UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01829
                                                     ---------------------

                              Columbia Acorn Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



              227 West Monroe, Suite 3000, Chicago, Illinois 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3698
                                                           -------------------

                  Date of fiscal year end: December 31, 2004
                                           ------------------

                  Date of reporting period: June 30, 2004
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



[LADY HOLDING FILE]

                                     COLUMBIA ACORN FUNDS

                                     SEMIANNUAL REPORT
                                     JUNE 30, 2004


                                     Columbia Acorn Fund
                                     Columbia Acorn International
                                     Columbia Acorn USA
                                     Columbia Acorn International Select
                                     Columbia Acorn Select
                                     Columbia Thermostat Fund



                                     Look inside for the date and NEW LOCATION of the 2004 Columbia Acorn Funds Shareholder Information Meeting.

  Not FDIC    May Lose Value
  Insured     No Bank Guarantee

PLEASE JOIN US FOR THE 2004 COLUMBIA ACORN FUNDS SHAREHOLDER INFORMATION MEETING

                                      WHEN
                               September 28, 2004
                                 9:00 a.m. CST

                              NEW MEETING LOCATION
                                BANK OF AMERICA
                            LASALLE ROOM, 21ST FLOOR
                             231 S. LASALLE STREET
                               CHICAGO, IL 60604

                          REFRESHMENTS WILL BE SERVED.

The Bank of America Building is bordered by LaSalle Street on the west, Clark Street on the east and Jackson Boulevard on the South. The building is easily accessible by public transportation and is near Chicago Metra stations. See the map below for the exact location.

                              RSVP BY SEPTEMBER 21

PLEASE CALL US AT (800) 922-6769 BY SEPTEMBER 21 IF YOU PLAN TO ATTEND. To comply with security requirements, we must provide Bank of America building management with a list of guests attending the meeting. Calling to RSVP should prevent security delays at the door on the day of the event.

TO ACCESS THE 21ST FLOOR MEETING ROOM, YOU MAY CHECK IN AT THE SECURITY DESK LOCATED ON THE LASALLE STREET SIDE OF THE BUILDING LOBBY. YOU WILL NEED TO PRESENT A VALID PICTURE ID (SUCH AS A DRIVER'S LICENSE) TO BUILDING SECURITY FOR ADMITTANCE TO THE MEETING FLOOR.

We hope you will join us to meet your Columbia Acorn Funds' portfolio managers, analysts and your fellow shareholders. Presentations will offer market updates and provide in-depth information on your Columbia Acorn investments. A question and answer period will follow the presentations.

                            [IMAGE OF LOCATION MAP]

FOR DIRECTIONS AND PARKING INFORMATION, PLEASE SEE THE INSIDE BACK COVER OF THIS REPORT.

Columbia Acorn Family of Funds Semiannual Report 2004
    TABLE OF CONTENTS

COLUMBIA ACORN FAMILY OF FUNDS

    Mid-Year Distributions                                 2
    Net Asset Value Per Share                              2
    Share Class Performance                                3
    Fund Performance vs. Benchmarks                        4

Squirrel Chatter: Why The Heck Should We
    Own Small-cap Stocks?                                  5

COLUMBIA ACORN FUND

    In a Nutshell                                          8
    At a Glance                                            9
    Major Portfolio Changes                               20
    Statement of Investments                              23

COLUMBIA ACORN INTERNATIONAL

    In a Nutshell                                         10
    At a Glance                                           11
    Major Portfolio Changes                               35
    Statement of Investments                              37
    Portfolio Diversification                             41

COLUMBIA ACORN USA

    In a Nutshell                                         12
    At a Glance                                           13
    Major Portfolio Changes                               42
    Statement of Investments                              43

COLUMBIA ACORN INTERNATIONAL SELECT

    In a Nutshell                                         14
    At a Glance                                           15
    Major Portfolio Changes                               48
    Statement of Investments                              49
    Portfolio Diversification                             51

COLUMBIA ACORN SELECT

    In a Nutshell                                         16
    At a Glance                                           17
    Major Portfolio Changes                               52
    Statement of Investments                              53

COLUMBIA THERMOSTAT FUND

    In a Nutshell                                         18
    At a Glance                                           19
    Statement of Investments                              73
    Statement of Assets and Liabilities                   74
    Statement of Operations                               75
    Statement of Changes in Net Assets                    76
    Financial Highlights                                  78
    Notes to Financial Statements                         79

COLUMBIA ACORN FAMILY OF FUNDS

    Statements of Assets and Liabilities                  56
    Statements of Operations                              57
    Statements of Changes in Net Assets                   58
    Financial Highlights                                  62
    Notes to Financial Statements                         67

    Change in Independent Registered
      Public Accounting Firm                              83
    Columbia Acorn Family of Funds Information            84
    Board of Trustees and
      Management of Acorn                                 88

THE DISCUSSION IN THIS REPORT OF PORTFOLIO COMPANIES IS FOR ILLUSTRATION ONLY AND IS NOT A RECOMMENDATION OF INDIVIDUAL STOCKS. THE INFORMATION IS BELIEVED TO BE ACCURATE, BUT THE INFORMATION AND THE VIEWS OF THE PORTFOLIO MANAGERS MAY CHANGE AT ANY TIME WITHOUT NOTICE AND THE PORTFOLIO MANAGERS MAY ALTER A FUND'S PORTFOLIO HOLDINGS BASED ON THESE VIEWS AND THE FUND'S CIRCUMSTANCES AT THAT TIME.

Columbia Acorn Family of Funds
    >MID-YEAR DISTRIBUTIONS

The following table details the funds' mid-year distributions. The record date was June 2, 2004, and the payable date was June 3, 2004. Columbia Acorn USA and Columbia Acorn Select did not have any mid-year distributions.



                                                LONG-TERM        SHORT-TERM    ORDINARY   REINVESTMENT
                                              CAPITAL GAINS    CAPITAL GAINS    INCOME        PRICE
------------------------------------------------------------------------------------------------------
Columbia Acorn Fund Class A                     $ 0.0283           None           None       $ 23.45
------------------------------------------------------------------------------------------------------
Columbia Acorn Fund Class B and C               $ 0.0283           None           None       $ 22.90
------------------------------------------------------------------------------------------------------
Columbia Acorn International Class A               None            None        $ 0.1546      $ 23.32
------------------------------------------------------------------------------------------------------
Columbia Acorn International Class B               None            None        $ 0.0399      $ 22.96
------------------------------------------------------------------------------------------------------
Columbia Acorn International Class C               None            None        $ 0.0399      $ 22.97
------------------------------------------------------------------------------------------------------
Columbia Acorn International Select
    Class A                                        None            None        $ 0.0278      $ 15.09
------------------------------------------------------------------------------------------------------
Columbia Thermostat Fund Class A                $ 0.0028         $ 0.0145         None       $ 12.43
------------------------------------------------------------------------------------------------------
Columbia Thermostat Fund Class B
    and Class C                                 $ 0.0028         $ 0.0145         None       $ 12.41
------------------------------------------------------------------------------------------------------


        >NET ASSET VALUE PER SHARE as of 6/30/04



                                COLUMBIA                           COLUMBIA ACORN                         COLUMBIA
              COLUMBIA            ACORN           COLUMBIA         INTERNATIONAL         COLUMBIA        THERMOSTAT
             ACORN FUND       INTERNATIONAL      ACORN USA             SELECT          ACORN SELECT         FUND
-------------------------------------------------------------------------------------------------------------------
Class A        $ 24.11           $ 24.20            $ 22.74            $ 15.50             $ 19.30          $ 12.61
-------------------------------------------------------------------------------------------------------------------
Class B        $ 23.54           $ 23.81            $ 22.23            $ 15.12             $ 18.84          $ 12.58
-------------------------------------------------------------------------------------------------------------------
Class C        $ 23.54           $ 23.82            $ 22.25            $ 15.15             $ 18.84          $ 12.58
-------------------------------------------------------------------------------------------------------------------


    >SHARE CLASS PERFORMANCE Average Annual Total Returns through 6/30/04



                                      CLASS A                           CLASS B                           CLASS C
                              WITHOUT           WITH            WITHOUT           WITH            WITHOUT           WITH
                           SALES CHARGE     SALES CHARGE     SALES CHARGE     SALES CHARGE     SALES CHARGE     SALES CHARGE
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA ACORN
FUND (10/16/2000)
----------------------------------------------------------------------------------------------------------------------------
3 months*                          1.51%           -4.33%            1.29%           -3.71%            1.33%            0.33%
----------------------------------------------------------------------------------------------------------------------------
Year to date*                      8.73%            2.48%            8.36%            3.36%            8.36%            7.36%
----------------------------------------------------------------------------------------------------------------------------
1 year                            35.21%           27.43%           34.27%           29.27%           34.27%           33.27%
----------------------------------------------------------------------------------------------------------------------------
3 years                            9.63%            7.49%            8.90%            8.05%            8.90%            8.90%
----------------------------------------------------------------------------------------------------------------------------
Life of fund                      12.31%           10.53%           11.59%           10.99%           11.59%           11.59%
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA ACORN
INTERNATIONAL (10/16/2000)
----------------------------------------------------------------------------------------------------------------------------
3 months*                          1.63%           -4.21%            1.41%           -3.59%            1.45%            0.45%
----------------------------------------------------------------------------------------------------------------------------
Year to date*                      8.51%            2.27%            8.07%            3.07%            8.17%            7.17%
----------------------------------------------------------------------------------------------------------------------------
1 year                            40.65%           32.56%           39.73%           34.73%           39.79%           38.79%
----------------------------------------------------------------------------------------------------------------------------
3 years                            6.76%            4.67%            6.03%            5.13%            6.06%            6.06%
----------------------------------------------------------------------------------------------------------------------------
Life of fund                      -0.17%           -1.75%           -0.82%           -1.51%           -0.81%           -0.81%
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA ACORN USA
(10/16/2000)
----------------------------------------------------------------------------------------------------------------------------
3 months*                          4.55%           -1.46%            4.32%           -0.68%            4.36%            3.36%
----------------------------------------------------------------------------------------------------------------------------
Year to date*                      9.64%            3.34%            9.18%            4.18%            9.28%            8.28%
----------------------------------------------------------------------------------------------------------------------------
1 year                            34.00%           26.30%           33.03%           28.03%           33.15%           32.15%
----------------------------------------------------------------------------------------------------------------------------
3 years                            7.01%            4.92%            6.30%            5.41%            6.31%            6.31%
----------------------------------------------------------------------------------------------------------------------------
Life of fund                      14.61%           12.79%           13.87%           13.30%           13.90%           13.90%
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA ACORN INT'L
SELECT (10/16/2000)
----------------------------------------------------------------------------------------------------------------------------
3 months*                          0.57%           -5.21%            0.40%           -4.60%            0.40%           -0.60%
----------------------------------------------------------------------------------------------------------------------------
Year to date*                      7.46%            1.28%            7.08%            2.08%            7.14%            6.14%
----------------------------------------------------------------------------------------------------------------------------
1 year                            38.03%           30.09%           36.96%           31.96%           36.98%           35.98%
----------------------------------------------------------------------------------------------------------------------------
3 years                            4.65%            2.60%            3.93%            2.99%            3.97%            3.97%
----------------------------------------------------------------------------------------------------------------------------
Life of fund                      -3.31%           -4.84%           -4.00%           -4.78%           -3.95%           -3.95%
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA ACORN
SELECT (10/16/2000)
----------------------------------------------------------------------------------------------------------------------------
3 months*                          1.79%           -4.06%            1.62%           -3.38%            1.62%            0.62%
----------------------------------------------------------------------------------------------------------------------------
Year to date*                      7.16%            1.00%            6.80%            1.80%            6.80%            5.80%
----------------------------------------------------------------------------------------------------------------------------
1 year                            19.81%           12.93%           19.03%           14.03%           19.03%           18.03%
----------------------------------------------------------------------------------------------------------------------------
3 years                            9.98%            7.83%            9.26%            8.41%            9.28%            9.28%
----------------------------------------------------------------------------------------------------------------------------
Life of fund                      10.80%            9.05%           10.09%            9.46%           10.09%           10.09%
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA THERMOSTAT
FUND (3/3/2003)
----------------------------------------------------------------------------------------------------------------------------
3 months*                         -0.18%           -5.92%           -0.49%           -5.46%           -0.41%           -1.41%
----------------------------------------------------------------------------------------------------------------------------
Year to date*                      2.66%           -3.24%            2.25%           -2.75%            2.25%            1.25%
----------------------------------------------------------------------------------------------------------------------------
1 year                            12.58%            6.11%           11.77%            6.77%           11.77%           10.77%
----------------------------------------------------------------------------------------------------------------------------
Life of fund                      19.18%           14.01%           18.30%           15.46%           18.30%           18.30%
----------------------------------------------------------------------------------------------------------------------------


*Not annualized.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN A FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. VISIT COLUMBIAFUNDS.COM FOR DAILY UPDATES.

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM 5.75% SALES CHARGE FOR CLASS A SHARES, THE APPROPRIATE CLASS B CONTINGENT DEFERRED SALES CHARGE FOR THE HOLDING PERIOD AFTER PURCHASE AS FOL- LOWS: THROUGH FIRST YEAR--5%, SECOND YEAR--4%, THIRD YEAR--3%, FOURTH YEAR--3%, FIFTH YEAR--2%, SIXTH YEAR--1%, THEREAFTER--0%; AND THE CLASS C CONTINGENT DEFERRED SALES CHARGE OF 1% FOR THE FIRST YEAR ONLY. PERFORMANCE OF THE DIFFERENT SHARE CLASSES WILL VARY BASED ON DIFFERENCES IN SALES CHARGES AND FEES ASSOCIATED WITH EACH CLASS.

Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimburse-ment arrangements, performance results would have been lower.

COLUMBIA ACORN FAMILY OF FUNDS
    >FUND PERFORMANCE VS. BENCHMARKS Class A Shares, without sales charge,
                                    Average Annual Total Returns through 6/30/04



                                 2ND*       YEAR TO*        1          3         LIFE
                                QUARTER       DATE        YEAR       YEARS      OF FUND
---------------------------------------------------------------------------------------
COLUMBIA ACORN
FUND (10/16/2000)                  1.51%        8.73%     35.21%      9.63%       12.31%
---------------------------------------------------------------------------------------
S&P 500                            1.72%        3.44%     19.11%     -0.69%       -3.37%
---------------------------------------------------------------------------------------
Russell 2500                       0.34%        6.24%     32.21%      7.40%        7.97%
---------------------------------------------------------------------------------------
Russell 2000                       0.47%        6.76%     33.37%      6.24%        7.19%
---------------------------------------------------------------------------------------
Lipper Small-Cap
Core Funds Index                   1.56%        7.76%     32.80%      7.22%        8.27%
---------------------------------------------------------------------------------------
Lipper Mid-Cap
Core Funds Index                   1.05%        5.51%     26.28%      4.34%        3.19%
---------------------------------------------------------------------------------------
COLUMBIA ACORN
INTERNATIONAL (10/16/2000)         1.63%        8.51%     40.65%      6.76%       -0.17%
---------------------------------------------------------------------------------------
Citigroup EMI
Global ex-US                      -0.24%        9.52%     44.13%      13.29%       8.18%
---------------------------------------------------------------------------------------
MSCI EAFE                          0.22%        4.56%     32.37%      3.87%       -0.91%
---------------------------------------------------------------------------------------
Lipper Int'l Small-
Cap Funds Index                    1.27%       11.16%     45.62%      12.44%       6.38%
---------------------------------------------------------------------------------------
COLUMBIA ACORN USA
(10/16/2000)                       4.55%        9.64%     34.00%      7.01%       14.61%
---------------------------------------------------------------------------------------
Russell 2000                       0.47%        6.76%     33.37%      6.24%        7.19%
---------------------------------------------------------------------------------------
Lipper Small-Cap
Core Funds Index                   1.56%        7.76%     32.80%      7.22%        8.27%
---------------------------------------------------------------------------------------
S&P 500                            1.72%        3.44%     19.11%     -0.69%       -3.37%
---------------------------------------------------------------------------------------
COLUMBIA ACORN INT'L
SELECT (10/16/2000)                0.57%        7.46%     38.03%      4.65%       -3.31%
---------------------------------------------------------------------------------------
Citigroup World ex-US
Cap Range $2-10B                  -1.23%        7.29%     42.32%      10.36%       6.71%
---------------------------------------------------------------------------------------
MSCI EAFE                          0.22%        4.56%     32.37%      3.87%       -0.91%
---------------------------------------------------------------------------------------
Lipper International
Funds Index                       -1.08%        3.86%     29.36%      3.93%       -0.27%
---------------------------------------------------------------------------------------
COLUMBIA ACORN
SELECT (10/16/2000)                1.79%        7.16%     19.81%      9.98%       10.80%
---------------------------------------------------------------------------------------
S&P MidCap 400                     0.97%        6.08%     27.98%      6.58%        6.50%
---------------------------------------------------------------------------------------
Lipper Mid-Cap
Growth Index                       1.32%        5.28%     23.14%     -2.76%       -9.45%
---------------------------------------------------------------------------------------
S&P 500                            1.72%        3.44%     19.11%     -0.69%       -3.37%
---------------------------------------------------------------------------------------
COLUMBIA THERMOSTAT
FUND (3/3/2003)                   -0.18%        2.66%     12.58%        --        19.18%
---------------------------------------------------------------------------------------
S&P 500                            1.72%        3.44%     19.11%        --        27.84%
---------------------------------------------------------------------------------------
Lehman U.S Credit
Intermediate Bond Index           -2.82%       -0.08%      0.44%        --         3.50%
---------------------------------------------------------------------------------------
Lehman U.S. Govt.
Intermediate Bond Index           -2.30%       -0.15%     -0.48%        --         0.91%
---------------------------------------------------------------------------------------
Lipper Flexible
Portfolio Funds Index             -0.11%        2.25%     14.64%        --        21.23%
---------------------------------------------------------------------------------------


*Not annualized.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN A FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. VISIT COLUMBIAFUNDS.COM FOR DAILY UPDATES.

DESCRIPTION OF INDEXES: S&P 500 is a broad, market-weighted average of U.S. blue-chip company stock performance. S&P MIDCAP 400 is a broad market-weighted index of 400 stocks that are in the next size/tier down from the S&P 500. RUSSELL 2000 is a market-weighted index of 2000 smaller U.S. companies, formed by taking the largest 3,000 companies and eliminating the largest 1,000. RUSSELL 2500 is the smallest 2,500 U.S. companies from this same group. CITIGROUP EMI GLOBAL EX-US is the bottom 20% of institutionally investable capital of developed and emerging countries, selected by index sponsor, outside the U.S. MSCI EAFE is Morgan Stanley's Europe, Australasia and Far East Index, a widely recognized international benchmark that comprises 20 major markets in proportion to world stock market capitalization. CITIGROUP WORLD EX-US CAP RANGE $2-$10B is a subset of the Broad Market Index, representing a mid-cap developed market index excluding the U.S. LIPPER INDEXES include the largest funds tracked by Lipper, Inc. in the named category. LIPPER MID-CAP GROWTH INDEX, 30 mid-cap growth funds; LIPPER MID-CAP CORE FUNDS INDEX, 30 mid-cap core funds; LIPPER INTERNATIONAL FUNDS INDEX, 30 largest non-U.S. funds, not including non-U.S. small-cap funds; LIPPER INTERNATIONAL SMALL-CAP FUNDS INDEX, 10 largest non-U.S. funds investing in small-cap companies, including Columbia Acorn International; LIPPER SMALL-CAP CORE FUNDS INDEX, 30 largest small-cap core funds, including Columbia Acorn Fund. LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX is an equal dollar weighted index of the 30 largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper. LEHMAN U.S. GOVERNMENT INTERMEDIATE BOND INDEX is made up of 1 to 10 year treasury and agency bonds, excluding targeted investor notes and state and local government series bonds. The LEHMAN U.S. CREDIT INTERMEDIATE BOND INDEX is the intermediate component of the U.S. Credit Index. The U.S. Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. All indexes are unmanaged and returns include reinvested distributions. A more complete description of each index is included in the Fund's statement of additional information. It is not possible to invest directly in an index.

    >Squirrel Chatter: WHY THE HECK SHOULD WE OWN SMALL-CAP STOCKS?

[Photo of Ralph Wanger]

I often get asked the question, "Why own small caps rather than the great American blue chip companies?" My answer is that many of the so-called blue chip companies remind me of the Rolling Stones: Once great but 30 years past their prime. The rapid change and growth of the past 30 years created today's corporate behemoths. But that was then. The world has moved on and the environment is different. This creates a big problem for old giants as the market embraces new companies that are able to adapt to the world as it is now. The cycle of creation, growth, maturity and decline can be seen in all companies.

     One of the most successful companies for generations was Eastman Kodak. Today people are switching from film cameras to digital cameras so Kodak's expertise in making film is fast becoming obsolete. The company is trying desperately to figure out how to survive in today's world but it is likely to be a considerably smaller and less profitable company in the years to come.

     In the computer industry, IBM was once considered so dominant that the government brought an antitrust action against the company to keep it from completely dominating the world. Well, IBM does not dominate the world, but the antitrust settlement was not the reason for it. IBM had a lock on the mainframe computer market but PC networks rendered IBM's position irrelevant. IBM is still a big company but it is no longer dominant in the computer industry.

     We also see a great deal of American manufacturing moving overseas, especially to China. An example is Levi's, a famous brand that was synonymous with blue jeans. Today Levi's no longer manufactures, distributes or designs blue jeans anywhere. Levi's owns the brand and collects royalties but the rest of the business has been turned over to a Hong Kong company named Li & Fung. Li & Fung outsources the entire production process for Levi's jeans.

     This is not the first time foreign markets have encroached upon U.S. manufacturing. Twenty years ago we were worried about Japan. In area after area, Japanese companies were knocking off U.S. companies. Ford and General Motors were suddenly marginalized when Toyota came on the scene. General Motors has gone from the most powerful company in the United States to what we consider an unhealthy company with low profits and a poor balance sheet.

     Today, the Internet has created new businesses like Ebay, Expedia, and Amazon and put enormous pressure on old-line companies. Voice over Internet protocol is likely to do the same thing to the telephone industry that digital cameras did to Kodak. Free phone calls via the Internet is not the pricing model that big phone companies have in mind. The music industry has been severely hurt by file sharing online just as the post office and FedEx are losing market share to email. There is a great deal of innovation required to keep a business sound in today's technology-driven world.

     One business crushed by the Internet was Encyclopedia Britannica. Believe it or not, there was a time when research was conducted using books. Now, we Google. Few of us have a set of Encyclopedia Britannica at home today. Thirty years ago, we would have. Tornadoes blow away houses everyday that would have been safe if they only had three hundred pounds of encyclopedias ballasting the living room like we used to.

     Big companies not only have to manage technological change, but they have to do it in a world of union contracts that have seriously complicated their ability to change with the times. They must also continually adapt to political and regulatory changes. Sarbanes-Oxley requirements, for example, have increased accounting costs for companies.

     We think one of the next big battles already underway is with large pharmaceutical companies. It's fairly well known that you can buy prescription drugs cheaper in Canada than you can in the United States. Foreign countries have discovered that they can "free ride" on American-company drug prices because they don't have to pay for research and development (R&D). Some people are working to figure out how to increase the amount of drugs imported from Canada but it makes no sense to make a product in Indianapolis, ship it to Toronto, and then ship it back to Indianapolis. Government regulation may soon require that U.S. pharmaceutical companies price drugs sold in the U.S. market the same as those sent to foreign markets. Perhaps, if drug-company R&D is retained, a subsidy will be issued by the government to cover that cost. If this happens, major drug companies will find their profits severely reduced. The drug industry, which was the center of institutional portfolios for the last 50 years because of steady, stable growth, may be less attractive over the next couple of decades. This sort of shift has happened before.

     Forty years ago electric utilities served as the stable growth base for institutional portfolios. I can remember having arguments with Duff and Phelps analysts about whether Commonwealth Edison would have a six-percent growth rate or a six-and-a-half-percent growth rate in the future. The distinction seemed to be makeable, reasonable and important. Today, electric utilities don't have long-term growth rates. They are highly cyclical businesses with profits that can be variable from one year to the next and are now considered anything but the base of a stable growth portfolio. While our funds don't own big pharmaceutical companies or big electric utilities, we think there will always be small companies that find ways to make money and grow as the old favorites peak and start to mature and decline.

     What kinds of things do the Columbia Acorn Funds look for in small-cap investing? We've found opportunities in the financial area. We believe regional banks and savings and loans have the potential to grow and prosper. Sometimes this occurs because they are in areas where giant banks haven't shown up yet. Here in Chicago, a few very large banks headquartered elsewhere dominate the city's banking industry. Still, some people prefer to bank at smaller local banks where they are treated more as a customer than an account number. Some of the smaller banks we own in our funds are Glacier Bancorp in Montana, Republic in Michigan, and Peoples Bank Bridgeport in Connecticut. These companies will often prosper on their own. If they are taken over by one of the big banks, the funds would make a profit that way.

     Specialty retail is also an interesting area for the small-cap investor. Retail is dominated by large shopping malls. If someone can formulate a new retail idea and prove it out with a half-dozen stores, it doesn't take very long to increase from five stores to 500 because malls always look for new hot concepts. Some of the companies we own that have done well are Christopher & Banks, Chico's FAS, Hot Topic, Cheesecake Factory and AFC Enterprises.

     An investor may want to look for companies that have very strong brands such as Procter & Gamble and Gillette. Don't make the mistake of thinking smaller companies lack recognizable brands. One of Columbia Acorn Fund's most successful stocks has been Harley-Davidson, the only brand that we can think of that people tattoo on their bodies. Coach, a top brand in leather goods, is another small-cap stock owned in the funds. We also own Scotts in lawn care; International Speedway in NASCAR racing; Carnival in cruise lines and Weight Watchers in weight watching.

     What we look for in all of these companies is what we call a "reason to own." We need to find a factor that we believe will give a company a reason to prosper over a long period of time. Our favorite theme under "reason to own" is Downstream from Technology. Making microchips is a very important business but when you get into the manufacturing of high-tech devices, it is notoriously competitive with very short product life cycles, a high degree of price competition and the profitability of these companies is often very short lived. It is hard to prosper in a business when you must cut prices 30% every year. We think it is better to own companies that are customers of these electronic companies. Getty Images is downstream from technology and one of our favorite stocks. The company sells photography over the Internet. They have 2.6 million photos that you can search for by subject and download at a moderate price. If you want to do an ad with a photo of a retired couple walking on the beach, buying one of Getty's pictures can save you the money and time required to create the same shot.

     Other downstream stocks that have done well for our funds include Zebra Technologies, a manufacturer of bar code printers, and International Game Technology (IGT). IGT has taken a low-priced, microprocessor and used it to create an electronic slot machine, capitalizing on the American people's willingness to spend about $30 an hour to play a fairly dull video game. This willingness also has created the modern gaming industry, which has spread into most states across the country.

1-800-922-6769

     Not all technology is electronic. Nektar Therapeutics uses biotech and technology to generate inhaleable insulin to treat diabetes, one of the most serious health problems facing Americans. We believe anyone who can change insulin therapy from injections to some less objectionable form is likely to have a good business.

     Small growth companies may succeed because they grow in the niche areas between the giants. Of course, not all small companies work but when they do, there is potential for significant gains. Columbia Acorn Fund profits on stocks such as IGT and Harley-Davidson have been on the order of 100:1. A good idea, a hard-working entrepreneur, and long-term equity owners should continue to partner together to build winning companies in the future.


/s/ Ralph Wanger

Ralph Wanger
FOUNDER, ADVISOR AND TRUSTEE
COLUMBIA WANGER ASSET MANAGEMENT, L.P.

________________________________________________________________________________
THIS ESSAY WAS TAKEN FROM A SPEECH GIVEN BY RALPH WANGER AT THE THINKEQUITY CONFERENCE HELD IN CHICAGO ON JUNE 22, 2004.

AS OF JUNE 30, 2004, FUND POSITIONS IN THE COMPANIES MENTIONED WERE: LI & FUNG:
COLUMBIA ACORN FUND, 0.1%; COLUMBIA ACORN INTERNATIONAL SELECT FUND, 1.6%. GLACIER BANCORP: COLUMBIA ACORN FUND, 0.5%. REPUBLIC: COLUMBIA ACORN FUND, 0.2%. PEOPLES BANK BRIDGEPORT: COLUMBIA ACORN FUND, 0.8%. CHRISTOPHER & BANKS:
COLUMBIA ACORN FUND, 0.5%; COLUMBIA ACORN USA, 0.8%. CHICO'S FAS: COLUMBIA ACORN FUND, 0.9%. HOT TOPIC: COLUMBIA ACORN FUND, 0.2%. CHEESECAKE FACTORY: COLUMBIA ACORN FUND, 0.1%. AFC ENTERPRISES: COLUMBIA ACORN FUND, 0.3%. HARLEY-DAVIDSON:
COLUMBIA ACORN FUND, 0.9%; COLUMBIA ACORN SELECT, 6.3%. COACH: COLUMBIA ACORN FUND, 1.0%; COLUMBIA ACORN USA, 0.4%; COLUMBIA ACORN SELECT, 2.9%. SCOTTS
COMPANY: COLUMBIA ACORN FUND, 0.5%; COLUMBIA ACORN USA, 1.4%. INTERNATIONAL SPEEDWAY MOTORS: COLUMBIA ACORN FUND, 0.3%; COLUMBIA ACORN USA, 0.6%; COLUMBIA ACORN SELECT, 2.3%. CARNIVAL: COLUMBIA ACORN FUND, 0.2%. WEIGHT WATCHERS:
COLUMBIA ACORN FUND, 0.2%; COLUMBIA ACORN USA, 0.3%; COLUMBIA ACORN SELECT, 2.9%. GETTY IMAGES: COLUMBIA ACORN FUND, 0.6%; COLUMBIA ACORN USA, 0.8%. ZEBRA
TECHNOLOGIES: COLUMBIA ACORN FUND, 0.3%; COLUMBIA ACORN USA, 1.9%. INTERNATIONAL GAME TECHNOLOGY: COLUMBIA ACORN FUND, 2.1%. NEKTAR THERAPEUTICS: COLUMBIA ACORN FUND, 0.2%; COLUMBIA ACORN USA, 0.9%.

COMPANIES THAT WERE MENTIONED BUT NOT LISTED ABOVE WERE NOT HELD BY ANY OF THE COLUMBIA ACORN FUNDS AS OF JUNE 30, 2004.

THE COMPANIES NAMED ARE FOR ILLUSTRATION PURPOSES ONLY AND ARE NOT INTENDED TO BE A RECOMMENDATION TO BUY OR SELL ANY STOCK.

Columbia Acorn Fund
    >In a Nutshell

[Photo of Charles P. McQuaid]            [Photo of Robert A. Mohn]

Columbia Acorn Fund rose 1.51% (Class A shares, without sales charge) in the second quarter, somewhat more than its smaller cap benchmarks and in line with the large-cap S&P 500. In the first half of 2004, Columbia Acorn grew 8.73%, beating all of its benchmarks (see Page 4 for performance data). Performance for both periods was helped by our investments in energy. We also profited from good stock picking.

     On the advice of our energy analyst, Jason Selch, we had built energy to about 9% of the Fund--nearly twice the energy weighting of the Russell 2500 Index. Energy prices remained high, and both our large weighting and fine stock selection paid off. Quicksilver hit pay dirt, and was Columbia Acorn's largest percentage winner in both periods, rising about 73% in the quarter and doubling in the half. XTO Energy was the Fund's largest dollar winner year-to-date, gaining over $200 million for shareholders while rising 32%. Other energy successes included Western Gas and Ultra Petroleum, each up more than 24% in the quarter and 35% in the half.

     Other excellent stock picks included Rogers, a provider of electronic components, up on fine earnings. Retailer Urban Outfitters also jumped, as amazing sales increases drove earnings. Cell phone service provider Western Wireless benefited from growth overseas. Each of these stocks jumped at least 24% in the quarter and 57% in the half.

     Gaming stocks were volatile. International Game Technology was Columbia Acorn's largest dollar winner in the first quarter but its largest dollar loser in the second, despite making its growth targets. For the half, it rose 9%. We trimmed the stock due to valuation concerns, locking in fantastic gains. Alliance Gaming gained 30% in the first quarter, but dropped 47% in the second quarter on lower earnings expectations. Technology was tough year-to-date, as gains in hardware stocks were more than offset by drops in the Fund's software and service companies. After a 49% gain in the first quarter, Skillsoft Publishing retreated 41% on an order shortfall.

     Columbia Acorn's foreign stocks rose over 2% in the quarter and 10% in the half. Gambro, a leading worldwide dialysis provider, and Rhoen-Klinikum, a leading private hospital company in Germany, each rose more than 25% in the quarter. United Kingdom-based Tullow Oil gained 49% in the half. We've built the Fund's foreign stock position to 15% of assets, and plan to stay near this level since we believe foreign stocks appear attractive.

     Most of the Fund's companies are reporting what we consider good business conditions and excellent earnings gains. Macro economic concerns recently have kept a lid on stock prices. We hope that earnings gains will rule in the future.


/s/ Charles P. McQuaid              /s/ Robert A. Mohn

Charles P. McQuaid                  Robert A. Mohn
LEAD PORTFOLIO MANAGER              CO-PORTFOLIO MANAGER


DEMOGRAPHY IS DESTINY
--------------------------------------------------------------------------------
The baby boomer population continues to provide investment opportunities. Baby boomers are aging worldwide and many are becoming obese. Age plus obesity has caused an epidemic of diabetes. This disease often causes kidney failure. Gambro, headquartered in Sweden, operates dialysis centers and sells renal products in many parts of the world. Columbia Wanger Asset Management analyst Stephen Kusmierczak concluded that Gambro was improving its cost structure and enhancing its sales mix. He saw through goodwill amortization charges and valued the stock based on free cash flow. When Stephen's research indicated that the market expectations concerning Medicare dialysis reimbursement may be unduly pessimistic, we added to Columbia Acorn Fund's position. Good research paid off as Gambro's stock rose 30% in the second quarter.

INVESTMENTS IN SMALL-CAP COMPANIES MAY BE SUBJECT TO GREATER VOLATILITY AND PRICE FLUCTUATIONS BECAUSE THEY MAY BE THINLY TRADED AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES. INVESTMENTS IN FOREIGN SECURITIES HAVE SPECIAL RISKS, INCLUDING POLITICAL OR ECONOMIC INSTABILITY, HIGHER COSTS, DIFFERENT REGULATIONS, ACCOUNTING STANDARDS, TRADING PRACTICES AND LEVELS OF INFORMATION, AND CURRENCY EXCHANGE RATE FLUCTUATIONS.

AS OF 6/30/04, THE FUND'S POSITIONS IN THE HOLDINGS MENTIONED WERE: QUICKSILVER, 0.3%; XTO ENERGY, 1.8%; WESTERN GAS, 0.7%; ULTRA PETROLEUM, 0.7%; ROGERS, 0.3%; URBAN OUTFITTERS, 0.4%; WESTERN WIRELESS, 0.7%; INTERNATIONAL GAME TECHNOLOGY, 2.1%; ALLIANCE GAMING, 0.4%; SKILLSOFT PUBLISHING, 0.6%; RHOEN-KLINIKUM, 0.2%; TULLOW OIL, 0.3%; GAMBRO, 0.2%.

1-800-922-6769

Columbia Acorn Fund                                         TICKER SYMBOL: LACAX
    >At a Glance                             TOTAL NET ASSETS: $12,289.6 MILLION

PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (BASED ON CLASS A SHARE
RETURNS)
    >through June 30, 2004

                                 YEAR TO                           LIFE
                                  DATE*      1 YEAR    3 YEARS    OF FUND
                                  -----      ------    -------    -------
Returns before            NAV      8.73%     35.21%     9.63%     12.31%
taxes                     POP      2.48      27.43      7.49      10.53
-------------------------------------------------------------------------
Returns after taxes       NAV      8.72      35.16      9.59      11.48
on distributions          POP      2.46      27.39      7.45       9.72
-------------------------------------------------------------------------
Returns after taxes       NAV      5.70      22.94      8.28      10.28
on distributions and      POP      1.64      17.88      6.42       8.72
sale of fund shares
-------------------------------------------------------------------------
S&P 500 (pretax)                   3.44      19.11     -0.69      -3.37
-------------------------------------------------------------------------
Russell 2500 (pretax)              6.24      32.21      7.40       7.97
-------------------------------------------------------------------------
Russell 2000 (pretax)              6.76      33.37      6.24       7.19

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of fund shares reflect the additional tax impact of long-term gains or losses realized when fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes. Investment returns and principal value may fluctuate, resulting in a gain or loss on sale. PUBLIC OFFERING PRICE (POP) RETURNS INCLUDE THE MAXIMUM SALES CHARGE OF 5.75% FOR CLASS A SHARES. NET ASSET VALUE (NAV) RETURNS DO NOT INCLUDE SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES
(CDSC).

*Year to date data not annualized.

COLUMBIA ACORN FUND PORTFOLIO DIVERSIFICATION
    >as a % of net assets, as of June 30, 2004

[PIE CHART]

     Consumer                                 21.8%
     Goods/Services
     Industrial                               13.5%
     Goods/Services
     Finance                                  12.3%
     Other*                                    6.7%
     Health Care                               9.1%
     Energy/Minerals                           9.1%
     Real Estate                               2.6%
     Information                              24.9%
        Software/Services                11.6%
        Computer Related Hardware         8.0%
        Media                             2.1%
        Telecommunications                3.2%

*Other includes cash and other assets less liabilities of 5.7%. Foreign equities within the portfolio were 15.0% diversified by country as follows: 9.0% Europe; 1.7% Asia without Japan; 2.0% Canada; 1.3% Japan; 0.5% Australia/New Zealand; 0.5% Latin America.

THE VALUE OF A $10,000 INVESTMENT IN COLUMBIA ACORN FUND
    >October 16, 2000 through June 30, 2004

Illustration is based on a hypothetical $10,000 investment from inception in Class A shares of the Fund, which includes the 5.75% maximum initial sales charge. Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. The Russell 2500 is the smallest 2,500 U.S. companies taken from a group of the largest 3000 companies. The index is unmanaged and returns for the index and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. VISIT COLUMBIAFUNDS.COM FOR DAILY UPDATES.

[MOUNTAIN CHART]

WITHOUT          CLASS A     CLASS B     CLASS C
SALES CHARGE     $15,388     $15,026     $15,026
------------------------------------------------
WITH
SALES CHARGE     $14,503     $14,726     $15,026


                    COLUMBIA            COLUMBIA
                 ACORN FUND - A      ACORN FUND - A
                     AT NAV        WITH SALES CHARGE     RUSSELL 2500
                ---------------    -----------------     ------------
      10/16/00     10000.00              9425.00            10000.00
      10/31/00     10274.00              9683.25            10431.90
                    9733.59              9173.91             9513.81
      12/31/00     10739.10             10121.60            10333.20
                   10932.40             10303.80            10672.80
                   10651.40             10039.00             9985.52
       3/31/01     10164.60              9580.17             9437.70
                   11058.10             10422.30            10271.20
                   11527.00             10864.20            10580.10
       6/30/01     11678.00             11006.50            10730.30
                   11449.10             10790.80            10346.60
                   10992.30             10360.20            10007.60
       9/30/01      9495.12              8949.15             8712.50
                    9901.52              9332.18             9162.99
                   10656.00             10043.30             9904.06
      12/31/01     11335.90             10684.00            10459.30
                   11221.40             10576.10            10329.40
                   11074.40             10437.60            10148.60
       3/31/02     11882.80             11199.50            10850.20
                   11850.70             11169.30            10822.60
                   11488.10             10827.50            10505.40
       6/30/02     10902.20             10275.30             9913.40
                    9602.65              9050.50             8730.34
                    9679.47              9122.90             8756.74
       9/30/02      9099.67              8576.44             8062.97
                    9481.86              8936.65             8325.77
                   10093.40              9513.07             9005.47
      12/31/02      9768.43              9206.75             8598.02
                    9533.01              8984.86             8369.56
                    9380.48              8841.10             8168.45
       3/31/03      9494.92              8948.97             8246.32
                   10316.20              9723.05             8981.24
                   11042.50             10407.50             9864.53
       6/30/03     11380.40             10726.00            10053.00
                   11908.50             11223.70            10593.40
                   12526.50             11806.20            11083.60
       9/30/03     12379.90             11668.10            10932.80
                   13386.40             12616.70            11796.60
                   13820.10             13025.50            12240.70
      12/31/03     14151.80             13338.10            12510.90
                   14661.30             13818.30            12967.40
                   14941.30             14082.20            13167.90
       3/31/04     15158.00             14286.40            13247.00
                   14609.30             13769.20            12610.70
                   14870.80             14015.70            12868.10
       6/30/04     15388.00             14503.20            13291.50

COLUMBIA ACORN FUND TOP 10 HOLDINGS (AS A % OF NET ASSETS)

1.  International Game Technology                           2.1%
    SLOT MACHINES & Progressive Jackpots

2.  XTO Energy                                              1.8%
    NATURAL GAS PRODUCER

3.  Expeditors International of Washington                  1.1%
    INTERNATIONAL FREIGHT FORWARDER

4.  Coach                                                   1.0%
    DESIGNER & RETAILER OF BRANDED LEATHER ACCESSORIES

5.  AmeriCredit                                             0.9%
    AUTO LENDING

6.  Chico's FAS                                             0.9%
    WOMEN'S SPECIALTY RETAILER

7.  Harley-Davidson                                         0.9%
    MOTORCYCLES & RELATED MERCHANDISE

8.  Peoples Bank Bridgeport                                 0.8%
    CONNECTICUT SAVINGS & Loan

9.  TCF Financial                                           0.8%
    GREAT LAKES BANK

10. Novell                                                  0.8%
    DIRECTORY, OPERATING SYSTEM & IDENTITY
    MANAGEMENT SOFTWARE

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

COLUMBIA ACORN INTERNATIONAL
    >In a Nutshell

[Photo of P. Zachary Egan]      [Photo of Louis J. Mendes III]

Columbia Acorn International finished the quarter up 1.63% (Class A shares, without sales charge), exceeding the Citigroup EMI Global ex-US benchmark decline of 0.24%. By posting a positive result in a flat market, the Fund gained back much of the ground lost relative to its benchmark in the first quarter. It is now up 8.51% year-to-date, trailing the benchmark return of 9.52%. The Fund also led the larger cap MSCI EAFE Index by 1.41% in the quarter and 3.95% year-to-date. Stock selection, as opposed to country or sector weightings, was the primary driver of performance in the second quarter.

     Winners included Kappa Create, a sushi restaurant chain in Japan, which was up 20% in the second quarter, after rising 31% in the first quarter. Geberit, a Swiss manufacturer of bathroom plumbing systems, was up 23% in the quarter and up 37% for the first half of the year. Energy prices remain high, which boosted profitability for many energy exploration and production companies. A holding in the United Kingdom, Tullow Oil, was up 23% in the quarter and nearly 49% for the six months. Rhoen-Klinikum, a private hospital operator in Germany and the Fund's second largest holding, also had a strong second quarter, rising 26%.

     The Fund's biggest loser in the second quarter was ASE Test, a semiconductor packaging and test services company, which was down 33% in the quarter and 51% in the year-to-date period on concerns that excess capacity in the semiconductor industry will weigh on profitability. Sales data for June, however, show an 88% increase over numbers reported this time last year. While the stock continues to exhibit volatility, we feel the fundamental investment case remains intact. Another laggard was Jardine Lloyd Thompson Group, an insurance broker in the United Kingdom, which was down over 20% for both the quarter and the first half. Wah Lee Industrial, a Taiwanese distributor of chemicals, materials and equipment, was down 15% for the quarter and 19% for the first half.

     We continued to increase the Fund's exposure to Japan in the quarter, largely in businesses geared to the domestic economy, such as consumer goods and services, and financials. We also built small positions in countries where the Fund had little or no exposure in recent years. In South Africa, the Fund now holds family clothing chain Edgars Consolidated Stores. In Brazil, Columbia Acorn International participated in the initial public offering of Natura Cosmeticos, a direct retailer of high-end skin care products. These investments reflect the Fund's continuous efforts to locate value wherever it may be.


/s/ P. Zachary Egan             /s/ Louis J. Mendes III

P. Zachary Egan                 Louis J. Mendes III
CO-PORTFOLIO MANAGER            CO-PORTFOLIO MANAGER

PROFITS IN THE WIND
--------------------------------------------------------------------------------

Gamesa manufactures and services wind-driven turbines and develops and operates so-called "windfarms" for electric generation. Columbia Acorn International built a position in the company two and a half years ago when we believed there was considerable opportunity for the company to strengthen its balance sheet by selling some of its Spanish windfarms. We felt that freeing up cash through these asset sales would also allow the company to pursue higher return projects outside of Spain. This strategy was so successful that management was looking to return cash to shareholders within nine months of the Fund's initial investment, and the share price has almost tripled over the holding period. While originally an attempt to strengthen the financial position of the company, selling windfarms is now viewed by management as a sustainable, high-return business opportunity in itself. While some investors are skeptical about this strategic direction, we believe that Gamesa, as a leading equipment supplier with an intimate understanding of the planning and permit process, is indeed well-positioned to benefit as a windfarm developer.

INVESTMENTS IN FOREIGN SECURITIES HAVE SPECIAL RISKS, INCLUDING POLITICAL OR ECONOMIC INSTABILITY, HIGHER COSTS, DIFFERENT REGULATIONS, ACCOUNTING STANDARDS, TRADING PRACTICES AND LEVELS OF INFORMATION, AND CURRENCY EXCHANGE RATE FLUCTUATIONS. INVESTMENTS IN SMALL-CAP COMPANIES MAY BE SUBJECT TO GREATER VOLATILITY AND PRICE FLUCTUATIONS BECAUSE THEY MAY BE THINLY TRADED AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

AS OF 6/30/04, THE FUND'S POSITIONS IN THE HOLDINGS MENTIONED WERE: KAPPA CREATE, 0.8%; GEBERIT, 1.0%; TULLOW OIL, 1.2%; RHOEN-KLINIKUM, 1.9%; ASE TEST, 0.5%; JARDINE LLOYD THOMPSON GROUP, 0.7%; WAH LEE INDUSTRIAL, 0.4%; EDGARS CONSOLIDATED STORES, 0.3%; NATURA COSMETICOS, 0.5%; GAMESA, 0.7%.

1-800-922-6769

COLUMBIA ACORN INTERNATIONAL
    >At a Glance                                            TICKER SYMBOL: LAIAX
                                              TOTAL NET ASSETS: $1,728.2 MILLION

PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (BASED ON CLASS A SHARE
RETURNS)
    >through June 30, 2004

                                  YEAR TO                                LIFE
                                   DATE*        1 YEAR      3 YEARS     OF FUND
                                   -----        ------      -------     -------
Returns before            NAV      8.51%         40.65%       6.76%      -0.17%
taxes                     POP      2.27          32.56        4.67       -1.75
--------------------------------------------------------------------------------
Returns after taxes       NAV      8.26          40.55        6.69       -1.00
on distributions          POP      2.03          32.47        4.60       -2.57
--------------------------------------------------------------------------------
Returns after taxes       NAV      5.53          26.63        5.77       -0.36
on distributions and      POP      1.47          21.36        3.97       -1.69
sale of fund shares
--------------------------------------------------------------------------------
Citigroup EMI Global               9.52          44.13       13.29        8.18
ex-US (pretax)

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of fund shares reflect the additional tax impact of long-term gains or losses realized when fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after- tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. The return after taxes on distributions may be higher than the return before taxes due to qualified foreign tax credits. Indexes do not reflect any deduction for fees, expenses or taxes. Investment returns and principal value may fluctuate, resulting in a gain or loss on sale. PUBLIC OFFERING PRICE (POP) RETURNS INCLUDE THE MAXIMUM SALES CHARGE OF 5.75% FOR CLASS A SHARES. NET ASSET VALUE (NAV) RETURNS DO NOT INCLUDE SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES (CDSC).

*Year to date data not annualized.

COLUMBIA ACORN INTERNATIONAL PORTFOLIO DIVERSIFICATION
    >as a % of net assets, as of June 30, 2004

[PIE CHART]

     Consumer                                 24.8%
        Goods/Services
     Finance                                  12.1%
     Other*                                    5.1%
     Information Technology                   10.6%
     Health Care                               8.5%
     Energy/Minerals                           8.1%
     Transportation                            3.0%
     Industrial                               27.8%
        Goods/Services

*Other includes cash and other assets less liabilities of 3.2%.

THE VALUE OF A $10,000 INVESTMENT IN COLUMBIA ACORN INTERNATIONAL
    >October 16, 2000 through June 30, 2004

Illustration is based on a hypothetical $10,000 investment from inception in Class A shares of the Fund, which includes the 5.75% maximum initial sales charge. Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. The Citigroup EMI Global ex-US is Citigroup's index of the bottom 20% of institutionally investable capital of developed and emerging countries, as selected by Citigroup, excluding the U.S. The index is unmanaged and returns for both the index and Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. VISIT COLUMBIAFUNDS.COM FOR DAILY UPDATES.

[MOUNTAIN CHART]

WITHOUT          CLASS A     CLASS B     CLASS C
SALES CHARGE      $9,938      $9,698      $9,702
------------------------------------------------
WITH
SALES CHARGE      $9,366      $9,449      $9,702

                  COLUMBIA ACORN        COLUMBIA ACORN
                 INTERNATIONAL - A     INTERNATIONAL - A     CITIGROUP EMI
                     AT NAV            WITH SALES CHARGE     GLOBAL EX-US
                 ----------------      -----------------     ------------
      10/16/00      10000.00               9425.00             10000.00
      10/31/00      10153.00               9569.20             10000.00
                     9322.48               8786.44              9559.32
      12/31/00       9513.60               8966.56              9932.93
                     9940.76               9369.16             10117.90
                     9222.04               8691.77              9724.76
       3/31/01       8332.11               7853.02              8971.57
                     8651.23               8153.79              9558.77
                     8591.54               8097.53              9539.59
       6/30/01       8167.12               7697.51              9215.96
                     7837.98               7387.30              8945.71
                     7675.74               7234.38              8921.10
       9/30/01       6626.46               6245.44              7759.62
                     6939.23               6540.23              8074.91
                     7325.75               6904.52              8406.88
      12/31/01       7459.81               7030.87              8476.11
                     7277.04               6858.61              8322.64
                     7252.30               6835.29              8461.93
       3/31/02       7626.52               7187.99              9013.27
                     7874.38               7421.60              9200.94
                     7838.16               7387.47              9495.38
       6/30/02       7516.79               7084.58              9125.04
                     6720.01               6333.61              8345.16
                     6610.48               6230.38              8295.11
       9/30/02       6016.86               5670.89              7529.41
                     6045.14               5697.54              7699.57
                     6228.30               5870.18              7987.33
      12/31/02       6232.66               5874.29              7892.24
                     6078.09               5728.60              7759.62
                     5911.55               5571.64              7621.16
       3/31/03       5822.29               5487.51              7546.93
                     6350.95               5985.77              8258.41
                     6871.73               6476.61              8962.39
       6/30/03       7066.20               6659.90              9296.87
                     7217.42               6802.42              9628.00
                     7535.71               7102.40             10088.40
       9/30/03       7821.31               7371.58             10549.70
                     8417.29               7933.30             11317.00
                     8642.04               8145.12             11523.10
      12/31/03       9160.56               8633.83             12234.60
                     9429.88               8887.66             12674.10
                     9780.67               9218.28             13111.20
       3/31/04       9780.67               9218.28             13432.30
                     9564.52               9014.56             12981.10
                     9593.21               9041.60             12982.80
       6/30/04       9937.81               9366.38             13389.00

COLUMBIA ACORN INTERNATIONAL TOP 10 HOLDINGS (AS A % OF NET ASSETS)

1.  Anglo Irish Bank (Ireland)                              2.1%
    SMALL BUSINESS & MIDDLE MARKET BANKING

2.  Rhoen-Klinikum (Germany)                                1.9%
    HOSPITAL MANAGEMENT

3.  Neopost (France)                                        1.5%
    POSTAGE METERS

4.  Exel (United Kingdom)                                   1.4%
    GLOBAL LOGISTICS & FREIGHT FORWARDING

5.  Kerry Group (Ireland)                                   1.3%
    FOOD INGREDIENTS

6.  Grafton Group (Ireland)                                 1.3%
    BUILDERS, WHOLESALERS & DIY Retailing

7.  Talisman Energy (Canada)                                1.3%
    OIL & GAS PRODUCER

8.  Tullow Oil (United Kingdom)                             1.2%
    OIL & GAS PRODUCER

9.  Venture (Singapore)                                     1.2%
    ELECTRONIC CONTRACT MANUFACTURER

10. Daito Trust Construction                                1.1%
    (JAPAN) APARTMENT BUILDER

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

COLUMBIA ACORN USA
    >In a Nutshell

[Photo of Robert A. Mohn]

Columbia Acorn USA strongly outperformed in the second quarter, up 4.55% (Class A shares, without sales charge) vs. a 0.47% gain for the Russell 2000. The Fund was also ahead year-to-date as of June 30, 2004, up 9.64% for the six months vs. a 6.76% gain for the Russell 2000.

     Good calls in the energy and telecom sectors contributed to the Fund's outperformance. Our energy analyst, Jason Selch, believed energy stock prices were lagging behind increases in oil prices. We added to the Fund's energy weighting at the beginning of the year and it paid off as the sector rallied in the first half of 2004. Quicksilver, a company that does coal seam gas drilling in the Midwest, was up more than 107% for the six months and 73% in the quarter. Western Gas, another coal seam gas producer, was up 38% year-to-date and up 28% for the quarter.

     We believe the Fund's outperformance in telecom was a testament to Columbia Wanger's niche stock-picking talent. While the telecom component of the Russell 2000 was the worst performing sector in the index (down 2% for the quarter), our telecom portion in Columbia Acorn USA was up 17%. We mentioned the growth of Western Wireless and Crown Castle International in our first quarter report. Both stocks showed continued strength in the second quarter. Western Wireless was up 24% in the quarter and had a six-month gain of over 57%. Crown Castle was up 17% for the quarter and 34% year-to-date. Regional phone company Commonwealth Telephone was another telecom winner. The stock was up 9% for the quarter and 19% year-to-date.

     Health care hurt performance. PPO network First Health was down 29% for the second quarter and off 20% year-to-date. Competitor pricing pressure dampened first quarter revenues. The company continued to generate a lot of cash--cash they have been using to buy back stock. We believe they are doing the right things in a tough environment. Par Pharmaceuticals, a generic drug manufacturer recently added to the Fund, missed its first quarter earnings and suffered from investor fears that the generics industry is becoming too competitive. We bought the stock because we like the way the company is run and expect recent R&D investments to begin paying off in 2005. Another new addition, Atherogenics, is developing a promising product to treat cardiovascular disease but investors fear unknowns that could come out in data to be released in the third quarter. We are willing to accept the risk if the payoff is high enough. In this case, we believe it could be.

     We have been tweaking our stock emphasis to try and capture market opportunities. In the financial sector, for example, we have shifted into banks that we believe may benefit if short rates rise. We're also trying to focus more on commercial banks over retail banks. In the health care sector, we believe there are opportunities in select companies that have not participated in the recent bull market. Short-term problems are making the outlook for these companies somewhat unclear but the fog could be masking sunny days ahead.


/s/ Robert A. Mohn

Robert A. Mohn
LEAD PORTFOLIO MANAGER

ESCO'S TRIPLE PLAY
--------------------------------------------------------------------------------

Esco Technologies manufactures filtration, communications and radio frequency shielding/testing equipment. Filtration is an attractive "razor blade" industry. Filters ("blades") generate higher profits than the original equipment ("razors") and generally have to be replaced on a regular basis, providing a predictable revenue stream. The communications segment's largest and highest growth product is its two-way automatic communications system. This system enables utilities to remotely read meters by transmitting data over existing electrical power lines and also allows for electrical grid load monitoring and control. The radio frequency shielding segment of Esco's business makes products that measure or contain electromagnetic emissions. This segment serves the health care, electronics and transportation industries and has a leading share of the market. For the first half of 2004, Esco's stock was up 22%. We like the company's long-term prospects given its future growth potential, strong cash flow, solid balance sheet and reasonable valuation.

INVESTMENTS IN SMALL-CAP COMPANIES MAY BE SUBJECT TO GREATER VOLATILITY AND PRICE FLUCTUATIONS BECAUSE THEY MAY BE THINLY TRADED AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

AS OF 6/30/04, THE FUND'S POSITIONS IN THE HOLDINGS MENTIONED WERE: QUICKSILVER, 2.7%; WESTERN GAS, 1.2%; WESTERN WIRELESS, 3.5%; CROWN CASTLE INTERNATIONAL, 1.9%; COMMONWEALTH TELEPHONE, 1.9%; FIRST HEALTH, 1.5%; PAR PHARMACEUTICALS, 0.9%; ATHEROGENICS, 0.6%; ESCO TECHNOLOGIES, 2.0%.

1-800-922-6769

COLUMBIA ACORN USA
    >At a Glance                                            TICKER SYMBOL: LAUAX
                                                TOTAL NET ASSETS: $767.9 MILLION

PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (BASED ON CLASS A SHARE
RETURNS)
    >through June 30, 2004

                                   YEAR TO                         LIFE OF
                                    DATE*    1 YEAR    3 YEARS      FUND
                                    -----    ------    -------      ----
Returns before            NAV       9.64%    34.00%      7.01%     14.61%
taxes                     POP       3.34     26.30       4.92      12.79
--------------------------------------------------------------------------
Returns after taxes       NAV       9.64     34.00       6.94      14.55
on distributions          POP       3.34     26.30       4.85      12.73
--------------------------------------------------------------------------
Returns after taxes       NAV       6.27     22.10       5.99      12.70
on distributions and      POP       2.17     17.09       4.18      11.09
sale of fund shares
--------------------------------------------------------------------------
Russell 2000 (pretax)               6.76     33.37       6.24      7.19

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of fund shares reflect the additional tax impact of long-term gains or losses realized when fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale. PUBLIC OFFERING PRICE (POP) RETURNS INCLUDE THE MAXIMUM SALES CHARGE OF 5.75% FOR CLASS A SHARES. NET ASSET VALUE (NAV) RETURNS DO NOT INCLUDE SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES (CDSC).

*Year to date data not annualized.

COLUMBIA ACORN USA PORTFOLIO DIVERSIFICATION
    >as a % of net assets, as of June 30, 2004

     Consumer                                 15.4%
        Goods/Services
     Health Care                              15.1%
     Other*                                    8.8%
     Energy/Minerals                          10.3%
     Finance                                   9.8%
     Industrial                                6.7%
        Goods/Services
     Information                              33.9%
        Software/Services               14.8%
        Telecommunications               9.1%
        Computer Related Hardware        6.7%
        Media                            3.3%

*Other includes cash and other assets less liabilities of 8.0%.

THE VALUE OF A $10,000 INVESTMENT IN COLUMBIA ACORN USA
    >October 16, 2000 through June 30, 2004

Illustration is based on a hypothetical $10,000 investment from inception in Class A shares of the Fund, which includes the 5.75% maximum initial sales charge. Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. The Russell 2000 is a market-weighted index of 2,000 smaller U.S. companies formed by taking the largest 3,000 U.S. companies and eliminating the largest 1,000. The index is unmanaged and returns for both the index and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. VISIT COLUMBIAFUNDS.COM FOR DAILY UPDATES.

[MOUNTAIN CHART]

WITHOUT          CLASS A     CLASS B     CLASS C
SALES CHARGE     $16,589     $16,198     $16,213
------------------------------------------------
WITH
SALES CHARGE     $15,635     $15,898     $16,213

                                    COLUMBIA ACORN
                 COLUMBIA ACORN      USA - A WITH
                 USA - A AT NAV      SALES CHARGE     RUSSELL 2000
                 --------------      ------------     ------------
      10/16/00       10000.00           9425.00         10000.00
      10/31/00       10412.00           9813.31         10363.90
                      9804.98           9241.19          9300.03
      12/31/00       10759.00          10140.40         10098.70
                     11439.00          10781.20         10624.50
                     11402.40          10746.70          9927.40
       3/31/01       11134.40          10494.20          9441.79
                     12479.50          11761.90         10180.40
                     13173.30          12415.80         10430.60
       6/30/01       13534.30          12756.00         10790.80
                     13671.00          12884.90         10206.70
                     13288.20          12524.10          9877.05
       9/30/01       11365.40          10711.90          8547.48
                     11393.80          10738.60          9047.68
                     12059.20          11365.80          9748.12
      12/31/01       12764.60          12030.70         10349.80
                     12910.20          12167.80         10242.20
                     12464.80          11748.00          9961.45
       3/31/02       13521.80          12744.30         10762.10
                     13719.20          12930.30         10860.20
                     12938.60          12194.60         10378.20
       6/30/02       12158.40          11459.30          9863.22
                     10495.10           9891.64          8373.58
                     10334.50           9740.29          8352.25
       9/30/02        9561.51           9011.72          7752.44
                     10013.80           9437.97          8001.00
                     10882.00          10256.20          8715.04
      12/31/02       10342.20           9747.54          8229.80
                     10181.90           9596.45          8002.02
                     10036.30           9459.22          7760.24
       3/31/03       10058.40           9480.03          7860.16
                     11043.10          10408.10          8605.44
                     12188.30          11487.50          9528.92
       6/30/03       12378.40          11666.60          9701.36
                     12955.20          12210.30         10308.40
                     13662.60          12877.00         10781.00
       9/30/03       13341.50          12574.40         10582.00
                     14705.00          13859.50         11470.60
                     15018.20          14154.70         11877.70
      12/31/03       15127.90          14258.00         12118.70
                     15908.50          14993.80         12645.20
                     15981.70          15062.70         12758.50
       3/31/04       15865.00          14952.80         12877.50
                     15471.50          14581.90         12220.90
                     16076.50          15152.10         12415.40
       6/30/04       16588.60          15634.80         12938.30

COLUMBIA ACORN USA TOP 10 HOLDINGS (AS A % OF NET ASSETS)

1.  Western Wireless                          3.5%
    RURAL CELLULAR PHONE SERVICES

2.  AmeriCredit                               2.8%
    AUTO LENDING

3.  Quicksilver                               2.7%
    NATURAL GAS & COAL SEAM GAS PRODUCER

4.  Edwards Lifesciences                      2.6%
    HEART VALVES

5.  ITT Educational Services                  2.0%
    TECHNOLOGY-ORIENTED POST SECONDARY
    DEGREE PROGRAMS

6.  Esco Technologies                         2.0%
    FILTRATION & TEST EQUIPMENT

7.  Commonwealth Telephone                    1.9%
    RURAL PHONE FRANCHISES & CLEC

8.  Crown Castle International                1.9%
    COMMUNICATION TOWERS IN USA & UK

9.  Zebra Technologies                        1.9%
    BAR CODE PRINTERS

10. HCC Insurance Holdings                    1.9%
    AVIATION INSURANCE

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

COLUMBIA ACORN INTERNATIONAL SELECT
    >In a Nutshell

[Photo of Todd M. Narter]       [Photo of Christopher J. Olson]

Columbia Acorn International Select rose 0.57% (Class A shares, without sales charge) in the second quarter. By comparison, the Citigroup World ex-US Cap Range $2-10B Index was down 1.23%. In the first half of the year, the Fund was up 7.46%, outperforming the Citigroup World ex-US Cap Range $2-10B Index return of 7.29%.

     Big dollar winners for the quarter included Neopost, a French company that makes postage meters. The company was up 10% for the quarter and 18% for the half on solid results and continued growth. Talisman Energy, a Canadian oil and gas producer, was up 11% in the quarter and 15% for the six months due to higher oil prices and subsequent improvements in margins and profitability. Japan's Hoya, a maker of eyeglass lenses and opto-electrical components, finished the quarter up 8% and up 16% for the half.

     Jardine Lloyd Thompson Group in the United Kingdom was the Fund's biggest dollar loser this quarter. The company is an insurance broker offering marine, aviation, property and casualty insurance. Shares dropped 20% in the quarter due to the weaker dollar and the softer market for reinsurance this year. For the six months, shares are down over 20%. Despite the recent weakness in the stock price, management has continued to deliver good growth. With more than a 5% dividend yield, attractive valuation and strong management, we feel that the recent weakness may be overdone.

     Other laggards to performance included Venture, an electronic manufacturing services provider in Singapore, down 7% for the quarter and 9% for the six months. Sinotrans, a Chinese logistics provider, was down 12% in the quarter and 24% for the half year. USS Co., a Japanese used car auctioneer, was down 9% for the quarter but shares were up 7% for the six months. We sold the Fund's positions in both Sinotrans and USS Co. during the quarter.


/s/ Todd M. Narter                     /s/ Christopher J. Olson

Todd M. Narter                         Christopher J. Olson
CO-PORTFOLIO MANAGER                   CO-PORTFOLIO MANAGER

A BRAND YOU'VE NEVER
--------------------------------------------------------------------------------
                    HEARD OF

Funai Electric is a top-notch Japanese consumer electronics company and most people do not know that it owns such recognizable brands as Sylvania, Emerson and Symphonic. Funai Electric is a low-cost producer and has risen near the top in all of its major product lines. Globally it is the fourth largest maker of DVD players, second largest maker of VCR machines and the third largest maker of TV sets. Funai Electric has the best operating margins of any consumer electronics company in Japan but trades at a discount to its closest peers since its name is not well known. We believe the market is bound to take notice and we are hopeful that share price increases will follow. For the six months, the shares were up 8%.

MID-CAP STOCKS TEND TO BE MORE VOLATILE AND MAY BE LESS LIQUID THAN THE STOCKS OF LARGER COMPANIES. INVESTMENTS IN FOREIGN SECURITIES HAVE SPECIAL RISKS, INCLUDING POLITICAL OR ECONOMIC INSTABILITY, HIGHER COSTS, DIFFERENT REGULATIONS, ACCOUNTING STANDARDS, TRADING PRACTICES AND LEVELS OF INFORMATION, AND CURRENCY EXCHANGE RATE FLUCTUATIONS.

AS OF 6/30/04, THE FUND'S POSITIONS IN THE HOLDINGS MENTIONED WERE: NEOPOST, 3.3%; TALISMAN ENERGY, 2.5%; HOYA, 2.9%; JARDINE LLOYD THOMPSON GROUP, 1.7%; VENTURE, 2.0%; SINOTRANS, 0.0%; USS CO., 0.0%; FUNAI ELECTRIC, 3.3%.

1-800-922-6769

COLUMBIA ACORN INTERNATIONAL SELECT                         TICKER SYMBOL: LAFAX
    >At a Glance                                 TOTAL NET ASSETS: $44.7 MILLION

PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (BASED ON CLASS A SHARE
RETURNS)
    >through June 30, 2004

                                  YEAR TO                             LIFE OF
                                   DATE*      1 YEAR    3 YEARS        FUND
                                   -----      ------    -------       -------
Returns before           NAV       7.46%      38.03%      4.65%       -3.31%
taxes                    POP       1.28       30.09       2.60        -4.84
-----------------------------------------------------------------------------
Returns after taxes      NAV       7.39       38.12       4.67        -3.33
on distributions         POP       1.22       30.18       2.62        -4.86
-----------------------------------------------------------------------------
Returns after taxes      NAV       4.85       24.89       4.01        -2.79
on distributions and     POP       0.83       19.72       2.25        -4.06
sale of fund shares
-----------------------------------------------------------------------------
Citigroup World                    7.29       42.32      10.36         6.71
ex-US Cap Range
$2-10B (pretax)

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of fund shares reflect the additional tax impact of long-term gains or losses realized when fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. The return after taxes on distributions may be higher than the return before taxes due to qualified foreign tax credits. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale. PUBLIC OFFERING PRICE (POP) RETURNS INCLUDE THE MAXIMUM SALES CHARGE OF 5.75% FOR CLASS A SHARES. NET ASSET VALUE (NAV) RETURNS DO NOT INCLUDE SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES (CDSC).

*Year to date data not annualized.

COLUMBIA ACORN INTERNATIONAL SELECT PORTFOLIO DIVERSIFICATION
    >as a % of net assets, as of June 30, 2004

[PIE CHART]

     Consumer                                 24.0%
        Goods/Services
     Finance                                  16.6%
     Other*                                    4.8%
     Information Technology                   10.3%
     Energy/Minerals                           9.2%
     Health Care                               7.6%
     Industrial                               27.5%
        Goods/Services

*Other includes cash and other assets less liabilities of 3.2%.

THE VALUE OF A $10,000 INVESTMENT IN COLUMBIA ACORN INTERNATIONAL SELECT
    >October 16, 2000 through June 30, 2004

Illustration is based on a hypothetical $10,000 investment from inception in Class A shares of the Fund, which includes the 5.75% maximum initial sales charge. Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Citigroup World ex-US Cap Range $2-$10B is a subset of Citigroup's Broad Market Index, representing a mid-cap developed market index excluding the U.S. The index is unmanaged and returns for the index and Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. VISIT COLUMBIAFUNDS.COM FOR DAILY UPDATES.

[MOUNTAIN CHART]

WITHOUT          CLASS A     CLASS B     CLASS C
SALES CHARGE     $8,824       $8,592     $8,610
------------------------------------------------
WITH
SALES CHARGE     $8,317       $8,336     $8,610

                 COLUMBIA ACORN       COLUMBIA ACORN
                 INTERNATIONAL        INTERNATIONAL       CITIGROUP WORLD
                 SELECT - A AT       SELECT - A WITH         EX-US CAP
                      NAV              SALES CHARGE        RANGE $2-$10B
                  -------------        ------------        -------------
      10/16/00        10000.00            9425.00            10000.00
      10/31/00        10344.00            9749.22            10000.00
                       9023.07            8504.24             9702.13
      12/31/00         9683.56            9126.76            10175.70
                       9994.40            9419.72            10125.20
                       8848.04            8339.28             9757.43
       3/31/01         7662.41            7221.82             8996.21
                       8063.15            7599.52             9660.39
                       8040.57            7578.24             9577.79
       6/30/01         7699.65            7256.92             9328.63
                       7296.19            6876.66             9094.53
                       7142.97            6732.25             9012.07
       9/30/01         5937.95            5596.52             7965.33
                       6313.23            5950.22             8285.25
                       6659.83            6276.89             8581.37
      12/31/01         6858.96            6464.57             8599.89
                       6506.41            6132.29             8345.99
                       6427.03            6057.47             8473.08
       3/31/02         6654.54            6271.91             8957.79
                       6858.84            6464.46             9121.86
                       6926.74            6528.45             9411.67
       6/30/02         6710.63            6324.77             9084.98
                       5989.23            5644.85             8271.31
                       6097.04            5746.46             8251.71
       9/30/02         5653.79            5328.69             7513.39
                       5642.48            5318.04             7647.55
                       5779.03            5446.73             8036.96
      12/31/02         5818.90            5484.31             7810.46
                       5534.94            5216.68             7614.45
                       5301.92            4997.06             7472.01
       3/31/03         5347.51            5040.03             7344.39
                       5847.51            5511.28             7993.41
                       6353.32            5988.00             8566.64
       6/30/03         6393.34            6025.73             8811.00
                       6495.64            6122.14             9164.69
                       6774.30            6384.78             9693.06
       9/30/03         7024.27            6620.37            10092.50
                       7546.88            7112.93            10871.80
                       7706.12            7263.01            10963.20
      12/31/03         8211.64            7739.47            11688.00
                       8359.45            7878.78            11933.70
                       8717.23            8215.99            12220.80
       3/31/04         8773.89            8269.39            12696.00
                       8592.27            8098.22            12263.90
                       8598.29            8103.89            12229.90
       6/30/04         8824.37            8316.97            12727.00

COLUMBIA ACORN INTERNATIONAL SELECT TOP 10 HOLDINGS (AS A % OF NET ASSETS)

1.  Anglo Irish Bank (Ireland)                              5.7%
    SMALL BUSINESS & MIDDLE MARKET BANKING

2.  Exel (United Kingdom)                                   4.2%
    GLOBAL LOGISTICS & FREIGHT FORWARDING

3.  BG Group (United Kingdom)                               3.7%
    OIL & GAS PRODUCER

4.  Neopost (France)                                        3.3%
    POSTAGE METERS

5.  Funai Electric (Japan)                                  3.3%
    CONSUMER ELECTRONICS

6.  Daito Trust Construction (Japan)                        3.3%
    APARTMENT BUILDER

7.  Den Norske Bank (Norway)                                3.2%
    LARGEST NORWEGIAN BANK

8.  Komercni Banka (Czech Republic)                         3.0%
    LEADING CZECH UNIVERSAL BANK

9.  Sugi Pharmacy (Japan)                                   3.0%
    DRUGSTORES

10. Hoya (Japan)                                            2.9%
    OPTO-ELECTRICAL COMPONENTS & EYEGLASS LENSES

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

COLUMBIA ACORN SELECT
    >In a Nutshell

[Photo of Ben Andrews]

Columbia Acorn Select increased 1.79% (Class A shares, without sales charge) for the quarter, outperforming the S&P MidCap 400's 0.97% gain and the S&P 500's 1.72% return. Year-to-date through June 30, 2004, Columbia Acorn Select is up 7.16% vs. a 6.08% gain for the S&P MidCap 400 and a 3.44% gain for the S&P 500.

     The quarter's winners included Expeditors International, Safeway and ITT Educational Services, all up between 22% and 25%. Each of these companies reported strong first quarter results and we are bullish on future outlooks. Year-to-date through June 30, the Fund's performance drivers were Harley-Davidson, ITT Educational Services, and Abercrombie and Fitch, which were each up between 31% to 60% and added a combined $35 million profit to the Fund's portfolio.

     The biggest loser during the quarter and the six months was First Health. Weak demand for the company's managed-care programs, coupled with enhanced nationwide PPO offerings by many of its competitors, sent the stock down 20% in the first half of the year. We believe that First Health's network and new program offerings have a competitive advantage and should help the company gain share in the corporate market.

     We added two new names to the Fund's portfolio during the quarter:
Skillsoft Publishing, an Internet-delivered software training company, and Tellabs, a manufacturer of telecom hardware. During the last three years of dismal telecom capital spending, Tellabs made inroads into new markets, such as data switching and fiber to residential users, while preserving its dominant market share in digital transport. We believe that cable and telephone companies worldwide will push to offer value-added services to their customers and Tellabs will be a beneficiary.

     As your new portfolio manager (as of March 11, 2004), I would like to assure you that my sole focus is to continue to deliver competitive performance. I am backed by the same analyst team, following the same investment process, to pursue the same investment objective, as the previous manager. This investment process has existed within Columbia Acorn's family for more than three decades and I intend to honor the process.


/s/ Ben Andrews

Ben Andrews
LEAD PORTFOLIO MANAGER

FRESHENING THE BUSINESS
--------------------------------------------------------------------------------

Once a darling of Wall Street, grocery retailer Safeway has fallen from grace. The culprits: botched acquisitions, elevated labor and health care costs and increased competition. These factors have reduced the company's stock price by 65% from its early 2001 peak, but there just might be light at the end of the tunnel. Management has begun to clean up the company's acquisitions. Two-tier wage contracts in many of its markets and workers compensation reforms in California will improve labor expenses over time. Marketing programs touting the stores' freshness and quality are starting to improve store sales. In time, we believe these results should improve sales and margins, which could lead to an increase in Safeway's stock price.

COLUMBIA ACORN SELECT IS A NON-DIVERSIFIED FUND. THE PERFORMANCE OF EACH OF ITS HOLDINGS WILL HAVE A GREATER IMPACT ON THE FUND'S TOTAL RETURN, AND MAY MAKE THE FUND'S RETURNS MORE VOLATILE THAN A MORE DIVERSIFIED FUND. MID-CAP STOCKS TEND TO BE MORE VOLATILE AND MAY BE LESS LIQUID THAN THE STOCKS OF LARGER COMPANIES.

AS OF 6/30/04, THE FUND'S POSITIONS IN THE HOLDINGS MENTIONED WERE: EXPEDITORS INTERNATIONAL, 3.1%; SAFEWAY, 3.8%; HARLEY-DAVIDSON, 6.3%; ITT EDUCATIONAL SERVICES, 4.8%; ABERCROMBIE AND FITCH, 3.4%; FIRST HEALTH, 4.3%; SKILLSOFT PUBLISHING, 1.6%; TELLABS, 3.0%.

1-800-922-6769

COLUMBIA ACORN SELECT
    >At a Glance                                            TICKER SYMBOL: LTFAX
                                                TOTAL NET ASSETS: $989.0 MILLION

PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (BASED ON CLASS A SHARE
RETURNS)
    >through June 30, 2004

                                   YEAR TO                            LIFE OF
                                    DATE*       1 YEAR    3 YEARS      FUND
                                    -----       ------    -------     -------
Returns before              NAV     7.16%       19.81%      9.98%     10.80%
taxes                       POP     1.00        12.93       7.83       9.05
-----------------------------------------------------------------------------
Returns after taxes         NAV     7.16        19.69       9.93      10.68
on distributions            POP     1.00        12.81       7.78       8.93
-----------------------------------------------------------------------------
Returns after taxes         NAV     4.66        12.95       8.58       9.31
on distributions and        POP     0.65         8.47       6.71       7.77
sale of fund shares
-----------------------------------------------------------------------------
S&P MidCap                          6.08        27.98       6.58       6.50
400 (pretax)

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of fund shares reflect the additional tax impact of long-term gains or losses realized when fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale. PUBLIC OFFERING PRICE (POP) RETURNS INCLUDE THE MAXIMUM SALES CHARGE OF 5.75% FOR CLASS A SHARES. NET ASSET VALUE (NAV) RETURNS DO NOT INCLUDE SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES (CDSC).

*Year to date data not annualized.

COLUMBIA ACORN SELECT PORTFOLIO DIVERSIFICATION
        > as a % of net assets, as of June 30, 2004

     Consumer                                 32.8%
        Goods/Services
     Finance                                  13.5%
     Health Care                               7.1%
     Industrial Goods/Services                 3.1%
     Other*                                    9.5%
     Information                              34.0%

*Cash and other assets less liabilities.

THE VALUE OF A $10,000 INVESTMENT IN COLUMBIA ACORN SELECT
    >October 16, 2000 through June 30, 2004

Illustration is based on a hypothetical $10,000 investment from inception in Class A shares of the Fund, which includes the 5.75% maximum initial sales charge. Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. The S&P MidCap 400 is a broad, market-weighted index of 400 stocks that are in the next size/tier down from the S&P 500. The index is unmanaged and returns for the index and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. VISIT COLUMBIAFUNDS.COM FOR DAILY UPDATES.

[MOUNTAIN CHART]

WITHOUT          CLASS A     CLASS B     CLASS C
SALES CHARGE     $14,636     $14,289     $14,289
------------------------------------------------
WITH
SALES CHARGE     $13,794     $13,989     $14,289


                 COLUMBIA ACORN       COLUMBIA ACORN
                  SELECT - A AT      SELECT - A WITH            S&P
                       NAV             SALES CHARGE          MIDCAP 400
                 --------------      ---------------         ----------
      10/16/00      10000.00              9425.00             10000.00
      10/31/00      10958.00             10327.90             10000.00
      11/30/00       9893.98              9325.07              9245.17
      12/31/00      10632.10             10020.70              9952.44
                    10940.40             10311.30             10174.10
                    10300.40              9708.11              9593.48
       3/31/01       9893.52              9324.64              8880.22
                    10608.80              9998.81              9859.85
                    11188.10             10544.80             10089.50
       6/30/01      11000.10             10367.60             10048.70
                    10894.50             10268.10              9899.05
                    10382.50              9785.47              9575.28
       9/30/01       9742.90              9182.69              8384.23
                     9946.53              9374.60              8755.11
                    10978.00             10346.80              9406.40
      12/31/01      11445.60             10787.50              9892.33
                    11219.00             10573.90              9840.95
                    10977.80             10346.60              9853.06
       3/31/02      11355.50             10702.50             10557.40
                    10736.60             10119.20             10508.00
                    11038.30             10403.60             10330.80
       6/30/02      10849.50             10225.70              9574.68
                    10162.80              9578.39              8647.22
                    10404.60              9806.35              8690.72
       9/30/02       9921.85              9351.34              7990.55
                    10465.60              9863.79              8336.79
                    10985.70             10354.00              8819.12
      12/31/02      10510.00              9905.69              8456.70
                    10464.80              9863.10              8209.56
                    10479.50              9876.91              8014.06
       3/31/03      10691.20             10076.40              8081.61
                    11302.70             10652.80              8668.36
                    11906.30             11221.60              9386.74
       6/30/03      12215.80             11513.40              9506.39
                    12797.30             12061.50              9843.70
                    13325.80             12559.60             10290.20
       9/30/03      13031.30             12282.00             10132.70
                    13507.00             12730.30             10898.80
                    13401.60             12631.00             11278.50
      12/31/03      13658.90             12873.50             11468.90
                    14030.50             13223.70             11717.40
                    14386.80             13559.60             11998.80
       3/31/04      14379.60             13552.80             12049.70
                    13955.40             13153.00             11654.20
                    14182.90             13367.40             11896.00
       6/30/04      14635.50             13794.00             12632.00

COLUMBIA ACORN SELECT TOP 10 HOLDINGS (AS A % OF NET ASSETS)

1.  Harley-Davidson                                         6.3%
    MOTORCYCLES & RELATED MERCHANDISE

2.  TCF Financial                                           5.8%
    GREAT LAKES BANK

3.  McAfee                                                  5.0%
    SECURITY SOFTWARE & SERVICES

4.  ITT Educational Services                                4.8%
    TECHNOLOGY-ORIENTED POST SECONDARY
    DEGREE PROGRAMS

5.  First Health                                            4.3%
    PPO NETWORK

6.  PeopleSoft                                              4.0%
    HR, ERP, CRM & SUPPLY CHAIN SOFTWARE

7.  Safeway                                                 3.8%
    RETAIL FOOD & DRUG STORES

8.  Interpublic Group                                       3.8%
    ADVERTISING

9.  Synopsys                                                3.7%
    SOFTWARE FOR DESIGNING SEMICONDUCTOR CHIPS

10. Tektronix                                               3.4%
    ANALYTICAL INSTRUMENTS

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

COLUMBIA THERMOSTAT FUND
    >In a Nutshell

[Photo of Ralph Wanger]      [Photo of Charles P. McQuaid]

Columbia Thermostat Fund was down 0.18% (Class A shares, without sales charge) for the quarter but ended the six months up 2.66%. These returns were in line with the Lipper Flexible Portfolio Funds Index. As expected, Fund performance was in between the S&P 500 and the Lehman Brothers U.S. Credit Intermediate Bond Index (see Page 4 for index results).

     The first six months of 2004 favored our small-, mid- and value-stock funds in the portfolio. Columbia Mid Cap Value Fund, Columbia Acorn Fund, and Columbia Acorn Select were each up over 7.40% for the six-month period. Overall, Thermostat's equity portfolio had a 4.61% return year-to-date and the fixed income piece was up 0.17%. During the second quarter, the equity portion of the portfolio had a 1.37% gain vs. a 2.27% drop on the income side.

     As noted in the table below, the Fund hit three reallocation triggers during the second quarter. We increased bond exposure in the portfolio in April and June and increased stock fund exposure in May.

     Assets in Columbia Thermostat Fund were just over $183 million at the end of the period. We believe this is a good result for a fund that is less than two years old. We are pleased with the steady inflows of money and appreciate your investment. We will continue to strive to keep Fund results at an even temperature despite ongoing market volatility.


/s/ Ralph Wanger                     /s/ Charles P. McQuaid

Ralph Wanger                         Charles P. McQuaid
CO-PORTFOLIO MANAGER                 CO-PORTFOLIO MANAGER

   RESULTS OF THE FUNDS OWNED IN
   COLUMBIA THERMOSTAT FUND

   Equities

                                     2ND     SIX-MONTH
                     WEIGHTING     QUARTER   RETURNS TO
   FUND               IN FUND      RETURNS    6/30/04
   ----------------------------------------------------
   Columbia              20%         1.65%      8.99%
   Acorn Fund
   ----------------------------------------------------
   Columbia              15%         1.93%      7.42%
   Acorn Select
    ---------------------------------------------------
   Columbia Growth       25%         1.01%     -2.17%
   Stock Fund
   ----------------------------------------------------
   Columbia Growth       25%         0.42%      4.26%
   & Income Fund
   ----------------------------------------------------
   Columbia Mid Cap      15%         2.64%      7.86%
   Value Fund
   ----------------------------------------------------
   WEIGHTED AVERAGE     100%         1.37%*     4.61%*
   ----------------------------------------------------
 *WEIGHTED AVERAGE RETURN OF EQUITY FUNDS IN THE PORTFOLIO.

   Fixed Income

                                     2ND     SIX-MONTH
                     WEIGHTING     QUARTER   RETURNS TO
   FUND               IN FUND      RETURNS    6/30/04
   ----------------------------------------------------
   Columbia Federal      30%        -2.37%      0.11%
   Securities Fund
   ----------------------------------------------------
   Columbia Intermediate 50%        -2.35%      0.14%
   Bond Fund
   ----------------------------------------------------
   Columbia High         20%        -1.91%      0.32%
   Yield Fund
   ----------------------------------------------------
   WEIGHTED AVERAGE     100%        -2.27%*     0.17%*
   ----------------------------------------------------
 *WEIGHTED AVERAGE RETURN FOR INCOME FUNDS IN THE PORTFOLIO.

   COLUMBIA THERMOSTAT FUND
   REBALANCING IN THE QUARTER
   ----------------------------------------------------

   APRIL 22, 2004:      50% stock, 50% fixed income

   MAY 21, 2004:        55% stock, 45% fixed income

   JUNE 23, 2004:       50% stock, 50% fixed income

THE VALUE OF AN INVESTMENT IN THE FUND IS BASED PRIMARILY ON THE PERFORMANCE OF THE UNDERLYING PORTFOLIO FUNDS AND THE ALLOCATION OF THE FUND'S ASSETS AMONG THEM. AN INVESTMENT IN THE UNDERLYING FUNDS MAY PRESENT CERTAIN RISKS, INCLUDING STOCK MARKET FLUCTUATIONS THAT OCCUR IN RESPONSE TO ECONOMIC AND BUSINESS DEVELOPMENTS; AND A GREATER DEGREE OF SOCIAL, POLITICAL AND ECONOMIC VOLATILITY ASSOCIATED WITH INTERNATIONAL INVESTING. INVESTING IN SMALL- AND MID-CAP STOCKS MAY PRESENT SPECIAL RISKS INCLUDING POSSIBLE ILLIQUIDITY AND GREATER PRICE VOLATILITY THAN STOCKS OF LARGER, MORE ESTABLISHED COMPANIES. CHANGES IN INTEREST RATES AND CHANGES IN THE FINANCIAL STRENGTH OF ISSUERS OF LOWER-RATED BONDS MAY ALSO AFFECT UNDERLYING FUND PERFORMANCE. THE FUND IS ALSO SUBJECT TO THE RISK THAT THE INVESTMENT ADVISER'S DECISIONS REGARDING ASSET CLASSES AND PORTFOLIO FUNDS WILL NOT ANTICIPATE MARKET TRENDS SUCCESSFULLY, RESULTING IN A FAILURE TO PRESERVE CAPITAL OR LOWER TOTAL RETURN. IN ADDITION, THE FUND MAY BUY AND SELL SHARES OF THE PORTFOLIO FUNDS FREQUENTLY. THIS MAY RESULT IN HIGHER TRANSACTION COSTS AND ADDITIONAL TAX LIABILITY. THIS IS NOT AN OFFER OF THE SHARES OF ANY OTHER MUTUAL FUND MENTIONED HEREIN.

1-800-922-6769

COLUMBIA THERMOSTAT FUND
    >At a Glance                                            TICKER SYMBOL: CTFAX
                                                TOTAL NET ASSETS: $183.4 MILLION

PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (BASED ON CLASS A SHARE
RETURNS)
    >through June 30, 2004

                                         YEAR TO                    LIFE OF
                                          DATE*       1 YEAR          FUND
                                         -------      ------         -------
Returns before taxes          NAV         2.66%       12.58%          19.18%
                              POP        -3.24         6.11           14.01
----------------------------------------------------------------------------
Returns after taxes           NAV         2.62        12.20           18.86
on distributions              POP        -3.28         5.75           13.70
----------------------------------------------------------------------------
Returns after taxes           NAV         1.74         8.23           16.21
on distributions and          POP        -2.10         4.02           11.78
sale of fund shares
----------------------------------------------------------------------------
S&P 500 (pretax)                          3.44        19.11           27.84
----------------------------------------------------------------------------
Lehman U.S. Credit
Intermediate Bond                        -0.08         0.44            3.50
Index (pretax)
----------------------------------------------------------------------------
Lehman U.S. Govt.
Intermediate Bond                        -0.15        -0.48            0.91
Index (pretax)
----------------------------------------------------------------------------
Lipper Flexible Portfolio                 2.25        14.64           21.23
Funds Index (pretax)

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of fund shares reflect the additional tax impact of long-term gains or losses realized when fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale. PUBLIC OFFERING PRICE (POP) RETURNS INCLUDE THE MAXIMUM SALES CHARGE OF 5.75% FOR CLASS A SHARES. NET ASSET VALUE (NAV) RETURNS DO NOT INCLUDE SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES (CDSC).

*Year to date data not annualized.

PORTFOLIO WEIGHTINGS
   >as a % of assets in each investment category, as of June 30, 2004

[PIE CHART]

                      STOCK MUTUAL FUND

        Columbia Acorn Fund                     20%
        Columbia Acorn Select                   15%
        Columbia Growth Stock Fund              25%
        Columbia Growth & Income Fund           25%
        Columbia Mid Cap Value Fund             15%


[PIE CHART]

                      BOND MUTUAL FUNDS

        Columbia Federal Securities Fund        30%
        Columbia Intermediate Bond Fund         50%
        Columbia High Yield Fund                20%

THE VALUE OF A $10,000 INVESTMENT IN COLUMBIA THERMOSTAT FUND
    >March 3, 2003 through June 30, 2004

Illustration is based on a hypothetical $10,000 investment from inception in Class A shares of the Fund, which includes the 5.75% maximum initial sales charge. Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. The S&P 500 is a broad, market-weighted average of U.S. blue-chip company stock performance. The Lehman U.S. Govt. Intermediate Bond Index is made up of 1 to 10 year treasury and agency bonds, excluding targeted investor notes and state and local government series bonds. The Lehman U.S. Credit Intermediate Bond Index is the intermediate component of the U.S. Credit Index. The U.S. Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. The indexes are unmanaged and returns for the indexes and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. VISIT COLUMBIAFUNDS.COM FOR DAILY UPDATES.

[MOUNTAIN CHART]

WITHOUT          CLASS A     CLASS B     CLASS C
SALES CHARGE     $12,638     $12,514     $12,514
------------------------------------------------
WITH
SALES CHARGE     $11,911     $12,114     $12,514



                                   COLUMBIA THERMOSTAT                LEHMAN U.S. CREDIT      LEHMAN U.S.
            COLUMBIA THERMOSTAT        FUND - A                       INTERMEDIATE BOND    GOVT. INTERMEDIATE
             FUND - A AT NAV       WITH SALES CHARGE     S&P 500           INDEX              BOND INDEX
             ---------------       -----------------    ---------     ------------------   ------------------
   3/3/03       10000.00               9425.00           10000.00         10000.00              10000.00
  3/31/03       10089.00               9508.88           10097.10         10020.70              10002.10
                10603.50               9993.84           10928.80         10158.30              10030.20
                11078.60              10441.60           11504.60         10417.70              10187.70
  6/30/03       11224.80              10579.40           11651.40         10423.30              10171.00
                11284.30              10635.50           11856.80         10103.60               9923.81
                11512.20              10850.30           12088.00         10134.20               9941.68
  9/30/03       11482.30              10822.10           11959.70         10436.00              10157.20
                11868.10              11185.70           12636.20         10343.10              10057.60
                12007.00              11316.60           12747.40         10374.30              10058.50
 12/31/03       12308.40              11600.60           13416.00         10477.20              10136.90
                12478.20              11760.70           13662.20         10561.60              10191.90
                12618.00              11892.40           13852.10         10678.60              10289.00
  3/31/04       12658.30              11930.50           13643.10         10773.10              10360.60
                12397.60              11684.70           13428.90         10498.20              10129.00
                12437.20              11722.10           13613.20         10431.60              10096.60
  6/30/04       12637.90              11911.20           13877.90         10469.20              10121.90


COLUMBIA THERMOSTAT FUND ASSET ALLOCATION
    >as a % of net assets, as of June 30, 2004

[PIE CHART]

        Stock Mutual Funds                              49.7%
        Bond Mutual Funds                               49.8%
        Cash and Other Assets Less Liabilities           0.5%

COLUMBIA ACORN FUND
    >MAJOR PORTFOLIO CHANGES IN THE SECOND QUARTER (UNAUDITED)

                                                      NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04

ADDITIONS
----------------------------------------------------------------------------
    INFORMATION

American Tower                                     1,500,000       1,750,000
ASE Test (Taiwan)                                    780,000       1,380,000
Autobytel                                                  0         500,000
Bearing Point                                      3,100,000       3,350,000
Ceridian                                                   0       1,000,000
Concurrent Computer                                2,325,000       4,656,000
Crown Castle International                         3,500,000       4,000,000
E.Piphany                                          5,700,000       6,700,000
Entravision Communications                           301,000       1,000,000
Fair Isaac                                                 0         530,000
Gestevis Telecino                                          0          75,000
Igate Capital                                      4,550,000       4,656,000
Insight Communications                             1,700,000       2,700,000
Integrated Circuit Systems                         1,195,000       1,315,000
Jabil Circuit                                      1,420,000       1,500,000
Liberty Media International                                0         131,000
Novell                                            11,000,000      11,500,000
Pegasus Systems                                    1,125,000       1,250,000
Plexus                                             1,300,000       1,600,000
Radiant Systems                                    1,500,000       1,575,000
Semtech                                              800,000         850,000
SES Global (Luxembourg)                            1,337,000       2,537,000
Shuffle Master                                       827,000         940,000
Tellabs                                            5,700,000       8,700,000
ValueClick                                         1,954,000       2,000,000
Venture (Singapore)                                2,710,000       3,150,000
Western Wireless                                   2,800,000       3,000,000

----------------------------------------------------------------------------
    CONSUMER GOODS/SERVICES

Alliance Gaming                                    2,010,000       2,750,000
Ann Taylor                                           795,000         863,000
(INCLUDES THE EFFECT OF A 3 FOR 2 STOCK SPLIT)
Brookstone                                           130,500         600,000
(INCLUDES THE EFFECT OF A 3 FOR 2 STOCK SPLIT)
Callaway Golf                                              0         500,000
Carter's                                              53,000         369,000
Columbia Sportswear                                  200,000         400,000
Global Bio-Chem Technology
  Group (China)                                   14,730,000      30,000,000
Global Bio-Chem Technology
  Group (Warrants) (China)                                 0       1,841,250
HNI                                                        0       1,600,000
Masonite International (Canada)                      440,000         550,000
Natura Cosmeticos (Brazil)                                 0         500,000
NBTY                                                       0         850,000
Orbitz                                                     0         750,000
Otsuke Kagu (Japan)                                        0         210,000
Pacific Brands (Australia)                                 0       5,000,000
Rank Group (United Kingdom)                                0         230,700
RC2                                                  425,000         545,000

                                                      NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04

----------------------------------------------------------------------------
    CONSUMER GOODS/SERVICES (CONTINUED)

Sports Authority                                           0         773,000
Wacoal (Japan)                                             0       1,100,000
West Marine                                                0         823,000
Williams-Sonoma                                      607,000       1,400,000

----------------------------------------------------------------------------
    INDUSTRIAL GOODS/SERVICES

Aalberts Industrie (Netherlands)                     720,000         737,560
Aviall                                               300,000         600,000
Dominion Homes                                             0         290,000
Exel (United Kingdom)                              1,800,000       2,600,000
Genlyte Group                                              0         300,000
Jaako Poyry (Finland)                                      0         185,000
Sika (Switzerland)                                         0          25,000
Tenaris (Argentina)                                  605,000         750,000
United Services Group
  (Netherlands)                                      420,000         640,000
Vallourec (France)                                    66,000          95,000
Watts Water Technologies                             543,000         554,000
Wienerberger (Austria)                               700,000         787,500

----------------------------------------------------------------------------
    FINANCE

Bank of the Ozarks                                         0         231,000
BOK Financial                                      1,524,000       1,638,000
CityBank Lynnwood                                    267,000         360,000
Credito Emiliano (Italy)                                   0         210,000
Cullen Frost Bankers                                 108,000         370,000
First Mutual Bancshares                               76,000         125,000
Glacier Bancorp                                    1,917,500       2,187,000
(INCLUDES THE EFFECT OF A 5 FOR 4 STOCK SPLIT)
Great Southern Bancorp                               348,000         455,000
(INCLUDES THE EFFECT OF A 2 FOR 1 STOCK SPLIT)
Imperial Thrift & Loan                                     0          74,000
Jardine Lloyd Thompson
  (United Kingdom)                                 1,000,000       1,992,000
Komercni Banka (Czech Republic)                            0         145,000
Northgate (United Kingdom)                                 0         784,000
Stewart Information Services                               0         245,000
Texas Regional Bancshares                          1,015,000       1,300,000
West Coast Bancorp                                 1,045,000       1,320,000

1-800-922-6769

                                                      NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04

ADDITIONS (CONTINUED)
----------------------------------------------------------------------------
    HEALTH CARE

Accredo Health                                             0         450,000
Atherogenics                                         389,000         789,000
Bioveris                                           1,000,000       1,150,000
DOV Pharmaceuticals                                        0       1,165,000
Hogy Medical (Japan)                                       0         190,000
La Jolla Pharmaceutical                                    0       3,500,000
Lexicon Genetics                                           0       1,876,000
Ligand Pharmaceuticals                                     0       1,250,000
Myriad Genetics                                      160,000         460,000
Neurocrine Biosciences                                     0         360,000
NPS Pharmaceuticals                                  426,000         776,000
OPG Groep (Netherlands)                              420,000         510,000
Par Pharmaceuticals                                        0         775,000
Pozen                                                      0       1,709,000

----------------------------------------------------------------------------
    ENERGY/MINERALS

Chicago Bridge & Iron                                428,000         700,000
Clayton Williams Energy                                    0         400,000
Clayton Williams Energy                                   --          40,000
Esprit Exploration (Canada)                                0       3,458,200
FMC Technologies                                   1,900,000       2,300,000
Fugro (Netherlands)                                  250,000         333,000
Gamesa (Spain)                                       570,000       1,470,000
McMoRan Exploration                                  875,000         915,000
Nexen (Canada)                                       800,000         925,000
Noranda (Canada)                                     500,000         700,000
Range Resources                                            0         916,000
Tullow Oil (United Kingdom)                       10,000,000      15,400,000
Western Gas                                        2,600,000       2,800,000
(INCLUDES THE EFFECT OF A 2 FOR 1 STOCK SPLIT)

----------------------------------------------------------------------------
    OTHER INDUSTRIES

Diamondrock Hospitality                                    0       1,000,000
Highland Hospitality                                 440,000       1,240,000
Northeast Utilities                                1,350,000       1,650,000
Sponda (Finland)                                     875,000       1,352,600

                                                      NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04

SALES
----------------------------------------------------------------------------
    INFORMATION

Agilysys                                           1,410,000         710,000
Alliance Atlantis Communication
  (Canada)                                           750,000         500,000
American Management Systems                           58,000               0
Aspect Communications                              3,959,000       3,550,000
Avid Technology                                    1,800,000       1,600,000
Ciber                                              3,319,000       3,100,000
COMARCO                                              533,000         300,000
Commonwealth Telephone                               900,000         800,000
Dionex                                               836,000         536,000
DoubleClick                                        2,000,000       1,400,000
Euronet Worldwide                                    406,000         286,000
Euronext (France)                                    725,000               0
Global Payments                                    1,487,000       1,457,000
Hit Entertainment
  (United Kingdom)                                 2,750,000               0
International Game Technology                      8,768,000       6,700,000
Kronos                                             1,900,000       1,625,000
Neopost (France)                                     431,900         371,900
Perot Systems                                        900,000         205,000
RH Donnelley                                         150,000         119,000
RSA Security                                       2,500,000       2,200,000
Salem Communications                                 850,000         770,000
Skillsoft Publishing                               9,800,000       9,500,000
Tech Data                                            780,000         680,000
TVB (Hong Kong)                                    3,300,000         224,700
Varian                                               668,000         428,000
Witness Systems                                    1,660,000       1,500,000

----------------------------------------------------------------------------
    CONSUMER GOODS/SERVICES

Borders Group                                      1,400,000       1,300,000
Furniture Brands International                       510,000               0
Helen of Troy                                      2,200,000       1,381,000
Hon Industries                                     1,455,000               0
Jones Apparel                                        418,000               0
SCP Pool                                           1,511,000       1,326,000
Shimano (Japan)                                      800,000         644,100
USS (Japan)                                          260,000         135,000
Whole Foods Market                                   500,000         350,000

----------------------------------------------------------------------------
    INDUSTRIAL GOODS/SERVICES

Expeditors International of
  Washington                                       2,900,000       2,750,000
G&K Services                                         725,000         550,000
Hub Group                                            759,000         549,000
Insituform Technologies                              500,000               0
Labor Ready                                        1,900,000       1,800,000
Munters (Sweden)                                     590,000               0
Northwest Pipe Company                               120,000               0

COLUMBIA ACORN FUND
    >MAJOR PORTFOLIO CHANGES IN THE SECOND QUARTER (UNAUDITED),
     CONTINUED

                                                      NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04

SALES (CONTINUED)
----------------------------------------------------------------------------
    FINANCE

Harleysville Group                                   200,000               0
Irish Life & Permanent (Ireland)                   1,000,000         959,400
Republic                                           1,798,000       1,698,000

----------------------------------------------------------------------------
    HEALTH CARE

Aclara Biosciences                                 1,982,000               0
Applera Celera Genomics                              900,000               0
Enzon                                              1,665,000               0
Gene Logic                                           210,000               0
Guilford Pharmaceuticals                             316,000               0
Incyte Genomics                                      320,000               0
Kinetic Concepts                                     276,000               0
Nektar Therapeutics                                2,055,000       1,055,000
Novoste                                            1,273,000               0
Patheon (Canada)                                     422,000               0
Pharmacyclics                                        528,000               0

----------------------------------------------------------------------------
    ENERGY/MINERALS

Aquila                                             1,270,000               0
Evergreen Resources                                1,460,000               0
Quicksilver                                          600,000         465,000
Westport Resources                                   517,000               0
XTO Energy                                         7,875,000       7,275,000

----------------------------------------------------------------------------
    OTHER INDUSTRIES

Airports of Thailand (Thailand)                    1,250,600               0
Chelsea Properties Group                             400,000               0
Federal Realty Investment Trust                      690,000         575,000
General Growth Properties                          1,845,000       1,320,000
LNR Property                                          80,000               0
Macerich Company                                     800,000         635,000
Mills                                                725,000         620,000
Red Electrica (Spain)                                899,800         799,800
The Rouse Company                                  1,160,000         825,000
Security Capital European
  Realty (Luxembourg)                                299,275         194,827
Unisource Energy                                     800,000               0

1-800-922-6769

COLUMBIA ACORN FUND
    >STATEMENT OF INVESTMENTS (UNAUDITED), JUNE 30, 2004

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                                                           SECURITIES: 94.3%
----------------------------------------------------------------------------
INFORMATION: 24.9%

                 SOFTWARE/SERVICES
                 >BUSINESS SOFTWARE: 5.6%

    11,500,000   Novell (b)                                      $    96,485
                 DIRECTORY, OPERATING SYSTEM & IDENTITY
                 MANAGEMENT SOFTWARE
     1,600,000   Avid Technology (b)(c)                               87,312
                 DIGITAL NONLINEAR EDITING SOFTWARE & SYSTEMS
     1,625,000   Kronos (b)(c)                                        66,950
                 LABOR MANAGEMENT SOLUTIONS
     3,450,000   PeopleSoft (b)                                       63,825
                 HR, ERP, CRM & SUPPLY CHAIN SOFTWARE
     3,550,000   Aspect Communications (b)                            50,410
                 CALL CENTER SOFTWARE
       950,000   Micros Systems (b)(c)                                45,571
                 INFORMATION SYSTEMS FOR RESTAURANTS & HOTELS
     1,875,000   McAfee (b)                                           33,994
                 SECURITY SOFTWARE & SERVICES
     6,700,000   E.Piphany (b)(c)                                     32,361
                 CRM SOFTWARE
     2,200,000   JDA Software Group (b)(c)                            28,974
                 APPLICATIONS/SOFTWARE & SERVICES FOR RETAILERS
     2,035,000   MRO Software (b)(c)                                  27,696
                 ENTERPRISE MAINTENANCE SOFTWARE
     1,521,000   Sybase (b)                                           27,378
                 DATABASE SOFTWARE
     6,000,000   Actuate (b)(c)                                       23,700
                 INFORMATION DELIVERY SOFTWARE & SOLUTIONS
     2,200,000   MAPICS (b)(c)                                        23,232
                 MID MARKET ERP SOFTWARE
     3,000,000   Lawson Software (b)                                  21,240
                 ENTERPRISE RESOURCE PLANNING (ERP) SOFTWARE
     1,500,000   Witness Systems (b)(c)                               18,225
                 CUSTOMER EXPERIENCE MANAGEMENT SOFTWARE
     5,600,000   Indus International (b)(c)                           11,760
                 ENTERPRISE ASSET MANAGEMENT SOFTWARE
       500,000   SPSS (b)                                              8,985
                 STATISTICAL/BUSINESS ANALYSIS SOFTWARE
     1,575,000   Radiant Systems (b)(c)                                7,387
                 POINT OF SALE SYSTEMS FOR CONVENIENCE STORES
       750,000   Netegrity (b)                                         6,345
                 ENTERPRISE SECURITY SOFTWARE
     3,300,000   BSQUARE (b)(c)                                        3,300
                 SOFTWARE TO HELP DESIGN MOBILE DEVICES
     1,250,000   ClickSoftware Technologies (b)                        2,875
                 SERVICE CHAIN OPTIMIZATION SOFTWARE
        70,000   Group 1 Software (b)                                  1,606
                 ADDRESS VERIFICATION SOFTWARE
----------------------------------------------------------------------------
                                                                     689,611

                 >BUSINESS INFORMATION/MARKETING
                 SERVICES/PUBLISHING: 1.7%

     1,200,000   Getty Images (b)                                     72,000
                 PHOTOGRAPHS FOR PUBLICATIONS & ELECTRONIC MEDIA
     1,336,000   Navigant Consulting (b)                              28,644
                 CONSULTING FIRM

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

     2,685,000   InfoUSA (b)(c)                                  $    27,226
                 BUSINESS DATA FOR SALES LEADS
     1,000,000   Ceridian (b)                                         22,500
                 HR SERVICES & PAYMENT PROCESSING
       530,000   Fair Isaac                                           17,691
                 CREDIT SCORING & DECISION ANALYTIC SOFTWARE
       600,000   Information Holdings (b)                             16,422
                 PATENT & OTHER BUSINESS INFORMATION
       950,000   Administaff (b)                                      15,770
                 PROFESSIONAL EMPLOYER ORGANIZATION
       119,000   RH Donnelley (b)                                      5,205
                 YELLOW PAGES PUBLISHER
     1,700,000   PRIMEDIA (b)                                          4,726
                 SPECIALTY MAGAZINES & OTHER PUBLICATIONS
----------------------------------------------------------------------------
                                                                     210,184

                 >INTERNET: 1.3%

     9,500,000   Skillsoft Publishing (b)(c)                          72,200
                 PROVIDER OF WEB-BASED LEARNING SOLUTIONS (E-LEARNING)
     2,200,000   RSA Security (b)                                     45,034
                 ENTERPRISE SECURITY SOFTWARE
     2,000,000   ValueClick (b)                                       23,960
                 INTERNET ADVERTISING
     1,400,000   DoubleClick (b)                                      10,878
                 INTERNET ADVERTISING & DIRECT MARKETING STATISTICAL DATA
       500,000   Autobytel (b)                                         4,540
                 AUTO WEBSITES FOR SALES LEADS & ADVERTISING
     1,879,808   Vital Stream, Cl. C (b)(c)                            1,410
                 STREAMING SERVICES FOR THE INTERNET
       250,000   NeoPlanet, Series A (d)                                  51
        53,376   NeoPlanet, Series B (d)                                  18
                 WEB BROWSER
----------------------------------------------------------------------------
                                                                     158,091

                 >TRANSACTION PROCESSORS: 1.0%

     1,457,000   Global Payments                                      65,594
                 CREDIT CARD PROCESSOR
     1,250,000   Pegasus Systems (b)(c)                               16,413
                 TRANSACTION PROCESSOR FOR HOTEL INDUSTRY
       600,000   Cubic                                                12,558
                 REVENUE COLLECTION & DEFENSE SYSTEMS
     5,000,000   Hong Kong Exchanges &
                 Clearing (Hong Kong)                                 10,308
                 TRADING, CLEARING & SETTLEMENT SERVICES FOR
                 FINANCIAL MARKETS
       175,000   Deutsche Boerse (Germany)                             8,910
                 TRADING, CLEARING & SETTLEMENT SERVICES
                 FOR FINANCIAL MARKETS
       286,000   Euronet Worldwide (b)                                 6,615
                 ATM PROCESSOR
----------------------------------------------------------------------------
                                                                     120,398

                 >COMPUTER SERVICES: 0.9%

     3,350,000   Bearing Point (b)                                    29,714
                 BUSINESS CONSULTING & TECHNOLOGY STRATEGY
     4,600,000   AnswerThink Consulting (b)(c)                        26,358
                 IT INTEGRATOR FOR FORTUNE 2000
     3,100,000   Ciber (b)(c)                                         25,482
                 SOFTWARE SERVICES & STAFFING
     4,656,000   Igate Capital (b)(c)                                 18,531
                 TECHNOLOGY STAFFING SERVICES

COLUMBIA ACORN FUND
    >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >COMPUTER SERVICES--CONTINUED

     2,300,000   Analysts International (b)(c)                   $     7,084
                 TECHNOLOGY STAFFING SERVICES
     1,025,000   New Horizons Worldwide (b)(c)                         6,150
                 COMPUTER TRAINING SERVICES
       205,000   Perot Systems (b)                                     2,720
                 BUSINESS CONSULTING & TECHNOLOGY STRATEGY
----------------------------------------------------------------------------
                                                                     116,039

                 >ELECTRONICS DISTRIBUTION: 0.6%

     1,695,000   Avnet (b)                                            38,476
                 ELECTRONIC COMPONENTS DISTRIBUTION
       680,000   Tech Data (b)                                        26,608
                 I/T DISTRIBUTOR
       710,000   Agilysys                                              9,791
                 I/T DISTRIBUTOR
----------------------------------------------------------------------------
                                                                      74,875

                 >CONSUMER SOFTWARE: 0.5%

     1,400,000   THQ (b)                                              32,060
                 ENTERTAINMENT SOFTWARE
     1,125,000   Activision (b)                                       17,887
                 ENTERTAINMENT SOFTWARE
     2,000,000   Pinnacle Systems (b)                                 14,300
                 VIDEO EDITING SOFTWARE & HARDWARE
----------------------------------------------------------------------------
                                                                      64,247

                 COMPUTER RELATED HARDWARE
                 >COMPUTER HARDWARE/RELATED SYSTEMS: 2.5%

       494,000   Zebra Technologies (b)                               42,978
                 BAR CODE PRINTERS
     2,500,000   Seachange International (b)(c)                       42,200
                 SYSTEMS FOR VIDEO ON DEMAND & AD INSERTION
     1,060,000   Avocent (b)                                          38,944
                 COMPUTER CONTROL SWITCHES
       445,000   Rogers (b)                                           31,106
                 PCB LAMINATES & HIGH PERFORMANCE FOAMS
     1,525,000   Unova (b)                                            30,881
                 BARCODE & WIRELESS LAN SYSTEMS
       371,900   Neopost (France)                                     22,008
                 POSTAGE METERS
       625,000   Excel Technologies (b)(c)                            20,781
                 LASER SYSTEMS & ELECTRO-OPTICAL COMPONENTS
     2,900,000   3Com (b)                                             18,125
                 NETWORKING EQUIPMENT
     1,575,000   Cable Design Technologies (b)(c)                     16,695
                 NETWORKING & SPECIALTY CABLES
       535,000   II VI (b)                                            16,403
                 LASER COMPONENTS
     1,350,000   CTS                                                  16,281
                 ELECTRONIC COMPONENTS, SENSORS & EMS
     4,656,000   Concurrent Computer (b)(c)                            9,219
                 VIDEO ON DEMAND SYSTEMS & SERVICES
       230,000   Applied Films (b)                                     6,675
                 THIN-FILM GLASS COATING EQUIPMENT
       351,000   Phoenixtec Power (Taiwan)                               346
                 UNINTERRUPTIBLE POWER SUPPLIES
----------------------------------------------------------------------------
                                                                     312,642

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >GAMING EQUIPMENT: 2.4%

     6,700,000   International Game Technology                   $   258,620
                 SLOT MACHINES & PROGRESSIVE JACKPOTS
       940,000   Shuffle Master (b)                                   34,131
                 CARD SHUFFLERS, CASINO GAMES & SLOT MACHINES
----------------------------------------------------------------------------
                                                                     292,751

                 >INSTRUMENTATION: 1.2%

       810,000   Mettler Toledo (b)                                   39,803
                 LABORATORY EQUIPMENT
     1,350,000   Trimble Navigation (b)                               37,517
                 GPS-BASED INSTRUMENTS
       536,000   Dionex (b)                                           29,571
                 ION & LIQUID CHROMATOGRAPHY
     2,300,000   Spectris (United Kingdom)                            20,859
                 ELECTRONIC INSTRUMENTATION & CONTROLS
       428,000   Varian (b)                                           18,040
                 ANALYTICAL INSTRUMENTS
----------------------------------------------------------------------------
                                                                     145,790

                 >SEMICONDUCTORS/RELATED EQUIPMENT: 1.1%

     1,315,000   Integrated Circuit Systems (b)                       35,715
                 SILICON TIMING DEVICES
       685,000   Littelfuse (b)                                       29,051
                 LITTLE FUSES
       850,000   Semtech (b)                                          20,009
                 ANALOG SEMICONDUCTORS
     1,380,000   Ase Test (Taiwan) (b)                                10,171
                 SEMICONDUCTOR PACKAGING & TEST SERVICES
     1,250,000   IXYS (b)                                              9,850
                 POWER SEMICONDUCTORS
       565,000   Supertex (b)                                          9,232
                 MIXED-SIGNAL SEMICONDUCTORS
       664,000   Asyst Technologies (b)                                6,866
                 SEMICONDUCTOR FAB AUTOMATION EQUIPMENT
       361,000   Actel (b)                                             6,678
                 FIELD PROGRAMMABLE GATE ARRAYS
       604,000   Pericom Semiconductor (b)                             6,469
                 SEMICONDUCTORS - INTERFACE INTEGRATED CIRCUITS
----------------------------------------------------------------------------
                                                                     134,041

                 >CONTRACT MANUFACTURING: 0.8%

     1,500,000   Jabil Circuit (b)                                    37,770
                 ELECTRONIC MANUFACTURING SERVICES
     3,150,000   Venture (Singapore)                                  33,115
                 ELECTRONIC CONTRACT MANUFACTURER
     1,600,000   Plexus (b)                                           21,600
                 ELECTRONIC MANUFACTURING SERVICES
----------------------------------------------------------------------------
                                                                      92,485

                 TELECOMMUNICATIONS
                 >MOBILE COMMUNICATIONS: 1.7%

     3,000,000   Western Wireless (b)                                 86,730
                 RURAL CELLULAR PHONE SERVICES
     4,000,000   Crown Castle International (b)                       59,000
                 COMMUNICATION TOWERS IN USA & UK
       520,000   Telephone & Data Systems                             37,024
                 CELLULAR & TELEPHONE SERVICES
     1,750,000   American Tower (b)                                   26,600
                 COMMUNICATION TOWERS IN USA & MEXICO

1-800-922-6769

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >MOBILE COMMUNICATIONS--CONTINUED

       300,000   COMARCO (b)                                     $     2,115
                 WIRELESS NETWORK TESTING
----------------------------------------------------------------------------
                                                                     211,469

                 >TELECOMMUNICATION EQUIPMENT: 1.2%

     8,700,000   Tellabs (b)                                          76,038
                 TELECOMMUNICATIONS & CABLE EQUIPMENT
       830,000   Plantronics (b)                                      34,943
                 COMMUNICATION HEADSETS
     1,600,000   Andrew (b)                                           32,016
                 WIRELESS INFRASTRUCTURE EQUIPMENT
     1,200,000   Symmetricom (b)                                      10,680
                 NETWORK TIMING & SYNCHRONIZATION DEVICES
----------------------------------------------------------------------------
                                                                     153,677

                 >TELECOMMUNICATIONS/WIRELINE
                 COMMUNICATIONS: 0.3%

       800,000   Commonwealth Telephone (b)                           35,816
                 RURAL PHONE FRANCHISES & CLEC
----------------------------------------------------------------------------

                 MEDIA
                 >TELEVISION PROGRAMMING/CATV: 1.0%

     2,700,000   Insight Communications (b)(c)                        25,002
                 CATV FRANCHISES IN MIDWEST
     2,605,000   Liberty Media (b)                                    23,419
                 CATV PROGRAMMING & MEDIA COMPANY HOLDINGS
     1,150,000   Corus Entertainment (Canada)                         22,297
                 TELEVISION PROGRAMMING & RADIO STATIONS
     2,500,000   Mediacom Communications (b)                          19,550
                 CABLE TELEVISION FRANCHISES
     2,379,000   United Global Com (b)                                17,272
                 VIDEO, VOICE & DATA SERVICES OUTSIDE THE USA
       500,000   Alliance Atlantis Communication
                 (Canada) (b)                                          9,317
                 CATV CHANNELS, TV/MOVIE
                 PRODUCTION/DISTRIBUTION
       131,000   Liberty Media International (b)                       4,860
                 CATV HOLDING COMPANY
----------------------------------------------------------------------------
                                                                     121,717

                 >RADIO BROADCASTING: 0.6%

       770,000   Salem Communications (b)                             20,890
                 RADIO STATIONS FOR RELIGIOUS PROGRAMMING
     1,200,000   Cumulus Media, Cl. A (b)                             20,172
                 RADIO STATIONS IN SMALL CITIES
       992,000   Saga Communications (b)(c)                           18,104
                 RADIO STATIONS IN SMALL & MID-SIZED CITIES
     1,200,000   Spanish Broadcasting (b)                             11,172
                 SPANISH LANGUAGE RADIO STATIONS
----------------------------------------------------------------------------
                                                                      70,338

                 >TV/SATELLITE BROADCASTING: 0.5%

     2,537,000   SES Global (Luxembourg)                              21,447
                 SATELLITE BROADCASTING SERVICES
     1,400,000   Gray Television                                      19,446
                 MID MARKET AFFILIATED TV STATIONS
     1,000,000   Entravision Communications (b)                        7,680
                 SPANISH LANGUAGE TV, RADIO & OUTDOOR
       270,000   Metropole TV (France)                                 7,633
                 TELEVISION BROADCASTER
       200,000   Young Broadcasting (b)                                2,630
                 TELEVISION STATIONS

NUMBER OF SHARES
OR PRINCIPAL AMOUNT (000)                                       VALUE (000)
----------------------------------------------------------------------------

        75,000   Gestevis Telecino (Spain) (b)                   $     1,119
                 SPAIN'S SECOND LARGEST BROADCASTER
       224,700   TVB (Hong Kong)                                         970
                 TELEVISION PROGRAMMING & BROADCASTING
----------------------------------------------------------------------------
                                                                      60,925
                                                                 -----------
INFORMATION: TOTAL                                                 3,065,096

----------------------------------------------------------------------------
CONSUMER GOODS/SERVICES: 21.8%
                 SERVICES
                 >RETAIL: 6.6%

     2,495,000   Chico's FAS (b)                                     112,674
                 WOMEN'S SPECIALTY RETAILER
     1,600,000   Michaels Stores                                      88,000
                 CRAFT & HOBBY SPECIALTY RETAILER
     3,743,000   Christopher & Banks (c)                              66,288
                 WOMEN'S APPAREL RETAILER
     2,265,000   Aeropostale (b)                                      60,951
                 MALL BASED TEEN RETAILER
       788,000   Urban Outfitters (b)                                 47,997
                 ECLECTIC HOME & APPAREL RETAILER
     1,400,000   Williams Sonoma (b)                                  46,144
                 HOME GOODS & FURNISHING RETAILER
     5,100,000   Winn Dixie Stores                                    36,720
                 SUPERMARKETS IN THE SOUTHEAST US
       895,000   Abercrombie & Fitch                                  34,681
                 TEEN APPAREL RETAILER
       350,000   Whole Foods Market                                   33,408
                 NATURAL FOOD SUPERMARKETS
     1,015,000   Petco Animal Supplies (b)                            32,693
                 PET SUPPLIES & SERVICES
     1,300,000   Borders Group                                        30,472
                 BOOKSTORES
     1,072,000   Zale (b)                                             29,223
                 SPECIALTY RETAILER OF JEWELRY
     1,370,000   Hot Topic (b)                                        28,071
                 MUSIC INSPIRED RETAILER OF APPAREL, ACCESSORIES
                  & GIFTS
       773,000   Sports Authority (b)                                 27,751
                 SPORTING GOODS STORES
       863,000   Ann Taylor (b)                                       25,010
                 WOMEN'S APPAREL RETAILER
       823,000   West Marine (b)                                      22,098
                 LARGEST RETAILER OF BOATING SUPPLIES
       700,000   Genesco (b)                                          16,541
                 MULTI-CONCEPT BRANDED FOOTWEAR RETAILER
       200,000   Fast Retailing (Japan)                               16,251
                 APPAREL RETAILER
     1,700,000   Burberry Group (United Kingdom)                      12,630
                 APPAREL RETAILER
       600,000   Brookstone (b)                                       12,030
                 SPECIALTY CONSUMER PRODUCT RETAILER
     2,250,000   Esprit Holdings (Hong Kong) (b)                      10,117
                 GLOBAL APPAREL BRAND MANAGER
       210,000   Otsuke Kagu (Japan)                                   6,556
                 FURNITURE RETAILER
       950,000   Gaiam (b)(c)                                          6,441
                 HEALTHY LIVING CATALOG & E-COMMERCE
$        6,000   Gadzooks 5% Convertible 10/07/08 (b)(d)               2,941
                 TEEN APPAREL RETAILER
----------------------------------------------------------------------------
                                                                     805,688

COLUMBIA ACORN FUND
    >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >CONSUMER SERVICES: 1.6%

     2,250,000   ITT Educational Services (b)                    $    85,545
                 TECHNOLOGY-ORIENTED POST SECONDARY DEGREE
                  PROGRAMS
       775,000   Weight Watchers (b)                                  30,334
                 WEIGHT LOSS PROGRAMS
     1,290,000   Coinstar (b)(c)                                      28,341
                 OWNER/OPERATOR OF COIN COUNTING MACHINES
       900,000   Central Parking                                      16,821
                 OWNER, OPERATOR & MANAGER OF PARKING LOTS &
                  GARAGES
     1,750,000   Princeton Review (b)(c)                              13,248
                 COLLEGE PREPARATION COURSES
     2,350,000   Bally Total Fitness (b)(c)                           11,750
                 NATIONAL CHAIN OF FITNESS CENTERS
       135,000   USS (Japan)                                          11,615
                 USED CAR AUCTIONEER
----------------------------------------------------------------------------
                                                                     197,654

                 >ENTERTAINMENT/LEISURE PRODUCTS: 1.5%

       805,000   International Speedway Motors                        39,155
                 LARGEST MOTORSPORT RACETRACK OWNER & OPERATOR
     1,250,000   Leapfrog Enterprises (b)                             24,862
                 EDUCATIONAL TOYS
     2,765,000   Six Flags (b)                                        20,074
                 WORLDWIDE THEME PARK OPERATOR
       545,000   RC2 (b)                                              19,348
                 COLLECTIBLES & TOYS
     1,276,000   Action Performance (c)                               19,229
                 MOTORSPORT COLLECTIBLES & MERCHANDISING
       370,000   Amer Group (Finland)                                 19,281
                 BRANDED SPORTING GOODS
       363,000   Speedway Motorsports                                 12,139
                 MOTORSPORT RACETRACK OWNER & OPERATOR
     1,750,000   Magna Entertainment, Cl. A
                 (Canada) (b)                                         10,325
                 OWNER/OPERATOR THOROUGHBRED RACETRACKS
       500,000   Natura Cosmetics (Brazil) (b)                         8,042
                 DIRECT SALES OF HIGH-END COSMETICS
       500,000   Callaway Golf                                         5,670
                 PREMIUM GOLF CLUBS & BALLS
       345,000   Intralot (Greece)                                     5,485
                 LOTTERY & GAMING SYSTEMS & SERVICES
----------------------------------------------------------------------------
                                                                     183,610
                 >CASINOS: 1.4%

     2,750,000   Alliance Gaming (b)(c)                               47,190
                 DIVERSIFIED GAMING COMPANY
       890,000   Station Casinos                                      43,076
                 CASINOS & RIVERBOATS
       875,000   Argosy Gaming (b)                                    32,900
                 REGIONAL RIVERBOAT CASINOS
     1,925,000   Pinnacle Entertainment (b)(c)                        24,274
                 REGIONAL RIVERBOAT CASINOS
     5,000,000   Sky City Entertainment (New Zealand)                 15,143
                 CASINO/ENTERTAINMENT COMPLEX
       805,000   Monarch Casino & Resort (b)(c)                       11,350
                 CASINO/HOTEL IN RENO
       226,000   Lakes Entertainment (b)                               2,619
                 GAMING ENTREPRENEUR
       230,700   Rank Group (United Kingdom)                           1,257
                 GAMING & MEDIA SERVICES
----------------------------------------------------------------------------
                                                                     177,809

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >TRAVEL: 1.0%

     2,314,500   Intrawest (Canada)                              $    36,921
                 OWNER/OPERATOR OF SKI RESORTS
     3,380,000   LaQuinta (b)                                         28,392
                 OWNER/FRANCHISER OF MID-PRICED HOTELS
     1,115,000   Vail Resorts (b)                                     21,363
                 OWNER/OPERATOR OF SKI RESORTS
       959,000   Navigant International (b)(c)                        17,061
                 CORPORATE TRAVEL AGENCY
       750,000   Orbitz (b)(c)                                        16,215
                 ONLINE TRAVEL DISTRIBUTION
       720,000   Jurys Doyle Hotel (Ireland)                           9,123
                 HOTEL GROUP
----------------------------------------------------------------------------
                                                                     129,075

                 >RESTAURANTS: 0.8%

     2,000,000   AFC Enterprises (b)(c)                               43,000
                 POPEYES, CHURCHES FRIED CHICKEN
     1,447,000   Autogrill (Italy) (b)                                20,534
                 TOLLWAY RESTAURANTS
       155,000   Kappa Create (Japan)                                 10,742
       155,000   Kappa Create New Shares (Japan)                      10,398
                 SUSHI CHAIN RESTAURANT OPERATOR
       243,000   Cheesecake Factory (b)                                9,669
                 CASUAL DINING RESTAURANTS
----------------------------------------------------------------------------
                                                                      94,343

                 >CRUISE LINES: 0.1%

       400,000   Carnival                                             18,800
                 LARGEST CRUISE LINE
----------------------------------------------------------------------------

                 GOODS
                 >APPAREL: 2.0%

     2,840,000   Coach (b)                                           128,340
                 DESIGNER & RETAILER OF BRANDED LEATHER ACCESSORIES
       564,000   Oxford Industries                                    24,568
                 BRANDED & PRIVATE LABEL APPAREL
       400,000   Columbia Sportswear (b)                              21,848
                 ACTIVE OUTDOOR APPAREL, FOOTWEAR & ACCESSORIES
     3,000,000   Billabong International (Australia)                  17,219
                 SURFWEAR APPAREL MANUFACTURER
       828,000   Steven Madden (b)(c)                                 16,535
                 WHOLESALER/RETAILER OF FASHION FOOTWEAR
     1,100,000   Wacoal (Japan)                                       11,695
                 WOMEN'S SPECIALTY APPAREL
       369,000   Carter's (b)                                         10,742
                 CHILDREN'S BRANDED APPAREL
     5,000,000   Pacific Brands (Australia) (b)                        9,274
                 DOMINANT AUSTRALIAN APPAREL BRAND MANAGER
----------------------------------------------------------------------------
                                                                     240,221

                 >FURNITURE/TEXTILES: 1.9%

     1,600,000   HNI                                                  67,728
                 OFFICE FURNITURE & FIREPLACES
     1,900,000   Herman Miller                                        54,986
                 OFFICE FURNITURE
       740,000   Mohawk Industries (b)                                54,264
                 CARPET & FLOORING
       422,000   American Woodmark (c)                                25,257
                 KITCHEN CABINETS
     1,700,000   Nobia (Sweden)                                       20,023
                 KITCHEN INTERIORS MANUFACTURING & DISTRIBUTION

1-800-922-6769

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >FURNITURE/TEXTILES--CONTINUED

       550,000   Masonite International (Canada) (b)             $    14,186
                 DOOR MANUFACTURER
----------------------------------------------------------------------------
                                                                     236,444

                 >LEISURE VEHICLES: 1.5%

     1,745,000   Harley-Davidson                                     108,085
                 MOTORCYCLES & RELATED MERCHANDISE
     1,495,000   Monaco Coach (c)                                     42,114
                 RECREATIONAL VEHICLES
       550,000   Polaris Industries                                   26,400
                 MANUFACTURER OF LEISURE VEHICLES & RELATED PRODUCTS
     2,850,000   Ducati Motor (Italy) (b)                              3,995
                 MOTORCYCLES & RELATED MERCHANDISE
----------------------------------------------------------------------------
                                                                     180,594

                 >DURABLE GOODS: 1.3%

     1,326,000   SCP Pool                                             59,670
                 DISTRIBUTOR OF SWIMMING POOL SUPPLIES
       605,000   Hunter Douglas (Netherlands)                         29,455
                 WINDOW SHADES & VENETIAN BLINDS
       465,000   Hyundai Mobis (South Korea)                          20,716
                 AUTO PARTS
    10,000,000   Techtronic Industries (Hong Kong)                    15,978
                 POWER TOOLS
       105,000   Funai Electric (Japan)                               15,852
                 CONSUMER ELECTRONICS
       644,100   Shimano (Japan)                                      15,326
                 BICYCLE COMPONENTS & FISHING TACKLE
----------------------------------------------------------------------------
                                                                     156,997

                 >NONDURABLES: 1.1%

       895,000   Scotts Company (b)                                   57,173
                 CONSUMER LAWN & GARDEN PRODUCTS
     1,381,000   Helen of Troy (b)                                    50,917
                 HAIRDRYERS & CURLING IRONS
       255,000   Uni-Charm (Japan)                                    12,704
                 INFANT HYGIENE & FEMININE CARE PRODUCTS
       601,000   First Years (c)                                      11,179
                 INFANT & TODDLER PRODUCTS
----------------------------------------------------------------------------
                                                                     131,973

                 >FOOD & BEVERAGES: 1.0%

     1,600,000   Kerry (Ireland)                                      33,894
                 FOOD INGREDIENTS
       850,000   NBTY (b)                                             24,981
                 VITAMINS & SUPPLEMENTS
    30,000,000   Global Bio-Chem Technology
                 Group (China)                                        21,789
     1,841,250   Global Bio-Chem Technology
                 Group Warrants (China) (b)                              120
                 CHINESE REFINER OF CORN-BASED COMMODITIES
     4,000,000   Lion Nathan (Australia)                              18,845
                 BEER BREWER/DISTRIBUTOR
       725,000   Orkla (Norway)                                       18,132
                 DIVERSIFIED CONSUMER GOODS
       180,000   Davide Campari (Italy)                                8,885
                 SPIRITS & WINE
----------------------------------------------------------------------------
                                                                     126,646
                                                                 -----------
CONSUMER GOODS/SERVICES: TOTAL                                     2,679,854


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES: 13.5%

                 >LOGISTICS: 2.4%

     2,750,000   Expeditors International of
                 Washington                                      $   135,877
                 INTERNATIONAL FREIGHT FORWARDER
       900,000   UTI Worldwide                                        47,421
                 INTERNATIONAL FREIGHT FORWARDER
     1,000,000   Forward Air (b)                                      37,400
                 FREIGHT TRANSPORTATION BETWEEN AIRPORTS
     2,600,000   Exel (United Kingdom)                                36,255
                 GLOBAL LOGISTICS & FREIGHT FORWARDING
       549,000   Hub Group (b)(c)                                     18,721
                 TRUCK & RAIL FREIGHT FORWARDER
    40,000,000   Sinotrans (China)                                    14,405
                 INTEGRATED LOGISTICS IN CHINA
    11,000,000   Sembcorp Logistics (Singapore)                       11,778
                 LOGISTIC SERVICES FOR MARINE TRANSPORT
----------------------------------------------------------------------------
                                                                     301,857

                 >MACHINERY: 1.6%

     2,250,000   Ametek                                               69,525
                 AEROSPACE/INDUSTRIAL INSTRUMENTS
     1,050,000   Esco Technologies (b)(c)                             56,028
                 FILTRATION & TEST EQUIPMENT
       840,000   Pentair                                              28,258
                 PUMPS, WATER TREATMENT & TOOLS
       785,000   Gardner Denver (b)                                   21,901
                 AIR COMPRESSORS, BLOWERS & PUMPS
       500,000   Cobham (United Kingdom)                              12,683
                 AEROSPACE
       150,000   Tennant                                               6,218
                 NON-RESIDENTIAL FLOOR CLEANING EQUIPMENT
----------------------------------------------------------------------------
                                                                     194,613

                 >SPECIALTY CHEMICALS & INDUSTRIAL
                 MATERIALS: 1.6%

     2,550,000   Spartech (c)                                         66,147
                 PLASTICS DISTRIBUTION & COMPOUNDING
        47,000   Geberit International (Switzerland)                  31,331
                 PLUMBING SUPPLIES
     1,000,000   Schulman                                             21,490
                 PLASTICS DISTRIBUTION & COMPOUNDING
        37,000   Givaudan (Switzerland)                               21,451
                 INDUSTRIAL FRAGRANCES & FLAVORS
       450,000   Novozymes (Denmark)                                  20,305
                 INDUSTRIAL ENZYMES
        25,000   Sika (Switzerland) (b)                               13,763
                 CHEMICALS FOR CONSTRUCTION & INDUSTRIAL APPLICATION
       200,000   Imerys (France)                                      11,660
                 INDUSTRIAL MINERALS PRODUCER
       347,000   SYMYX (b)                                             8,370
                 MATERIALS & CHEMICALS
----------------------------------------------------------------------------
                                                                     194,517

                 >INDUSTRIAL GOODS: 1.5%

     1,400,000   Clarcor (c)                                          64,120
                 MOBILE & INDUSTRIAL FILTERS
     1,500,000   Donaldson                                            43,950
                 INDUSTRIAL AIR FILTRATION

COLUMBIA ACORN FUND
    >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >INDUSTRIAL GOODS--CONTINUED

       804,000   Mine Safety Appliances                          $    27,095
                 SAFETY EQUIPMENT
       300,000   Genlyte Group (b)                                    18,864
                 COMMERCIAL LIGHTING FIXTURES
       500,000   Intermagnetics General (b)                           17,015
                 SUPERCONDUCTING WIRE
       100,000   Bacou Dalloz (France)                                 7,424
                 SAFETY EQUIPMENT
       309,000   Electric City (b)                                       584
                 ELECTRICITY CONSERVATION DEVICES
----------------------------------------------------------------------------
                                                                     179,052

                 >INDUSTRIAL DISTRIBUTION: 1.4%

     1,525,000   Watsco (c)                                           42,807
                 HVAC DISTRIBUTION
       600,000   Hughes Supply                                        35,358
                 INDUSTRIAL DISTRIBUTION
     1,375,000   Airgas                                               32,876
                 INDUSTRIAL GAS DISTRIBUTOR
     3,800,000   Grafton Group (Ireland) (b)                          30,321
                 BUILDERS, WHOLESALERS & DIY RETAILING
       900,000   Nuco2 (b)(c)                                         17,730
                 BULK CO2 GAS DISTRIBUTION TO RESTAURANTS
       600,000   Aviall (b)                                           11,406
                 AIRCRAFT REPLACEMENT PARTS DISTRIBUTOR
----------------------------------------------------------------------------
                                                                     170,498

                 >WATER: 1.0%

       856,000   Cuno (b)(c)                                          45,668
                 FILTRATION & FLUIDS CLARIFICATION
     2,600,000   Tetra Tech (b)                                       42,432
                 RESOURCE MANAGEMENT & INFRASTRUCTURE CONSULTING
       900,000   Pall                                                 23,571
                 FILTRATION & FLUIDS CLARIFICATION
       554,000   Watts Water Technologies                             14,930
                 WATER, VALVES, REGULATORS & FILTRATION
----------------------------------------------------------------------------
                                                                     126,601

                 >CONSTRUCTION: 1.0%

       787,500   Wienerberger (Austria)                               27,473
                 BRICKS & CLAY ROOFING TILES
       488,000   Simpson                                              27,387
                 WALL JOINT MAKER
       638,000   Florida Rock Industries                              26,904
                 CONCRETE & AGGREGATES
       380,000   Daito Trust Construction (Japan)                     14,612
                 APARTMENT BUILDER
     3,000,000   Consorcio (Mexico) (b)                                8,634
                 LOW/MEDIUM INCOME HOME BUILDER
       750,000   McCarthy & Stone (United Kingdom)                     7,925
                 BUILDER OF RETIREMENT APARTMENTS
       290,000   Dominion Homes (b)                                    6,699
                 OHIO/KENTUCKY HOME BUILDER
----------------------------------------------------------------------------
                                                                     119,634

                 >STEEL: 1.0%

     1,900,000   Gibraltar Steel (c)                                  62,358
                 STEEL PROCESSING
       750,000   Tenaris (Argentina)                                  24,563
                 STEEL PIPE FOR OIL WELLS & PIPELINES

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

     1,050,000   Worthington Industries                          $    21,557
                 STEEL PROCESSING
        95,000   Vallourec (France)                                    9,339
                 SEAMLESS TUBES
----------------------------------------------------------------------------
                                                                     117,817

                 >OTHER INDUSTRIAL SERVICES: 0.9%

     1,500,000   Clark/Bardes Consulting (b)(c)                       27,825
                 EXECUTIVE COMPENSATION & BENEFITS CONSULTING
       825,000   Mobile Mini (b)(c)                                   23,438
                 LEASES PORTABLE STORAGE UNITS
       550,000   G&K Services                                         22,104
                 UNIFORM RENTAL
     1,125,000   Ushio (Japan)                                        20,353
                 INDUSTRIAL LIGHT SOURCES
        60,000   Schindler (Switzerland)                              17,238
                 ELEVATOR MANUFACTURER & SERVICE PROVIDER
       185,000   Jaakko Poyry (Finland)                                4,673
                 ENGINEERING CONSULTANTS IN FORESTRY, ENERGY
----------------------------------------------------------------------------
                                                                     115,631

                 >OUTSOURCING SERVICES & TRAINING: 0.6%

     1,800,000   Labor Ready (b)                                      27,900
                 TEMPORARY MANUAL LABOR
       525,000   Bilfinger Berger (Germany)                           18,167
                 CONSTRUCTION & RELATED SERVICES
     9,500,000   Li & Fung (Hong Kong)                                13,928
                 SOURCING OF CONSUMER GOODS
       640,000   United Services Group (Netherlands)                  10,443
                 TEMPORARY STAFFING SERVICES
       600,000   GP Strategies (b)                                     3,954
                 TRAINING PROGRAMS
----------------------------------------------------------------------------
                                                                      74,392

                 >CONGLOMERATES: 0.3%

       737,560   Aalberts Industrie (Netherlands)                     22,086
                 FLOW CONTROL & HEAT TREATMENT
         5,550   Pargesa (Switzerland)                                14,945
                 INDUSTRIAL & MEDIA HOLDINGS
----------------------------------------------------------------------------
                                                                      37,031

                 >INDUSTRIAL SUPPLIERS: 0.2%

     1,800,000   Xstrata (United Kingdom)                             24,118
                 DIVERSIFIED MINING HOLDING COMPANY
----------------------------------------------------------------------------

                                                                 -----------
INDUSTRIAL GOODS/SERVICES: TOTAL                                   1,655,761
----------------------------------------------------------------------------

FINANCE: 12.3%

                 >BANKS: 5.1%

     1,751,000   TCF Financial                                       101,646
                 GREAT LAKES BANK
     2,412,000   Associated Banc-Corp                                 71,468
                 MIDWEST BANK
     1,638,000   BOK Financial (b)                                    64,324
                 OKLAHOMA BANK
     2,187,000   Glacier Bancorp (c)                                  61,608
                 MOUNTAIN STATES BANK
     1,300,000   Texas Regional Bancshares                            59,683
                 SOUTH TEXAS BANK

1-800-922-6769

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >BANKS--CONTINUED

     3,300,000   Anglo Irish Bank (Ireland)                      $    51,693
                 SMALL BUSINESS & MIDDLE MARKET BANKING
     1,320,000   West Coast Bancorp (c)                               28,301
                 PORTLAND SMALL BUSINESS LENDER
     1,850,000   Depfa Bank (Ireland)                                 27,005
                 INTERNATIONAL PUBLIC SECTOR FINANCE
     1,698,000   Republic                                             23,602
                 MICHIGAN BANK
       605,000   Chittenden                                           21,266
                 VERMONT & WESTERN MASSACHUSETTS BANK
     2,800,000   Den Norske Bank (Norway)                             19,099
                 LARGEST NORWEGIAN BANK
       370,000   Cullen Frost Bankers                                 16,557
                 TOP SAN ANTONIO BANK
       145,000   Komercni Banka (Czech Republic)                      16,266
                 LEADING CZECH UNIVERSAL BANK
       455,000   Great Southern Bancorp                               13,309
                 MISSOURI REAL ESTATE LENDER
       360,000   CityBank Lynnwood                                    11,527
                 SEATTLE REAL ESTATE LENDER
       400,000   CorpBanca (Chile) (b)(d)                              9,560
                 CHILE'S 3RD LARGEST LOCAL BANK
       231,000   Bank of the Ozarks                                    5,382
                 ARKANSAS BANK
        82,000   BankFirst                                             4,899
                 OKLAHOMA COMMUNITY BANK
       170,000   Midwest Bank                                          3,791
                 CHICAGO BANK
        82,000   First Financial BankShares                            3,438
                 WEST TEXAS COMMUNITY BANK
       188,000   Cascade Financial                                     3,290
                 SEATTLE COMMUNITY BANK
       125,000   First Mutual Bancshares                               3,156
                 SEATTLE COMMUNITY BANK
       210,000   Credito Emiliano (Italy)                              1,727
                 ITALIAN REGIONAL BANK
        47,000   West Bancorporation                                     822
                 DES MOINES SMALL BUSINESS BANK
----------------------------------------------------------------------------
                                                                     623,419

                 >INSURANCE: 2.6%

     1,320,000   HCC Insurance Holdings                               44,101
                 AVIATION INSURANCE
       720,000   Philadelphia Consolidated Holding (b)                43,250
                 SPECIALTY INSURANCE
       826,000   Leucadia National                                    41,052
                 INSURANCE HOLDING COMPANY
       995,000   Protective Life                                      38,477
                 LIFE INSURANCE
       138,000   Markel (b)                                           38,295
                 SPECIALTY INSURANCE
     1,000,000   RLI                                                  36,500
                 SPECIALTY INSURANCE
       400,000   Selective Insurance Group                            15,952
                 COMMERCIAL & PERSONAL LINES INSURANCE
       650,000   Scottish Re Group                                    15,113
                 LIFE REINSURER
     1,992,000   Jardine Lloyd Thompson
                 (United Kingdom)                                     14,851
                 BUSINESS INSURANCE BROKER

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

       210,000   StanCorp Financial                              $    14,070
                 GROUP LIFE, DISABILITY & 401K
       700,000   United National Group (b)                            10,577
                 SPECIALTY INSURANCE
       245,000   Stewart Information Services                          8,274
                 TITLE COMPANY
----------------------------------------------------------------------------
                                                                     320,512

                 >SAVINGS & LOANS: 2.3%

     3,276,000   Peoples Bank Bridgeport                             102,047
                 CONNECTICUT SAVINGS & LOAN
     1,227,000   Downey Financial                                     65,338
                 CALIFORNIA HOME LENDER
     1,178,000   Anchor Bancorp Wisconsin (c)                         31,146
                 WISCONSIN THRIFT
       700,000   First Federal Capital                                19,481
                 WISCONSIN THRIFT
     1,700,000   Housing Development Finance (India)                  19,131
                 PREMIER MORTGAGE LENDER IN INDIA
       709,000   Washington Federal                                   17,016
                 OLD FASHIONED MORTGAGE LENDER
       959,400   Irish Life & Permanent (Ireland)                     14,787
                 SAVINGS PRODUCTS
       200,000   Bankinter (Spain)                                     7,621
                 MORTGAGE LENDER
        74,000   Imperial Thrift & Loan (b)                            3,002
                 SAN DIEGO SPECIALTY LENDER
----------------------------------------------------------------------------
                                                                     279,569

                 >FINANCE COMPANIES: 1.4%

     5,831,000   AmeriCredit (b)                                     113,879
                 AUTO LENDING
     1,820,000   World Acceptance (b)(c)                              33,361
                 PERSONAL LOANS
       784,000   Northgate (United Kingdom)                            9,878
                 LIGHT COMMERCIAL VEHICLE RENTAL SPECIALIST
       500,000   Intermediate Capital (United Kingdom)                 9,815
                 EUROPEAN PROVIDER OF MEZZANINE CAPITAL
----------------------------------------------------------------------------
                                                                     166,933

                 >MONEY MANAGEMENT: 0.8%

     2,390,000   SEI Investments                                      69,406
                 MUTUAL FUND ADMINISTRATION & INVESTMENT MANAGEMENT
       855,000   Eaton Vance                                          32,670
                 SPECIALTY MUTUAL FUNDS
       200,000   The Investment Company of
                 China (China) (d)                                        90
                 CLOSED-END FUND
----------------------------------------------------------------------------
                                                                     102,166

                 >BROKERAGE: 0.1%

     1,215,000   Investment Technology Group (b)                      15,540
                 ELECTRONIC TRADING
----------------------------------------------------------------------------

                                                                 -----------
FINANCE: TOTAL                                                     1,508,139
----------------------------------------------------------------------------
HEALTH CARE: 9.1%

                 >SERVICES: 3.2%

     5,586,000   First Health (b)(c)                                  87,197
                 PPO NETWORK
     2,491,000   Lincare Holdings (b)                                 81,854
                 HOME HEALTH CARE SERVICES

COLUMBIA ACORN FUND
    >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >SERVICES--CONTINUED

     2,592,000   NDCHealth Group (c)                             $    60,134
                 HEALTH CLAIMS PROCESSING & DRUG MARKETING SERVICES
       640,000   Charles River Laboratories (b)                       31,277
                 PHARMACEUTICAL RESEARCH
     3,070,000   Gambro (Sweden)                                      29,798
                 PRODUCTS/SERVICES FOR RENAL CARE
       510,000   OPG Groep (Netherlands)                              27,296
                 PHARMACEUTICAL WHOLESALER & RETAILER
     1,333,000   Dendrite International (b)                           24,767
                 SOFTWARE FOR PHARMACEUTICAL SALES FORCE
       450,000   Accredo Health (b)                                   17,527
                 SPECIALTY PHARMACY
       296,000   Omega Pharma (Belgium)                               15,019
                 OTC PRODUCTS, PHARMACY & DENTAL SUPPLIES
       550,000   Serologicals (b)                                     10,995
                 BLOOD COLLECTION & ANTIBODY PRODUCTION
       440,000   Medquist (b)                                          5,038
                 MEDICAL TRANSCRIPTION SERVICES
----------------------------------------------------------------------------
                                                                     390,902

                 >MEDICAL EQUIPMENT/LABORATORY
                 SUPPLIES: 2.8%

     1,629,000   Edwards Lifesciences (b)                             56,771
                 HEART VALVES
     1,239,000   Diagnostic Products                                  54,442
                 IMMUNODIAGNOSTIC KITS
     2,910,000   Smith & Nephew (United Kingdom)                      31,402
                 MEDICAL EQUIPMENT & SUPPLIES
     1,900,000   CTI Molecular Imaging (b)                            26,942
                 MEDICAL DIAGNOSTIC DEVICES
     1,000,000   VISX (b)                                             26,720
                 LASER EYE SURGERY EQUIPMENT
       583,000   Orthofix International (b)                           24,912
                 BONE FIXATION & STIMULATION DEVICES
       365,000   Essilor International (France)                       23,845
                 EYEGLASS LENSES
       200,000   Synthes-Stratec (Switzerland)                        22,820
                 PRODUCTS FOR ORTHOPEDIC SURGERY
       670,000   ICU Medical (b)                                      22,465
                 INTRAVENOUS THERAPY PRODUCTS
       875,000   Viasys Healthcare (b)                                18,296
                 RESPIRATORY & NEUROLOGY MEDICAL EQUIPMENT
     1,000,000   Sola International (b)                               17,230
                 SPECIALTY EYEGLASS LENSES
       350,000   Haemonetics (b)                                      10,377
                 BLOOD & PLASMA COLLECTION EQUIPMENT
       190,000   Hogy Medical (Japan)                                  9,549
                 DISPOSABLE SURGICAL PRODUCTS
----------------------------------------------------------------------------
                                                                     345,771

                 >BIOTECHNOLOGY/DRUG DELIVERY: 2.4%

       519,000   Martek Biosciences (b)                               29,152
                 FATTY ACIDS FOR BABY FORMULA & OTHER FOODS
       775,000   Par Pharmaceuticals (b)                              27,288
                 GENERICS
     1,250,000   Ligand Pharmaceuticals (b)                           21,725
                 DRUGS FOR PAIN, CANCER, OSTEOPOROSIS, & DIABETES
     1,055,000   Nektar Therapeutics (b)                              21,058
                 DRUG DELIVERY TECHNOLOGIES

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

       360,000   Neurocrine Biosciences (b)                      $    18,666
                 DRUGS FOR SLEEP, DIABETES, MS & ENDOMETRIOSIS
       776,000   NPS Pharmaceuticals (b)                              16,296
                 SMALL MOLECULE DRUGS
     1,165,000   DOV Pharmaceutical (b)(c)                            16,263
                 DRUGS FOR INSOMNIA, ANXIETY, PAIN & DEPRESSION
       789,000   Atherogenics (b)                                     15,015
                 DRUGS FOR ATHEROSCLEROSIS, RHEUMATOID ARTHRITIS, ASTHMA
     1,876,000   Lexicon Genetics (b)                                 14,708
                 DRUG DISCOVERY
     2,000,000   Medarex (b)                                          14,580
                 HUMANIZED ANTIBODIES
     1,708,000   Ciphergen Biosystems (b)(c)                          12,503
                 PROTEIN CHIPS USED FOR DRUG TARGET DISCOVERY
     1,709,000   Pozen (b)(c)                                         11,690
                 DRUGS FOR MIGRAINES
       608,000   Protein Design Labs (b)                              11,631
                 MONOCLONAL ANTIBODIES
     1,700,000   Sangamo Biosciences (b)(c)                           10,234
                 DRUG DISCOVERY
     1,150,000   Bioveris (b)                                          9,568
                 IMMUNODIAGNOSTIC TECHNOLOGY
     3,500,000   La Jolla Pharmaceutical (b)(c)                        8,505
                 LUPUS TREATMENT
       460,000   Myriad Genetics (b)                                   6,863
                 GENE DISCOVERY & DIAGNOSTIC PRODUCTS
       635,000   Maxygen (b)                                           6,712
                 MOLECULAR BREEDING
       638,000   Diversa (b)                                           6,463
                 MOLECULAR BREEDING
       304,000   Alexion Pharmaceuticals (b)                           5,654
                 MONOCLONAL ANTIBODIES
       865,000   Arena Pharmaceuticals (b)                             4,723
                 NOVEL DRUG TARGETING TECHNOLOGY
     2,800,000   Sequenom (b)(c)                                       4,088
                 HIGH SPEED DNA ANALYSIS INSTRUMENTS
         1,875   Locus Discovery, Series D, Pfd. (d)                   3,750
                 HIGH THROUGHPUT RATIONAL DRUG DESIGN
       461,000   SYRRX, Series C (d)                                   2,305
                 X-RAY CRYSTALLOGRAPHY
     1,249,999   Perlegen Sciences (d)                                 1,950
                 LARGE SCALE GENE SEQUENCING
       359,944   Microdose (d)                                           180
                 DRUG INHALERS
----------------------------------------------------------------------------
                                                                     301,570

                 >MEDICAL SUPPLIES: 0.4%

       686,000   Techne (b)                                           29,807
                 CYTOKINES, ANTIBODIES, OTHER REAGENTS FOR LIFE SCIENCES
       650,000   Owens & Minor                                        16,835
                 DISTRIBUTION OF MEDICAL SUPPLIES
----------------------------------------------------------------------------
                                                                      46,642

                 >HOSPITAL MANAGEMENT: 0.2%

       500,000   Rhoen-Klinikum (Germany)                             26,875
                 HOSPITAL MANAGEMENT
----------------------------------------------------------------------------

1-800-922-6769

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >PHARMACEUTICALS: 0.1%

       138,000   Yuhan (South Korea)                             $     8,482
                 ETHICAL DRUG PRODUCER
     2,000,000   United Drug (Ireland)                                 6,811
                 IRISH PHARMACEUTICAL WHOLESALER & OUTSOURCER
----------------------------------------------------------------------------
                                                                      15,293
                                                                 -----------
HEALTH CARE: TOTAL                                                 1,127,053
----------------------------------------------------------------------------
ENERGY/MINERALS: 9.1%

                 >OIL/GAS PRODUCERS: 5.6%

     7,275,000   XTO Energy                                          216,722
                 NATURAL GAS PRODUCER
     2,800,000   Western Gas                                          90,944
                 OIL PRODUCER & COAL SEAM GAS PRODUCER
     2,350,000   Ultra Petroleum (b)                                  87,726
                 NATURAL GAS PRODUCER
     3,000,000   Talisman Energy (Canada)                             65,227
                 OIL & GAS PRODUCER
     1,300,000   Southwestern Energy (b)                              37,271
                 NATURAL GAS PRODUCER
       925,000   Nexen (Canada)                                       35,938
                 OIL & GAS PRODUCER
    15,400,000   Tullow Oil (United Kingdom)                          34,399
                 OIL & GAS PRODUCER
       465,000   Quicksilver (b)                                      31,188
                 NATURAL GAS & COAL SEAM GAS PRODUCER
       814,000   Denbury Resources (b)                                17,053
                 OIL PRODUCER USING CO2 INJECTION
       915,000   McMoRan Exploration (b)(c)                           14,256
                 NATURAL GAS PRODUCERS & LNG DEVELOPER
       582,000   Petrokazakhstan (Canada) (b)                         15,842
                 OIL PRODUCER & REFINER IN KAZAKHSTAN
       916,000   Range Resources                                      13,374
                 OIL & GAS PRODUCER
       440,000   Clayton Williams Energy (b)(d)                        9,675
        40,000   Clayton Williams Energy (b)                             956
                 OIL & GAS PRODUCER
     3,458,200   Esprit Exploration (Canada) (b)                       9,018
                 NATURAL GAS PRODUCER
     2,265,000   Tipperary (b)(c)                                      8,086
                 COAL SEAM GAS PRODUCER
----------------------------------------------------------------------------
                                                                     687,675

                 >OIL SERVICES: 2.0%

     2,300,000   FMC Technologies (b)                                 66,240
                 OIL & GAS WELL HEAD MANUFACTURER
       730,000   Carbo Ceramics                                       49,822
                 NATURAL GAS WELL STIMULANTS
     4,750,000   Newpark Resources (b)(c)                             29,450
                 DRILLING FLUID SERVICES TO OIL & GAS INDUSTRY
       333,000   Fugro (Netherlands)                                  21,459
                 SURVEY & GPS SERVICES
       700,000   Chicago Bridge & Iron                                19,495
                 ENGINEERING & CONSTRUCTION FOR PETROCHEMICALS & LNG
     2,000,000   Key Energy Services (b)                              18,880
                 OIL & GAS WELL WORKOVER SERVICES
     2,000,000   Saipem (Italy)                                       18,226
                 OFFSHORE CONSTRUCTION & DRILLING
     1,050,000   Enerflex Systems (Canada)                            16,475
                 NATURAL GAS COMPRESSOR

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

       800,000   Hanover Compressor (b)                          $     9,520
                 NATURAL GAS COMPRESSOR RENTAL
----------------------------------------------------------------------------
                                                                     249,567

                 >DISTRIBUTION/MARKETING/REFINING: 1.2%

     1,600,000   Equitable Resources                                  82,736
                 NATURAL GAS UTILITY & PRODUCER
     1,900,000   Oneok                                                41,781
                 NATURAL GAS UTILITY, MARKETING & PROCESSING
       761,000   Atmos Energy                                         19,482
                 NATURAL GAS UTILITY
----------------------------------------------------------------------------
                                                                     143,999

                 >INDEPENDENT POWER: 0.2%

     1,470,000   Gamesa (Spain)                                       21,712
                 SPANISH WIND TURBINES
       314,000   Millennium Cell (b)                                     584
                 FUEL CELL TECHNOLOGY
----------------------------------------------------------------------------
                                                                      22,296

                 >MINING: 0.1%

       700,000   Noranda (Canada)                                     11,998
                 DIVERSIFIED NON-FERROUS METALS MINER
----------------------------------------------------------------------------

                                                                 -----------
ENERGY/MINERALS: TOTAL                                             1,115,535
----------------------------------------------------------------------------
OTHER INDUSTRIES: 3.6%

                 >REAL ESTATE: 2.6%

       825,000   The Rouse Company                                    39,188
                 REGIONAL SHOPPING MALLS
     1,320,000   General Growth Properties                            39,032
                 REGIONAL SHOPPING MALLS
       699,000   Forest City Enterprises, Cl. B                       36,942
                 COMMERCIAL & RESIDENTIAL PROPERTY DEVELOPER
       650,000   SL Green Realty                                      30,420
                 MANHATTAN OFFICE BUILDINGS
       635,000   Macerich Company                                     30,397
                 REGIONAL SHOPPING MALLS
       620,000   Mills                                                28,954
                 REGIONAL SHOPPING MALLS
       575,000   Federal Realty Investment Trust                      23,914
                 SHOPPING CENTERS
     1,375,000   Crescent Real Estate Equities                        22,165
                 CLASS A OFFICE BUILDINGS
       650,000   United Dominion Realty                               12,857
                 APARTMENTS
     1,240,000   Highland Hospitality (b)                             12,462
                 HOTEL REAL ESTATE INVESTMENT TRUST
     1,352,600   Sponda (Finland)                                     11,490
                 OFFICE & WAREHOUSE PROPERTY COMPANY
     1,000,000   Diamondrock Hospitality (b)                          10,000
                 HOTEL REAL ESTATE INVESTMENT TRUST
       190,000   Consolidated Tomoka                                   7,174
                 FLORIDA LAND OWNER
       686,111   Am NV (Netherlands)                                   6,428
                 PROPERTY DEVELOPER
       194,827   Security Capital European
                 Realty (Luxembourg) (d)                               3,112
                 SELF STORAGE PROPERTIES
----------------------------------------------------------------------------
                                                                     314,535

COLUMBIA ACORN FUND
    >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >REGULATED UTILITIES: 0.4%

     1,650,000   Northeast Utilities                             $    32,125
                 REGULATED ELECTRIC UTILITY
       799,800   Red Electrica (Spain)                                13,618
                 SPANISH POWER GRID
----------------------------------------------------------------------------
                                                                      45,743

                 >TRANSPORTATION: 0.3%

       140,000   Kobenhavns Lufthavne (Denmark)                       20,416
                 COPENHAGEN AIRPORT AUTHORITY
       620,000   Grupo Aeroportaurio Del
                 Sureste (Mexico)                                     11,470
                 CANCUN & COZUMEL AIRPORT OPERATOR
    15,000,000   Comfort Group (Singapore)                            10,742
                 TAXI SERVICE
----------------------------------------------------------------------------
                                                                      42,628

                 >WASTE MANAGEMENT: 0.3%

     1,275,000   Waste Connections (b)                                37,817
                 SOLID WASTE MANAGEMENT
----------------------------------------------------------------------------

                                                                 -----------
OTHER INDUSTRIES: TOTAL                                              440,723

TOTAL COMMON STOCKS AND OTHER
   EQUITY-LIKE SECURITIES: 94.3%                                  11,592,161
                 (COST: $7,214,239)

PRINCIPAL AMOUNT (000)                                           VALUE (000)
----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 5.6%

                 Yield 1.04% - 1.30%
                 Due 7/01/04 - 8/05/04
$       77,000   General Electric Capital                        $    76,939
        76,000   Bayer                                                75,980
        72,000   Citigroup                                            71,934
        71,000   Bell South                                           70,942
        70,000   Cargill                                              69,955
        63,980   Campbell Soup                                        63,950
        60,000   Household Finance                                    59,970
        55,000   Coca Cola Enterprises                                54,978
        40,000   Virginia Electric & Power                            39,993
        40,000   Toyota Credit de Puerto Rico                         39,951
        30,000   Toyota Motors                                        29,978
        30,000   John Hancock Finance                                 29,970
         2,506   Repurchase Agreement with State
                   Street Bank & Trust Dated
                   6/30/04, Due 7/01/04 at 1.30%
                   Collateralized by Federal Home
                   Loan Mortgage Corporation,
                   Notes, Maturing 2/15/05, Market
                   Value $2,560 (Repurchase
                   proceeds: $2,506)                                   2,506
----------------------------------------------------------------------------
                   (AMORTIZED COST: $687,046)                        687,046

                                                                 -----------
TOTAL INVESTMENTS (E): 99.9%                                      12,279,207
                 (COST: $7,901,285) (A)

                                                                 -----------
CASH AND OTHER ASSETS LESS LIABILITIES: 0.1%                          10,343

                                                                 -----------
TOTAL NET ASSETS: 100%                                           $12,289,550
============================================================================

1-800-922-6769

--------------------------------------------------------------------------------
>NOTES TO STATEMENT OF INVESTMENTS (IN THOUSANDS)

(a) At June 30, 2004, for federal income tax purposes cost of investments was the same and net unrealized appreciation was $4,377,922 consisting of gross unrealized appreciation of $4,722,467 and gross unrealized depreciation of $344,545.
(b) Non-income producing security.
(c) An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting securities. On June 30, 2004, the Fund held five percent or more of the outstanding voting securities of the following companies:

    Christopher & Banks           10.26%
    AnswerThink Consulting        10.23%
    World Acceptance               9.84%
    Indus International            9.81%
    New Horizons Worldwide         9.81%
    Actuate                        9.75%
    Gibraltar Steel                9.71%
    Analysts International         9.50%
    MAPICS                         9.25%
    Seachange International        9.11%
    Skillsoft Publishing           9.02%
    Igate Capital                  8.96%
    Glacier Bancorp                8.93%
    E.Piphany                      8.82%
    West Coast Bancorp             8.79%
    BSQUARE                        8.71%
    Monarch Casino & Resort        8.59%
    Nuco2                          8.41%
    MRO Software                   8.18%
    Esco Technologies              8.12%
    Clark/Bardes Consulting        8.06%
    Spartech                       7.94%
    Cable Design Technologies      7.66%
    Concurrent Computer            7.58%
    JDA Software Group             7.57%
    First Years                    7.20%
    NDCHealth Group                7.20%
    AFC Enterprises                7.13%
    Sequenom                       7.06%
    Action Performance             6.96%
    Bally Total Fitness            6.90%
    Sangamo Biosciences            6.76%
    Watsco                         6.66%
    Witness Systems                6.55%
    Navigant International         6.52%
    Gaiam                          6.46%
    DOV Pharmaceutical             6.45%
    Princeton Review               6.38%
    Steve Madden                   6.21%
    First Health                   6.10%
    Coinstar                       6.05%
    Pozen                          5.93%
    Vital Stream, Cl. C            5.92%
    Hub Group                      5.89%
    Ciphergen Biosystems           5.87%
    Orbitz                         5.79%
    La Jolla Pharmaceutical        5.77%
    Tipperary                      5.76%
    Mobile Mini                    5.75%
    Radiant Systems                5.71%
    Newpark Resources              5.67%
    Clarcor                        5.51%
    Pegasus Systems                5.44%
    Alliance Gaming                5.43%
    Pinnacle Entertainment         5.42%
    Saga Communications            5.38%
    McMoRan Exploration            5.31%
    Insight Communications         5.29%
    Kronos                         5.23%
    Excel Technologies             5.19%
    Ciber                          5.14%
    Micros Systems                 5.13%
    American Woodmark              5.13%
    Anchor Bancorp Wisconsin       5.13%
    Monaco Coach                   5.10%
    Avid Technology                5.06%
    Cuno                           5.05%
    InfoUSA                        5.03%

    The aggregate cost and value of these companies at June 30, 2004, was $1,459,400 and $2,055,516 respectively. Investments in affiliate companies represent 16.73% of total net assets at June 30, 2004. Investment activity and income amounts relating to affiliates during the six months ended June 30, 2004 were as follows:

              Dividend Income                           $    3,333
              Net realized gain or loss                 $   62,019
              Change in unrealized gain or loss         $    4,005

              Purchases                                 $  182,823
              Proceeds from sales                       $  214,679

    In addition, additional purchases of existing portfolio holdings that were not considered affiliates in prior years, resulted in the Fund owning more than 5% of the outstanding shares of certain issues at June 30, 2004. Therefore, the cost and market value of the affiliate disclosure amounts include both acquisitions of new investments in affiliates during the period, as well as prior period investment holdings that became affiliates during the current period.

COLUMBIA ACORN FUND
    >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

(d) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities, except for CorpBanca, are valued in good faith by the Board of Trustees. At June 30, 2004, these securities amounted to $33,632, which represents 0.27% of total net assets.

    Additional information on these securities is as follows:



                                            ACQUISITION      SHARES/
SECURITY                                       DATES        PAR (000)    COST (000)  VALUE (000)
--------                                    -----------     ---------    ---------   ----------
CorpBanca                                     11/19/03           400     $   10,290  $    9,560
Clayton Williams Energy                       05/25/04           440         10,120       9,675
Gadzooks 5.00% Convertible 10/07/08           10/08/03      $  6,000          6,000       2,941
Locus Discovery, Series D, Pfd.               09/05/01         1,875          7,500       3,750
Microdose                                     11/24/00           360          2,005         180
NeoPlanet, Series A                           02/12/99           250          2,000          51
NeoPlanet, Series B                           02/17/00            53            641          18
Perlegen Sciences                             03/30/01         1,250          4,500       1,950
Security Capital European Realty         08/20/98-11/12/99       195          3,897       3,112
SYRRX, Series C, Pfd.                         01/08/01           461          2,997       2,305
The Investment Company of China          10/22/92-03/15/00       200          1,690          90
                                                                         ----------  ----------
                                                                         $   51,640  $   33,632
                                                                         ==========  ==========


(e) On June 30, 2004, the market value of foreign securities represents 15.0% of total net assets. The Fund's foreign portfolio was diversified as follows:

                                                   VALUE           PERCENT
                                                ------------     -----------
Canada                                          $    247,544             2.0%
United Kingdom                                       216,072             1.8
Ireland                                              173,634             1.4
Japan                                                155,653             1.3
Switzerland                                          121,548             1.0
Netherlands                                          117,167             1.0
France                                                81,909             0.7
Singapore                                             55,635             0.5
Germany                                               53,952             0.4
Italy                                                 53,367             0.4
Hong Kong                                             51,301             0.4
Sweden                                                49,821             0.4
Australia                                             45,338             0.4
Spain                                                 44,070             0.4
Denmark                                               40,721             0.3
Norway                                                37,231             0.3

                                                   VALUE           PERCENT
                                                ------------     -----------
China                                           $     36,404             0.3%
Finland                                               35,444             0.3
South Korea                                           29,198             0.3
Austria                                               27,473             0.2
Argentina                                             24,563             0.2
Luxembourg                                            24,559             0.2
Mexico                                                20,104             0.1
India                                                 19,131             0.1
Czech Republic                                        16,266             0.1
New Zealand                                           15,143             0.1
Belgium                                               15,019             0.1
Taiwan                                                10,517             0.1
Chile                                                  9,560             0.1
Brazil                                                 8,042             0.1
Greece                                                 5,485             0.0
                                                ------------     -----------
Total Foreign Portfolio                         $  1,841,871            15.0%
                                                ============     ===========

1-800-922-6769

COLUMBIA ACORN INTERNATIONAL
    >MAJOR PORTFOLIO CHANGES IN THE SECOND QUARTER (UNAUDITED)

                                                      NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04

ADDITIONS
----------------------------------------------------------------------------
    EUROPE

>UNITED KINGDOM/IRELAND

Business Post                                        810,000       1,050,000
Exel                                               1,500,000       1,750,000
Jardine Lloyd Thompson                               800,000       1,593,000
Jurys Doyle Hotel (Ireland)                          740,000         810,000
Northgate                                                  0         473,000
Rank Group                                                 0         230,800
RPS Group                                          5,800,000       6,158,000
Tullow Oil                                         8,000,000       9,200,000

>NETHERLANDS

Fugro                                                200,000         278,800
Koninklijke Ten Cate                                       0         157,947

>GERMANY/AUSTRIA

Wienerberger (Austria)                               420,000         472,500
Wincor Nixdorf                                             0          66,000

>FRANCE

Camaieu                                               35,000          54,000
Metropole TV                                         200,000         300,000

>SPAIN

Gamesa                                               380,000         850,000
Gestevision Telecinco                                      0         132,000
Prosegur                                             400,000         550,000

>SWEDEN

Hexagon                                              293,000         368,000

>ITALY

Amplifon                                              90,000         216,000
Credit Emiliano                                            0         210,000

>LUXEMBOURG

SES Global                                         1,280,000       1,880,000

>CZECH REPUBLIC

Komercni Banka                                             0         100,000

>POLAND

Central European Distribution                        159,900         207,450
(INCLUDES THE EFFECT OF A 3 FOR 2 STOCK SPLIT)

                                                      NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04

----------------------------------------------------------------------------
    ASIA

>JAPAN

Ain Pharmaciez                                             0         155,200
Bank of Fukuoka                                            0       1,500,000
Bank of Yokohama                                           0       1,400,000
Chiyoda Integre                                      150,000         234,900
Daito Trust Construction                             346,300         480,100
Hogy Medical                                         186,000         226,000
Olympus Optical                                            0         325,000
Otsuke Kagu                                                0         326,900
Sugi Pharmacy                                        270,000         330,000
Wacoal                                                     0       1,500,000

>HONG KONG/CHINA

Global Bio-Chem Technology
  Group (China)                                   15,842,000      23,000,000

>TAIWAN

ASE Test                                           1,130,000       1,230,000
Bank of Kaohsiung                                  5,320,000       7,700,000
Phoenixtec Power                                   8,539,000      11,540,000
Springsoft Systems                                   435,000       3,200,000

----------------------------------------------------------------------------
    OTHER COUNTRIES

>AUSTRALIA

Pacific Brands                                             0       5,000,000

>SOUTH AFRICA

Edgars Consolidated Stores                                 0         252,000

----------------------------------------------------------------------------
    LATIN AMERICA

>MEXICO

URBI Desarrollo                                            0        690,000

>ARGENTINA

Tenaris                                              400,000         440,000

>BRAZIL

Natura Cosmetics                                           0         517,000

COLUMBIA ACORN INTERNATIONAL
    >MAJOR PORTFOLIO CHANGES IN THE SECOND QUARTER (UNAUDITED),
     CONTINUED

                                                      NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04

SALES
----------------------------------------------------------------------------
    EUROPE

>UNITED KINGDOM/IRELAND

Bunzl                                              1,400,000       1,000,000
Depfa Bank (Ireland)                               1,200,000       1,000,000
(INCLUDES THE EFFECT OF A 10 FOR 1 STOCK SPLIT)
Euro Money Institutional Investor                  1,200,000               0
Grafton Group (Ireland)                            2,900,000       2,750,000
Hit Entertainment                                  3,000,000               0
Irish Life & Permanent (Ireland)                     800,000         767,600
McCarthy & Stone                                     450,000               0

>NETHERLANDS

IM Tech                                              545,000         400,000
Vopak                                                792,000         581,886

>FRANCE

Essilor International                                230,000         140,000
Euronext                                             300,000               0
Fininfo                                              476,000         404,000
Groupe Bourbon                                        40,000               0
Neopost                                              549,400         429,400

>SWITZERLAND

BKW Energie                                           15,000               0
Givaudan                                              25,000          15,000
Kaba Holdings                                         30,000               0

>SPAIN

Cortefiel                                            800,000               0
Red Electrica                                        600,000         420,000

>SWEDEN

Intrum Justitia                                    2,980,000       2,630,000
Munters                                               80,000               0

>NORWAY

Orkla                                                291,000         221,000

>DENMARK

Kobenhavns Lufthavne                                 100,000          65,000

                                                      NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04
----------------------------------------------------------------------------
    ASIA

>JAPAN

ARRK                                                 360,000         280,000
Bellsystem 24                                         35,000               0
Fast Retailing                                       263,000         220,000
Nissin Healthcare                                    390,000               0
Park 24                                              370,000         210,000
Shimano                                              650,000         442,500
Taisei Lamick                                        100,000               0
USS                                                  190,000               0

>HONG KONG

Lianhua Supermarket                                5,000,000         930,000
TVB                                                2,000,000         108,300

>INDIA

Gas Authority of India                               660,000               0

>THAILAND

Airports of Thailand                               1,357,800               0
----------------------------------------------------------------------------
    OTHER COUNTRIES

>CANADA

Corus Entertainment                                  825,000         500,000
Nexen                                                400,000               0
Noranda                                              500,000         400,000
Patheon                                            1,112,000               0
Power Financial                                      200,000               0
Shawcor                                              392,000               0

1-800-922-6769

COLUMBIA ACORN INTERNATIONAL
    >STATEMENT OF INVESTMENTS (UNAUDITED), JUNE 30, 2004

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                                                     COMMON STOCKS AND OTHER
                                               EQUITY-LIKE SECURITIES: 96.8%
----------------------------------------------------------------------------
EUROPE: 57.0%

                 >UNITED KINGDOM/IRELAND: 19.0%

     2,350,000   Anglo Irish Bank (Ireland)                      $    36,812
                 SMALL BUSINESS & MIDDLE MARKET BANKING
     1,750,000   Exel                                                 24,402
                 GLOBAL LOGISTICS & FREIGHT FORWARDING
     1,100,000   Kerry (Ireland)                                      23,302
                 FOOD INGREDIENTS
     2,750,000   Grafton Group (Ireland)                              21,943
                 BUILDERS, WHOLESALERS & DIY RETAILING
     9,200,000   Tullow Oil                                           20,550
                 OIL & GAS PRODUCER
     1,450,000   Smith & Nephew                                       15,647
                 MEDICAL EQUIPMENT & SUPPLIES
       600,000   Cobham                                               15,220
                 AEROSPACE
     1,000,000   Depfa Bank (Ireland)                                 14,597
                 INTERNATIONAL PUBLIC SECTOR FINANCE
     6,158,000   RPS Group                                            14,555
                 ENVIRONMENTAL CONSULTING
     1,700,000   Burberry                                             12,630
                 APPAREL RETAILER
     2,400,000   Expro International                                  11,981
                 OFFSHORE OIL FIELD SERVICES
     1,593,000   Jardine Lloyd Thompson                               11,876
                 BUSINESS INSURANCE BROKER
       767,600   Irish Life & Permanent (Ireland)                     11,831
                 SAVINGS PRODUCTS
     1,200,000   Spectris                                             10,883
                 ELECTRONIC INSTRUMENTATION & CONTROLS
       810,000   Jurys Doyle Hotel (Ireland)                          10,264
                 HOTEL GROUP
       750,000   Xstrata                                              10,049
                 DIVERSIFIED MINING HOLDING COMPANY
     2,950,000   United Drug (Ireland)                                10,046
                 IRISH PHARMACEUTICAL WHOLESALER & OUTSOURCER
       500,000   Intermediate Capital                                  9,815
                 EUROPEAN PROVIDER OF MEZZANINE CAPITAL
     1,050,000   Business Post                                         9,355
                 PARCEL & EXPRESS MAIL SERVICE
     1,000,000   Bunzl                                                 8,348
                 DISTRIBUTION OF DISPOSABLE PRODUCTS TO FOOD INDUSTRY
     1,000,000   Kensington                                            7,995
                 NON-CONFORMING MORTGAGE COMPANY
       473,000   Northgate                                             5,960
                 LIGHT COMMERCIAL VEHICLE RENTAL SPECIALIST
     1,200,000   BBA Group                                             5,942
                 AVIATION SUPPORT SERVICES
       200,000   Surfcontrol (b)                                       2,222
                 INTERNET FILTERING SOFTWARE
       230,800   Rank Group                                            1,258
                 GAMING & MEDIA SERVICES
----------------------------------------------------------------------------
                                                                     327,483

                 >NETHERLANDS: 7.4%

       278,800   Fugro                                                17,966
                 SURVEY & GPS SERVICES

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

       327,000   OPG Groep                                       $    17,502
                 PHARMACEUTICAL WHOLESALER & RETAILER
       353,000   Hunter Douglas                                       17,186
                 DECORATIVE WINDOW COVERINGS
       569,390   Aalberts Industrie                                   17,050
                 FLOW CONTROL & HEAT TREATMENT
       684,000   United Services Group                                11,161
                 TEMPORARY STAFFING SERVICES
       400,000   IM Tech                                              10,962
                 TECHNICAL ENGINEERING
       339,928   Sligro Food Group                                    10,838
                 FOOD SERVICE & WHOLESALING
       581,886   Vopak                                                 9,594
                 OIL & CHEMICAL STORAGE
       157,947   Koninklijke Ten Cate                                  8,638
                 ADVANCED TEXTILES & INDUSTRIAL FABRICS
       686,111   Am NV                                                 6,428
                 PROPERTY DEVELOPER
----------------------------------------------------------------------------
                                                                     127,325

                 >GERMANY/AUSTRIA: 6.9%

       315,000   Rhoen-Klinikum Pfd.                                  17,310
       300,000   Rhoen-Klinikum                                       16,125
                 HOSPITAL MANAGEMENT
       472,500   Wienerberger (Austria)                               16,484
                 BRICKS & CLAY ROOFING TILES
       550,000   Hugo Boss Designs                                    12,467
                 FASHION APPAREL
       300,000   Bilfinger Berger                                     10,381
                 CONSTRUCTION & RELATED SERVICES
       300,000   Kali & Salz                                          10,179
                 POTASH PRODUCTS, FERTILIZERS, SALT & WASTE MANAGEMENT
       250,000   GFK                                                   8,734
                 MARKET RESEARCH SERVICES
     1,000,000   Takkt                                                 8,335
                 MAIL ORDER RETAILER OF OFFICE & WAREHOUSE DURABLES
       300,000   Zapf Creation                                         7,062
                 TOY MANUFACTURER
        75,000   Beru                                                  5,752
                 AUTO PARTS & ELECTRONICS
        66,000   Wincor Nixdorf (b)                                    3,637
                 MANUFACTURES ATM MACHINES & RETAIL POS SYSTEMS
       260,000   Deutsche Beteiligungs (b)                             3,376
                 PRIVATE EQUITY INVESTMENT MANAGEMENT
----------------------------------------------------------------------------
                                                                     119,842

                 >FRANCE/BELGIUM: 6.3%

       429,400   Neopost                                              25,411
                 POSTAGE METERS
       244,000   Omega Pharma (Belgium)                               12,380
                 OTC PRODUCTS, PHARMACY & DENTAL SUPPLIES
       150,000   Bacou Dalloz                                         11,136
                 SAFETY EQUIPMENT
       404,000   Fininfo                                              11,095
                 DATA FEEDS FOR FRENCH BANKS & BROKERS
       160,000   Imerys                                                9,328
                 INDUSTRIAL MINERALS PRODUCER
       140,000   Essilor International                                 9,146
                 EYEGLASS LENSES
        90,000   Vallourec                                             8,847
                 SEAMLESS TUBES

COLUMBIA ACORN INTERNATIONAL
    >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >FRANCE/BELGIUM--CONTINUED

        90,000   Bonduelle                                       $     8,541
                 PRODUCER OF CANNED, FROZEN & FRESH VEGETABLES
       300,000   Metropole TV                                          8,481
                 TELEVISION BROADCASTER
        54,000   Camaieu                                               4,826
                 WOMEN'S APPAREL RETAILER
----------------------------------------------------------------------------
                                                                     109,191

                 >SWITZERLAND: 4.6%

        25,000   Geberit International                                16,666
                 PLUMBING SUPPLIES
       130,000   Synthes-Stratec                                      14,833
                 PRODUCTS FOR ORTHOPEDIC SURGERY
        24,000   Sika                                                 13,213
                 CHEMICALS FOR CONSTRUCTION & INDUSTRIAL APPLICATION
        40,000   Schindler                                            11,492
                 ELEVATOR MANUFACTURER & SERVICE PROVIDER
        15,000   Givaudan                                              8,696
                 INDUSTRIAL FRAGRANCES & FLAVORS
         3,000   Pargesa                                               8,079
                 INDUSTRIAL & MEDIA CONGLOMERATE
       110,000   Bachem                                                6,286
                 PEPTIDES
----------------------------------------------------------------------------
                                                                      79,265

                 >SPAIN: 3.0%

     2,000,000   Abengoa                                              17,762
                 ENGINEERING & CONSTRUCTION
       850,000   Gamesa                                               12,554
                 WIND TURBINES
       550,000   Prosegur                                              8,467
                 SECURITY GUARDS
       420,000   Red Electrica                                         7,151
                 SPANISH POWER GRID
       120,000   Bankinter                                             4,573
                 MORTGAGE LENDER
       132,000   Gestevision Telecinco (b)                             1,970
                 SPAIN'S SECOND LARGEST BROADCASTER
----------------------------------------------------------------------------
                                                                      52,477

                 >SWEDEN: 2.2%

     2,630,000   Intrum Justitia (b)                                  15,394
                 RECEIVABLES MANAGEMENT & DEBT COLLECTION
       368,000   Hexagon                                              12,371
                 DIVERSIFIED ENGINEERING
       860,000   Nobia                                                10,130
                 KITCHEN INTERIORS MANUFACTURING & DISTRIBUTION
----------------------------------------------------------------------------
                                                                      37,895

                 >ITALY: 2.1%

     1,130,000   Autogrill (b)                                        16,035
                 RESTAURANTS & CATERING FOR TRAVELERS
       212,000   Davide Campari                                       10,464
                 BEVERAGES
       216,000   Amplifon                                              7,694
                 HEARING AID RETAILER
       210,000   Credit Emiliano                                       1,727
                 REGIONAL BANK
----------------------------------------------------------------------------
                                                                      35,920

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >FINLAND: 1.7%

       438,300   Jaakko Poyry                                    $    11,071
                 ENGINEERING CONSULTANTS IN FORESTRY, ENERGY
       185,000   Amer Group                                            9,640
                 BRANDED SPORTING GOODS
       950,000   Sponda                                                8,070
                 OFFICE & WAREHOUSE PROPERTY COMPANY
----------------------------------------------------------------------------
                                                                      28,781

                 >NORWAY: 1.0%

     1,210,000   Den Norske Bank                                       8,253
                 LARGEST NORWEGIAN BANK
       221,000   Orkla                                                 5,527
                 DIVERSIFIED CONSUMER GOODS
       220,000   Ekornes                                               4,312
                 NICHE FURNITURE MANUFACTURER
----------------------------------------------------------------------------
                                                                      18,092

                 >LUXEMBOURG: 0.9%

     1,880,000   SES Global                                           15,893
                 SATELLITE BROADCASTING SERVICES
----------------------------------------------------------------------------

                 >CZECH REPUBLIC: 0.7%

       100,000   Komercni Banka                                       11,218
                 LEADING CZECH UNIVERSAL BANK
----------------------------------------------------------------------------

                 >DENMARK: 0.5%

        65,000   Kobenhavns Lufthavne                                  9,479
                 COPENHAGEN AIRPORT AUTHORITY
----------------------------------------------------------------------------

                 >GREECE: 0.4%

       465,000   Intralot                                              7,393
                 LOTTERY & GAMING SYSTEMS & SERVICES
----------------------------------------------------------------------------

                 >POLAND: 0.3%

       207,450   Central European Distribution (b)                     5,375
                 SPIRITS & WINE DISTRIBUTION
----------------------------------------------------------------------------

                                                                 -----------
EUROPE: TOTAL                                                        985,629
----------------------------------------------------------------------------
ASIA: 28.9%

                 >JAPAN: 15.6%

       480,100   Daito Trust Construction                             18,461
                 APARTMENT BUILDER
       220,000   Fast Retailing                                       17,876
                 APPAREL RETAILER
     1,500,000   Wacoal                                               15,947
                 WOMEN'S SPECIALTY APPAREL
       800,000   Ushio                                                14,474
                 INDUSTRIAL LIGHT SOURCES
       358,000   Eneserve                                             14,268
                 POWER GENERATORS
     1,181,000   Toyo Technica                                        13,942
                 VALUE ADDED RESELLER OF IMPORTED INSTRUMENTATION
       201,000   Kappa Create                                         13,930
       201,000   Kappa Create New Shares                              13,484
                 SUSHI CHAIN RESTAURANT OPERATOR
       330,000   Sugi Pharmacy                                        13,506
                 DRUGSTORES

1-800-922-6769

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >JAPAN--CONTINUED

         5,200   Dentsu                                          $    13,440
                 ADVERTISING AGENCY
       817,500   NIFCO                                                12,936
                 MOLDED PLASTIC COMPONENTS
       280,000   ARRK                                                 12,265
                 PROTOTYPES & MOLDS FOR NEW PRODUCT DEVELOPMENT
       226,000   Hogy Medical                                         11,359
                 DISPOSABLE SURGICAL PRODUCTS
        75,000   Funai Electric                                       11,323
                 CONSUMER ELECTRONICS
       442,500   Shimano                                              10,529
                 BICYCLE COMPONENTS & FISHING TACKLE
       326,900   Otsuke Kagu                                          10,206
                 FURNITURE RETAILER
     1,500,000   Bank of Fukuoka                                       8,921
                 REGIONAL BANK
     1,400,000   Bank of Yokohama                                      8,769
                 REGIONAL BANK
       172,000   Uni-Charm                                             8,569
                 INFANT HYGIENE & FEMININE CARE PRODUCTS
       210,000   Park 24                                               7,988
                 PARKING LOT OPERATOR
       234,900   Chiyoda Integre                                       7,232
                 PLASTIC COMPONENTS FOR CONSUMER ELECTRONICS
       325,000   Olympus Optical                                       6,158
                 MEDICAL EQUIPMENT & CAMERAS
       155,200   Ain Pharmaciez                                        2,716
                 DISPENSING PHARMACY/DRUGSTORE OPERATOR
       112,000   Hiroshima Bank                                          599
                 REGIONAL BANK
----------------------------------------------------------------------------
                                                                     268,898

                 >HONG KONG/CHINA: 5.1%

    23,000,000   Global Bio-Chem Technology
                 Group (China)                                        16,705
     1,875,000   Global Bio-Chem Technology
                 Group Warrant (China) (b)                               123
                 CHINESE REFINER OF CORN-BASED COMMODITIES
     6,000,000   Techtronic Industries                                 9,587
                 POWER TOOLS
     2,000,000   Esprit Holdings                                       8,992
                 GLOBAL APPAREL BRAND MANAGER
     4,000,000   Hong Kong Exchanges & Clearing                        8,246
                 TRADING, CLEARING & SETTLEMENT SERVICES FOR
                 FINANCIAL MARKETS
     9,815,000   Hainan Meilan Airport (China)                         7,507
                 CHINESE AIRPORT OPERATOR
    20,000,000   Sinotrans (China)                                     7,203
                 INTEGRATED LOGISTICS IN CHINA
    17,674,000   Linmark                                               6,531
                 SOURCING OF CONSUMER GOODS
    12,000,000   Jiangsu Expressway (China)                            5,767
                 TOLL ROAD BUILDER & OPERATOR
     8,000,000   Zhejiang Expressway (China)                           5,720
                 TOLL ROAD BUILDER & OPERATOR
    14,500,000   Ngai Lik Industrial                                   5,562
                 CHINA BASED ELECTRONICS CONTRACT MANUFACTURER
    27,969,225   Lerado Group                                          4,958
                 BABY PARAPHERNALIA

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

       930,000   Lianhua Supermarket                             $       941
                 CHINESE SUPERMARKET CHAIN
       108,300   TVB                                                     467
                 TELEVISION PROGRAMMING & BROADCASTING
----------------------------------------------------------------------------
                                                                      88,309

                 >TAIWAN: 2.5%

    11,540,000   Phoenixtec Power                                     11,367
                 UNINTERRUPTIBLE POWER SUPPLIES
     1,230,000   ASE Test (b)                                          9,065
                 SEMICONDUCTOR PACKAGING & TEST SERVICES
     3,200,000   Springsoft Systems                                    7,343
                 ELECTRONIC DESIGN AUTOMATION SOFTWARE
     5,000,000   Wah Lee Industrial                                    6,671
                 DISTRIBUTOR OF CHEMICALS, MATERIALS & EQUIPMENT
     7,700,000   Bank of Kaohsiung                                     5,473
                 COMMERCIAL BANKING
     3,010,000   Taiwan Fu Hsing                                       2,783
                 DOOR LOCK MANUFACTURER
----------------------------------------------------------------------------
                                                                      42,702

                 >SINGAPORE: 2.3%

     1,920,000   Venture                                              20,184
                 ELECTRONIC CONTRACT MANUFACTURER
    15,000,000   Comfort Group                                        10,742
                 TAXI SERVICE
     9,000,000   Sembcorp Logistics                                    9,637
                 LOGISTIC SERVICES FOR MARINE TRANSPORT
----------------------------------------------------------------------------
                                                                      40,563

                 >SOUTH KOREA: 2.0%

       355,000   Hyundai Mobis                                        15,815
                 AUTO PARTS
       165,000   Yuhan                                                10,142
                 ETHICAL DRUG PRODUCER
       100,000   Samsung Fire & Marine                                 6,410
                 NON-LIFE INSURANCE
       252,100   Samyoung Heat Exchange (b)                            2,253
                 POWER PLANT RELATED MACHINERY
----------------------------------------------------------------------------
                                                                      34,620

                 >INDIA: 1.0%

     1,500,000   Housing Development Finance                          16,880
                 PREMIER MORTGAGE LENDER IN INDIA
----------------------------------------------------------------------------

                 >INDONESIA: 0.3%
    40,000,000   PT Perusahaan Gas Negara                              6,185
                 GAS PIPELINE OPERATOR
----------------------------------------------------------------------------

                 >THAILAND: 0.1%
     4,000,000   Thai Union Frozen Products                            2,005
                 CANNED TUNA FISH
----------------------------------------------------------------------------

                                                                 -----------
ASIA: TOTAL                                                          500,162
----------------------------------------------------------------------------
OTHER COUNTRIES: 7.8%

                 >CANADA: 3.9%

       995,000   Talisman Energy                                      21,634
                 OIL & GAS PRODUCER
     5,000,000   Esprit Exploration (b)                               13,038
                 NATURAL GAS PRODUCER

COLUMBIA ACORN INTERNATIONAL
    >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >CANADA--CONTINUED

       500,000   Corus Entertainment                             $     9,694
                 TELEVISION PROGRAMMING & RADIO STATIONS
       340,000   Masonite International (b)                            8,769
                 DOOR MANUFACTURER
       450,000   Intrawest                                             7,178
                 OWNER/OPERATOR OF SKI RESORTS
       400,000   Noranda                                               6,856
                 DIVERSIFIED NON-FERROUS METALS MINER
----------------------------------------------------------------------------
                                                                      67,169

                 >AUSTRALIA/NEW ZEALAND: 3.6%

     3,000,000   Billabong International                              17,219
                 SURFWEAR APPAREL MANUFACTURER
     4,000,000   Sky City Entertainment (New Zealand)                 12,114
                 CASINO/ENTERTAINMENT COMPLEX
     2,500,000   Lion Nathan                                          11,778
                 AUSTRALIAN BEER BREWER/DISTRIBUTOR
       350,000   Perpetual Trustees                                   11,429
                 AUSTRALIAN MUTUAL FUND MANAGER
     5,000,000   Pacific Brands (b)                                    9,274
                 DOMINANT AUSTRALIAN APPAREL BRAND MANAGER
----------------------------------------------------------------------------
                                                                      61,814

                 >SOUTH AFRICA: 0.3%

       252,000   Edgars Consolidated Stores                            5,986
                 LEADING RETAIL CONGLOMERATE
----------------------------------------------------------------------------

                                                                 -----------
OTHER: TOTAL                                                         134,969
----------------------------------------------------------------------------
LATIN AMERICA: 3.1%

                 >MEXICO: 1.4%

       660,000   Grupo Aeroportuario                                  12,210
                 MEXICAN AIRPORT AUTHORITY
     3,000,000   Consorcio (b)                                         8,634
                 LOW/MEDIUM INCOME HOUSE BUILDER
       690,000   URBI Desarrollo (b)                                   2,228
                 AFFORDABLE HOUSING BUILDER
----------------------------------------------------------------------------
                                                                      23,072

NUMBER OF SHARES OR
PRINCIPAL AMOUNT (000)                                           VALUE (000)
----------------------------------------------------------------------------

                 >ARGENTINA: 0.8%

       440,000   Tenaris                                         $    14,410
                 STEEL PIPE FOR OIL WELLS & PIPELINES
----------------------------------------------------------------------------

                 >BRAZIL: 0.5%

       517,000   Natura Cosmetics (b)                                  8,315
                 DIRECT SALES OF HIGH-END COSMETICS
----------------------------------------------------------------------------

                 >CHILE: 0.4%

       300,000   CorpBanca (c)                                         7,170
                 CHILE'S 3RD LARGEST LOCAL BANK
----------------------------------------------------------------------------

                                                                 -----------
LATIN AMERICA: TOTAL                                                  52,967

TOTAL COMMON STOCKS AND OTHER                                    -----------
   EQUITY-LIKE SECURITIES: 96.8%                                   1,673,727
                 (COST: $1,193,325)
----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 3.2%
                 Yield 1.17% - 1.22%
                 Due 7/6/04 - 7/7/04
$       30,000   SBC International                                    29,995
        25,000   American General Finance                             24,995
----------------------------------------------------------------------------
                 (AMORTIZED COST: $54,990)                            54,990

                                                                 -----------
TOTAL INVESTMENTS (d): 100.0%                                      1,728,717
                 (COST: $1,248,315) (a)

CASH AND OTHER ASSETS LESS LIABILITIES: 0.0%                            (531)
                                                                 -----------
TOTAL NET ASSETS: 100%                                           $ 1,728,186
============================================================================

--------------------------------------------------------------------------------
>NOTES TO STATEMENT OF INVESTMENTS (IN THOUSANDS)

(a) At June 30, 2004, for federal income tax purpose cost of investments was $1,249,530 and net unrealized appreciation was $479,187 consisting of gross unrealized appreciation of $512,988 and gross unrealized depreciation of $33,801.

(b) Non-income producing security.

(c) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security amounted to $7,170, which represents 0.40% of total net assets.

    Additional information on this security is as follows:



                                             ACQUISITION
SECURITY                                        DATE      SHARES (000)  COST (000)  VALUE (000)
--------                                     -----------  -----------   ----------  -----------
CorpBanca                                     11/19/03            300   $    7,564  $     7,170


(d) On June 30, 2004, the Fund's total investments were denominated in currencies as follows:

    CURRENCY                                        VALUE     % OF NET ASSETS
    -------------                               ------------  ---------------
    Euro                                        $    625,619             36.2%
    Japanese Yen                                     268,898             15.6
    British Pounds                                   198,688             11.5
    US Dollar                                        103,220              5.9
    Hong Kong Dollar                                  88,309              5.1
    Other currencies less than
    5% of total net assets                           443,983             25.7
                                                ------------  ---------------
                                                $  1,728,717            100.0%
                                                ============  ===============

1-800-922-6769

COLUMBIA ACORN INTERNATIONAL
    >PORTFOLIO DIVERSIFICATION (UNAUDITED)

At June 30, 2004, the Fund's portfolio investments as a percent of net assets was diversified as follows:

                                                 VALUE (000)       PERCENT
                                                ------------     -----------

>INDUSTRIAL GOODS/SERVICES

Other Industrial Services                       $    103,277             5.8%
Industrial Materials                                  81,897             4.7
Outsourcing and
    Training Services                                 61,139             3.5
Conglomerates                                         55,262             3.2
Electrical Components                                 49,480             2.9
Construction                                          37,728             2.2
Machinery                                             27,664             1.6
Steel                                                 23,257             1.3
Industrial Distribution                               21,943             1.3
Specialty Chemicals                                   21,909             1.3
----------------------------------------------------------------------------
                                                     480,556            27.8

>CONSUMER GOODS/SERVICES

Retail                                                85,373             4.9
Apparels                                              61,438             3.6
Food                                                  50,213             2.9
Restaurants                                           43,449             2.5
Furniture and Textiles                                40,397             2.3
Durables Goods                                        25,868             1.5
Beverage                                              22,242             1.3
Leisure Products                                      17,955             1.0
Travel                                                17,442             1.0
Casinos                                               13,372             0.8
Other Consumer Services                               12,946             0.8
Consumer Electronics                                  11,323             0.7
Nondurables                                            8,569             0.5
Gaming                                                 7,393             0.4
Other Entertainment                                    7,062             0.4
Consumer Goods Distribution                            5,375             0.3
----------------------------------------------------------------------------
                                                     430,417            24.9

>FINANCE

Banks                                                103,539             6.0
Other Finance Companies                               39,164             2.3
Insurance                                             30,117             1.7
Savings and Loans                                     21,453             1.2
Money Management                                      14,805             0.9
----------------------------------------------------------------------------
                                                     209,078            12.1

                                                 VALUE (000)       PERCENT
                                                ------------     -----------

>INFORMATION TECHNOLOGY

Business Information and
    Marketing Services                          $     34,384             2.0%
Contract Manufacturing                                25,746             1.5
Instrumentation                                       24,825             1.4
Satellite Broadcasting Services                       15,893             0.9
Computer Hardware and
    Related Equipment                                 15,004             0.9
Advertising                                           13,440             0.8
Television Broadcasting                               10,918             0.6
Television Programming                                 9,694             0.6
Business Software                                      9,565             0.5
Semiconductors and
    Related Equipment                                  9,065             0.5
Financial Processors                                   8,246             0.5
Electronics Distribution                               6,671             0.4
----------------------------------------------------------------------------
                                                     183,451            10.6

>HEALTH CARE

Medical Equipment                                     45,784             2.6
Hospital Management                                   33,435             1.9
Services                                              29,882             1.7
Pharmaceuticals                                       20,188             1.2
Hospital/ Laboratory Supplies                         11,359             0.7
Biotechnology/ Drug Delivery                           6,286             0.4
----------------------------------------------------------------------------
                                                     146,934             8.5

>ENERGY/MINERALS

Oil/Gas Producers                                     55,222             3.2
Oil Services                                          29,947             1.7
Agricultural Commodities                              16,828             1.0
Independent Power                                     14,268             0.8
Non-Ferrous Metals                                    10,049             0.6
Mining                                                 6,856             0.4
Refining/Marketing/Distribution                        6,185             0.4
----------------------------------------------------------------------------
                                                     139,355             8.1

>OTHER INDUSTRIES

Transportation                                        51,425             3.0
Real Estate                                           25,360             1.4
Regulated Utilities                                    7,151             0.4
----------------------------------------------------------------------------
                                                      83,936             4.8

TOTAL COMMON STOCKS AND                         ------------     -----------
   OTHER EQUITY-LIKE SECURITIES                    1,673,727            96.8
SHORT-TERM OBLIGATIONS                                54,990             3.2
                                                ------------     -----------
TOTAL INVESTMENTS                                  1,728,717           100.0

CASH AND OTHER ASSETS
   LESS LIABILITIES                                     (531)            0.0

                                                ------------     -----------
NET ASSETS                                      $  1,728,186           100.0%
============================================================================

COLUMBIA ACORN USA
    >MAJOR PORTFOLIO CHANGES IN THE SECOND QUARTER (UNAUDITED)

                                                      NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04

ADDITIONS
----------------------------------------------------------------------------
    INFORMATION

Entravision Communications                                 0         510,000
Unova                                                180,000         260,000
ValueClick                                           140,000         285,000
----------------------------------------------------------------------------
    CONSUMER GOODS/SERVICES

Aeropostale                                          290,500         435,750
Ann Taylor                                            75,000         187,500
(INCLUDES THE EFFECT OF A 3 FOR 2 STOCK SPLIT)
Brookstone                                            12,750         129,900
(INCLUDES THE EFFECT OF A 3 FOR 2 STOCK SPLIT)
HNI                                                        0          40,000
ITT Educational Services                             376,000         396,000
NBTY                                                       0          37,000
Sports Authority                                           0          70,000
Weight Watchers                                            0          60,000
----------------------------------------------------------------------------
    HEALTH CARE

Atherogenics                                               0         260,000
Diagnostic Products                                   66,300         141,300
Lexicon Genetics                                           0         281,200
Ligand Pharmaceuticals                                     0         415,000
Par Pharmaceuticals                                        0         192,000
----------------------------------------------------------------------------
    ENERGY/MINERALS

Chicago Bridge & Iron                                      0         160,000
Clayton Williams Energy                                    0          95,000
Oneok                                                 95,000         245,000
Range Resources                                            0          73,000
----------------------------------------------------------------------------
    INDUSTRIAL GOODS/SERVICES

Genlyte Group                                              0          17,000

                                                      NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04

SALES
----------------------------------------------------------------------------
    INFORMATION

DoubleClick                                          925,600         460,600
Kronos                                               331,650         296,650
Micros Systems                                       347,600         287,600
Telephone & Data Systems                              40,000          10,000
Zebra Technologies                                   186,000         166,000
----------------------------------------------------------------------------
    HEALTH CARE

Applera Celera Genomics                              245,000               0
Enzon                                                311,500               0
Nektar Therapeutics                                  720,000         360,000
----------------------------------------------------------------------------
    INDUSTRIAL GOODS/SERVICES

Insurance Auto Auctions                              206,900          41,900

1-800-922-6769

COLUMBIA ACORN USA
    >STATEMENT OF INVESTMENTS (UNAUDITED), JUNE 30, 2004

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                                                        COMMON STOCKS: 92.0%
----------------------------------------------------------------------------
INFORMATION: 33.9%

                 >BUSINESS/CONSUMER SOFTWARE: 9.9%

       287,600   Micros Systems (b)                              $    13,796
                 INFORMATION SYSTEMS FOR RESTAURANTS & HOTELS
       974,000   JDA Software (b)                                     12,828
                 APPLICATIONS/SOFTWARE & SERVICES FOR RETAILERS
       296,650   Kronos (b)                                           12,222
                 LABOR MANAGEMENT SOLUTIONS
     1,330,000   Novell (b)                                           11,159
                 DIRECTORY, OPERATING SYSTEM & IDENTITY
                 MANAGEMENT SOFTWARE
       473,500   MRO Software (b)                                      6,444
                 ENTERPRISE MAINTENANCE SOFTWARE
       304,991   PeopleSoft (b)                                        5,642
                 HR, ERP, CRM & SUPPLY CHAIN SOFTWARE
       206,000   Group 1 Software (b)                                  4,728
                 ADDRESS VERIFICATION SOFTWARE
       653,200   E.Piphany (b)                                         3,155
                 CRM SOFTWARE
       140,000   SPSS (b)                                              2,516
                 STATISTICAL ANALYSIS SOFTWARE
        64,000   THQ (b)                                               1,466
                 ENTERTAINMENT SOFTWARE
       100,000   Aspect Communications (b)                             1,420
                 CALL CENTER SOFTWARE
        65,000   MAPICS (b)                                              686
                 MID MARKET ERP SOFTWARE
----------------------------------------------------------------------------
                                                                      76,062

                 >COMPUTER HARDWARE/SEMICONDUCTORS/
                 RELATED EQUIPMENT: 6.1%

       166,000   Zebra Technologies (b)                               14,442
                 BAR CODE PRINTERS
       365,300   Integrated Circuit Systems (b)                        9,922
                 SILICON TIMING DEVICES
       424,100   Seachange International (b)                           7,159
                 SYSTEMS FOR VIDEO ON DEMAND & AD INSERTION
       260,000   Unova (b)                                             5,265
                 BARCODE & WIRELESS LAN SYSTEMS
        70,000   Littelfuse (b)                                        2,969
                 LITTLE FUSES
        40,000   Rogers (b)                                            2,796
                 PCB LAMINATES & HIGH PERFORMANCE FOAMS
       200,000   Cable Design Technologies (b)                         2,120
                 NETWORKING & SPECIALTY CABLES
        50,000   Avocent (b)                                           1,837
                 COMPUTER CONTROL SWITCHES
----------------------------------------------------------------------------
                                                                      46,510

                 >MOBILE COMMUNICATIONS: 5.5%

       927,000   Western Wireless (b)                                 26,800
                 RURAL CELLULAR PHONE SERVICES
     1,005,000   Crown Castle International (b)                       14,824
                 COMMUNICATION TOWERS IN USA & UK
        10,000   Telephone & Data Systems                                712
                 CELLULAR & TELEPHONE SERVICES
----------------------------------------------------------------------------
                                                                      42,336

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >TELECOMMUNICATIONS/WIRELINE
                 COMMUNICATIONS: 3.2%

       333,800   Commonwealth Telephone (b)                      $    14,944
                 RURAL PHONE FRANCHISES & CLEC
       480,000   Andrew (b)                                            9,605
                 WIRELESS INFRASTRUCTURE EQUIPMENT
----------------------------------------------------------------------------
                                                                      24,549

                 >BROADCASTING: 2.7%

       315,800   Salem Communications (b)                              8,568
                 RADIO STATIONS FOR RELIGIOUS PROGRAMMING
       695,000   Spanish Broadcasting (b)                              6,470
                 SPANISH LANGUAGE RADIO STATIONS
       510,000   Entravision Communications (b)                        3,917
                 SPANISH LANGUAGE TV, RADIO & OUTDOOR
       138,500   Gray Television                                       1,924
                 MID MARKET AFFILIATED TV STATIONS
----------------------------------------------------------------------------
                                                                      20,879

                 >TRANSACTION PROCESSORS: 1.7%

       211,640   Global Payments                                       9,528
                 CREDIT CARD PROCESSOR
       143,100   Pegasus Systems (b)                                   1,878
                 TRANSACTION PROCESSOR FOR HOTEL INDUSTRY
        80,000   Euronet Worldwide (b)                                 1,850
                 ATM PROCESSOR
----------------------------------------------------------------------------
                                                                      13,256

                 >COMPUTER SERVICES: 1.5%

     1,005,500   AnswerThink Consulting (b)                            5,761
                 IT INTEGRATOR FOR FORTUNE 2000
       786,000   RCM Technologies (b)(c)                               4,990
                 TECHNOLOGY ENGINEERING SERVICES
       200,000   Igate Capital (b)                                       796
                 TECHNOLOGY STAFFING SERVICES
----------------------------------------------------------------------------
                                                                      11,547

                 >INTERNET: 0.9%

       460,600   DoubleClick (b)                                       3,579
                 INTERNET ADVERTISING & DIRECT MARKETING STATISTICAL DATA
       285,000   ValueClick (b)                                        3,414
                 INTERNET ADVERTISING
----------------------------------------------------------------------------
                                                                       6,993

                 >BUSINESS INFORMATION/MARKETING
                 SERVICES/PUBLISHING: 0.8%

       102,800   Getty Images (b)                                      6,168
                 PHOTOGRAPHS FOR PUBLICATIONS & ELECTRONIC MEDIA
----------------------------------------------------------------------------

                 >TELEVISION PROGRAMMING: 0.6%

       600,000   Mediacom Communications (b)                           4,692
                 CABLE TELEVISION FRANCHISES
----------------------------------------------------------------------------

                 >TELECOMMUNICATION EQUIPMENT: 0.4%

       300,000   Symmetricom (b)                                       2,670
                 NETWORK TIMING & SYNCHRONIZATION DEVICES
----------------------------------------------------------------------------

                 >INSTRUMENTATION: 0.3%

        90,000   Trimble Navigation (b)                                2,501
                 GPS-BASED INSTRUMENTS
----------------------------------------------------------------------------

COLUMBIA ACORN USA
    >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >CONTRACT MANUFACTURING: 0.3%

       140,000   Plexus (b)                                      $     1,890
                 ELECTRONIC MANUFACTURING SERVICES
----------------------------------------------------------------------------

                                                                 -----------
                 INFORMATION: TOTAL                                  260,053
----------------------------------------------------------------------------
CONSUMER GOODS/SERVICES: 15.4%

                 >RETAIL: 7.0%

       435,750   Aeropostale (b)                                      11,726
                 MALL BASED TEEN RETAILER
       116,600   Urban Outfitters (b)                                  7,102
                 MULTI CHANNEL LIFESTYLE RETAILER
       343,750   Christopher & Banks                                   6,088
                 WOMEN'S APPAREL RETAILER
       187,500   Ann Taylor (b)                                        5,434
                 WOMEN'S APPAREL RETAILER
       710,000   Winn Dixie Stores                                     5,112
                 SUPERMARKETS IN THE SOUTHEAST US
       130,000   Abercrombie & Fitch                                   5,037
                 TEEN APPAREL RETAILER
        95,000   Petco Animal Supplies (b)                             3,060
                 PET SUPPLIES & SERVICES
        50,000   Michaels Stores                                       2,750
                 CRAFT & HOBBY SPECIALTY RETAILER
       129,900   Brookstone (b)                                        2,604
                 SPECIALTY CONSUMER PRODUCT RETAILER
        70,000   Sports Authority (b)                                  2,513
                 SPORTING GOODS STORES
        95,000   Genesco (b)                                           2,245
                 MULTI-CONCEPT BRANDED FOOTWEAR RETAILER
----------------------------------------------------------------------------
                                                                      53,671

                 >CONSUMER SERVICES: 4.0%

       396,000   ITT Educational Services (b)                         15,056
                 TECHNOLOGY-ORIENTED POST SECONDARY DEGREE PROGRAMS
       435,000   Coinstar (b)                                          9,557
                 OWNER/OPERATOR OF COIN COUNTING MACHINES
       181,700   Central Parking                                       3,396
                 OWNER, OPERATOR & MANAGER OF PARKING LOTS & GARAGES
        60,000   Weight Watchers                                       2,348
                 WEIGHT LOSS PROGRAMS
----------------------------------------------------------------------------
                                                                      30,357

                 >NONDURABLES: 1.4%

       167,200   Scotts Company (b)                                   10,681
                 CONSUMER LAWN & GARDEN PRODUCTS
----------------------------------------------------------------------------

                 >APPAREL: 1.2%

       197,600   Steven Madden (b)                                     3,946
                 WHOLESALER/RETAILER OF FASHION FOOTWEAR
        64,000   Coach (b)                                             2,892
                 DESIGNER & RETAILER OF BRANDED LEATHER ACCESSORIES
        59,200   Oxford Industries                                     2,579
                 BRANDED & PRIVATE LABEL APPAREL
----------------------------------------------------------------------------
                                                                       9,417
                 >FURNITURE: 1.0%

        85,000   Herman Miller                                         2,460
                 OFFICE FURNITURE

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

        30,000   American Woodmark                               $     1,795
                 KITCHEN CABINETS
        40,000   HNI                                                   1,693
                 OFFICE FURNITURE & FIREPLACES
        20,000   Mohawk Industries (b)                                 1,467
                 CARPET & FLOORING
----------------------------------------------------------------------------
                                                                       7,415

                 >ENTERTAINMENT/LEISURE PRODUCTS: 0.7%

        91,300   International Speedway Motors                         4,441
                 LARGEST MOTORSPORT RACETRACK OWNER & OPERATOR
        50,000   Leapfrog Enterprises (b)                                994
                 EDUCATIONAL TOYS
----------------------------------------------------------------------------
                                                                       5,435
                 >FOOD & BEVERAGES: 0.1%

        37,000   NBTY (b)                                              1,087
                 VITAMINS & SUPPLEMENTS
----------------------------------------------------------------------------

                                                                 -----------
CONSUMER GOODS/SERVICES: TOTAL                                       118,063
----------------------------------------------------------------------------
HEALTH CARE: 15.1%

                 >MEDICAL EQUIPMENT: 6.5%

       573,000   Edwards Lifesciences (b)                             19,970
                 HEART VALVES
       415,000   Ligand Pharmaceuticals (b)                            7,213
                 DRUGS FOR PAIN, CANCER, OSTEOPOROSIS, & DIABETES
       141,300   Diagnostic Products                                   6,209
                 IMMUNODIAGNOSTIC KITS
       220,000   Viasys Healthcare (b)                                 4,600
                 RESPIRATORY & NEUROLOGY MEDICAL EQUIPMENT
       170,600   VISX (b)                                              4,558
                 LASER EYE SURGERY
       111,700   ICU Medical (b)                                       3,745
                 INTRAVENOUS THERAPY PRODUCTS
       245,000   CTI Molecular Imaging (b)                             3,474
                 MEDICAL DIAGNOSTIC DEVICES
----------------------------------------------------------------------------
                                                                      49,769
                 >SERVICES: 4.3%

       744,000   First Health (b)                                     11,614
                 PPO NETWORK
       423,800   NDCHealth Group                                       9,832
                 HEALTH CLAIMS PROCESSING & DRUG MARKETING SERVICES
       246,800   Lincare Holdings (b)                                  8,110
                 HOME HEALTH CARE SERVICES
        40,000   Charles River Laboratories (b)                        1,955
                 PHARMACEUTICAL RESEARCH
       100,000   Dendrite International (b)                            1,858
                 SOFTWARE FOR PHARMACEUTICAL SALES FORCE
----------------------------------------------------------------------------
                                                                      33,369

                 >BIOTECHNOLOGY/DRUG DELIVERY: 3.0%

       360,000   Nektar Therapeutics (b)                               7,186
                 DRUG DELIVERY TECHNOLOGIES
       192,000   Par Pharmaceuticals (b)                               6,760
                 GENERICS
       260,000   Atherogenics (b)                                      4,948
                 DRUGS FOR ATHEROSCLEROSIS, RHEUMATOID ARTHRITIS, ASTHMA

1-800-922-6769

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >BIOTECHNOLOGY/DRUG DELIVERY--CONTINUED

       281,200   Lexicon Genetics (b)                            $     2,205
                 DRUG DISCOVERY
       154,000   SYRRX, Series C (b)(d)                                  770
                 X-RAY CRYSTALLOGRAPHY
       375,000   Locus Discovery, Series D, Pfd. (b)(d)                  750
                 HIGH THROUGHPUT RATIONAL DRUG DESIGN
        75,000   Bioveris (b)                                            624
                 IMMUNODIAGNOSTIC TECHNOLOGY
       363,636   Metabolex, Series F (b)(d)                               53
                 DRUGS FOR DIABETES
----------------------------------------------------------------------------
                                                                      23,296

                 >MEDICAL SUPPLIES: 1.3%

       222,800   Techne (b)                                            9,681
                 CYTOKINES, ANTIBODIES, OTHER REAGENTS FOR LIFE SCIENCES
----------------------------------------------------------------------------

                                                                 -----------
HEALTH CARE: TOTAL                                                   116,115
----------------------------------------------------------------------------
ENERGY/MINERALS: 10.3%

                 >OIL & GAS PRODUCERS: 4.6%

       305,000   Quicksilver (b)                                      20,456
                 NATURAL GAS & COAL SEAM GAS PRODUCER
       272,000   Western Gas                                           8,835
                 OIL & COAL SEAM GAS PRODUCER
        82,100   Southwestern Energy (b)                               2,354
                 NATURAL GAS PRODUCER
        95,000   Clayton Williams Energy (b)                           2,270
                 OIL & GAS PRODUCER
        73,000   Range Resources                                       1,066
                 OIL & GAS PRODUCER
        43,300   McMoRan Exploration (b)                                 675
                 NATURAL GAS PRODUCERS & LNG DEVELOPER
----------------------------------------------------------------------------
                                                                      35,656

                 >OIL SERVICES: 3.6%

       401,700   FMC Technologies (b)                                 11,569
                 OIL & GAS WELL HEAD MANUFACTURER
       941,000   Newpark Resources (b)                                 5,834
                 DRILLING FLUID SERVICES TO OIL & GAS INDUSTRY
       160,000   Chicago Bridge & Iron                                 4,456
                 ENGINEERING & CONSTRUCTION FOR PETROCHEMICALS & LNG
        61,000   Carbo Ceramics                                        4,163
                 NATURAL GAS WELL STIMULANTS
       135,000   Key Energy Services (b)                               1,274
                 OIL & GAS WELL WORKOVER SERVICES
----------------------------------------------------------------------------
                                                                      27,296

                 >DISTRIBUTION/MARKETING/REFINING: 2.1%

       115,600   Equitable Resources                                   5,978
                 NATURAL GAS UTILITY & PRODUCER
       245,000   Oneok                                                 5,388
                 NATURAL GAS UTILITY, MARKETING & PROCESSING
       193,000   Atmos Energy                                          4,941
                 NATURAL GAS UTILITY
----------------------------------------------------------------------------
                                                                      16,307
                                                                 -----------
ENERGY/MINERALS: TOTAL                                                79,259

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

FINANCE: 9.8%

                 >FINANCE COMPANIES: 4.0%

     1,091,500   AmeriCredit (b)                                 $    21,317
                 AUTO LENDING
       520,200   World Acceptance (b)                                  9,535
                 PERSONAL LOANS
----------------------------------------------------------------------------
                                                                      30,852

                 >INSURANCE: 2.9%

       430,000   HCC Insurance Holdings                               14,367
                 AVIATION INSURANCE
        16,500   Markel (b)                                            4,579
                 SPECIALTY INSURANCE
        35,000   Philadelphia Consolidated Holding (b)                 2,102
                 SPECIALTY INSURANCE
        91,000   United National Group (b)                             1,375
                 SPECIALTY INSURANCE
----------------------------------------------------------------------------
                                                                      22,423

                 >BANKS: 1.7%

       131,500   TCF Financial                                         7,634
                 GREAT LAKES BANK
       158,125   Chittenden                                            5,558
                 VERMONT & WEST MASSACHUSETTS BANK
----------------------------------------------------------------------------
                                                                      13,192

                 >SAVINGS & LOAN: 1.2%

       110,000   Downey Financial                                      5,857
                 CALIFORNIA HOME LENDER
       116,400   Anchor Bancorp Wisconsin                              3,078
                 WISCONSIN THRIFT
----------------------------------------------------------------------------
                                                                       8,935
                                                                 -----------
FINANCE: TOTAL                                                        75,402
----------------------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES: 6.7%

                 >MACHINERY: 3.3%

       282,000   Esco Technologies (b)                                15,047
                 FILTRATION & TEST EQUIPMENT
       194,000   Pentair                                               6,526
                 PUMPS, WATER TREATMENT & TOOLS
       110,000   Ametek                                                3,399
                 AEROSPACE/INDUSTRIAL INSTRUMENTS
----------------------------------------------------------------------------
                                                                      24,972

                 >LOGISTICS: 1.3%

       286,000   Hub Group (b)                                         9,753
                 TRUCK & RAIL FREIGHT FORWARDER
----------------------------------------------------------------------------

                 >WATER: 0.9%

       134,000   Cuno (b)                                              7,149
                 FILTRATION & FLUIDS CLARIFICATION
----------------------------------------------------------------------------

                 >INDUSTRIAL SERVICES: 0.3%

        95,000   Clark/Bardes Consulting (b)                           1,762
                 EXECUTIVE COMPENSATION & BENEFITS CONSULTING
        41,900   Insurance Auto Auctions (b)                             712
                 AUTO SALVAGE SERVICES
----------------------------------------------------------------------------
                                                                       2,474

COLUMBIA ACORN USA
    >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >SPECIALTY CHEMICALS/INDUSTRIAL
                 MATERIALS: 0.3%

        95,000   Spartech                                        $     2,464
                 PLASTICS DISTRIBUTION & COMPOUNDING
----------------------------------------------------------------------------

                 >INDUSTRIAL DISTRIBUTION: 0.3%

       100,000   Nuco2 (b)                                             1,970
                 BULK CO2 GAS DISTRIBUTION TO RESTAURANTS
----------------------------------------------------------------------------

                 >CONSTRUCTION: 0.2%

        45,000   Florida Rock Industries                               1,898
                 CONCRETE & AGGREGATES
----------------------------------------------------------------------------

                 >INDUSTRIAL GOODS: 0.1%

        17,000   Genlyte Group (b)                                     1,069
                 COMMERCIAL LIGHTING FIXTURES
----------------------------------------------------------------------------

                                                                 -----------
INDUSTRIAL GOODS/SERVICES: TOTAL                                      51,749
----------------------------------------------------------------------------
OTHER INDUSTRIES: 0.8%

                 >REAL ESTATE: 0.6%

        47,000   The Rouse Company                                     2,232
                 REGIONAL SHOPPING MALLS
       100,000   Crescent Real Estate Equities                         1,612
                 CLASS A OFFICE BUILDINGS
        35,000   Highland Hospitality (b)                                352
                 HOTEL REAL ESTATE INVESTMENT TRUST
----------------------------------------------------------------------------
                                                                       4,196

                 >REGULATED UTILITIES: 0.2%

        90,000   Northeast Utilities                                   1,752
                 REGULATED ELECTRIC UTILITY
----------------------------------------------------------------------------

                                                                 -----------
OTHER INDUSTRIES: TOTAL                                                5,948

                                                                 -----------
TOTAL COMMON STOCKS: 92.0%                                           706,589
                 (COST: $486,876)

PRINCIPAL AMOUNT (000)                                           VALUE (000)
----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 8.0%

                 Yield 1.12% - 1.17%
                 Due 7/6/04 - 7/7/04
$       20,000   SBC International                               $    19,997
        20,000   Prudential Funding                                   19,996
        21,514   Repurchase Agreement with
                   State Street Bank & Trust
                   Dated 6/30/04, Due 7/01/04
                   at 1.30% Collateralized by
                   Federal Home Loan Mortgage
                   Corporation Notes, Maturing
                   2/15/05, Market Value $21,945
                   (Repurchase proceeds: $21,515)                     21,514
----------------------------------------------------------------------------
                 (AMORTIZED COST: $61,507)                            61,507

                                                                 -----------
TOTAL INVESTMENTS: 100.0%                                            768,096
                 (COST: $548,383) (a)

CASH AND OTHER ASSETS LESS LIABILITIES: 0.0%                            (180)
                                                                 -----------
TOTAL NET ASSETS: 100%                                           $   767,916
============================================================================

1-800-922-6769

--------------------------------------------------------------------------------
>NOTES TO STATEMENT OF INVESTMENTS (IN THOUSANDS)

(a) At June 30, 2004, for federal income tax purposes cost of investments was the same and net unrealized appreciation was $219,713 consisting of gross unrealized appreciation of $242,584 and gross unrealized depreciation of $22,871.

(b) Non-income producing security.

(c) An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting securities. On June 30, 2004, the Fund held five percent or more of the outstanding voting securities of the following company:

    RCM Technologies                 6.95%

    The aggregate cost and value of this company at June 30, 2004, was $5,636 and $4,990 respectively. Investments in affiliate companies represent 0.65% of total net assets at June 30, 2004. Investment activity and income amounts relating to affiliates during the six months ended June 30, 2004 were as follows:

             Dividend Income                           $       --
             Net realized gain or loss                 $   (3,800)
             Change in unrealized gain or loss         $   (2,712)

             Purchases                                 $       --
             Proceeds from sales                       $      562

(d) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At June 30, 2004, these securities amounted to $1,573, which represents 0.20% of total net assets.

    Additional information on these securities is as follows:



                                           ACQUISITION
SECURITY                                      DATES      SHARES (000)    COST (000)  VALUE (000)
--------                                   -----------   ------------    ----------  ----------
SYRRX, Series C                              01/08/01            154    $     1,101  $      770
Locus Discovery, Series D, Pfd.              09/05/01            375          1,500         750
Metabolex, Series F                          05/11/00            364          2,000          53
                                                                        -----------  ----------
                                                                        $     4,601  $    1,573
                                                                        ===========  ==========

COLUMBIA ACORN INTERNATIONAL SELECT
    >MAJOR PORTFOLIO CHANGES IN THE SECOND QUARTER (UNAUDITED)

                                                      NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04

ADDITIONS
----------------------------------------------------------------------------
    EUROPE

>UNITED KINGDOM

British Sky Broadcasting                              35,000          70,000
Exel                                                  80,000         135,000

>CZECH REPUBLIC

Komercni Banka                                             0          12,000

----------------------------------------------------------------------------
    ASIA

>JAPAN

Daito Trust Construction                              26,100          38,000
Olympus Optical                                            0          23,000
Sugi Pharmacy                                         23,000          32,300
Uni-Charm                                             20,500          25,100

----------------------------------------------------------------------------
    OTHER COUNTRIES

>CANADA

Kinross Gold                                               0          80,000

----------------------------------------------------------------------------
    LATIN AMERICA

>ARGENTINA

Tenaris                                               19,200          39,200

                                                      NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04

SALES
----------------------------------------------------------------------------
    EUROPE

>UNITED KINGDOM

BG Group                                             350,000         270,000

>FRANCE

Essilor International                                 18,000          12,000
Neopost                                               33,600          25,100

>SWEDEN
Gambro                                                58,000               0

----------------------------------------------------------------------------
    ASIA

>JAPAN

Fast Retailing                                        19,500          11,500
Nidec                                                 12,900               0
USS                                                   11,700               0


>HONG KONG/CHINA

Esprit Holdings                                      200,000               0
Sinotrans (China)                                  2,000,000               0


----------------------------------------------------------------------------
    OTHER COUNTRIES

>CANADA

Power Financial                                       20,000               0
Talisman Energy                                       72,000          52,000
(INCLUDES THE EFFECT OF A 3 FOR 1 STOCK SPLIT)

1-800-922-6769

COLUMBIA ACORN INTERNATIONAL SELECT
    >STATEMENT OF INVESTMENTS (UNAUDITED) JUNE 30, 2004

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                                                        COMMON STOCKS: 96.8%
----------------------------------------------------------------------------
EUROPE: 56.3%

                 >UNITED KINGDOM/IRELAND: 29.7%

       161,486   Anglo Irish Bank (Ireland)                      $     2,530
                 SMALL BUSINESS & MIDDLE MARKET BANKING
       135,000   Exel                                                  1,882
                 GLOBAL LOGISTICS & FREIGHT FORWARDING
       270,000   BG Group                                              1,667
                 OIL & GAS PRODUCER
        88,000   Depfa Bank (Ireland)                                  1,285
                 INTERNATIONAL PUBLIC SECTOR FINANCE
        40,000   Cobham                                                1,015
                 AEROSPACE
       120,000   Grafton Group (Ireland)                                 957
                 BUILDERS, WHOLESALERS & DIY RETAILING
        70,000   British Sky Broadcasting (b)                            792
                 DIGITAL SATELLITE BROADCASTING
       100,000   Jardine Lloyd Thompson                                  745
                 BUSINESS INSURANCE BROKER
       120,000   Compass Group                                           735
                 INTERNATIONAL CONCESSION & CONTRACT CATERER
        75,000   Burberry                                                557
                 APPAREL RETAILER
        25,000   Kerry (Ireland)                                         530
                 FOOD INGREDIENTS
        46,000   Smith & Nephew                                          496
                 MEDICAL EQUIPMENT & SUPPLIES
        15,400   Rank Group                                               84
                 GAMING & MEDIA SERVICES
----------------------------------------------------------------------------
                                                                      13,275

                 >SWITZERLAND: 7.2%

         4,000   Schindler                                             1,149
                 ELEVATOR MANUFACTURER & SERVICE PROVIDER
         7,000   Swatch Group                                            913
                 WATCH & ELECTRONICS MANUFACTURER
         1,000   Givaudan                                                580
                 INDUSTRIAL FRAGRANCES & FLAVORS
         5,000   Synthes-Stratec                                         570
                 PRODUCTS FOR ORTHOPEDIC SURGERY
----------------------------------------------------------------------------
                                                                       3,212

                 >FRANCE: 6.1%

        25,100   Neopost                                               1,485
                 POSTAGE METERS
        12,000   Essilor International                                   784
                 EYEGLASS LENSES
         8,000   Imerys                                                  466
                 INDUSTRIAL MINERALS PRODUCER
----------------------------------------------------------------------------
                                                                       2,735

                 >NORWAY: 3.2%

       209,500   Den Norske Bank                                       1,429
                 LARGEST NORWEGIAN BANK
----------------------------------------------------------------------------

                 >CZECH REPUBLIC: 3.0%

        12,000   Komercni Banka                                        1,346
                 LEADING CZECH UNIVERSAL BANK
----------------------------------------------------------------------------

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >GERMANY: 2.5%

        20,000   Rhoen-Klinikum                                  $     1,099
                 HOSPITAL MANAGEMENT
----------------------------------------------------------------------------

                 >SPAIN: 1.8%

        43,000   Red Electrica                                           732
                 SPANISH POWER GRID
         6,000   Gestevis Telecino (b)                                    90
                 SPAIN'S SECOND LARGEST BROADCASTER
----------------------------------------------------------------------------
                                                                         822

                 >LUXEMBOURG: 1.7%

        90,000   SES Global                                              761
                 SATELLITE BROADCASTING SERVICES
----------------------------------------------------------------------------

                 >ITALY: 1.1%

        34,000   Autogrill (b)                                           482
                 RESTAURANTS & CATERING FOR TRAVELERS
----------------------------------------------------------------------------

                                                                 -----------
EUROPE: TOTAL                                                         25,161
----------------------------------------------------------------------------
ASIA: 29.4%
                 >JAPAN: 25.8%

         9,700   Funai Electric                                        1,464
                 CONSUMER ELECTRONICS
        38,000   Daito Trust Construction                              1,461
                 APARTMENT BUILDER
        32,300   Sugi Pharmacy                                         1,322
                 DRUGSTORES
        12,400   Hoya                                                  1,301
                 OPTO-ELECTRICAL COMPONENTS & EYEGLASS LENSES
        71,000   Ushio                                                 1,285
                 INDUSTRIAL LIGHT SOURCES
        25,100   Uni-Charm                                             1,251
                 INFANT HYGIENE & FEMININE CARE PRODUCTS
        51,500   Shimano                                               1,225
                 BICYCLE COMPONENTS & FISHING TACKLE
        11,500   Fast Retailing                                          934
                 APPAREL RETAILER
           310   Dentsu                                                  801
                 ADVERTISING AGENCY
        23,000   Olympus Optical                                         436
                 MEDICAL EQUIPMENT & CAMERAS
        11,000   Hiroshima Bank                                           59
                 REGIONAL BANK
----------------------------------------------------------------------------
                                                                      11,539

                 >SINGAPORE: 2.0%

        83,000   Venture                                                 873
                 ELECTRONIC CONTRACT MANUFACTURER
----------------------------------------------------------------------------

                 >HONG KONG: 1.6%

       500,000   Li & Fung                                               733
                 SOURCING OF CONSUMER GOODS
----------------------------------------------------------------------------

                                                                 -----------
ASIA: TOTAL                                                           13,145

COLUMBIA ACORN INTERNATIONAL SELECT
    >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------
OTHER COUNTRIES: 8.2%

                 >CANADA: 5.5%

        52,000   Talisman Energy                                 $     1,131
                 OIL & GAS PRODUCER
        50,000   Noranda                                                 857
                 DIVERSIFIED NON-FERROUS METALS MINER
        80,000   Kinross Gold (b)                                        444
                 GOLD MINING
----------------------------------------------------------------------------
                                                                       2,432

                 >AUSTRALIA: 2.7%

       260,000   Lion Nathan                                           1,225
                 BEER BREWER/DISTRIBUTOR
----------------------------------------------------------------------------

                                                                 -----------
OTHER COUNTRIES: TOTAL                                                 3,657
----------------------------------------------------------------------------
LATIN AMERICA: 2.9%

                 >ARGENTINA: 2.9%

        39,200   Tenaris                                               1,284
                 STEEL PIPE FOR OIL WELLS & PIPELINES
----------------------------------------------------------------------------

                                                                 -----------
LATIN AMERICA: TOTAL                                                   1,284

                                                                 -----------
TOTAL COMMON STOCKS: 96.8%                                            43,247
                 (COST: $32,172)

PRINCIPAL AMOUNT (000)                                           VALUE (000)
----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 3.7%

        $1,663   Repurchase Agreement with
                   State Street Bank & Trust
                   Dated 6/30/04, Due 7/01/04
                   at 1.30% Collateralized by
                   Federal Home Loan Mortgage
                   Corporation Notes, Maturing
                   2/15/05, Market Value $1,698
                   (Repurchase proceeds: $1,663)                 $     1,663
----------------------------------------------------------------------------
                 (COST: $1,663)                                        1,663

                                                                 -----------
TOTAL INVESTMENTS (c): 100.5%                                         44,910
                 (COST: $33,835) (a)


CASH AND OTHER ASSETS LESS LIABILITIES: (0.5%)                          (208)
                                                                 -----------
TOTAL NET ASSETS: 100%                                           $    44,702
============================================================================

----------------------------------------------------------------------------
>NOTES TO STATEMENT OF INVESTMENTS (IN THOUSANDS)

(a) At June 30, 2004, for federal income tax purpose cost of investments was the same and net unrealized appreciation was $11,075 consisting of gross unrealized appreciation of $11,840 and gross unrealized depreciation of $765.

(b) Non-income producing security.

(c) On June 30, 2004, the Fund's total investments were denominated in currencies as follows:

    CURRENCY                         VALUE       % OF NET ASSETS
    --------------------          ------------   ---------------
    Japanese Yen                  $     11,539              25.8%
    Euro                                11,201              25.1
    British Pounds                       7,974              17.8
    Swiss Franc                          3,212               7.2
    US Dollar                            2,946               6.6
    Canadian Dollar                      2,432               5.5
    Other currencies less
      than 5% of total
      net assets                         5,606              12.5
                                  ------------   ---------------
                                  $     44,910             100.5%
                                  ============   ===============

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


COLUMBIA ACORN INTERNATIONAL SELECT
    >PORTFOLIO DIVERSIFICATION (UNAUDITED)

At June 30, 2004, the Fund's portfolio investments as a percent of net assets was diversified as follows:

                                                 VALUE (000)       PERCENT
----------------------------------------------------------------------------

>INDUSTRIAL GOODS/SERVICES

Other Industrial Services                       $      3,031             6.8%
Electrical Components                                  2,300             5.2
Machinery                                              1,485             3.3
Construction                                           1,461             3.3
Steel                                                  1,284             2.9
Industrial Distribution                                  957             2.1
Outsourcing and Training Services                        733             1.6
Specialty Chemicals                                      580             1.3
Industrial Materials                                     466             1.0
----------------------------------------------------------------------------
                                                      12,297            27.5

>CONSUMER GOODS/SERVICES

Retail                                                 2,813             6.3
Durable Goods                                          2,138             4.8
Consumer Electronics                                   1,464             3.3
Nondurables                                            1,251             2.8
Beverage                                               1,225             2.7
Restaurants                                            1,217             2.7
Food                                                     530             1.2
Casinos                                                   84             0.2
----------------------------------------------------------------------------
                                                      10,722            24.0

>FINANCE

Banks                                                  6,649            14.9
Insurance                                                745             1.7
----------------------------------------------------------------------------
                                                       7,394            16.6

                                                 VALUE (000)       PERCENT
----------------------------------------------------------------------------

>INFORMATION TECHNOLOGY

Semiconductors and
    Related Equipment                           $      1,301             2.9%
Television Broadcasting                                  882             2.0
Contract Manufacturing                                   873             1.9
Advertising                                              801             1.8
Satellite Broadcasting Services                          761             1.7
----------------------------------------------------------------------------
                                                       4,618            10.3

>ENERGY/MINERALS

Oil/Gas Producers                                      2,798             6.3
Mining                                                   857             1.9
Non-Ferrous Metals                                       444             1.0
----------------------------------------------------------------------------
                                                       4,099             9.2

>HEALTH CARE

Medical Equipment                                      2,286             5.1
Hospital Management                                    1,099             2.5
----------------------------------------------------------------------------
                                                       3,385             7.6

>OTHER INDUSTRIES

Regulated Utilities                                      732             1.6
----------------------------------------------------------------------------
                                                         732             1.6
                                                ------------     -----------

TOTAL COMMON STOCKS                                   43,247            96.8

SHORT-TERM OBLIGATIONS                                 1,663             3.7
                                                ------------     -----------
TOTAL INVESTMENTS                                     44,910           100.5

CASH AND OTHER ASSETS
   LESS LIABILITIES                                     (208)           (0.5)
                                                ------------     -----------
NET ASSETS                                      $     44,702           100.0%
============================================================================

COLUMBIA ACORN SELECT
    >MAJOR PORTFOLIO CHANGES IN THE SECOND QUARTER (UNAUDITED)

                                                      NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04

ADDITIONS
----------------------------------------------------------------------------
    INFORMATION

McAfee                                             2,200,000       2,750,000
PeopleSoft                                         1,800,000       2,135,000
Skillsoft Publishing                                       0       2,063,700
Tellabs                                                    0       3,400,000

----------------------------------------------------------------------------
    CONSUMER GOODS/SERVICES

Abercrombie & Fitch                                  660,000         855,000
Safeway                                            1,050,000       1,500,000

----------------------------------------------------------------------------
    FINANCE

SEI Investments                                      600,000         729,500

----------------------------------------------------------------------------
    HEALTH CARE

Lincare Holdings                                     660,000         835,000

                                                      NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04

SALES
----------------------------------------------------------------------------
    CONSUMER GOODS/SERVICES

Weight Watchers                                    1,040,000         728,000

----------------------------------------------------------------------------
    FINANCE

TCF Financial                                      1,160,000         985,000

----------------------------------------------------------------------------
    HEALTH CARE

Guidant                                              355,000               0

----------------------------------------------------------------------------
    INDUSTRIAL GOODS/SERVICES

EXPEDITORS INTERNATIONAL OF
  WASHINGTON                                         720,000         620,000

1-800-922-6769

COLUMBIA ACORN SELECT
    >STATEMENT OF INEVESTMENTS (UNAUDITED) JUNE 30, 2004

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                                                        COMMON STOCKS: 90.5%
----------------------------------------------------------------------------
INFORMATION: 34.0%

                 >BUSINESS SOFTWARE: 12.8%

     2,750,000   McAfee (b)                                      $    49,858
                 SECURITY SOFTWARE & SERVICES
     2,135,000   PeopleSoft (b)                                       39,498
                 HR, ERP, CRM & SUPPLY CHAIN SOFTWARE
     1,300,000   Synopsys (b)                                         36,959
                 SOFTWARE FOR DESIGNING SEMICONDUCTOR CHIPS
----------------------------------------------------------------------------
                                                                     126,315

                 >BUSINESS INFORMATION: 6.1%

       470,000   Moody's                                              30,390
                 CREDIT RATING SERVICE
       900,000   Fair Isaac                                           30,042
                 CREDIT SCORING & DECISION ANALYTIC SOFTWARE
----------------------------------------------------------------------------
                                                                      60,432

                 >ADVERTISING: 3.8%

     2,700,000   Interpublic Group (b)                                37,071
                 ADVERTISING
----------------------------------------------------------------------------

                 >INSTRUMENTATION: 3.4%

     1,000,000   Tektronix                                            34,020
                 ANALYTICAL INSTRUMENTS
----------------------------------------------------------------------------

                 >CONSUMER SOFTWARE: 3.3%

       600,000   Electronic Arts (b)                                  32,730
                 ENTERTAINMENT SOFTWARE
----------------------------------------------------------------------------

                 >TELECOMMUNICATION EQUIPMENT: 3.0%

     3,400,000   Tellabs (b)                                          29,716
                 TELECOMMUNICATIONS & CABLE EQUIPMENT
----------------------------------------------------------------------------

                 >INTERNET: 1.6%

     2,063,700   Skillsoft Publishing (b)                             15,684
                 PROVIDER OF WEB-BASED LEARNING SOLUTIONS (E-LEARNING)
----------------------------------------------------------------------------

                                                                 -----------
INFORMATION: TOTAL                                                   335,968
----------------------------------------------------------------------------
CONSUMER GOODS/SERVICES: 32.8%

                 >RETAIL: 10.3%

     1,500,000   Safeway (b)                                          38,010
                 RETAIL FOOD & DRUG STORES
       855,000   Abercrombie & Fitch                                  33,131
                 TEEN APPAREL RETAILER
       750,000   Costco                                               30,802
                 WAREHOUSE SUPERSTORES
----------------------------------------------------------------------------
                                                                     101,943

                 >CONSUMER SERVICES: 7.7%

     1,250,000   ITT Educational Services (b)                         47,525
                 TECHNOLOGY-ORIENTED POST SECONDARY DEGREE PROGRAMS
       728,000   Weight Watchers (b)                                  28,494
                 WEIGHT LOSS PROGRAMS
----------------------------------------------------------------------------
                                                                      76,019


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >FURNITURE & MANUFACTURERS: 6.3%

     1,160,000   Herman Miller                                   $    33,570
                 OFFICE FURNITURE
       630,000   Coach (b)                                            28,470
                 DESIGNER & RETAILER OF BRANDED LEATHER ACCESSORIES
----------------------------------------------------------------------------
                                                                      62,040

                 >LEISURE VEHICLES: 6.3%

     1,000,000   Harley-Davidson                                      61,940
                 MOTORCYCLES & RELATED MERCHANDISE
----------------------------------------------------------------------------

                 >ENTERTAINMENT: 2.2%

       460,000   International Speedway Motors                        22,374
                 LARGEST MOTORSPORT RACETRACK OWNER & OPERATOR
----------------------------------------------------------------------------

                                                                 -----------
CONSUMER GOODS/SERVICES: TOTAL                                       324,316
----------------------------------------------------------------------------
FINANCE: 13.5%

                 >BANKS: 8.0%

       985,000   TCF Financial                                        57,179
                 GREAT LAKES BANK
       750,000   Associated Banc-Corp                                 22,223
                 MIDWEST BANK
----------------------------------------------------------------------------
                                                                      79,402
                 >INSURANCE: 3.4%

       120,000   Markel (b)                                           33,300
                 SPECIALTY INSURANCE
----------------------------------------------------------------------------

                 >MONEY MANAGEMENT: 2.1%

       729,500   SEI Investments                                      21,185
                 MUTUAL FUND ADMINISTRATION & INVESTMENT MANAGEMENT
----------------------------------------------------------------------------

                                                                 -----------
FINANCE: TOTAL                                                       133,887
----------------------------------------------------------------------------
HEALTH CARE: 7.1%

                 >SERVICES: 7.1%

     2,750,000   First Health (b)                                     42,928
                 PPO NETWORK
       835,000   Lincare Holdings (b)                                 27,438
                 HOME HEALTH CARE SERVICES
----------------------------------------------------------------------------
                                                                      70,366
                                                                 -----------
HEALTH CARE: TOTAL                                                    70,366
----------------------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES: 3.1%

                 >LOGISTICS: 3.1%

       620,000   Expeditors International of
                 Washington                                           30,634
                 INTERNATIONAL FREIGHT FORWARDER
                                                                 -----------
INDUSTRIAL GOODS/SERVICES: TOTAL                                      30,634

                                                                 -----------
TOTAL COMMON STOCKS: 90.5%                                           895,171
                 (COST: $768,527)

COLUMBIA ACORN SELECT
    >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

PRINCIPAL AMOUNT (000)                                           VALUE (000)
----------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS: 9.6%

                 Yield 1.00% - 1.30%
                 Due 7/1/04 - 7/8/04
$       35,000   Virginia Electric                               $    34,991
        30,000   Prudential Funding                                   29,999
        25,000   Coca Cola Enterprises                                25,000
         4,668   Repurchase Agreement with
                   State Street Bank & Trust
                   Dated 6/30/04, Due 7/01/04
                   at 1.30% Collateralized by
                   Federal Home Loan Mortgage
                   Corporation Notes, Maturing
                   2/15/05, Market Value $4,765
                   (Repurchase proceeds: $4,668)                       4,668
----------------------------------------------------------------------------
                 (AMORTIZED COST: $94,658)                            94,658

                                                                 -----------
TOTAL INVESTMENTS: 100.1%                                            989,829
                 (COST: $863,185) (a)

CASH AND OTHER ASSETS LESS LIABILITIES: (0.1%)                          (848)

                                                                 -----------
TOTAL NET ASSETS: 100%                                           $   988,981
============================================================================

>NOTES TO STATEMENT OF INVESTMENTS (IN THOUSANDS)

(a) At June 30, 2004, for federal income tax purposes cost of investments was the same and net unrealized appreciation was $126,644, consisting of gross unrealized appreciation of $158,975 and gross unrealized depreciation of $32,331.

(b) Non-income producing security.

1-800-922-6769

            COLUMBIA ACORN FAMILY OF FUNDS

              > STATEMENTS OF ASSETS AND LIABILITIES

              > STATEMENTS OF OPERATIONS

              > STATEMENTS OF CHANGES IN NET ASSETS

              > FINANCIAL HIGHLIGHTS

              > NOTES TO FINANCIAL STATEMENTS

Columbia Acorn Family of Funds
    >Statements of Assets and Liabilities (Unaudited)



                                                       COLUMBIA              COLUMBIA
                                                        ACORN                  ACORN
JUNE 30, 2004                                            FUND              INTERNATIONAL
                                                 --------------------   -------------------
(IN THOUSANDS)
ASSETS
Unaffiliated investments, at Cost                $          6,441,885   $         1,248,315
Affiliated investments, at Cost (See Note 4)                1,459,400                    --
                                                 --------------------   -------------------
Unaffiliated investments, at Value               $         10,223,691   $         1,728,717
Affiliated investments, at Value (See Note 4)               2,055,516                    --
Cash                                                               --                    --
Foreign currency (cost: Columbia Acorn
    Fund $12,413; Columbia Acorn
    International $3,802; Columbia Acorn
    International Select $94)                                  12,404                 3,794
Receivable for:
    Investments sold                                           11,447                21,118
    Fund shares sold                                           25,309                   928
    Dividends and interest                                      6,289                 3,910
    Expense reimbursement due from Advisor                         --                    --
Deferred Trustees' Compensation Investments                     1,155                   440
Other assets                                                      691                   612
                                                 --------------------   -------------------
    Total Assets                                           12,336,502             1,759,519

LIABILITIES
Payable to custodian bank                                          --                18,587
Payable for:
    Investments purchased                                      30,626                 6,414
    Fund shares redeemed                                       11,305                 5,528
    Custodian                                                      --                    --
    Management fee                                                 --                     3
    12b-1 Service & Distribution fees                           2,661                    71
    Legal & audit fees                                             37                    --
    Reports to shareholders                                        --                    --
    Deferred Trustees' fees                                     1,155                   440
    Transfer agent fees                                           441                    99
    Trustees' fees                                                 --                    --
    Registration & blue sky fees                                   60                    16
    Foreign capital gains tax                                     667                   175
                                                 --------------------   -------------------
    Total Liabilities                                          46,952                31,333
                                                 --------------------   -------------------
NET ASSETS                                       $         12,289,550   $         1,728,186
                                                 ====================   ===================

COMPOSITION OF NET ASSETS
Paid in capital                                  $          7,481,497   $         1,386,259
Undistributed net investment income
    (Accumulated net investment loss)                           9,339                13,761
Accumulated net realized gain (loss)                          421,428              (150,889)
Net unrealized appreciation (depreciation) on:
    Investments (net of unrealized PFIC
    gains of $1,215 for Columbia Acorn
    International)                                          4,377,922               479,187
    Foreign currency transactions                                  31                    43
    Foreign capital gains tax                                    (667)                 (175)
                                                 --------------------   -------------------
NET ASSETS                                       $         12,289,550   $         1,728,186
                                                 ====================   ===================

Net asset value per share --
    Class A (a)                                  $              24.11   $             24.20
    (Net assets/shares)                            ($2,317,581/96,128)       ($55,692/2,302)

Maximum offering price
    per share -- Class A (b)                     $              25.58   $             25.68
    (Net asset value per share/
    front-end sales charge)                            ($24.11/0.9425)       ($24.20/0.9425)

Net asset value and offering
    price per share -- Class B (a)               $              23.54   $             23.81
    (Net assets/shares)                            ($1,302,614/55,347)       ($45,081/1,894)

Net asset value and offering
    price per share -- Class C (a)               $              23.54   $             23.82
    (Net assets/shares)                              ($981,925/41,721)       ($25,023/1,051)

Net asset value, offering and
    redemption price per share --
    Class Z                                      $              24.56   $             24.39
    (Net assets/shares)                           ($7,687,430/313,049)   ($1,602,390/65,709)



                                                     COLUMBIA               COLUMBIA              COLUMBIA
                                                       ACORN                 ACORN                  ACORN
JUNE 30, 2004                                           USA           INTERNATIONAL SELECT         SELECT
                                                 -----------------    --------------------    -----------------
(IN THOUSANDS)
ASSETS
Unaffiliated investments, at Cost                $         542,747    $             33,835    $         863,185
Affiliated investments, at Cost (See Note 4)                 5,636                      --                   --
                                                 -----------------    --------------------    -----------------
Unaffiliated investments, at Value               $         763,106    $             44,910    $         989,829
Affiliated investments, at Value (See Note 4)                4,990                      --                   --
Cash                                                             1                      --                    1
Foreign currency (cost: Columbia Acorn
    Fund $12,413; Columbia Acorn
    International $3,802; Columbia Acorn
    International Select $94)                                   --                      93                   --
Receivable for:
    Investments sold                                            --                      29                   --
    Fund shares sold                                         1,378                      83                4,435
    Dividends and interest                                      92                      46                   84
    Expense reimbursement due from Advisor                      --                       8                   --
Deferred Trustees' Compensation Investments                     79                      --                   --
Other assets                                                    89                       1                   72
                                                 -----------------    --------------------    -----------------
    Total Assets                                           769,735                  45,170              994,421

LIABILITIES
Payable to custodian bank                                       --                      --                   --
Payable for:
    Investments purchased                                       17                     392                3,225
    Fund shares redeemed                                     1,562                      28                1,791
    Custodian                                                    2                      --                    2
    Management fee                                              --                      --                   --
    12b-1 Service & Distribution fees                          118                       5                  326
    Legal & audit fees                                          --                       8                   11
    Reports to shareholders                                     --                      11                   --
    Deferred Trustees' fees                                     79                      --                   --
    Transfer agent fees                                         41                       9                   79
    Trustees' fees                                              --                       1                   --
    Registration & blue sky fees                                --                      14                    6
    Foreign capital gains tax                                   --                      --                   --
                                                 -----------------    --------------------    -----------------
    Total Liabilities                                        1,819                     468                5,440
                                                 -----------------    --------------------    -----------------
NET ASSETS                                       $         767,916    $             44,702    $         988,981
                                                 =================    ====================    =================

COMPOSITION OF NET ASSETS
Paid in capital                                  $         555,632    $             67,136    $         819,743
Undistributed net investment income
    (Accumulated net investment loss)                       (3,256)                     41               (4,253)
Accumulated net realized gain (loss)                        (4,173)                (33,551)              46,847
Net unrealized appreciation (depreciation) on:
    Investments (net of unrealized PFIC
    gains of $1,215 for Columbia Acorn
    International)                                         219,713                  11,075              126,644
    Foreign currency transactions                               --                       1                   --
    Foreign capital gains tax                                   --                      --                   --
                                                 -----------------    --------------------    -----------------
NET ASSETS                                       $         767,916    $             44,702    $         988,981
                                                 =================    ====================    =================

Net asset value per share --
    Class A (a)                                  $           22.74    $              15.50    $           19.30
    (Net assets/shares)                            ($103,174/4,538)            ($3,194/206)    ($384,079/19,897)

Maximum offering price
    per share -- Class A (b)                     $           24.13    $              16.45    $           20.48
    (Net asset value per share/
    front-end sales charge)                         ($22.74/0.9425)         ($15.50/0.9425)      ($19.30/0.9425)

Net asset value and offering
    price per share -- Class B (a)               $           22.23    $              15.12    $           18.84
    (Net assets/shares)                             ($70,114/3,153)            ($3,928/260)     ($156,718/8,320)

Net asset value and offering
    price per share -- Class C (a)               $           22.25    $              15.15    $           18.84
    (Net assets/shares)                             ($38,992/1,753)            ($2,094/138)      ($89,703/4,762)

Net asset value, offering and
    redemption price per share --
    Class Z                                      $           23.08    $              15.63    $           19.55
    (Net assets/shares)                           ($555,636/24,074)         ($35,486/2,271)    ($358,481/18,336)



(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

See accompanying notes to financial statements.

1-800-922-6769

COLUMBIA ACORN FAMILY OF FUNDS
    >STATEMENTS OF OPERATIONS (UNAUDITED)
     FOR THE SIX MONTHS ENDED JUNE 30, 2004

                                                   COLUMBIA       COLUMBIA
                                                     ACORN          ACORN
(IN THOUSANDS)                                       FUND       INTERNATIONAL
                                                   ---------    -------------
INVESTMENT INCOME:
    Dividend income                                $  62,690    $      26,029
    Dividend income from affiliates (See Note 4)       3,333               --
    Interest income                                    3,970              231
                                                   ---------    -------------
                                                      69,993           26,260
    Foreign taxes withheld                            (3,122)          (2,608)
                                                   ---------    -------------
        Total Investment Income                       66,871           23,652
EXPENSES:
Management fee                                        38,885            7,073
Administration fee                                     2,939              430
12b-1 Service and Distribution fees:
    Class A                                            3,815               98
    Class B                                            6,333              214
    Class C                                            4,738              124
Transfer agent fees:
    Class A                                            1,663               53
    Class B                                            1,571               76
    Class C                                            1,019               30
    Class Z                                            1,421              591
Custody fees                                             634              520
Trustees' fees                                           209               34
Registration & blue sky fees                             302               49
Reports to shareholders                                  834              148
Legal & audit fees                                       669               75
Non-recurring costs (See Note 7)                         135               20
Other expenses                                           118               21
                                                   ---------    -------------
    Total expenses                                    65,285            9,556
Less custody fees paid indirectly                        (16)              --*
Less reimbursement of expenses by Advisor               (647)             (93)
Non-recurring costs reimbursed (See Note 7)             (135)             (20)
                                                   ---------    -------------
    Net Expenses                                      64,487            9,443
                                                   ---------    -------------
    Net Investment Income (Loss)                       2,384           14,209
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON PORTFOLIO POSITIONS:
Net realized gain (loss) on:
    Unaffiliated investments                         362,021           87,220
    Affiliated investments (See Note 4)               62,019               --
    Foreign currency transactions                        (41)             416
                                                   ---------    -------------
    Net realized gain                                423,999           87,636
                                                   =========    =============
Net change in net unrealized appreciation/
    depreciation on:
    Unaffiliated investments                         553,555           40,841
    Affiliated investments (See Note 4)                4,005               --
    Foreign currency transactions                      1,560              518
    Foreign capital gains tax                           (667)            (175)
                                                   ---------    -------------
    Net change in unrealized appreciation/
        depreciation                                 558,453           41,184
                                                   =========    =============
    Net realized and unrealized gain                 982,452          128,820
                                                   ---------    -------------
Net Increase in Net Assets resulting
    from Operations                                $ 984,836    $     143,029
                                                   =========    =============



                                                   COLUMBIA           COLUMBIA          COLUMBIA
                                                    ACORN              ACORN             ACORN
(IN THOUSANDS)                                       USA        INTERNATIONAL SELECT     SELECT
                                                   --------     --------------------    --------
INVESTMENT INCOME:
    Dividend income                                $  1,080     $                458    $  2,238
    Dividend income from affiliates (See Note 4)         --                       --          --
    Interest income                                     255                        7         427
                                                   --------     --------------------    --------
                                                      1,335                      465       2,665
    Foreign taxes withheld                               (1)                     (48)         --
                                                   --------     --------------------    --------
        Total Investment Income                       1,334                      417       2,665

EXPENSES:
Management fee                                        3,299                      210       4,008
Administration fee                                      181                       11         223
12b-1 Service and Distribution fees:
    Class A                                             171                        5         583
    Class B                                             343                       17         700
    Class C                                             189                       17         397
Transfer agent fees:
    Class A                                              83                        4         283
    Class B                                              88                        9         214
    Class C                                              39                        4         101
    Class Z                                             119                       33         162
Custody fees                                             16                       22          13
Trustees' fees                                           13                        3           8
Registration & blue sky fees                             55                       38         113
Reports to shareholders                                  87                       31         113
Legal & audit fees                                       29                       12          34
Non-recurring costs (See Note 7)                          8                        1          10
Other expenses                                            7                        3           9
                                                   --------     --------------------    --------
    Total expenses                                    4,727                      420       6,971
Less custody fees paid indirectly                        (1)                      --*         --*
Less reimbursement of expenses by Advisor               (36)                     (58)        (64)
Non-recurring costs reimbursed (See Note 7)              (8)                      (1)        (10)
                                                   --------     --------------------    --------
    Net Expenses                                      4,682                      361       6,897
                                                   --------     --------------------    --------
    Net Investment Income (Loss)                     (3,348)                      56      (4,232)
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON PORTFOLIO POSITIONS:
Net realized gain (loss) on:
    Unaffiliated investments                         12,979                    4,798      47,083
    Affiliated investments (See Note 4)              (3,800)                      --          --
    Foreign currency transactions                        --                       (3)         --
                                                   --------     --------------------    --------
    Net realized gain                                 9,179                    4,795      47,083
                                                   ========     ====================    ========
Net change in net unrealized appreciation/
    depreciation on:
    Unaffiliated investments                         64,025                   (1,679)     16,432
    Affiliated investments (See Note 4)              (2,712)                      --          --
    Foreign currency transactions                        --                      (13)         --
    Foreign capital gains tax                            --                       --          --
                                                   --------     --------------------    --------
    Net change in unrealized appreciation/
        depreciation                                 61,313                   (1,692)     16,432
                                                   ========     ====================    ========
    Net realized and unrealized gain                 70,492                    3,103      63,515
                                                   --------     --------------------    --------
Net Increase in Net Assets resulting
    from Operations                                $ 67,144     $              3,159    $ 59,283
                                                   ========     ====================    ========


* Rounds to less than $500.

See accompanying notes to financial statements.

COLUMBIA ACORN FAMILY OF FUNDS
    >STATEMENTS OF CHANGES IN NET ASSETS



                                                         COLUMBIA                       COLUMBIA ACORN
                                                        ACORN FUND                       INTERNATIONAL
                                               (UNAUDITED)                       (UNAUDITED)
                                                SIX MONTHS       YEAR ENDED       SIX MONTHS       YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS             ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,
                                              --------------    ------------    --------------    ------------
(IN THOUSANDS)                                     2004             2003             2004             2003
OPERATIONS:
Net investment income (loss)                  $        2,384    $     (9,911)   $       14,209    $     15,934
Net realized gain (loss) on investments
  and foreign currency transactions                  423,999          90,682            87,636          (7,144)
Net change in net unrealized appreciation
  (depreciation) of investments and foreign
  currency transactions                              558,453       2,974,675            41,184         561,990
                                              --------------    ------------    --------------    ------------
    Net Increase from Operations                     984,836       3,055,446           143,029         570,780

DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income -- Class A                        --              --              (356)           (106)
  Net realized gain -- Class A                        (2,709)         (1,752)               --              --
  Net investment income -- Class B                        --              --               (75)             --
  Net realized gain -- Class B                        (1,570)         (1,116)               --              --
  Net investment income -- Class C                        --              --               (42)             --
  Net realized gain -- Class C                        (1,182)           (813)               --              --
  Net investment income -- Class Z                        --              --           (16,468)         (5,829)
  Net realized gain -- Class Z                        (8,844)         (6,236)               --              --
                                              --------------    ------------    --------------    ------------
    Total Distribution to Shareholders               (14,305)         (9,917)          (16,941)         (5,935)

SHARE TRANSACTIONS:
  Subscriptions -- Class A                           394,994       1,041,782             9,334          45,279
  Distributions reinvested -- Class A                  2,456           1,584               288              80
  Redemptions -- Class A                            (237,930)       (259,438)          (10,981)        (42,948)
                                              --------------    ------------    --------------    ------------
  Net Increase (Decrease) -- Class A                 159,520         783,928            (1,359)          2,411

  Subscriptions -- Class B                            55,758         364,144             5,820          11,463
  Distributions reinvested -- Class B                  1,433           1,018                66              --
  Redemptions -- Class B                             (75,752)        (88,744)           (3,800)         (5,639)
                                              --------------    ------------    --------------    ------------
  Net Increase (Decrease) -- Class B                 (18,561)        276,418             2,086           5,824

  Subscriptions -- Class C                            77,410         375,513             4,006          14,870
  Distributions reinvested -- Class C                    972             673                35              --
  Redemptions -- Class C                             (70,493)        (73,548)           (3,818)        (13,396)
                                              --------------    ------------    --------------    ------------
  Net Increase (Decrease) -- Class C                   7,889         302,638               223           1,474

  Subscriptions -- Class Z                           873,722       1,682,204            95,148         220,802
  Distributions reinvested -- Class Z                  7,792           5,443            14,698           5,336
  Redemptions -- Class Z                            (880,158)       (667,986)         (187,093)       (434,204)
                                              --------------    ------------    --------------    ------------
  Net Increase (Decrease) -- Class Z                   1,356       1,019,661           (77,247)       (208,066)
                                              --------------    ------------    --------------    ------------
      Net Increase (Decrease) from
        Share Transactions                           150,204       2,382,645           (76,297)       (198,357)
                                              --------------    ------------    --------------    ------------
Redemption Fees                                           --              --                63             400
                                              --------------    ------------    --------------    ------------
Total Increase in Net Assets                       1,120,735       5,428,174            49,854         366,888

NET ASSETS:
Beginning of period                               11,168,815       5,740,641         1,678,332       1,311,444
                                              --------------    ------------    --------------    ------------
End of period                                 $   12,289,550    $ 11,168,815    $    1,728,186    $  1,678,332
                                              ==============    ============    ==============    ============
UNDISTRIBUTED NET INVESTMENT INCOME
  (ACCUMULATED NET INVESTMENT LOSS)           $        9,339    $      6,955    $       13,761    $     16,493
                                              ==============    ============    ==============    ============



                                                         COLUMBIA                       COLUMBIA ACORN
                                                        ACORN USA                    INTERNATIONAL SELECT
                                               (UNAUDITED)                       (UNAUDITED)
                                                SIX MONTHS       YEAR ENDED       SIX MONTHS       YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS             ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,
                                              --------------    ------------    --------------    ------------
(IN THOUSANDS)                                     2004             2003             2004             2003
OPERATIONS:
Net investment income (loss)                  $       (3,348)   $     (4,408)   $           56    $        136
Net realized gain (loss) on investments
  and foreign currency transactions                    9,179           7,301             4,795            (425)
Net change in net unrealized appreciation
  (depreciation) of investments and foreign
  currency transactions                               61,313         172,313            (1,692)         12,936
                                              --------------    ------------    --------------    ------------
    Net Increase from Operations                      67,144         175,206             3,159          12,647

DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income -- Class A                        --              --                (6)             --
  Net realized gain -- Class A                            --              --                --              --
  Net investment income -- Class B                        --              --                --              --
  Net realized gain -- Class B                            --              --                --              --
  Net investment income -- Class C                        --              --                --              --
  Net realized gain -- Class C                            --              --                --              --
  Net investment income -- Class Z                        --              --              (151)            (19)
  Net realized gain -- Class Z                            --              --                --              --
                                              --------------    ------------    --------------    ------------
    Total Distribution to Shareholders                    --              --              (157)            (19)

SHARE TRANSACTIONS:
  Subscriptions -- Class A                            17,327          60,457               821           2,350
  Distributions reinvested -- Class A                     --              --                 5              --
  Redemptions -- Class A                             (12,605)        (23,188)             (380)         (3,212)
                                              --------------    ------------    --------------    ------------
  Net Increase (Decrease) -- Class A                   4,722          37,269               446            (862)

  Subscriptions -- Class B                             3,084          19,327               762           1,577
  Distributions reinvested -- Class B                     --              --                --              --
  Redemptions -- Class B                              (5,153)         (8,053)             (239)           (989)
                                              --------------    ------------    --------------    ------------
  Net Increase (Decrease) -- Class B                  (2,069)         11,274               523             588

  Subscriptions -- Class C                             3,376          13,056               445           3,211
  Distributions reinvested -- Class C                     --              --                --              --
  Redemptions -- Class C                              (3,355)         (4,575)           (2,222)         (3,564)
                                              --------------    ------------    --------------    ------------
  Net Increase (Decrease) -- Class C                      21           8,481            (1,777)           (353)

  Subscriptions -- Class Z                           116,241         221,496             2,488          23,389
  Distributions reinvested -- Class Z                     --              --               146              18
  Redemptions -- Class Z                            (111,417)        (83,975)           (3,534)        (25,393)
                                              --------------    ------------    --------------    ------------
  Net Increase (Decrease) -- Class Z                   4,824         137,521              (900)         (1,986)
                                              --------------    ------------    --------------    ------------
      Net Increase (Decrease) from
        Share Transactions                             7,498         194,545            (1,708)         (2,613)
                                              --------------    ------------    --------------    ------------
Redemption Fees                                           --              --                 2              39
                                              --------------    ------------    --------------    ------------
Total Increase in Net Assets                          74,642         369,751             1,296          10,054

NET ASSETS:
Beginning of period                                  693,274         323,523            43,406          33,352
                                              --------------    ------------    --------------    ------------
End of period                                 $      767,916    $    693,274    $       44,702    $     43,406
                                              ==============    ============    ==============    ============
UNDISTRIBUTED NET INVESTMENT INCOME
  (ACCUMULATED NET INVESTMENT LOSS)           $       (3,256)   $         92    $           41    $        142
                                              ==============    ============    ==============    ============



                                                         COLUMBIA
                                                       ACORN SELECT
                                               (UNAUDITED)
                                                SIX MONTHS       YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS             ENDED JUNE 30,    DECEMBER 31,
                                              --------------    ------------
(IN THOUSANDS)                                     2004             2003
OPERATIONS:
Net investment income (loss)                  $       (4,232)   $     (4,419)
Net realized gain (loss) on investments
  and foreign currency transactions                   47,083           8,643
Net change in net unrealized appreciation
  (depreciation) of investments and foreign
  currency transactions                               16,432          95,023
                                              --------------    ------------
    Net Increase from Operations                      59,283          99,247

DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income -- Class A                        --              --
  Net realized gain -- Class A                            --          (1,172)
  Net investment income -- Class B                        --              --
  Net realized gain -- Class B                            --            (563)
  Net investment income -- Class C                        --              --
  Net realized gain -- Class C                            --            (301)
  Net investment income -- Class Z                        --              --
  Net realized gain -- Class Z                            --          (2,145)
                                              --------------    ------------
    Total Distribution to Shareholders                    --          (4,181)

SHARE TRANSACTIONS:
  Subscriptions -- Class A                           147,794         237,520
  Distributions reinvested -- Class A                     --           1,096
  Redemptions -- Class A                             (50,572)        (30,378)
                                              --------------    ------------
  Net Increase (Decrease) -- Class A                  97,222         208,238

  Subscriptions -- Class B                            39,146          78,641
  Distributions reinvested -- Class B                     --             507
  Redemptions -- Class B                              (9,370)         (9,321)
                                              --------------    ------------
  Net Increase (Decrease) -- Class B                  29,776          69,827

  Subscriptions -- Class C                            28,340          50,838
  Distributions reinvested -- Class C                     --             257
  Redemptions -- Class C                              (7,816)         (4,391)
                                              --------------    ------------
  Net Increase (Decrease) -- Class C                  20,524          46,704

  Subscriptions -- Class Z                           110,515         301,467
  Distributions reinvested -- Class Z                     --           1,920
  Redemptions -- Class Z                             (68,958)       (150,913)
                                              --------------    ------------
  Net Increase (Decrease) -- Class Z                  41,557         152,474
                                              --------------    ------------
      Net Increase (Decrease) from
        Share Transactions                           189,079         477,243
                                              --------------    ------------
Redemption Fees                                           --              --
                                              --------------    ------------
Total Increase in Net Assets                         248,362         572,309

NET ASSETS:
Beginning of period                                  740,619         168,310
                                              --------------    ------------
End of period                                 $      988,981    $    740,619
                                              ==============    ============
UNDISTRIBUTED NET INVESTMENT INCOME
  (ACCUMULATED NET INVESTMENT LOSS)           $       (4,253)   $        (21)
                                              ==============    ============


See accompanying notes to financial statements.

                                     58-59 Spread

1-800-922-6769

COLUMBIA ACORN FAMILY OF FUNDS
    >STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED



                                                         COLUMBIA                       COLUMBIA ACORN
                                                        ACORN FUND                      INTERNATIONAL
                                               (UNAUDITED)                       (UNAUDITED)
                                                SIX MONTHS       YEAR ENDED       SIX MONTHS       YEAR ENDED
CHANGES IN SHARES OF BENEFICIAL INTEREST:     ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,
                                              ---------------   -------------   --------------    ------------
(IN THOUSANDS)                                     2004             2003             2004             2003
Subscriptions -- Class A                               16,980         56,202               396           2,734
Shares issued in reinvestment and capital
  gains -- Class A                                        105             73                13               5
Less shares redeemed -- Class A                       (10,239)       (14,204)             (462)         (2,590)
                                              ---------------   ------------    --------------    ------------
  Net Increase (Decrease) -- Class A                    6,846         42,071               (53)            149

Subscriptions -- Class B                                2,448         20,371               252             653
Shares issued in reinvestment and capital
  gains -- Class B                                         63             48                 3              --
Less shares redeemed -- Class B                        (3,332)        (5,154)             (164)           (343)
                                              ---------------   ------------    --------------    ------------
  Net Increase (Decrease) -- Class B                     (821)        15,265                91             310

Subscriptions -- Class C                                3,397         20,690               173             911
Shares issued in reinvestment and capital
  gains -- Class C                                         43             32                 2              --
Less shares redeemed -- Class C                        (3,096)        (4,207)             (166)           (833)
                                              ---------------   ------------    --------------    ------------
  Net Increase (Decrease) -- Class C                      344         16,515                 9              78

Subscriptions -- Class Z                               36,993         89,984             4,001          13,104
Shares issued in reinvestment and capital
  gains -- Class Z                                        327            249               625             313
Less shares redeemed -- Class Z                       (37,398)       (36,502)           (7,872)        (25,027)
                                              ---------------   ------------    --------------    ------------
  Net Increase (Decrease) -- Class Z                      (78)        53,731            (3,246)        (11,610)
                                              ---------------   ------------    --------------    ------------
Net Increase (Decrease) in Shares of
   Beneficial Interest                                  6,291        127,582            (3,199)        (11,073)
                                              ---------------   ------------    --------------    ------------



                                                         COLUMBIA                       COLUMBIA ACORN
                                                        ACORN USA                    INTERNATIONAL SELECT
                                               (UNAUDITED)                       (UNAUDITED)
                                                SIX MONTHS       YEAR ENDED       SIX MONTHS       YEAR ENDED
CHANGES IN SHARES OF BENEFICIAL INTEREST:     ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,
                                              ---------------   ------------    --------------    ------------
(IN THOUSANDS)                                     2004             2003             2004             2003
Subscriptions -- Class A                                  795          3,345                54             216
Shares issued in reinvestment and capital
  gains -- Class A                                         --             --                --              --
Less shares redeemed -- Class A                          (579)        (1,309)              (25)           (294)
                                              ---------------   ------------    --------------    ------------
  Net Increase (Decrease) -- Class A                      216          2,036                29             (78)

Subscriptions -- Class B                                  144          1,087                52             137
Shares issued in reinvestment and capital
  gains -- Class B                                         --             --                --              --
Less shares redeemed -- Class B                          (241)          (512)              (16)            (95)
                                              ---------------   ------------    --------------    ------------
  Net Increase (Decrease) -- Class B                      (97)           575                36              42

Subscriptions -- Class C                                  158            724                30             311
Shares issued in reinvestment and capital
  gains -- Class C                                         --             --                --              --
Less shares redeemed -- Class C                          (157)          (279)             (153)           (339)
                                              ---------------   ------------    --------------    ------------
  Net Increase (Decrease) -- Class C                        1            445              (123)            (28)

Subscriptions -- Class Z                                5,262         12,184               163           2,239
Shares issued in reinvestment and capital
  gains -- Class Z                                         --             --                10               2
Less shares redeemed -- Class Z                        (5,074)        (4,772)             (233)         (2,435)
                                              ---------------   ------------    --------------    ------------
  Net Increase (Decrease) -- Class Z                      188          7,412               (60)           (194)
                                              ---------------   ------------    --------------    ------------
Net Increase (Decrease) in Shares of
   Beneficial Interest                                    308         10,468              (118)           (258)
                                              ---------------   ------------    --------------    ------------



                                                         COLUMBIA
                                                       ACORN SELECT
                                               (UNAUDITED)
                                                SIX MONTHS       YEAR ENDED
CHANGES IN SHARES OF BENEFICIAL INTEREST:     ENDED JUNE 30,    DECEMBER 31,
                                              ---------------   ------------
(IN THOUSANDS)                                     2004             2003
Subscriptions -- Class A                                7,899         14,227
Shares issued in reinvestment and capital
  gains -- Class A                                         --             63
Less shares redeemed -- Class A                        (2,702)        (1,869)
                                              ---------------   ------------
  Net Increase (Decrease) -- Class A                    5,197         12,421

Subscriptions -- Class B                                2,138          4,854
Shares issued in reinvestment and capital
  gains -- Class B                                         --             30
Less shares redeemed -- Class B                          (512)          (601)
                                              ---------------   ------------
  Net Increase (Decrease) -- Class B                    1,626          4,283

Subscriptions -- Class C                                1,549          3,102
Shares issued in reinvestment and capital
  gains -- Class C                                         --             15
Less shares redeemed -- Class C                          (428)          (271)
                                              ---------------   ------------
  Net Increase (Decrease) -- Class C                    1,121          2,846

Subscriptions -- Class Z                                5,839         18,117
Shares issued in reinvestment and capital
  gains -- Class Z                                         --            108
Less shares redeemed -- Class Z                        (3,641)        (8,676)
                                              ---------------   ------------
  Net Increase (Decrease) -- Class Z                    2,198          9,549
                                              ---------------   ------------
Net Increase (Decrease) in Shares of
   Beneficial Interest                                 10,142         29,099
                                              ---------------   ------------


See accompanying notes to financial statements.

                                    60 - 61 Spread

1-800-922-6769

COLUMBIA ACORN FAMILY OF FUNDS
    >FINANCIAL HIGHLIGHTS

COLUMBIA ACORN FUND



                                                                (UNAUDITED)
                                                                 SIX MONTHS
CLASS A SHARES                                                 ENDED JUNE 30,
                                                               --------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2004
NET ASSET VALUE, BEGINNING OF PERIOD                           $        22.20
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)                                        (0.01)
Net realized and unrealized gain (loss)                                  1.95
                                                               --------------
    Total from Investment Operations                                     1.94
                                                               --------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                 --
From net realized gains                                                 (0.03)
                                                               --------------
    Total Distributions Declared to Shareholders                        (0.03)
                                                               --------------
NET ASSET VALUE, END OF PERIOD                                 $        24.11
                                                               ==============
Total Return (c)                                                         8.73%(d)(e)
                                                               --------------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                             1.25%(g)
Net investment income (loss) (f)                                        (0.11)%(g)
Reimbursement                                                            0.01%(g)
Portfolio turnover rate                                                    11%(d)
Net assets at end of period (000's)                            $    2,317,581




CLASS A SHARES                                                                    YEAR ENDED DECEMBER 31,
                                                               -------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2003             2002            2001          2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                           $        15.34     $     17.80     $     17.19     $    17.88
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)                                        (0.07)          (0.07)          (0.05)          0.01
Net realized and unrealized gain (loss)                                  6.95           (2.39)           1.01           1.22
                                                               --------------     -----------     -----------     ----------
    Total from Investment Operations                                     6.88           (2.46)           0.96           1.23
                                                               --------------     -----------     -----------     ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                 --              --              --          (0.06)
From net realized gains                                                 (0.02)             --           (0.35)         (1.86)
                                                               --------------     -----------     -----------     ----------
    Total Distributions Declared to Shareholders                        (0.02)             --           (0.35)         (1.92)
                                                               --------------     -----------     -----------     ----------
NET ASSET VALUE, END OF PERIOD                                 $        22.20     $     15.34     $     17.80     $    17.19
                                                               ==============     ===========     ===========     ==========
Total Return (c)                                                        44.85%         (13.82)%          5.56%          7.40%(d)
                                                               --------------     -----------     -----------     ----------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                             1.33%           1.42%           1.42%          1.25%(g)(h)
Net investment income (loss) (f)                                        (0.36)%         (0.45)%         (0.33)%         0.17%(g)(h)
Reimbursement                                                              --              --              --             --
Portfolio turnover rate                                                    10%             13%             20%            29%(d)
Net assets at end of period (000's)                            $    1,982,260     $   724,121     $   306,405     $   18,252


(a) Class A Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Not annualized.

(e) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody fees paid indirectly had no impact.

(g) Annualized.

(h) The ratios of expenses and net investment loss to average net assets, previously reported as 1.03% and 0.39% respectively, were revised to reflect all class specific expenses in this period.



                                                                (UNAUDITED)
                                                                 SIX MONTHS
CLASS B SHARES                                                 ENDED JUNE 30,
                                                               --------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2004
NET ASSET VALUE, BEGINNING OF PERIOD                           $        21.75
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                                 (0.10)
Net realized and unrealized gain (loss)                                  1.92
                                                               --------------
    Total from Investment Operations                                     1.82
                                                               --------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                 --
From net realized gains                                                 (0.03)
                                                               --------------
    Total Distributions Declared to Shareholders                        (0.03)
                                                               --------------
NET ASSET VALUE, END OF PERIOD                                 $        23.54
                                                               ==============
Total Return (c)                                                         8.36%(d)(e)
                                                               --------------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                             1.99%(g)
Net investment loss (f)                                                 (0.85)%(g)
Reimbursement                                                            0.01%(g)
Portfolio turnover rate                                                    11%(d)
Net assets at end of period (000's)                            $    1,302,614



CLASS B SHARES                                                                   YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       2003             2002            2001          2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                           $       15.13     $     17.67     $     17.17     $    17.88
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                                (0.18)          (0.17)          (0.16)         (0.01)
Net realized and unrealized gain (loss)                                 6.82           (2.37)           1.01           1.22
                                                               -------------     -----------     -----------     ----------
    Total from Investment Operations                                    6.64           (2.54)           0.85           1.21
                                                               -------------     -----------     -----------     ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                --              --              --          (0.06)
From net realized gains                                                (0.02)             --           (0.35)         (1.86)
                                                               -------------     -----------     -----------     ----------
    Total Distributions Declared to Shareholders                       (0.02)             --           (0.35)         (1.92)
                                                               -------------     -----------     -----------     ----------
NET ASSET VALUE, END OF PERIOD                                 $       21.75     $     15.13     $     17.67     $    17.17
                                                               =============     ===========     ===========     ==========
Total Return (c)                                                       43.89%         (14.37)%          4.92%          7.27%(d)
                                                               -------------     -----------     -----------     ----------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                            1.98%           2.07%           2.07%          1.90%(g)(h)
Net investment loss (f)                                                (1.01)%         (1.10)%         (0.98)%        (0.48)%(g)(h)
Reimbursement                                                             --              --              --             --
Portfolio turnover rate                                                   10%             13%             20%            29%(d)
Net assets at end of period (000's)                            $   1,221,931     $   618,727     $   286,422     $   15,951


(a) Class B Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Not annualized.

(e) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody fees paid indirectly had no impact.

(g) Annualized.

(h) The ratios of expenses and net investment loss to average net assets, previously reported as 1.68% and (0.26)% respectively, were revised to reflect all class specific expenses in this period.



                                                                (UNAUDITED)
                                                                 SIX MONTHS
CLASS C SHARES                                                 ENDED JUNE 30,
                                                               --------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2004
NET ASSET VALUE, BEGINNING OF PERIOD                           $        21.75
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                                 (0.09)
Net realized and unrealized gain (loss)                                  1.91
                                                               --------------
    Total from Investment Operations                                     1.82
                                                               --------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                 --
From net realized gains                                                 (0.03)
                                                               --------------
    Total Distributions Declared to Shareholders                        (0.03)
                                                               --------------
NET ASSET VALUE, END OF PERIOD                                 $        23.54
                                                               ==============
Total Return (c)                                                         8.36%(d)(e)
                                                               --------------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                             1.96%(g)
Net investment loss (f)                                                 (0.82)%(g)
Reimbursement                                                            0.01%(g)
Portfolio turnover rate                                                    11%(d)
Net assets at end of period (000's)                            $      981,925



CLASS C SHARES                                                                  YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      2003            2002            2001          2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                           $     15.12     $     17.66     $     17.17     $   17.88
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                              (0.18)          (0.17)          (0.17)        (0.01)
Net realized and unrealized gain (loss)                               6.83           (2.37)           1.01          1.22
                                                               -----------     -----------     -----------     ---------
    Total from Investment Operations                                  6.65           (2.54)           0.84          1.21
                                                               -----------     -----------     -----------     ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                              --              --              --         (0.06)
From net realized gains                                              (0.02)             --           (0.35)        (1.86)
                                                               -----------     -----------     -----------     ---------
    Total Distributions Declared to Shareholders                     (0.02)             --           (0.35)        (1.92)
                                                               -----------     -----------     -----------     ---------
NET ASSET VALUE, END OF PERIOD                                 $     21.75     $     15.12     $     17.66     $   17.17
                                                               ===========     ===========     ===========     =========
Total Return (c)                                                     43.99%         (14.38)%          4.86%         7.27%(d)
                                                               -----------     -----------     -----------     ---------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                          1.98%           2.07%           2.07%         1.90%(g)(h)
Net investment loss (f)                                              (1.01)%         (1.10)%         (0.98)%       (0.48)%(g)(h)
Reimbursement                                                           --              --              --            --
Portfolio turnover rate
                                                                        10%             13%             20%           29%(d)
Net assets at end of period (000's)                            $   900,016     $   376,024     $   150,727     $   8,510


(a) Class C Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Not annualized.

(e) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody fees paid indirectly had no impact.

(g) Annualized.

(h) The ratios of expenses and net investment loss to average net assets, previously reported as 1.68% and (0.26)% respectively, were revised to reflect all class specific expenses in this period.

See accompanying notes to financial statements

1-800-922-6769

COLUMBIA ACORN INTERNATIONAL



                                                                (UNAUDITED)
                                                                 SIX MONTHS
CLASS A SHARES                                                 ENDED JUNE 30,
                                                               --------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2004
NET ASSET VALUE, BEGINNING OF PERIOD                           $        22.45
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                                                0.15
Net realized and unrealized gain (loss)                                  1.75
                                                               --------------
    Total from Investment Operations                                     1.90
                                                               --------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                              (0.15)
From net realized gains                                                    --
                                                               --------------
    Total Distributions Declared to Shareholders                        (0.15)
                                                               --------------
NET ASSET VALUE, END OF PERIOD                                 $        24.20
                                                               ==============
Total Return (c)                                                         8.51%(d)(e)
                                                               --------------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                             1.50%(g)
Net investment income (f)                                                1.25%(g)
Reimbursement                                                            0.01%(g)
Portfolio turnover rate                                                    25%(d)
Net assets at end of period (000's)                            $       55,692



CLASS A SHARES                                                                 YEAR ENDED DECEMBER 31,
                                                               -------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      2003           2002           2001         2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                           $    15.32     $    18.35     $    23.84     $    28.67
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                                            0.10           0.05           0.01           0.02
Net realized and unrealized gain (loss)                              7.08          (3.07)         (5.11)         (1.26)
                                                               ----------     ----------     ----------     ----------
    Total from Investment Operations                                 7.18          (3.02)         (5.10)         (1.24)
                                                               ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                          (0.05)         (0.01)            --             --
From net realized gains                                                --             --          (0.39)         (3.59)
                                                               ----------     ----------     ----------     ----------
    Total Distributions Declared to Shareholders                    (0.05)         (0.01)         (0.39)         (3.59)
                                                               ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                                 $    22.45     $    15.32     $    18.35     $    23.84
                                                               ==========     ==========     ==========     ==========
Total Return (c)                                                    46.94%        (16.46)%       (21.59)%        (4.85)%(d)
                                                               ----------     ----------     ----------     ----------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                         1.59%          1.56%          1.65%          1.26%(g)(h)
Net investment income (f)                                            0.57%          0.30%          0.03%          0.73%(g)(h)
Reimbursement                                                          --             --             --             --
Portfolio turnover rate                                                40%            52%            45%            63%(d)
Net assets at end of period (000's)                            $   52,872     $   33,806     $   25,587     $   10,323


(a) Class A Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Not annualized.

(e) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody fees paid indirectly had no impact.

(g) Annualized.

(h) The ratios of expenses and net investment loss to average net assets, previously reported as 1.59% and 0.40% respectively, were revised to reflect all classes specific expenses in this period.



                                                                (UNAUDITED)
                                                                 SIX MONTHS
CLASS B SHARES                                                 ENDED JUNE 30,
                                                               --------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2004
NET ASSET VALUE, BEGINNING OF PERIOD                           $        22.07
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)                                         0.05
Net realized and unrealized gain (loss)                                  1.73
                                                               --------------
    Total from Investment Operations                                     1.78
                                                               --------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                              (0.04)
From net realized gains                                                    --
                                                               --------------
    Total Distributions Declared to Shareholders                        (0.04)
                                                               --------------
NET ASSET VALUE, END OF PERIOD                                 $        23.81
                                                               ==============
Total Return (c)                                                         8.07%(d)(e)
                                                               --------------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                             2.32%(g)
Net investment income (loss) (f)                                         0.47%(g)
Reimbursement                                                            0.01%(g)
Portfolio turnover rate                                                    25%(d)
Net assets at end of period (000's)                            $       45,081



CLASS B SHARES                                                                YEAR ENDED DECEMBER 31,
                                                            ---------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      2003           2002           2001         2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                           $    15.11     $    18.22     $    23.81     $   28.67
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)                                    (0.02)         (0.06)         (0.12)         0.01
Net realized and unrealized gain (loss)                              6.98          (3.05)         (5.08)        (1.28)
                                                               ----------     ----------     ----------     ---------
    Total from Investment Operations                                 6.96          (3.11)         (5.20)        (1.27)
                                                               ----------     ----------     ----------     ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                             --             --             --            --
From net realized gains                                                --             --          (0.39)        (3.59)
                                                               ----------     ----------     ----------     ---------
    Total Distributions Declared to Shareholders                       --             --          (0.39)        (3.59)
                                                               ----------     ----------     ----------     ---------
NET ASSET VALUE, END OF PERIOD                                 $    22.07     $    15.11     $    18.22     $   23.81
                                                               ==========     ==========     ==========     =========
Total Return (c)                                                    46.06%        (17.07)%       (22.04)%       (4.97)%(d)
                                                               ----------     ----------     ----------     ---------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                         2.24%          2.21%          2.30%         1.91%(g)(h)
Net investment income (loss) (f)                                    (0.10)%        (0.35)%        (0.62)%        0.08%(g)(h)
Reimbursement                                                          --             --             --            --
Portfolio turnover rate                                                40%            52%            45%           63%(d)
Net assets at end of period (000's)                            $   39,800     $   22,560     $   17,235     $   5,675


(a) Class B Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Not annualized.

(e) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody fees paid indirectly had no impact.

(g) Annualized.

(h) The ratios of expenses and net investment loss to average net assets, previously reported as 2.24% and (0.25)% respectively, were revised to reflect all classes specific expenses in this period.



                                                                (UNAUDITED)
                                                                 SIX MONTHS
CLASS C SHARES                                                 ENDED JUNE 30,
                                                               --------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2004
NET ASSET VALUE, BEGINNING OF PERIOD                           $        22.06
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)                                         0.07
Net realized and unrealized gain (loss)                                  1.73
                                                               --------------
    Total from Investment Operations                                     1.80
                                                               --------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                              (0.04)
From net realized gains                                                    --
                                                               --------------
    Total Distributions Declared to Shareholders                        (0.04)
                                                               --------------
NET ASSET VALUE, END OF PERIOD                                 $        23.82
                                                               ==============
Total Return (c)                                                         8.17%(d)(e)
                                                               --------------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                             2.20%(g)
Net investment income (loss) (f)                                         0.58%(g)
Reimbursement                                                            0.01%(g)
Portfolio turnover rate                                                    25%(d)
Net assets at end of period (000's)                            $       25,023



CLASS C SHARES                                                                YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      2003           2002           2001         2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                           $    15.11     $    18.21     $    23.81     $   28.67
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)                                    (0.01)         (0.06)         (0.13)         0.01
Net realized and unrealized gain (loss)                              6.96          (3.04)         (5.08)        (1.28)
                                                               ----------     ----------     ----------     ---------
    Total from Investment Operations                                 6.95          (3.10)         (5.21)        (1.27)
                                                               ----------     ----------     ----------     ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                             --             --             --            --
From net realized gains                                                --             --          (0.39)        (3.59)
                                                               ----------     ----------     ----------     ---------
    Total Distributions Declared to Shareholders                       --             --          (0.39)        (3.59)
                                                               ----------     ----------     ----------     ---------
NET ASSET VALUE, END OF PERIOD                                 $    22.06     $    15.11     $    18.21     $   23.81
                                                               ==========     ==========     ==========     =========
Total Return (c)                                                    46.00%        (17.02)%       (22.08)%       (4.97)%(d)
                                                               ----------     ----------     ----------     ---------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                         2.24%          2.21%          2.30%         1.91%(g)(h)
Net investment income (loss) (f)                                    (0.06)%        (0.35)%        (0.62)%        0.08%(g)(h)
Reimbursement                                                          --             --             --            --
Portfolio turnover rate                                                40%            52%            45%           63%(d)
Net assets at end of period (000's)                            $   22,990     $   14,575     $   14,327     $   3,965


(a) Class C Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Not annualized.

(e) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody fees paid indirectly had no impact.

(g) Annualized.

(h) The ratios of expenses and net investment loss to average net assets, previously reported as 2.24% and (0.25)% respectively, were revised to reflect all classes specific expenses in this period.

See accompanying notes to financial statements

COLUMBIA ACORN FAMILY OF FUNDS
    >FINANCIAL HIGHLIGHTS CONTINUED

COLUMBIA ACORN USA



                                                                (UNAUDITED)
                                                                 SIX MONTHS
CLASS A SHARES                                                 ENDED JUNE 30,
                                                               --------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2004
NET ASSET VALUE, BEGINNING OF PERIOD                           $        20.74
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                                 (0.13)
Net realized and unrealized gain (loss)                                  2.13
                                                               --------------
    Total from Investment Operations                                     2.00
                                                               --------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                                    --
                                                               --------------
    Total Distributions Declared to Shareholders                           --
                                                               --------------
NET ASSET VALUE, END OF PERIOD                                 $        22.74
                                                               ==============
Total Return (c)                                                         9.64%(d)(e)
                                                               --------------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                             1.53%(g)
Net investment loss (f)                                                 (1.16)%(g)
Reimbursement                                                            0.01%(g)
Portfolio turnover rate                                                    11%(d)
Net assets at end of period (000's)                            $      103,174



CLASS A SHARES                                                                YEAR ENDED DECEMBER 31,
                                                               -----------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      2003           2002           2001        2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                           $    14.18     $    17.50     $    14.88     $  13.83
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                             (0.22)         (0.19)         (0.19)       (0.01)
Net realized and unrealized gain (loss)                              6.78          (3.13)          2.96         1.06
                                                               ----------     ----------     ----------     --------
    Total from Investment Operations                                 6.56          (3.32)          2.77         1.05
                                                               ----------     ----------     ----------     --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                                --             --          (0.15)          --
                                                               ----------     ----------     ----------     --------
    Total Distributions Declared to Shareholders                       --             --          (0.15)          --
                                                               ----------     ----------     ----------     --------
NET ASSET VALUE, END OF PERIOD                                 $    20.74     $    14.18     $    17.50     $  14.88
                                                               ==========     ==========     ==========     ========
Total Return (c)                                                    46.26%        (18.97)%        18.65%        7.59%(d)
                                                               ----------     ----------     ----------     --------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                         1.65%          1.74%          1.84%        1.41%(g)(h)
Net investment loss (f)                                             (1.26)%        (1.21)%        (1.13)%      (0.73)%(g)(h)
Reimbursement                                                          --             --             --           --
Portfolio turnover rate                                                 7%            31%            24%          45%(d)
Net assets at end of period (000's)                            $   89,650     $   32,422     $   20,455     $    798


(a) Class A Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Not annualized.

(e) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody fees paid indirectly had no impact.

(g) Annualized.

(h) The ratios of expenses and net investment loss to average net assets, previously reported as 1.17% and (0.49)% respectively, were revised to reflect all class specific expenses in this period.



                                                                 (UNAUDITED)
                                                                 SIX MONTHS
CLASS B SHARES                                                 ENDED JUNE 30,
                                                               --------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2004
NET ASSET VALUE, BEGINNING OF PERIOD                           $        20.36
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                                 (0.20)
Net realized and unrealized gain (loss)                                  2.07
                                                               --------------
    Total from Investment Operations                                     1.87
                                                               --------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                                    --
                                                               --------------
    Total Distributions Declared to Shareholders                           --
                                                               --------------
NET ASSET VALUE, END OF PERIOD                                 $        22.23
                                                               ==============
Total Return (c)                                                         9.18%(d)(e)
                                                               --------------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                             2.27%(g)
Net investment loss (f)                                                 (1.90)%(g)
Reimbursement                                                            0.01%(g)
Portfolio turnover rate                                                    11%(d)
Net assets at end of period (000's)                            $       70,114



CLASS B SHARES                                                                  YEAR ENDED DECEMBER 31,
                                                               -----------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      2003           2002           2001        2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                           $    14.01     $    17.40     $    14.87     $  13.83
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                             (0.32)         (0.29)         (0.30)       (0.03)
Net realized and unrealized gain (loss)                              6.67          (3.10)          2.96         1.07
                                                               ----------     ----------     ----------     --------
    Total from Investment Operations                                 6.35          (3.39)          2.66         1.04
                                                               ----------     ----------     ----------     --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                                --             --          (0.13)          --
                                                               ----------     ----------     ----------     --------
    Total Distributions Declared to Shareholders                       --             --          (0.13)          --
                                                               ----------     ----------     ----------     --------
NET ASSET VALUE, END OF PERIOD                                 $    20.36     $    14.01     $    17.40     $  14.87
                                                               ==========     ==========     ==========     ========
Total Return (c)                                                    45.32%        (19.48)%        17.92%        7.52%(d)
                                                               ----------     ----------     ----------     --------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                         2.30%          2.39%          2.49%        2.06%(g)(h)
Net investment loss (f)                                             (1.91)%        (1.86)%        (1.78)%      (1.38)%(g)(h)
Reimbursement                                                          --             --             --           --
Portfolio turnover rate                                                 7%            31%            24%          45%(d)
Net assets at end of period (000's)                            $   66,175     $   37,478     $   27,722     $    685


(a) Class B Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Not annualized.

(e) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody fees paid indirectly had no impact.

(g) Annualized.

(h) The ratios of expenses and net investment loss to average net assets, previously reported as 1.82% and (1.14)% respectively, were revised to reflect all class specific expenses in this period.



                                                                (UNAUDITED)
                                                                 SIX MONTHS
CLASS C SHARES                                                 ENDED JUNE 30,
                                                               --------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2004
NET ASSET VALUE, BEGINNING OF PERIOD                           $        20.36
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                                 (0.20)
Net realized and unrealized gain (loss)                                  2.09
                                                               --------------
    Total from Investment Operations                                     1.89
                                                               --------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                                    --
                                                               --------------
    Total Distributions Declared to Shareholders                           --
                                                               --------------
NET ASSET VALUE, END OF PERIOD                                 $        22.25
                                                               ==============
Total Return (c)                                                         9.28%(d)(e)
                                                               --------------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                             2.21%(g)
Net investment loss (f)                                                 (1.84)%(g)
Reimbursement                                                            0.01%(g)
Portfolio turnover rate                                                    11%(d)
Net assets at end of period (000's)                            $       38,992



CLASS C SHARES                                                                YEAR ENDED DECEMBER 31,
                                                               -----------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      2003           2002           2001         2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                           $    14.01     $    17.40     $    14.87     $  13.83
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                             (0.32)         (0.29)         (0.30)       (0.03)
Net realized and unrealized gain (loss)                              6.67          (3.10)          2.96         1.07
                                                               ----------     ----------     ----------     --------
    Total from Investment Operations                                 6.35          (3.39)          2.66         1.04
                                                               ----------     ----------     ----------     --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                                --             --          (0.13)          --
                                                               ----------     ----------     ----------     --------
    Total Distributions Declared to Shareholders                       --             --          (0.13)          --
                                                               ----------     ----------     ----------     --------
NET ASSET VALUE, END OF PERIOD                                 $    20.36     $    14.01     $    17.40     $  14.87
                                                               ==========     ==========     ==========     ========
Total Return (c)                                                    45.32%        (19.48)%        17.92%        7.52%(d)
                                                               ----------     ----------     ----------     --------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                         2.30%          2.39%          2.49%        2.06%(g)(h)
Net investment loss (f)                                             (1.91)%        (1.86)%        (1.78)%      (1.38)%(g)(h)
Reimbursement                                                          --             --             --           --
Portfolio turnover rate                                                 7%            31%            24%          45%(d)
Net assets at end of period (000's)                            $   35,662     $   18,313     $   13,049     $    347


(a) Class C Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Not annualized.

(e) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody fees paid indirectly had no impact.

(g) Annualized.

(h) The ratios of expenses and net investment loss to average net assets, previously reported as 1.82% and (1.14)% respectively, were revised to reflect all class specific expenses in this period.

See accompanying notes to financial statements

1-800-922-6769

COLUMBIA ACORN INTERNATIONAL SELECT



                                                                (UNAUDITED)
                                                                 SIX MONTHS
CLASS A SHARES                                                 ENDED JUNE 30,
                                                               --------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2004
NET ASSET VALUE, BEGINNING OF PERIOD                           $        14.45
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)                                         0.01
Net realized and unrealized gain (loss)                                  1.07
                                                               --------------
    Total from Investment Operations                                     1.08
                                                               --------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                              (0.03)
From net realized gains                                                    --
                                                               --------------
    Total Distributions Declared to Shareholders                        (0.03)
                                                               --------------
NET ASSET VALUE, END OF PERIOD                                 $        15.50
                                                               ==============
Total Return (c)                                                         7.46%(d)(e)
                                                               --------------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                             1.80%(g)
Net investment income (loss) (f)                                         0.18%(g)
Reimbursement                                                            0.33%(g)
Portfolio turnover rate                                                    46%(e)
Net assets at end of period (000's)                            $        3,194



CLASS A SHARES                                                                   YEAR ENDED DECEMBER 31,
                                                               -----------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     2003            2002             2001            2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                           $   10.24       $   12.07        $   17.15        $   17.71
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)                                    0.03           (0.01)           (0.09)           (0.03)
Net realized and unrealized gain (loss)                             4.18           (1.82)           (4.90)           (0.53)
                                                               ---------       ---------        ---------        ---------
    Total from Investment Operations                                4.21           (1.83)           (4.99)           (0.56)
                                                               ---------       ---------        ---------        ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                            --              --            (0.01)              --
From net realized gains                                               --              --            (0.08)              --
                                                               ---------       ---------        ---------        ---------
    Total Distributions Declared to Shareholders                      --              --            (0.09)              --
                                                               ---------       ---------        ---------        ---------
NET ASSET VALUE, END OF PERIOD                                 $   14.45       $   10.24        $   12.07        $   17.15
                                                               =========       =========        =========        =========
Total Return (c)                                                   41.11%(d)      (15.16)%(d)      (29.17)%(d)       (3.16)%(e)
                                                               ---------       ---------        ---------        ---------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                        1.80%           1.80%            1.80%            1.68%(g)(h)
Net investment income (loss) (f)                                    0.24%          (0.09)%          (0.67)%          (1.18)%(g)(h)
Reimbursement                                                       0.44%           0.33%            0.23%              --
Portfolio turnover rate                                               69%            102%              82%              79%(e)
Net assets at end of period (000's)                            $   2,557       $   2,612        $   2,861        $   3,172


(a) Class A Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(e) Not annualized.

(f) The benefits derived from custody fees paid indirectly had no impact.

(g) Annualized.

(h) The ratios of expenses and net investment loss to average net assets, previously reported as 1.29% and (0.79)% respectively, were revised to reflect all class specific expenses in this period.



                                                                (UNAUDITED)
                                                                 SIX MONTHS
CLASS B SHARES                                                 ENDED JUNE 30,
                                                               --------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2004
NET ASSET VALUE, BEGINNING OF PERIOD                           $        14.12
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                                 (0.04)
Net realized and unrealized gain (loss)                                  1.04
                                                               --------------
    Total from Investment Operations                                     1.00
                                                               --------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                 --
From net realized gains                                                    --
                                                               --------------
    Total Distributions Declared to Shareholders                           --
                                                               --------------
NET ASSET VALUE, END OF PERIOD                                 $        15.12
                                                               ==============
Total Return (c)                                                         7.08%(d)(e)
                                                               --------------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                             2.45%(g)
Net investment loss (f)                                                 (0.50)%(g)
Reimbursement                                                            0.55%(g)
Portfolio turnover rate                                                    46%(e)
Net assets at end of period (000's)                            $        3,928



CLASS B SHARES                                                                   YEAR ENDED DECEMBER 31,
                                                               -----------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     2003              2002            2001           2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                           $   10.08         $   11.96       $   17.13       $   17.71
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                            (0.06)            (0.08)          (0.18)          (0.05)
Net realized and unrealized gain (loss)                             4.10             (1.80)          (4.90)          (0.53)
                                                               ---------         ---------       ---------       ---------
    Total from Investment Operations                                4.04             (1.88)          (5.08)          (0.58)
                                                               ---------         ---------       ---------       ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                            --                --           (0.01)             --
From net realized gains                                               --                --           (0.08)             --
                                                               ---------         ---------       ---------       ---------
    Total Distributions Declared to Shareholders                      --                --           (0.09)             --
                                                               ---------         ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD                                 $   14.12         $   10.08       $   11.96       $   17.13
                                                               =========         =========       =========       =========
Total Return (c)                                                   40.08%(d)        (15.72)%(d)     (29.73)%(d)      (3.27)%(e)
                                                               ---------         ---------       ---------       ---------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                        2.45%             2.45%           2.45%           2.33%(g)(h)
Net investment loss (f)                                            (0.52)%           (0.74)%         (1.32)%         (1.83)%(g)(h)
Reimbursement                                                       0.44%             0.33%           0.23%             --
Portfolio turnover rate                                               69%              102%             82%             79%(e)
Net assets at end of period (000's)                            $   3,162         $   1,835       $   2,069       $   1,551


(a) Class B Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(e) Not annualized.

(f) The benefits derived from custody fees paid indirectly had no impact.

(g) Annualized.

(h) The ratios of expenses and net investment loss to average net assets, previously reported as 1.94% and (1.44)% respectively, were revised to reflect all class specific expenses in this period.



                                                                (UNAUDITED)
                                                                 SIX MONTHS
CLASS C SHARES                                                 ENDED JUNE 30,
                                                               --------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2004
NET ASSET VALUE, BEGINNING OF PERIOD                           $        14.14
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                                 (0.05)
Net realized and unrealized gain (loss)                                  1.06
                                                               --------------
    Total from Investment Operations                                     1.01
                                                               --------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                 --
From net realized gains                                                    --
                                                               --------------
    Total Distributions Declared to Shareholders                           --
                                                               --------------
NET ASSET VALUE, END OF PERIOD                                 $        15.15
                                                               ==============
Total Return (c)                                                         7.14%(d)(e)
                                                               --------------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                             2.45%(g)
Net investment loss (f)                                                 (0.63)%(g)
Reimbursement                                                            0.32%(g)
Portfolio turnover rate                                                    46%(e)
Net assets at end of period (000's)                            $        2,094



CLASS C SHARES                                                                   YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     2003             2002             2001            2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                           $   10.09        $   11.97        $   17.14        $   17.71
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                            (0.05)           (0.08)           (0.18)           (0.05)
Net realized and unrealized gain (loss)                             4.10            (1.80)           (4.90)           (0.52)
                                                               ---------        ---------        ---------        ---------
    Total from Investment Operations                                4.05            (1.88)           (5.08)           (0.57)
                                                               ---------        ---------        ---------        ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                            --               --            (0.01)              --
From net realized gains                                               --               --            (0.08)              --
                                                               ---------        ---------        ---------        ---------
    Total Distributions Declared to Shareholders                      --               --            (0.09)              --
                                                               ---------        ---------        ---------        ---------
NET ASSET VALUE, END OF PERIOD                                 $   14.14        $   10.09        $   11.97        $   17.14
                                                               =========        =========        =========        =========
Total Return (c)                                                   40.14%(d)       (15.71)%(d)      (29.71)%(d)       (3.22)%(e)
                                                               ---------        ---------        ---------        ---------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                        2.45%            2.45%            2.45%            2.33%(g)(h)
Net investment loss (f)                                            (0.41)%          (0.74)%          (1.32)%          (1.83)%(g)(h)
Reimbursement                                                       0.44%            0.33%            0.23%              --
Portfolio turnover rate                                               69%             102%              82%              79%(e)
Net assets at end of period (000's)                            $   3,691        $   2,915        $   3,885        $   3,399


(a) Class C Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(e) Not annualized.

(f) The benefits derived from custody fees paid indirectly had no impact.

(g) Annualized.

(h) The ratios of expenses and net investment loss to average net assets, previously reported as 1.94% and (1.44)% respectively, were revised to reflect all class specific expenses in this period.

See accompanying notes to financial statements

COLUMBIA ACORN FAMILY OF FUNDS
    >FINANCIAL HIGHLIGHTS CONTINUED



COLUMBIA ACORN SELECT                        (UNAUDITED)
                                             SIX MONTHS
CLASS A SHARES                              ENDED JUNE 30,                        YEAR ENDED DECEMBER 31,
                                            -------------          ------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING
 THROUGHOUT EACH PERIOD                         2004                 2003            2002           2001          2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD        $       18.01          $   13.93       $   15.17      $   14.12      $  13.47
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                             (0.09)             (0.20)          (0.16)         (0.10)        (0.01)
Net realized and unrealized gain (loss)              1.38               4.37           (1.08)          1.18          0.86
                                            -------------          ---------       ---------      ---------      --------
   Total from Investment Operations                  1.29               4.17           (1.24)          1.08          0.85
                                            -------------          ---------       ---------      ---------      --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                             --                 --              --             --         (0.01)
From net realized gains                                --              (0.09)             --          (0.03)        (0.19)
                                            -------------          ---------       ---------      ---------      --------
   Total Distributions Declared
     to Shareholders                                   --              (0.09)             --          (0.03)        (0.20)
                                            -------------          ---------       ---------      ---------      --------
NET ASSET VALUE, END OF PERIOD              $       19.30          $   18.01       $   13.93      $   15.17      $  14.12
                                            =============          =========       =========      =========      ========
Total Return (c)                                     7.16%(d)(e)       29.95%          (8.17)%(e)      7.65%(e)      6.32%(d)
                                            -------------          ---------       ---------      ---------      --------
RATIOS TO AVERAGE NET ASSETS
Expenses                                             1.52%(f)(g)        1.63%(f)        1.70%(f)       1.70%         1.61%(f)(g)(h)
Net investment loss                                 (0.92)%(f)(g)      (1.15)%(f)      (1.11)%(f)     (0.79)%       (0.62)%(f)(g)(h)
Reimbursement                                        0.01%(g)             --            0.10%          0.18%           --
Portfolio turnover rate                                19%(d)             16%             40%            82%          116%(d)
Net assets at end of period (000's)         $     384,079          $ 264,679       $  31,742      $  11,900      $  3,267


(a) Class A Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from custody fees paid indirectly had no impact.

(g)  Annualized.

(h) The ratios of expenses and net investment loss to average net assets, previously reported as 0.76% and 0.23% respectively, were revised to reflect all class specific expenses in this period.



                                             (UNAUDITED)
                                             SIX MONTHS
CLASS B SHARES                              ENDED JUNE 30,                        YEAR ENDED DECEMBER 31,
                                            -------------          ------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING
 THROUGHOUT EACH PERIOD                         2004                 2003            2002           2001          2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD        $       17.64          $   13.73       $   15.05      $   14.10      $  13.47
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                             (0.16)             (0.29)          (0.25)         (0.20)        (0.01)
Net realized and unrealized gain (loss)              1.36               4.29           (1.07)          1.18          0.84
                                            -------------          ---------       ---------      ---------      --------
   Total from Investment Operations                  1.20               4.00           (1.32)          0.98          0.83
                                            -------------          ---------       ---------      ---------      --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                             --                 --              --             --         (0.01)
From net realized gains                                --              (0.09)             --          (0.03)        (0.19)
                                            -------------          ---------       ---------      ---------      --------
   Total Distributions Declared to
     Shareholders                                      --              (0.09)             --          (0.03)        (0.20)
                                            -------------          ---------       ---------      ---------      --------
NET ASSET VALUE, END OF PERIOD              $       18.84          $   17.64       $   13.73      $   15.05      $  14.10
                                            =============          =========       =========      =========      ========
Total Return (c)                                     6.80%(d)(e)       29.14%          (8.77)%(e)      6.95%(e)      6.17%(d)
                                            -------------          ---------       ---------      ---------      --------
RATIOS TO AVERAGE NET ASSETS
Expenses                                             2.30%(f)(g)        2.28%(f)        2.35%(f)       2.35%         2.26%(f)(g)(h)
Net investment loss                                 (1.70)%(f)(g)      (1.80)%(f)      (1.76)%(f)     (1.44)%       (1.27)%(f)(g)(h)
Reimbursement                                        0.01%(g)             --            0.10%          0.18%           --
Portfolio turnover rate                                19%(d)             16%             40%            82%          116%(d)
Net assets at end of period (000's)         $     156,718          $ 118,064       $  33,106      $  13,358      $  4,249


(a) Class B Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from custody fees paid indirectly had no impact.

(g)  Annualized.

(h) The ratios of expenses and net investment loss to average net assets, previously reported as 1.41% and (0.42)% respectively, were revised to reflect all class specific expenses in this period.



                                             (UNAUDITED)
                                             SIX MONTHS
CLASS C SHARES                              ENDED JUNE 30,                        YEAR ENDED DECEMBER 31,
--------------                              -------------          ------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING
 THROUGHOUT EACH PERIOD                         2004                 2003            2002           2001          2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD        $       17.64          $   13.73       $   15.05      $   14.10      $  13.47
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                             (0.15)             (0.30)          (0.25)         (0.20)        (0.01)
Net realized and unrealized gain (loss)              1.35               4.30           (1.07)          1.18          0.84
                                            -------------          ---------       ---------      ---------      --------
   Total from Investment Operations                  1.20               4.00           (1.32)          0.98          0.83
                                            -------------          ---------       ---------      ---------      --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                             --                 --              --             --         (0.01)
From net realized gains                                --              (0.09)             --          (0.03)        (0.19)
                                            -------------          ---------       ---------      ---------      --------
   Total Distributions Declared to
     Shareholders                                      --              (0.09)             --          (0.03)        (0.20)
                                            -------------          ---------       ---------      ---------      --------
NET ASSET VALUE, END OF PERIOD              $       18.84          $   17.64       $   13.73      $   15.05      $  14.10
                                            =============          =========       =========      =========      ========
Total Return (c)                                     6.80%(d)(e)       29.14%          (8.77)%(e)      6.95%(e)      6.17%(d)
                                            -------------          ---------       ---------      ---------      --------
RATIOS TO AVERAGE NET ASSETS
Expenses                                             2.25%(f)(g)        2.28%(f)        2.35%(f)       2.35%         2.26%(f)(g)(h)
Net investment loss                                 (1.65)%(f)(g)      (1.80)%(f)      (1.76)%(f)     (1.44)%       (1.27)%(f)(g)(h)
Reimbursement                                        0.01%(g)             --            0.10%          0.18%           --
Portfolio turnover rate                                19%(d)             16%             40%            82%          116%(d)
Net assets at end of period (000's)         $      89,703          $  64,212       $  10,919      $   4,945      $  1,070


(a) Class C Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody fees paid indirectly had no impact.

(g)  Annualized.

(h) The ratios of expenses and net investment loss to average net assets, previously reported as 1.41% and (0.42)% respectively, were revised to reflect all class specific expenses in this period.

See accompanying notes to financial statements

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


COLUMBIA ACORN FAMILY OF FUNDS
    > NOTES TO FINANCIAL STATEMENTS, (UNAUDITED)

1.   Nature of Operations

Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn USA, Columbia Acorn International Select and Columbia Acorn Select (the "Funds") are series of Columbia Acorn Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The investment objective of each Fund is to seek long-term growth of capital. The Funds may issue an unlimited number of shares. The Funds offer four classes of shares: Class A, Class B, Class C and Class Z.

     Class A shares are sold with a front-end sales charge. A contingent deferred sales charge ("CDSC") is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million.

     Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares are purchased.

     Class C shares are subject to a CDSC on redemptions made within one year after purchase.

     Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares. Generally, you may exchange your Class Z or Class A shares of the Fund for shares of another fund at no additional charge. However, if you exchange Class Z shares of Columbia Acorn International or Columbia Acorn International Select that you have owned 60 days or less for Class Z shares of a fund distributed by Columbia Funds Distributor, Inc., that does not have a redemption fee (including Columbia Acorn Fund, Columbia Acorn USA and Columbia Acorn Select), the Fund will charge you a redemption fee of 2% of the redemption proceeds. Exchanges between Columbia Acorn International and Columbia Acorn International Select (or a fund distributed by Columbia Funds Distributor, Inc. that has a redemption fee) will not be subject to the 2% redemption fee. In addition, if you redeem shares of Columbia Acorn International or Columbia Acorn International Select that you have owned 60 days or less, the Fund will charge you a redemption fee of 2% of redemption proceeds, with certain exceptions. See "Fund Policy on Trading of Fund Shares and Redemption Fees" as disclosed within the Funds' prospectus for more information.

     The financial highlights for Class Z shares are presented in a separate semi-annual report. The semi-annual financial statements for the Columbia Thermostat Fund, another Fund of the Trust, begins on page 73 of this report.

     Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of the relative net assets of all classes, except each class bears certain expenses unique to that class such as distribution services, transfer agent, and certain other class specific expenses. Differences in class expenses may result in payment of different dividend distributions for each class. All the share classes of the Trust have equal rights with respect to voting subject to class specific arrangements.

2.   Significant Accounting Policies

           >Security valuation

Securities of the Funds are valued at marked value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximates fair value. Securities for which quotations are not available are valued at a fair value as determined in good faith by the Board of Trustees. The Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a "fair value", that value is likely to be different from the last quoted market price for the security.

COLUMBIA ACORN FAMILY OF FUNDS
     >NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

     >Repurchase agreements

The Funds may engage in repurchase agreement transactions. The Funds, through their custodians, receive delivery of underlying securities collateralizing repurchase agreements. The Funds' investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     >Foreign currency translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

     >Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts on short-term debt obligations and long-term debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are reported on an identified cost basis.

     Awards from class action litigation may be recorded as a reduction of cost. If the Funds no longer own the applicable securities, the proceeds are recorded as realized gains.

     The Funds estimate components of distributions from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Results of operations for the year reflect a change in estimate of these components using more current tax reporting received from REIT investments. The change in estimate had no impact on each of the Fund's net assets.

     >Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

     >Financial instruments

Each Fund may purchase or sell exchange-traded financial futures contracts, which are contracts that obligate that Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Gains and losses are reflected as "Net Realized Gain
(Loss) on Futures" in the Statements of Operations. Additionally, each Fund, except for Columbia Acorn USA and Columbia Acorn Select, may engage in portfolio hedging with respect to changes in foreign currency exchange rates by entering into forward foreign currency contracts to purchase or sell foreign currencies. The Statements of Operations reflect gains and losses as realized for closed forward foreign currency contracts and unrealized for open contracts. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

     None of the Funds entered into any futures contracts or forward foreign currency contracts during the six months ended June 30, 2004.

     >Fund share valuation

Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading. All income, expenses (other than the Class A, Class B and Class C 12b-1 service and distribution fees, and Class A, Class B, Class C and Class Z shares Transfer Agent fees) and realized and unrealized gains (losses) of a fund are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Redemption fees are allocated to paid-in-capital of each class proportionately for the purposes of determining net asset value of each class.

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


     >Custody fees

Custody fees are reduced based on each Fund's cash balances maintained with the custodian. The amount is disclosed as a reduction of total expenses in the Statement of Operations.

     >Federal income taxes

The Funds have complied with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distribute all their taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

     >Foreign capital gains taxes

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 30%. The Funds accrue for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

     >Distributions to shareholders

Distributions to shareholders are recorded on the ex-date.

3.   FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended December 31, 2003 was as follows:

                                                                   LONG-
                                                                   TERM
                                                ORDINARY          CAPITAL
DECEMBER 31, 2003                                INCOME            GAINS
-----------------                             -------------    -------------
(IN THOUSANDS)

Columbia Acorn Fund                           $          --    $       9,917
Columbia Acorn International                          5,935               --
Columbia Acorn USA                                       --               --
Columbia Acorn International Select                      19               --
Columbia Acorn Select                                   736            3,445

For the year ended December 31, 2003, the following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                                COLUMBIA         COLUMBIA
YEAR OF                                           ACORN            ACORN
EXPIRATION                                    INTERNATIONAL         USA
----------                                    -------------    -------------
(IN THOUSANDS)

2009                                          $     111,479    $       3,035
2010                                                 76,335           10,064
2011                                                 48,476               --
                                              -------------    -------------
TOTAL                                         $     236,290    $      13,099

                                                                 COLUMBIA
                                                                   ACORN
YEAR OF                                                        INTERNATIONAL
EXPIRATION                                                        SELECT
----------                                                     -------------
(IN THOUSANDS)

2009                                                           $      23,084
2010                                                                  12,528
2011                                                                   2,488
                                                               -------------
TOTAL                                                          $      38,100

Columbia Acorn Fund and Columbia Acorn International have elected to mark-to-market their investments in Passive Foreign Investment Companies ("PFIC's") for federal income tax purposes. Gains and losses relating to PFIC's are treated as ordinary income for federal income tax purposes. A summary of transactions relating to PFIC's is as follows (in thousands):

COLUMBIA ACORN FUND
-------------------
Cumulative unrealized appreciation
on PFIC's recognized in prior years
at December 31, 2002                                           $         409

Unrealized appreciation (depreciation)
on PFIC's recognized for federal income
tax purposes during 2003                                                  --

Unrealized appreciation recognized in
prior years on PFIC's sold during 2003                                  (409)
                                                               -------------
Cumulative unrealized appreciation on
PFIC's carried forward at December 31, 2003                    $          --
                                                               -------------

COLUMBIA ACORN INTERNATIONAL
----------------------------
Cumulative unrealized appreciation
on PFIC's recognized in prior years
at December 31, 2002                                           $       7,225

Unrealized appreciation (depreciation)
on PFIC's recognized for federal income
tax purposes during 2003                                               1,215

Unrealized appreciation recognized in
prior years on PFIC's sold during 2003                                (7,225)
                                                               -------------
Cumulative unrealized appreciation on
PFIC's carried forward at December 31, 2003                    $       1,215
                                                               -------------

4.   TRANSACTIONS WITH AFFILIATES

Columbia Wanger Asset Management, L.P. ("Columbia WAM"), an indirect wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly-owned subsidiary of Bank of America Corporation ("BOA") furnishes continuing investment supervision to the Funds and is responsible for the overall management of the Funds' business affairs. Prior to April 1, 2004, Columbia Management Group, Inc. was a wholly-owned subsidiary of Fleet National Bank, which in turn was a wholly-owned subsidiary of FleetBoston Financial Corporation ("Fleet"). On April 1, 2004, Fleet was acquired by BOA.

COLUMBIA ACORN FAMILY OF FUNDS
     >NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

     Under the Funds' investment management agreement, fees are accrued daily and paid monthly to Columbia WAM at the annual rates shown in the table below for each fund.

COLUMBIA ACORN FUND
--------------------------------------------------------------------------------
Net asset value:
On the first $700 million                                               0.75%
Next $1.3 billion                                                       0.70%
Net assets in excess of $2 billion                                      0.65%

COLUMBIA ACORN INTERNATIONAL
--------------------------------------------------------------------------------
Net asset value:
On the first $100 million                                               1.20%
Next $400 million                                                       0.95%
Net assets in excess of $500 million                                    0.75%

COLUMBIA ACORN USA
--------------------------------------------------------------------------------
Net asset value:
On the first $200 million                                               0.95%
Net assets in excess of $200 million                                    0.90%

COLUMBIA ACORN INTERNATIONAL SELECT
--------------------------------------------------------------------------------
On average daily net assets:                                            0.95%

COLUMBIA ACORN SELECT
--------------------------------------------------------------------------------
On average daily net assets:                                            0.90%

Effective August 1, 2004:
Net asset value:
On the first $700 million                                               0.90%
Net assets in excess of $700 million                                    0.85%

     >Expense Limit

Columbia WAM has voluntarily agreed to reimburse the ordinary operating expenses (exclusive of 12b-1 service and distribution fees, interest, taxes and extraordinary expenses, if any) exceeding 1.45% of the average annual net assets for Columbia Acorn International Class A, Class B and Class C shares and 1.35% of the average annual net assets for Columbia Acorn Select Class A, Class B and Class C shares.

     Columbia WAM also provides administrative services to each Fund at an annual rate of 0.05% of average daily net assets.

     Effective August 1, 2004 Columbia WAM will receive an administration fee from the Funds, based on average daily net assets of the Trust, at the following annual rates:

COLUMBIA ACORN TRUST
--------------------
Average daily net asset value:
On the first $8 billion                                                 0.05%
Next $8 billion                                                         0.04%
Average daily net assets in excess of $16 billion                       0.03%

     Columbia Funds Distributor, Inc. ("CFDI"), an indirect wholly-owned subsidiary of BOA, is the Funds' principal underwriter and receives no compensation on the sale of Class Z shares.

     For the six months ended June 30, 2004, Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn USA, Columbia Acorn International Select and Columbia Acorn Select have been advised that CFDI retained $669,879 in underwriting discounts on the sale of Class A shares and received CDSCs of $16,312, $1,457,101, $109,925, respectively, on Class A, Class B and Class C share redemptions.

     Each Fund has adopted a 12b-1 plan which requires it to pay CFDI a monthly service fee equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The 12b-1 plan also requires each Fund to pay CFDI a monthly distribution fee equal to 0.10%, 0.75% and 0.75%, annually, of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Effective August 1, 2004, each Fund's Class A share 12b-1 fee was reduced to 25 basis points, resulting in the elimination of the 10 basis point distribution fee on Class A shares. In addition, each Fund's 12b-1 fee for Class B shares was reduced from 100 basis points to 85 basis points, decreasing the distribution portion of the 12b-1 fee to 60 basis points.

     Columbia Funds Services, Inc. (the "Transfer Agent"), an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $28.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. Effective February 1, 2004 the Transfer Agent made the decision to waive the reimbursement for certain out-of-pocket expenses. Prior to February 1, 2004, the Transfer Agent was entitled to receive a monthly transfer agent fee at the annual rate of 0.07% of the average daily net assets attributable to Class A, Class B and Class C shares plus flat-rate charges based on the number of shareholder accounts and transactions.

     Certain officers and trustees of the Trust are also officers of Columbia WAM. The Trust makes no direct payments to its officers and trustees who are affiliated with Columbia WAM. Trustees' fees and expenses paid by the Funds for the six months ended June 30, 2004 were as follows, including each Fund's portion of a special payment

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


to the chairman of the board of $25,000 for extraordinary time and effort spent on board matters during 2003:

--------------------------------------------------------------------------------
(IN THOUSANDS)

Columbia Acorn Fund                                            $         209
Columbia Acorn International                                              34
Columbia Acorn USA                                                        13
Columbia Acorn International Select                                        3
Columbia Acorn Select                                                      8
================================================================================

     The Trust provides a deferred compensation plan for its trustees. Under that plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust and represent an unfunded obligation of the Trust. The value of amounts deferred is determined by reference to the change in value of Class Z shares of one or more series of the Trust or a money market fund as specified by the trustee. Benefits under the deferred compensation plan are payable upon retirement.

     An affiliate may include any company in which a fund owns five percent or more of its outstanding voting securities. On June 30, 2004, Columbia Acorn Fund and Columbia Acorn USA each held five percent or more of the outstanding voting securities of one or more companies. Details of investments in those affiliated companies are presented on pages 33 and 47, respectively.

     During the six months ended June 30, 2004, the Funds engaged in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Directors/Trustees, and/or common Officers. Those transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and were as follows:

FUNDS                                           PURCHASES          SALES
--------------------------------------------------------------------------------
(IN THOUSANDS)

Columbia Acorn Fund                           $      27,980    $         741
Columbia Acorn International                          3,657           13,528
Columbia Acorn USA                                       --            1,111
Columbia Acorn International Select                     608            4,794
Columbia Acorn Select                                    --               --

5.   BORROWING ARRANGEMENTS

The Trust participates in a $150 million credit facility, which was entered into to facilitate portfolio liquidity. No amounts have been borrowed under this facility for the six months ended June 30, 2004.

6.   INVESTMENT TRANSACTIONS

The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 2004 were:

COLUMBIA ACORN FUND
--------------------------------------------------------------------------------
(IN THOUSANDS)

Investment securities
  Purchases                                                    $   1,694,313
  Proceeds from sales                                              1,235,992
================================================================================


COLUMBIA ACORN INTERNATIONAL
--------------------------------------------------------------------------------
(IN THOUSANDS)

Investment securities
  Purchases                                                    $     414,826
  Proceeds from sales                                                486,377
================================================================================


COLUMBIA ACORN USA
--------------------------------------------------------------------------------
(IN THOUSANDS)

Investment securities
  Purchases                                                    $      74,090
  Proceeds from sales                                                 78,807
================================================================================


COLUMBIA ACORN INTERNATIONAL SELECT
--------------------------------------------------------------------------------
(IN THOUSANDS)

Investment securities
  Purchases                                                    $      19,664
  Proceeds from sales                                                 20,833
================================================================================

COLUMBIA ACORN SELECT
--------------------------------------------------------------------------------
(IN THOUSANDS)

Investment securities
  Purchases                                                    $     296,012
  Proceeds from sales                                                153,883
================================================================================

7.   LEGAL PROCEEDINGS

The Securities and Exchange Commission (the "SEC"), the New York Attorney General (the "NYAG") and various other regulatory authorities are investigating late trading and market timing in mutual fund shares, and have sent information requests and subpoenas to certain affiliates of Columbia Management Group, Inc. ("CMG") (collectively, "Columbia"). These affiliates include CFDI, Columbia Management Advisors, Inc. ("CMA"), and Columbia WAM. CMA is the adviser to the Columbia Family of Funds, but is not the adviser to the Columbia Acorn Family of Funds. Columbia has not uncovered any instances where any of its affiliates were knowingly involved in late trading of mutual fund shares.

     On February 24, 2004, the SEC filed a civil complaint in the United States District Court for the District of Massachusetts against CFDI and CMA, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund

COLUMBIA ACORN FAMILY OF FUNDS
     >NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

shares. Also on February 24, 2004, the NYAG filed a civil complaint in New York Supreme Court, County of New York against CFDI and CMA alleging that CFDI and CMA had violated certain New York anti-fraud statutes. Both complaints are based on arrangements between 1998 and 2003 with nine investors for the trading of mutual fund shares. Neither complaint was filed against Columbia WAM nor the Columbia Acorn Family of Funds. However, the complaints against CFDI and CMA identified Columbia Acorn Fund, Columbia Acorn International and Columbia Acorn International Select as funds in which one or more of the nine investors invested. If either CFDI or CMA were unsuccessful in its defense of those proceedings, it could be barred from serving as a distributor or investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"), which could prevent CFDI from serving as the Funds' distributor and could affect the ability of an affiliated person of CFDI or CMA to serve as a distributor or investment adviser for any registered investment company. The Funds have been informed by CFDI that, in such a situation, it will seek exemptive relief from the SEC to permit it to continue to serve as the Funds' distributor. There is no assurance that such exemptive relief would be granted.

     On March 15, 2004, CFDI and CMA entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, CFDI and CMA agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring CFDI and CMA to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and fiduciary duties; and retention of an independent consultant to review CFDI's and CMA's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, Columbia has agreed to reduce mutual fund fees by $80 million over a five-year period.

     The Trust and Columbia WAM are defendants in several derivative and class action lawsuits that allege, in summary, defendants permitted investors to engage in improper trading of shares of various funds in violation of certain federal and state laws. The Trust and Columbia WAM are also defendants in a class action lawsuit that alleges, in summary, that the Trust and Columbia WAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Fund's net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). All of these lawsuits have been transferred to a federal court in Maryland, where they will be consolidated with similar suits in a Multi-District Litigation proceeding.

     The Trust and Columbia WAM are defendants in a class action lawsuit in Illinois state court similar to the Fair Valuation Lawsuit. Lastly, Columbia WAM is also defendant in a lawsuit alleging that Columbia WAM used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Funds over other mutual funds to investors. The complaint alleges Columbia WAM breached certain common law duties and federal laws.

     The Trust and Columbia WAM intend to defend these suits vigorously. The Trust does not believe that the pending actions will have a material adverse effect on the financial statements of any Fund, and Columbia WAM does not believe that the pending actions will have a material adverse effect on its ability to perform under its contracts with the Funds.

     As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.

     In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or Fleet (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

     For the six months ended June 30, 2004, CMG has assumed consulting services and fees incurred by the Funds in connection with these matters as follows:

--------------------------------------------------------------------------------
(IN THOUSANDS)

Columbia Acorn Fund                                            $         135
Columbia Acorn International                                              20
Columbia Acorn USA                                                         8
Columbia Acorn International Select                                        1
Columbia Acorn Select                                                     10
================================================================================

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COLUMBIA THERMOSTAT FUND
    >STATEMENT OF INVESTMENTS (UNAUDITED), JUNE 30, 2004

NUMBER OF SHARES
OR PRINCIPAL AMOUNT (000)                                        VALUE (000)
----------------------------------------------------------------------------

                >BOND FUNDS: 49.8%

        5,107   Columbia Intermediate Bond Fund,
                Class Z                                        $      45,657
        2,604   Columbia Federal Securities Fund,
                Class Z                                               27,416
        2,146   Columbia High Yield Fund, Class Z                     18,221
----------------------------------------------------------------------------
                TOTAL BOND FUNDS (COST: $92,408)                      91,294

                >STOCK FUNDS: 49.7%

        2,519   Columbia Growth Stock Fund,
                Class Z (b)                                           22,745
        1,345   Columbia Growth & Income Fund,
                Class Z                                               22,736
          746   Columbia Acorn Fund, Class Z                          18,320
          525   Columbia Mid-Cap Value Fund,
                Class Z (b)                                           13,694
          699   Columbia Acorn Select, Class Z (b)                    13,670
----------------------------------------------------------------------------
                TOTAL STOCK FUNDS (COST: $78,577)                     91,165

                >SHORT-TERM OBLIGATIONS: 0.5%

$       1,008   Repurchase Agreement with State
                  Street Bank & Trust, Co. Dated
                  6/30/04, Due 7/01/04 at 1.30%
                  Collateralized by Federal Home
                  Loan Mortgage Corporation,
                  Notes, Maturing 2/15/05, Market
                  Value $1,031 (Repurchase
                  proceeds: $1,008)                                    1,008
----------------------------------------------------------------------------
                (COST: $1,008)                                         1,008

                                                               -------------
TOTAL INVESTMENTS: 100.0%                                            183,467
                (COST: $171,993) (a)

CASH AND OTHER ASSETS LESS LIABILITIES: (0.0%)                           (55)

                                                               -------------
TOTAL NET ASSETS: 100%                                         $     183,412
============================================================================

>NOTES TO STATEMENT OF INVESTMENTS (IN THOUSANDS)

(a) At June 30, 2004, for federal income tax purposes cost of investments was the same and net unrealized appreciation was $11,474 consisting of gross unrealized appreciation of $12,704 and gross unrealized depreciation of $1,230.

COLUMBIA THERMOSTAT FUND
    >STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

JUNE 30, 2004
-------------------------------------------------------------------------------
(IN THOUSANDS)

ASSETS
Investments, at value (cost: $171,993)                         $        183,467

Receivable for:
   Investments sold                                                         463
   Fund shares sold                                                       1,023
   Dividends and interest                                                   347
Expense reimbursement due from Advisor                                       30
Other Assets                                                                  3
                                                               ----------------
   Total Assets                                                         185,333

LIABILITIES
Payable for:
   Investments purchased                                                    789
   Fund shares redeemed                                                     991
   Transfer agent fees                                                       16
   Custody fees                                                               4
   Registration & blue sky fees                                              14
   12b-1 Service & Distribution fees                                        100
   Legal & audit fees                                                         7
                                                               ----------------
   Total Liabilities                                                      1,921
                                                               ----------------
NET ASSETS                                                     $        183,412
                                                               ================
COMPOSITION OF NET ASSETS
Paid in capital                                                $        170,738
Undistributed net investment income                                       1,244
Accumulated net realized loss                                               (44)
Net unrealized appreciation on investments                               11,474
                                                               ----------------
NET ASSETS                                                     $        183,412
                                                               ================

Net asset value per share -- Class A (a)                       $          12.61
   (Net assets/shares)                                           ($67,687/5,370)

Maximum offering price per share -- Class A (b)                $          13.38
   (Net asset value per share/front-end sales charge)            ($12.61/0.9425)

Net asset value and offering price per share -- Class B (a)    $          12.58
   (Net assets/shares)                                           ($69,753/5,543)

Net asset value and offering price per share -- Class C (a)    $          12.58
   (Net assets/shares)                                           ($28,944/2,300)

Net asset value, offering and redemption price per
  share -- Class Z                                             $          12.63
   (Net assets/shares)                                           ($17,028/1,348)

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See accompanying notes to financial statements.

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


COLUMBIA THERMOSTAT FUND
    >STATEMENT OF OPERATIONS (UNAUDITED)
     FOR THE SIX MONTHS ENDED JUNE 30, 2004

(IN THOUSANDS)
----------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends from investment company shares                    $       1,947
   Interest income                                                         5
                                                               -------------
   Total Investment Income                                             1,952

EXPENSES:
Management fee                                                            80
Administration fee                                                        40
12b-1 Service and Distribution fees:
   Class A                                                                98
   Class B                                                               312
   Class C                                                               127
Transfer agent fees:
   Class A                                                                46
   Class B                                                                70
   Class C                                                                25
   Class Z                                                                15
Trustees fees                                                              1
Custody fees                                                              12
Registration & blue sky fees                                              59
Legal & audit fees                                                        14
Non-recurring costs (See Note 7)                                           2
Other expenses                                                            27
                                                               -------------
   Total expenses                                                        928
Less custody fees paid indirectly                                         --*
Less fees waived by Distributor                                          (28)
Less reimbursement of expenses by Advisor                               (190)
Non-recurring costs reimbursed (See Note 7)                               (2)
                                                               -------------
   Net Expenses                                                          708
                                                               -------------
   Net Investment Income                                               1,244

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
   Investments                                                           (28)
   Distributions from investment company shares                           23
                                                               -------------
   Net realized loss                                                      (5)
                                                               -------------
Net change in net unrealized appreciation on investments               2,195
                                                               -------------
   Net realized and unrealized gain                                    2,190
                                                               -------------
Net Increase in Net Assets resulting from Operations           $       3,434
                                                               =============
*Rounds to less than $500.

See accompanying notes to financial statements.

COLUMBIA THERMOSTAT FUND
    >STATEMENT OF CHANGES IN NET ASSETS


                                                                  (UNAUDITED)
                                                                   SIX MONTHS       YEAR ENDED
INCREASE IN NET ASSETS                                           ENDED JUNE 30,    DECEMBER 31,
------------------------------------------------------------------------------------------------
(IN THOUSANDS)                                                        2004           2003 (a)
OPERATIONS:
Net investment income                                            $        1,244    $        696
Net realized gain (loss) on investments and distributions from
investment company shares                                                    (5)            272
Net change in net unrealized appreciation on investments                  2,195           9,219
                                                                 --------------    ------------
  Net Increase from Operations                                            3,434          10,187

DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income -- Class A                                           --            (395)
  Net realized gain -- Class A                                              (89)            (21)
  Net investment income -- Class B                                           --            (108)
  Net realized gain -- Class B                                              (94)            (30)
  Net investment income -- Class C                                           --             (43)
  Net realized gain -- Class C                                              (40)            (10)
  Net investment income -- Class Z                                           --            (160)
  Net realized gain -- Class Z                                              (22)            (14)
                                                                 --------------    ------------
   Total Distributions to Shareholders                                     (245)           (781)

SHARE TRANSACTIONS:
  Subscriptions -- Class A                                               27,577          40,815
  Distributions reinvested -- Class A                                        80             373
  Redemptions -- Class A                                                 (3,455)         (1,441)
                                                                 --------------    ------------
  Net Increase -- Class A                                                24,202          39,747

  Subscriptions -- Class B                                               20,217          48,741
  Distributions reinvested -- Class B                                        86             125
  Redemptions -- Class B                                                 (3,207)         (1,176)
                                                                 --------------    ------------
  Net Increase -- Class B                                                17,096          47,690

  Subscriptions -- Class C                                                9,956          19,668
  Distributions reinvested -- Class C                                        34              44
  Redemptions -- Class C                                                 (1,584)         (1,015)
                                                                 --------------    ------------
  Net Increase -- Class C                                                 8,406          18,697

  Subscriptions -- Class Z                                                4,377           9,094
  Distributions reinvested -- Class Z                                        22             166
  Redemptions -- Class Z                                                 (1,809)         (1,023)
                                                                 --------------    ------------
  Net Increase -- Class Z                                                 2,590           8,237
                                                                 --------------    ------------
   Net Increase from Share Transactions                                  52,294         114,371
                                                                 --------------    ------------
Total Increase in Net Assets                                             55,483         123,777
                                                                 --------------    ------------

NET ASSETS:
Beginning of period                                                     127,929           4,152
                                                                 --------------    ------------
End of period                                                    $      183,412    $    127,929
                                                                 ==============    ============

UNDISTRIBUTED NET INVESTMENT INCOME                              $        1,244    $         --
                                                                 ==============    ============


(a) Class A, Class B and Class D commenced operations March 3, 2003. On October 13, 2003, Class D was redesignated Class C.

See accompanying notes to financial statements.

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



                                                                  (UNAUDITED)
                                                                   SIX MONTHS      PERIOD ENDED
CHANGES IN SHARES OF BENEFICIAL INTEREST:                        ENDED JUNE 30,    DECEMBER 31,
------------------------------------------------------------------------------------------------
(IN THOUSANDS)                                                        2004           2003 (a)
  Subscriptions -- Class A                                                2,219           3,529
  Shares issued in reinvestment and capital gains -- Class A                  7              31
  Less shares redeemed -- Class A                                          (293)           (123)
                                                                 --------------    ------------
  Net increase -- Class A                                                 1,933           3,437

  Subscriptions -- Class B                                                1,614           4,268
  Shares issued in reinvestment and capital gains -- Class B                  7              10
  Less shares redeemed -- Class B                                          (257)            (99)
                                                                 --------------    ------------
  Net increase -- Class B                                                 1,364           4,179

  Subscriptions -- Class C                                                  793           1,712
  Shares issued in reinvestment and capital gains -- Class C                  3               4
  Less shares redeemed -- Class C                                          (127)            (85)
                                                                 --------------    ------------
  Net increase -- Class C                                                   669           1,631

  Subscriptions -- Class Z                                                  349             821
  Shares issued in reinvestment and capital gains -- Class Z                  2              14
  Less shares redeemed -- Class Z                                          (146)            (91)
                                                                 --------------    ------------
  Net increase -- Class Z                                                   205             744
                                                                 --------------    ------------
Net increase in Shares of Beneficial Interest                             4,171           9,991
                                                                 --------------    ------------


(a) Class A, Class B and Class D commenced operations March 3, 2003. On October 13, 2003, Class D was redesignated Class C.

See accompanying notes to financial statements.

COLUMBIA THERMOSTAT FUND
    >FINANCIAL HIGHLIGHTS


                                                                  (UNAUDITED)          INCEPTION
                                                                   SIX MONTHS        MARCH 3, 2003
                                                                     ENDED              THROUGH
CLASS A SHARES                                                      JUNE 30,         DECEMBER 31,
                                                                 --------------      -------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD          2004               2003
NET ASSET VALUE, BEGINNING OF PERIOD                             $        12.30      $       10.10
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                                  0.12               0.18
Net realized and unrealized gain                                           0.21               2.15
                                                                 --------------      -------------
   Total from Investment Operations                                        0.33               2.33
                                                                 --------------      -------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                   --              (0.13)
From net realized gains                                                   (0.02)             (0.00)(b)
                                                                 --------------      -------------
   Total Distributions Declared to Shareholders                           (0.02)             (0.13)
                                                                 --------------      -------------
NET ASSET VALUE, END OF PERIOD                                   $        12.61      $       12.30
                                                                 ==============      =============
Total Return (c)(d)(e)                                                     2.66%             23.10%
                                                                 --------------      -------------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g)(h)                                                         0.50%              0.57%
Net investment income (g)(h)                                               1.95%              1.86%
Reimbursement (h)                                                          0.31%              0.66%
Portfolio turnover rate                                                      32%(e)             61%
Net assets at end of period (000's)                              $       67,687      $      42,271


(a) Per share data was calculated using average shares outstanding during the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(b)  Rounds to less than $0.01 per share.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f) Does not include expenses of the investment companies in which the Fund invests.

(g)  The benefits derived from custody fees paid indirectly had no impact.

(h)  Annualized.


                                                                  (UNAUDITED)          INCEPTION
                                                                   SIX MONTHS        MARCH 3, 2003
                                                                     ENDED              THROUGH
CLASS B SHARES                                                      JUNE 30,         DECEMBER 31,
                                                                 --------------      -------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD          2004               2003
NET ASSET VALUE, BEGINNING OF PERIOD                             $        12.32      $       10.10
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                                  0.07               0.10
Net realized and unrealized gain                                           0.21               2.16
                                                                 --------------      -------------
   Total from Investment Operations                                        0.28               2.26
                                                                 --------------      -------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                   --              (0.04)
From net realized gains                                                   (0.02)             (0.00)(b)
                                                                 --------------      -------------
   Total Distributions Declared to Shareholders                           (0.02)             (0.04)
                                                                 --------------      -------------
NET ASSET VALUE, END OF PERIOD                                   $        12.58      $       12.32
                                                                 ==============      =============
Total Return (c)(d)(e)                                                     2.25%             22.38%
                                                                 --------------      -------------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g)(h)                                                         1.25%              1.32%
Net investment income (g)(h)                                               1.20%              1.06%
Reimbursement (h)                                                          0.27%              0.66%
Portfolio turnover rate                                                      32%(e)             61%
Net assets at end of period (000's)                              $       69,753      $      51,501


(a) Per share data was calculated using average shares outstanding during the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(b)  Rounds to less than $0.01 per share.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f) Does not include expenses of the investment companies in which the Fund invests.

(g)  The benefits derived from custody fees paid indirectly had no impact.

(h)  Annualized.


                                                                  (UNAUDITED)          INCEPTION
                                                                   SIX MONTHS        MARCH 3, 2003
                                                                     ENDED              THROUGH
CLASS C SHARES                                                      JUNE 30,         DECEMBER 31,
                                                                 --------------      -------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD          2004               2003

NET ASSET VALUE, BEGINNING OF PERIOD                             $        12.32      $       10.10
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                                  0.07               0.11
Net realized and unrealized gain                                           0.21               2.15
                                                                 --------------      -------------
   Total from Investment Operations                                        0.28               2.26
                                                                 --------------      -------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                   --              (0.04)
From net realized gains                                                   (0.02)             (0.00)(b)
                                                                 --------------      -------------
   Total Distributions Declared to Shareholders                           (0.02)             (0.04)
NET ASSET VALUE, END OF PERIOD                                   $        12.58      $       12.32
                                                                 ==============      =============
Total Return (c)(d)(e)                                                     2.25%             22.38%
                                                                 --------------      -------------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g)(h)                                                         1.25%              1.32%
Net investment income (g)(h)                                               1.20%              1.10%
Reimbursement (h)                                                          0.24%              0.66%
Portfolio turnover rate                                                      32%(e)             61%
Net assets at end of period (000's)                              $       28,944      $      20,087


(a) Per share data was calculated using average shares outstanding during the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(b)  Rounds to less than $0.01 per share.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f) Does not include expenses of the investment companies in which the Fund invests.

(g)  The benefits derived from custody fees paid indirectly had no impact.

(h)  Annualized.

See accompanying notes to financial statements.

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


COLUMBIA THERMOSTAT FUND
    >NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   Nature of Operations

Columbia Thermostat Fund (the "Fund"), a series of Columbia Acorn Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust, commenced operations September 25, 2002. The Fund may issue an unlimited number of shares. The Fund currently offers four classes of shares:
Class A, Class B, Class C and Class Z. On October 13, 2003, Class D was redesignated Class C.

     Class A shares are sold with a front-end sales charge. A contingent deferred sales charge ("CDSC") may be assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million.

     Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares are purchased.

     Class C shares are subject to a CDSC on redemptions made within one year after purchase.

     Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares.

     The financial highlights for Class Z shares are presented in a separate semi-annual report. The semi-annual report for the other series of the Trust is also included in this report.

     The investment objective of the Fund is to provide long-term total return. The Fund pursues its investment objective by investing in shares of other mutual funds. As a `fund of funds', under normal circumstances, the Fund allocates at least 95% of its net assets among a selected group of stock and bond mutual funds (the "Portfolio Funds") according to the current level of the Standard & Poor's 500 Stock Index in relation to predetermined ranges set by the Fund's investment adviser. As of June 30, 2004, the Fund invested in five stock Portfolio Funds (Columbia Acorn Fund, Columbia Acorn Select Fund, Columbia Growth & Income Fund, Columbia Mid-Cap Value Fund and Columbia Growth Stock
Fund) and three bond Portfolio Funds (Columbia Federal Securities Fund, Columbia Intermediate Bond Fund and Columbia High-Yield Fund). The Fund may also invest up to 5% of its net assets plus any cash received that day in cash, repurchase agreements, high quality short-term paper and government securities.

2.   Significant Accounting Policies

     >Security valuation

Investments in Portfolio Funds are valued at their net asset value as reported by the underlying funds. High quality short-term paper and government securities having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximates fair value.

     >Repurchase agreements

The Fund may engage in repurchase agreement transactions. The Fund, through its custodian, receives delivery of underlying securities collateralizing each repurchase agreement. The Fund's investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     >Security transactions and investment income

Portfolio Fund transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income and realized gain distributions from other funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts on short-term debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are reported on an identified cost basis. Awards from class action litigation may be recorded as a reduction of cost by Portfolio Funds. If the Portfolio Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

     >Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

     >Fund share valuation

Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading. All income, expenses (other than Class A, Class B and Class C 12b-1 service and distribution fees, and Class A, Class B, Class C and Class Z Transfer Agent fees) and realized and

COLUMBIA THERMOSTAT FUND
    >NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

unrealized gains (losses) of the Fund are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

         >Custody fees

The custody fees are reduced based on the Fund's cash balance maintained with the custodian. The amount is disclosed as a reduction of total expenses in the Statement of Operations.

         >Federal income taxes

The Fund has complied with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distributes all of its taxable income, as well as any net realized gain on sales of Portfolio Fund shares and any distributions of net realized gains received by the Fund from its Portfolio Funds, reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

         >Distributions to Shareholders

Distributions to shareholders are recorded on the ex-date.

3.   FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended December 31, 2003 was as follows:

                                                ORDINARY         LONG-TERM
                                                 INCOME        CAPITAL GAINS
--------------------------------------------------------------------------------
(IN THOUSANDS)
                                              $         771    $          10

4.   TRANSACTIONS WITH AFFILIATES

Columbia Wanger Asset Management, L.P. ("Columbia WAM"), an indirect wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly-owned subsidiary of Bank of America Corporation ("BOA") furnishes continuing investment supervision to the Fund and is responsible for the overall management of the Fund's business affairs. Prior to April 1, 2004, Columbia Management Group, Inc. was a wholly-owned subsidiary of Fleet National Bank, which in turn was a wholly-owned subsidiary of FleetBoston Financial Corporation ("Fleet"). On April 1, 2004, Fleet was acquired by BOA.

     Under the Fund's investment management agreement, fees are accrued daily and paid monthly to Columbia WAM at the annual rate of 0.10% of the Fund's average daily net assets.

         >Expense Limit

Columbia WAM has agreed to voluntarily reimburse the direct operating expenses (exclusive of 12b-1 service and distribution fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) exceeding 0.60% of the average annual net assets of the Fund's Class A, Class B and Class C shares. Effective August 1, 2003, Columbia WAM agreed to contractually reimburse the direct operating expenses (exclusive of 12b-1 service and distribution fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) exceeding 0.25% of the average annual net assets of the Fund's Class A, Class B and Class C shares.

     Columbia WAM also provides administrative services to the Fund at an annual rate of 0.05% of average daily net assets.

     Effective August 1, 2004 Columbia WAM will receive an administration fee from the Fund, based on the average daily net assets of the Trust, at the following annual rates:

COLUMBIA ACORN TRUST
--------------------------------------------------------------------------------
Average daily net asset value:
On the first $8 billion                                                0.05%
Next $8 billion                                                        0.04%
Average daily net assets in excess of $16 billion                      0.03%

     Columbia Funds Distributor, Inc. ("CFDI"), an indirect wholly-owned subsidiary of BOA, is the Fund's principal underwriter and receives no compensation on the sale of Class Z shares.

     For the six months ended June 30, 2004, the Fund has been advised that CFDI retained $108,017 in underwriting discounts on the sale of Class A shares and received CDSCs of $34, $71,173 and $6,621 on Class A, Class B and Class C share redemptions, respectively.

     The Fund has adopted a 12b-1 plan which requires it to pay CFDI a monthly service fee equal to 0.25% annually, of the average daily net assets attributable to Class A, Class B and Class C shares. The 12b-1 plan also requires the Fund to pay CFDI a monthly distribution fee equal to 0.10%, 0.75%, 0.75%, annually, of the average daily net asset attributable to Class A, Class B and Class C shares, respectively. For Class A shares the Fund may pay distribution and service fees up to a maximum of 0.35% annually of the Fund's average daily net assets (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services)

1-800-922-6769
but will limit such fees to an aggregate of not more than 0.25% during the current fiscal year. Effective August 1, 2004, the Fund's Class A share 12b-1 fee was reduced to 25 basis points, resulting in the elimination of the 10 basis point distribution fee on Class A shares. In addition, the Fund's 12b-1 fee for Class B shares was reduced from 100 basis points to 85 basis points, decreasing the distribution portion of the 12b-1 fee to 60 basis points.

     Columbia Funds Services, Inc. (the "Transfer Agent"), an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $28.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. Effective February 1, 2004 the Transfer Agent made the decision to waive the reimbursement for certain out-of-pocket expenses. Prior to February 1, 2004, the Transfer Agent was entitled to receive a monthly transfer agent fee at the annual rate of 0.07% of the average daily net assets attributable to Class A, Class B and Class C shares plus flat-rate charges based on the number of shareholder accounts and transactions.

     Certain officers and trustees of the Trust are also officers of Columbia WAM. The Trust makes no direct payments to its officers and trustees who are affiliated with Columbia WAM. Trustees' fees and expenses paid by the Fund for the six months ended June 30, 2004, including the Fund's portion of a special payment to the chairman of the board of $25,000 for extraordinary time and effort spent on board matters during 2003, were $1,240.

5.   BORROWING ARRANGEMENTS

The Trust participates in a $150,000,000 credit facility, which was entered into to facilitate portfolio liquidity. No amounts have been borrowed under this facility for the six months ended June 30, 2004.

6.   INVESTMENT TRANSACTIONS

The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 2004 were:

(IN THOUSANDS)
--------------------------------------------------------------------------------
    Purchases                                                  $     103,922
    Proceeds from sales                                        $      50,510
================================================================================

7.   LEGAL PROCEEDINGS

The Securities and Exchange Commission (the "SEC"), the New York Attorney General (the "NYAG") and various other regulatory authorities are investigating late trading and market timing in mutual fund shares, and have sent information requests and subpoenas to certain affiliates of Columbia Management Group, Inc. ("CMG") (collectively, "Columbia"). These affiliates include CFDI, Columbia Management Advisors, Inc. ("CMA"), and Columbia WAM. CMA is the adviser to the Columbia Family of Funds, but is not the adviser to the Columbia Acorn Family of Funds. Columbia has not uncovered any instances where any of its affiliates were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the SEC filed a civil complaint in the United States District Court for the District of Massachusetts against CFDI and CMA, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the NYAG filed a civil complaint in New York Supreme Court, County of New York against CFDI and CMA alleging that CFDI and CMA had violated certain New York anti-fraud statutes. Both complaints are based on arrangements between 1998 and 2003 with nine investors for the trading of mutual fund shares. Neither complaint was filed against Columbia WAM nor the Columbia Acorn Family of Funds. However, the complaints against CFDI and CMA identified Columbia Acorn Fund, Columbia Acorn International and Columbia Acorn International Select as funds in which one or more of the nine investors invested. If either CFDI or CMA were unsuccessful in its defense of those proceedings, it could be barred from serving as a distributor or investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"), which could prevent CFDI from serving as the Fund's distributor and could affect the ability of an affiliated person of CFDI or CMA to serve as a distributor or investment adviser for any registered investment company. The Funds have been informed by CFDI that, in such a situation, it will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's

COLUMBIA THERMOSTAT FUND
    >NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

distributor. There is no assurance that such exemptive relief would be granted.

     On March 15, 2004, CFDI and CMA entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, CFDI and CMA agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring CFDI and CMA to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and fiduciary duties; and retention of an independent consultant to review CFDI's and CMA's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, Columbia has agreed to reduce mutual fund fees by $80 million over a five-year period.

     The Trust and Columbia WAM are defendants in several derivative and class action lawsuits that allege, in summary, defendants permitted investors to engage in improper trading of shares of various funds in violation of certain federal and state laws. The Trust and Columbia WAM are also defendants in a class action lawsuit that alleges, in summary, that the Trust and Columbia WAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Fund's net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). All of these lawsuits have been transferred to a federal court in Maryland, where they will be consolidated with similar suits in a Multi-District Litigation proceeding.

     The Trust and Columbia WAM are defendants in a class action lawsuit in Illinois state court similar to the Fair Valuation Lawsuit. Lastly, Columbia WAM is also defendant in a lawsuit alleging that Columbia WAM used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Funds over other mutual funds to investors. The complaint alleges Columbia WAM breached certain common law duties and federal laws.

     The Trust and Columbia WAM intend to defend these suits vigorously. The Trust does not believe that the pending actions will have a material adverse effect on the financial statements of any Fund, and Columbia WAM does not believe that the pending actions will have a material adverse effect on its ability to perform under its contracts with the Funds.

     As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Fund.

     In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or Fleet (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

     For the six months ended June 30, 2004, CMG has assumed $1,830 consulting services and fees incurred by the Fund in connection with these matters.

1-800-922-6769

CHANGE IN INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Effective April 13, 2004, the audit committee of the Trust requested that Ernst & Young LLP ("E&Y") resign as the auditors of the Funds. Also effective July 14, 2004, upon the recommendation of the audit committee, the Trust selected PricewaterhouseCoopers LLP ("PWC") as independent registered public accounting firm to audit the books and records of each Fund for its fiscal year ending December 31, 2004. The cessation of the relationship with E&Y was based on the impairment of E&Y's independence resulting from the consummation of the merger of FleetBoston Financial Corporation and Bank of America Corporation and accordingly, E&Y's ability to provide audit services to the Funds.

     E&Y's report on the financial statements of each Fund for the past two years did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to E&Y's satisfaction, would have caused it to make reference to that matter in connection with its report.

COLUMBIA ACORN FAMILY OF FUNDS CLASS A, B AND C SHARE INFORMATION

MINIMUM INITIAL INVESTMENT IN
COLUMBIA ACORN INTERNATIONAL,
COLUMBIA ACORN INTERNATIONAL
SELECT, COLUMBIA ACORN SELECT,
COLUMBIA THERMOSTAT FUND              $ 1,000
                                      $ 1,000 FOR AN IRA
MINIMUM INITIAL INVESTMENT
IN COLUMBIA ACORN FUND
AND COLUMBIA ACORN USA                $ 50,000

MINIMUM SUBSEQUENT
INVESTMENT                            $ 50

EXCHANGE FEE                          NONE

COLUMBIA ACORN FUND                             CLASS A    CLASS B    CLASS C
     Management Fees                               0.66%      0.66%      0.66%
     Distribution and Service (12b-1) Fees         0.35%      1.00%      1.00%
     Other Expenses                                0.24%      0.33%      0.30%
                                                -------    -------    -------
     Expense Ratio                                 1.25%      1.99%      1.96%

COLUMBIA ACORN INTERNATIONAL                    CLASS A    CLASS B    CLASS C
     Management Fees                               0.82%      0.82%      0.82%
     Distribution and Service (12b-1) Fees         0.35%      1.00%      1.00%
     Other Expenses                                0.33%      0.50%      0.38%
                                                -------    -------    -------
     Expense Ratio                                 1.50%      2.32%      2.20%

COLUMBIA ACORN USA                              CLASS A    CLASS B    CLASS C
     Management Fees                               0.91%      0.91%      0.91%
     Distribution and Service (12b-1) Fees         0.35%      1.00%      1.00%
     Other Expenses                                0.27%      0.36%      0.30%
                                                -------    -------    -------
     Expense Ratio                                 1.53%      2.27%      2.21%

COLUMBIA ACORN INTERNATIONAL SELECT             CLASS A    CLASS B    CLASS C
     Management Fees                               0.95%      0.95%      0.95%
     Distribution and Service (12b-1) Fees         0.35%      1.00%      1.00%
     Other Expenses                                0.50%      0.50%      0.50%
                                                -------    -------    -------
     Expense Ratio                                 1.80%      2.45%      2.45%

COLUMBIA ACORN SELECT                           CLASS A    CLASS B    CLASS C
     Management Fees                               0.90%      0.90%      0.90%
     Distribution and Service (12b-1) Fees         0.35%      1.00%      1.00%
     Other Expenses                                0.27%      0.40%      0.35%
                                                -------    -------    -------
     Expense Ratio                                 1.52%      2.30%      2.25%

COLUMBIA THERMOSTAT*                            CLASS A    CLASS B    CLASS C
     Management Fees                               0.10%      0.10%      0.10%
     Distribution and Service (12b-1) Fees         0.25%      1.00%      1.00%
     Other Expenses                                0.15%      0.15%      0.15%
                                                -------    -------    -------
     Expense Ratio                                 0.50%      1.25%     1.25%

Fees and expenses are for the six months ended June 30, 2004 and for Columbia Acorn International Select and Columbia Thermostat Fund include the effect of Columbia Wanger Asset Management's undertaking to reimburse those funds for any ordinary operating expenses, exclusive of 12b-1 service and distribution fees, interest, taxes and extraordinary expenses, if any, exceeding 1.45% and 0.25% of their average net assets, respectively. The expense limitation for Columbia Acorn International Select is voluntary and can be terminated by either the Fund or Columbia Wanger Asset Management, L.P. on 30 days' notice. Columbia Thermostat Fund's reimbursement arrangement is contractual through April 30, 2005. The Fund's adviser and/or affiliates have contractually agreed to waive a portion of "other expenses" through April 30, 2005. Effective August 1, 2004, each Fund's Class A share 12b-1 fee was reduced to 25 basis points, resulting in the elimination of the 10 basis point distribution fee on Class A shares. In addition, each Fund's 12b-1 fee for Class B shares was reduced from 100 basis points to 85 basis points, decreasing the distribution portion of the 12b-1 fee to 60 basis points.

* Expenses for Columbia Thermostat do not include estimated fees and expenses of 0.94% incurred by the Fund from the underlying portfolio funds.

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


COLUMBIA ACORN
--------------------------------------------------------------------------------
       FAMILY OF FUNDS

TRUSTEES

Robert E. Nason
CHAIRMAN

Margaret Eisen
Leo A. Guthart
Jerome Kahn, Jr.
Steven N. Kaplan
David C. Kleinman
Charles P. McQuaid
Allan B. Muchin
Ralph Wanger
John A. Wing

OFFICERS

Charles P. McQuaid
PRESIDENT

Ben Andrews
VICE PRESIDENT

Michael G. Clarke
ASSISTANT TREASURER

J. Kevin Connaughton
ASSISTANT TREASURER

P. Zachary Egan
VICE PRESIDENT

Kenneth A. Kalina
ASSISTANT TREASURER

Bruce H. Lauer
VICE PRESIDENT, SECRETARY AND TREASURER

Louis J. Mendes
VICE PRESIDENT

Robert A. Mohn
VICE PRESIDENT

Todd M. Narter
VICE PRESIDENT

Christopher J. Olson
VICE PRESIDENT

Vincent P. Pietropaolo
ASSISTANT SECRETARY

Robert P. Scales
CHIEF COMPLIANCE OFFICER, VICE PRESIDENT
GENERAL COUNSEL AND CHIEF LEGAL OFFICER

INVESTMENT ADVISER

Columbia Wanger Asset Management, L.P.
227 West Monroe Street, Suite 3000
Chicago, Illinois 60606
1-800-922-6769

DISTRIBUTOR

Columbia Funds Distributor, Inc.
One Financial Center
Boston, Massachusetts 02111-2621

TRANSFER AGENT, DIVIDEND DISBURSING AGENT

Columbia Funds Services, Inc.
P.O. Box 8081
Boston, Massachusetts 02266-8081
1-800-345-6611

LEGAL COUNSEL

Bell, Boyd & Lloyd LLC
Chicago, Illinois

THIS REPORT, INCLUDING THE SCHEDULES OF INVESTMENTS, IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF COLUMBIA ACORN TRUST. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS. AN INVESTOR SHOULD CAREFULLY CONSIDER CHARGES AND EXPENSES BEFORE INVESTING. TO OBTAIN A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION, PLEASE CALL (800) 922-6769 OR VISIT OUR WEBSITE (SHOWN BELOW). PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUNDS USE TO DETERMINE HOW TO VOTE PROXIES RELATING TO THEIR PORTFOLIO SECURITIES IS AVAILABLE (I) WITHOUT CHARGE, UPON REQUEST, BY CALLING 800-922-6769 AND (II) ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

Find out what's new - visit our web site at:
www.columbiafunds.com

OUR E-MAIL ADDRESS IS:
serviceinquiries@columbiamanagement.com

SHAREHOLDERS SHOULD NOT INCLUDE PERSONAL INFORMATION SUCH AS ACCOUNT NUMBERS, SOCIAL SECURITY NUMBERS OR TAXPAYER IDENTIFICATION NUMBERS IN E-MAIL. WE ARE UNABLE TO ACCEPT ACCOUNT TRANSACTIONS SENT VIA E-MAIL.

1-800-922-6769

DIRECTIONS TO THE 2004 COLUMBIA ACORN FUNDS SHAREHOLDER INFORMATION MEETING

FROM THE SOUTH:

Take 1-57 (which merges with I-94, also known as the Dan Ryan Expressway). Take the Dan Ryan into Chicago. Follow the signs for the Kennedy (I-90/94) Expressway West. Travel on the Kennedy and exit using the Monroe Street exit. Turn right
(east) from the exit onto Monroe Street. Proceed east to LaSalle Street and turn right (south).

FROM THE NORTH:

Take the Kennedy Expressway (I-90/94) south to Chicago. Exit at Jackson Boulevard. Turn left (east) from the exit onto Jackson Boulevard. Proceed east on Jackson to LaSalle Street.

FROM THE WEST:

Take the Eisenhower Expressway (I-290) from the west. This becomes Congress Parkway in the city. Bear right (south) off of Congress onto Franklin Street. Turn right (east) on Jackson Boulevard. Proceed east on Jackson to LaSalle Street.

FROM THE SOUTHWEST:

Take the Stevenson Expressway (I-55). Exit to the Kennedy Expressway (North-Wisconsin). Travel on the Kennedy and exit using the Monroe Street exit. Turn right (east) from the exit onto Monroe Street. Proceed east to LaSalle Street and turn right (south).

PARKING INFORMATION

There is no parking in the Bank of America Building but several public parking lots are located within two blocks of the building. The South Loop Self Park is located at 318 S. Federal Street. Traders Self Park is located at 326 S. Wells Street. Both lots are marked on the map on the inside front cover of this report.

For directions using public transportation, call (312) 836-7000 for CTA travel information or visit the CTA website at www.transitchicago.com. For Metra information call (312) 322-6777 during business hours or find information at www.metrarail.com.

COLUMBIA ACORN FUNDS SEMIANNUAL REPORT, JUNE 30, 2004

                                                           [U.S. Postage Stamp]

[EAGLE HEAD LOGO] COLUMBIA FUNDS

                  A MEMBER OF COLUMBIA MANAGEMENT GROUP

                  (C)2004 COLUMBIA FUNDS DISTRIBUTOR, INC.
                  ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
                  800.345.6611 WWW.COLUMBIAFUNDS.COM





                                               ACN-03/220S-06/04 (08/04) 04/1956

                                            LOOK INSIDE FOR THE DATE
                                            AND NEW LOCATION
                                            OF THE 2004 COLUMBIA
                                            ACORN FUNDS SHAREHOLDER
                                            INFORMATION MEETING.



   COLUMBIA ACORN FAMILY OF FUNDS
   CLASS Z SHARES
   SEMIANNUAL REPORT
   JUNE 30, 2004

   MANAGED BY COLUMBIA WANGER ASSET MANAGEMENT, L.P.                   2



                                            COLUMBIA ACORN FUND
                                            COLUMBIA ACORN INTERNATIONAL
                                            COLUMBIA ACORN USA
                                            COLUMBIA ACORN INTERNATIONAL SELECT
                                            COLUMBIA ACORN SELECT
                                            COLUMBIA THERMOSTAT FUND

PLEASE JOIN US FOR THE 2004 COLUMBIA ACORN FUNDS SHAREHOLDER INFORMATION MEETING

                                      WHEN
                               September 28, 2004
                                  9:00 a.m. CST

                              NEW MEETING LOCATION
                                 Bank of America
                            LaSalle Room, 21st Floor
                              231 S. LaSalle Street
                                Chicago, IL 60604

                          REFRESHMENTS WILL BE SERVED.

The Bank of America Building is bordered by LaSalle Street on the west, Clark Street on the east and Jackson Boulevard on the South. The building is easily accessible by public transportation and is near Chicago Metra stations. See the map below for the exact location.

                              RSVP BY SEPTEMBER 21

PLEASE CALL US AT (800) 922-6769 BY SEPTEMBER 21 IF YOU PLAN TO ATTEND. To comply with security requirements, we must provide Bank of America building management with a list of guests attending the meeting. Calling to RSVP should prevent security delays at the door on the day of the event.

TO ACCESS THE 21ST FLOOR MEETING ROOM, YOU MAY CHECK IN AT THE SECURITY DESK LOCATED ON THE LASALLE STREET SIDE OF THE BUILDING LOBBY. YOU WILL NEED TO PRESENT A VALID PICTURE ID (SUCH AS A DRIVER'S LICENSE) TO BUILDING SECURITY FOR ADMITTANCE TO THE MEETING FLOOR.

We hope you will join us to meet your Columbia Acorn Funds' portfolio managers, analysts and your fellow shareholders. Presentations will offer market updates and provide in-depth information on your Columbia Acorn investments. A question and answer period will follow the presentations.

                             [IMAGE OF LOCATION MAP]

FOR DIRECTIONS AND PARKING INFORMATION, PLEASE SEE THE INSIDE BACK COVER OF THIS REPORT.

COLUMBIA ACORN FAMILY OF FUNDS SEMIANNUAL REPORT 2004
     TABLE OF CONTENTS

Columbia Acorn Family of Funds
     Performance At A Glance                                            2

Squirrel Chatter: Why The Heck Should We
     Own Small-cap Stocks?                                              3

COLUMBIA ACORN FUND

     In a Nutshell                                                      6
     At a Glance                                                        7
     Major Portfolio Changes                                           18
     Statement of Investments                                          21

COLUMBIA ACORN INTERNATIONAL

     In a Nutshell                                                      8
     At a Glance                                                        9
     Major Portfolio Changes                                           33
     Statement of Investments                                          35
     Portfolio Diversification                                         39

COLUMBIA ACORN USA

     In a Nutshell                                                     10
     At a Glance                                                       11
     Major Portfolio Changes                                           40
     Statement of Investments                                          41

COLUMBIA ACORN INTERNATIONAL SELECT

     In a Nutshell                                                     12
     At a Glance                                                       13
     Major Portfolio Changes                                           46
     Statement of Investments                                          47
     Portfolio Diversification                                         49

COLUMBIA ACORN SELECT

     In a Nutshell                                                     14
     At a Glance                                                       15
     Major Portfolio Changes                                           50
     Statement of Investments                                          51

COLUMBIA THERMOSTAT FUND

     In a Nutshell                                                     16
     At a Glance                                                       17
     Statement of Investments                                          70
     Statement of Assets and Liabilities                               71
     Statement of Operations                                           72
     Statement of Changes in Net Assets                                73
     Financial Highlights                                              75
     Notes to Financial Statements                                     76

COLUMBIA ACORN FAMILY OF FUNDS

     Statements of Assets and Liabilities                              54
     Statements of Operations                                          55
     Statements of Changes in Net Assets                               56
     Financial Highlights                                              60
     Notes to Financial Statements                                     64

     Change in Independent Registered
       Public Accounting Firm                                          80
     Columbia Acorn Family of Funds Information                        81
     Board of Trustees and
       Management of Acorn                                             84

     > MID-YEAR DISTRIBUTIONS

The following table details the funds' mid-year distributions. The record date was June 2, 2004, and the payable date was June 3, 2004. Columbia Acorn USA and Columbia Acorn Select did not have any mid-year distributions.



                                                          COLUMBIA ACORN
                          COLUMBIA ACORN  COLUMBIA ACORN   INTERNATIONAL      COLUMBIA
                               FUND       INTERNATIONAL       SELECT       THERMOSTAT FUND
                          --------------  --------------  --------------   ---------------
Long-term Capital Gains       $0.0283          None            None            $0.0028
Short-term Capital Gains       None            None            None            $0.0145
Income Dividend                None          $0.2498         $0.0678            None
Reinvestment Price            $23.87          $23.50          $15.21           $12.45


THE DISCUSSION IN THIS REPORT OF PORTFOLIO COMPANIES IS FOR ILLUSTRATION ONLY AND IS NOT A RECOMMENDATION OF INDIVIDUAL STOCKS. THE INFORMATION IS BELIEVED TO BE ACCURATE, BUT THE INFORMATION AND THE VIEWS OF THE PORTFOLIO MANAGERS MAY CHANGE AT ANY TIME WITHOUT NOTICE AND THE PORTFOLIO MANAGERS MAY ALTER A FUND'S PORTFOLIO HOLDINGS BASED ON THESE VIEWS AND THE FUND'S CIRCUMSTANCES AT THAT TIME.

COLUMBIA ACORN FAMILY OF FUNDS
     >PERFORMANCE AT A GLANCE CLASS Z AVERAGE ANNUAL TOTAL RETURNS
      THROUGH 6/30/04



                               2ND*      YEAR TO*        1            3           5            10            LIFE
                             QUARTER       DATE         YEAR        YEARS       YEARS         YEARS        OF FUND
-----------------------------------------------------------------------------------------------------------------
COLUMBIA ACORN
FUND (6/10/70)                  1.65%       8.99%      35.90%       10.23%     13.94%         15.65%        16.34%
-----------------------------------------------------------------------------------------------------------------
S&P 500                         1.72%       3.44%      19.11%       -0.69%     -2.20%         11.83%        12.05%
-----------------------------------------------------------------------------------------------------------------
Russell 2500                    0.34%       6.24%      32.21%       7.40%       8.47%         13.08%           NA
-----------------------------------------------------------------------------------------------------------------
Russell 2000                    0.47%       6.76%      33.37%       6.24%       6.63%         10.93%           NA
-----------------------------------------------------------------------------------------------------------------
Lipper Small-Cap
Core Funds Index                1.56%       7.76%      32.80%       7.22%       9.85%         12.48%           NA
-----------------------------------------------------------------------------------------------------------------
Lipper Mid-Cap
Core Funds Index                1.05%       5.51%      26.28%       4.34%       7.50%         12.47%           NA
-----------------------------------------------------------------------------------------------------------------
COLUMBIA ACORN
INTERNATIONAL (9/23/92)         1.77%       8.78%      41.42%       7.33%       5.48%          8.62%        11.38%
-----------------------------------------------------------------------------------------------------------------
Citigroup EMI
Global ex-US                   -0.24%       9.52%      44.13%       13.29%      6.22%          4.42%         6.83%
-----------------------------------------------------------------------------------------------------------------
MSCI EAFE                       0.22%       4.56%      32.37%       3.87%       0.02%          4.06%         6.29%
-----------------------------------------------------------------------------------------------------------------
Lipper Int'l Small-
Cap Funds Index                 1.27%      11.16%      45.62%       12.44%      9.03%            NA            NA
-----------------------------------------------------------------------------------------------------------------
COLUMBIA ACORN USA
(9/4/96)                        4.67%       9.85%      34.66%       7.62%      10.20%            --         14.42%
-----------------------------------------------------------------------------------------------------------------
Russell 2000                    0.47%       6.76%      33.37%       6.24%       6.63%            --          8.97%
-----------------------------------------------------------------------------------------------------------------
Lipper Small-Cap
Core Funds Index                1.56%       7.76%      32.80%       7.22%       9.85%            --         10.29%
-----------------------------------------------------------------------------------------------------------------
S&P 500                         1.72%       3.44%      19.11%       -0.69%     -2.20%            --          8.99%
-----------------------------------------------------------------------------------------------------------------
COLUMBIA ACORN INT'L
SELECT (11/23/98)               0.70%       7.68%      38.45%       5.06%       4.01%            --          8.70%
-----------------------------------------------------------------------------------------------------------------
Citigroup World ex-US
Cap Range $2-10B               -1.23%       7.29%      42.32%       10.36%      6.19%            --          7.23%
-----------------------------------------------------------------------------------------------------------------
MSCI EAFE                       0.22%       4.56%      32.37%       3.87%       0.02%            --          1.49%
-----------------------------------------------------------------------------------------------------------------
Lipper International
Funds Index                    -1.08%       3.86%      29.36%       3.93%       1.54%            --          2.98%
-----------------------------------------------------------------------------------------------------------------
COLUMBIA ACORN
SELECT (11/23/98)               1.93%       7.42%      20.40%      10.47%      10.62%            --         14.74%
-----------------------------------------------------------------------------------------------------------------
S&P MidCap 400                  0.97%       6.08%      27.98%       6.58%       9.05%            --         11.40%
-----------------------------------------------------------------------------------------------------------------
Lipper Mid-Cap
Growth Index                    1.32%       5.28%      23.14%      -2.76%       0.19%            --          5.31%
-----------------------------------------------------------------------------------------------------------------
S&P 500                         1.72%       3.44%      19.11%      -0.69%      -2.20%            --          1.11%
-----------------------------------------------------------------------------------------------------------------
COLUMBIA THERMOSTAT
FUND (9/25/02)                 -0.18%       2.74%      12.91%         --          --             --         15.08%
-----------------------------------------------------------------------------------------------------------------
S&P 500                         1.72%       3.44%      19.11%         --          --             --         22.82%
-----------------------------------------------------------------------------------------------------------------
Lehman U.S Credit
Intermediate Bond Index        -2.82%      -0.08%       0.44%         --          --             --          5.61%
-----------------------------------------------------------------------------------------------------------------
Lehman U.S. Govt.
Intermediate Bond Index        -2.30%      -0.15%      -0.48%         --          --             --          1.99%
-----------------------------------------------------------------------------------------------------------------
Lipper Flexible
Portfolio Funds Index          -0.11%       2.25%      14.64%         --          --             --         17.58%
-----------------------------------------------------------------------------------------------------------------


*Not annualized.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN A FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. VISIT COLUMBIAFUNDS.COM FOR DAILY UPDATES.

DESCRIPTION OF INDEXES: S&P 500 is a broad, market-weighted average of U.S. blue-chip company stock performance. S&P MIDCAP 400 is a broad market-weighted index of 400 stocks that are in the next size/tier down from the S&P 500. RUSSELL 2000 is a market-weighted index of 2000 smaller U.S. companies, formed by taking the largest 3,000 companies and eliminating the largest 1,000. RUSSELL 2500 is the smallest 2,500 U.S. companies from this same group. CITIGROUP EMI GLOBAL EX-US is the bottom 20% of institutionally investable capital of developed and emerging countries, selected by index sponsor, outside the U.S. MSCI EAFE is Morgan Stanley's Europe, Australasia and Far East Index, a widely recognized international benchmark that comprises 20 major markets in proportion to world stock market capitalization. CITIGROUP WORLD EX-US CAP RANGE $2-$10B is a subset of the Broad Market Index, representing a mid-cap developed market index excluding the U.S. LIPPER INDEXES include the largest funds tracked by Lipper, Inc. in the named category. LIPPER MID-CAP GROWTH INDEX, 30 mid-cap growth funds; LIPPER MID-CAP CORE FUNDS INDEX, 30 mid-cap core funds; LIPPER INTERNATIONAL FUNDS INDEX, 30 largest non-U.S. funds, not including non-U.S. small-cap funds; LIPPER INTERNATIONAL SMALL-CAP FUNDS INDEX, 10 largest non-U.S. funds investing in small-cap companies, including Columbia Acorn International; LIPPER SMALL-CAP CORE FUNDS INDEX, 30 largest small-cap core funds, including Columbia Acorn Fund. LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX is an equal dollar weighted index of the 30 largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper. LEHMAN U.S. GOVERNMENT INTERMEDIATE BOND INDEX is made up of 1 to 10 year treasury and agency bonds, excluding targeted investor notes and state and local government series bonds. The LEHMAN U.S. CREDIT INTERMEDIATE BOND INDEX is the intermediate component of the U.S. Credit Index. The U.S. Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. All indexes are unmanaged and returns include reinvested distributions. A more complete description of each index is included in the Fund's statement of additional information. It is not possible to invest directly in an index.

>SQUIRREL CHATTER: WHY THE HECK SHOULD WE OWN SMALL-CAP STOCKS?

[Photo of Ralph Wanger]

     I often get asked the question, "Why own small caps rather than the great American blue chip companies?" My answer is that many of the so-called blue chip companies remind me of the Rolling Stones: Once great but 30 years past their prime.

     The rapid change and growth of the past 30 years created today's corporate behemoths. But that was then. The world has moved on and the environment is different. This creates a big problem for old giants as the market embraces new companies that are able to adapt to the world as it is now. The cycle of creation, growth, maturity and decline can be seen in all companies.

     One of the most successful companies for generations was Eastman Kodak. Today people are switching from film cameras to digital cameras so Kodak's expertise in making film is fast becoming obsolete. The company is trying desperately to figure out how to survive in today's world but it is likely to be a considerably smaller and less profitable company in the years to come.

     In the computer industry, IBM was once considered so dominant that the government brought an antitrust action against the company to keep it from completely dominating the world. Well, IBM does not dominate the world, but the antitrust settlement was not the reason for it. IBM had a lock on the mainframe computer market but PC networks rendered IBM's position irrelevant. IBM is still a big company but it is no longer dominant in the computer industry.

     We also see a great deal of American manufacturing moving overseas, especially to China. An example is Levi's, a famous brand that was synonymous with blue jeans. Today Levi's no longer manufactures, distributes or designs blue jeans anywhere. Levi's owns the brand and collects royalties but the rest of the business has been turned over to a Hong Kong company named Li & Fung. Li & Fung outsources the entire production process for Levi's jeans.

     This is not the first time foreign markets have encroached upon U.S. manufacturing. Twenty years ago we were worried about Japan. In area after area, Japanese companies were knocking off U.S. companies. Ford and General Motors were suddenly marginalized when Toyota came on the scene. General Motors has gone from the most powerful company in the United States to what we consider an unhealthy company with low profits and a poor balance sheet.

     Today, the Internet has created new businesses like Ebay, Expedia, and Amazon and put enormous pressure on old-line companies. Voice over Internet protocol is likely to do the same thing to the telephone industry that digital cameras did to Kodak. Free phone calls via the Internet is not the pricing model that big phone companies have in mind. The music industry has been severely hurt by file sharing online just as the post office and FedEx are losing market share to email. There is a great deal of innovation required to keep a business sound in today's technology-driven world.

     One business crushed by the Internet was Encyclopedia Britannica. Believe it or not, there was a time when research was conducted using books. Now, we Google. Few of us have a set of Encyclopedia Britannica at home today. Thirty years ago, we would have. Tornadoes blow away houses everyday that would have been safe if they only had three hundred pounds of encyclopedias ballasting the living room like we used to.

     Big companies not only have to manage technological change, but they have to do it in a world of union contracts that have seriously complicated their ability to change with the times. They must also continually adapt to political and regulatory changes. Sarbanes-Oxley requirements, for example, have increased accounting costs for companies.

     We think one of the next big battles already underway is with large pharmaceutical companies. It's fairly well known that you can buy prescription drugs cheaper in Canada than you can in the United States. Foreign countries have discovered that they can "free ride" on American-company drug prices because they don't have to pay for research and development (R&D). Some people are working to figure out how to increase the amount of drugs imported from Canada but it makes no sense to make a product in Indianapolis, ship it to Toronto, and then ship it back to Indianapolis. Government regulation may soon require that U.S. pharmaceutical companies price drugs sold in the U.S. market the same as those sent to foreign markets. Perhaps, if drug-company R&D is retained, a subsidy will be issued by the government to cover that cost. If this happens, major drug companies will find their profits severely reduced. The drug industry, which was the center of institutional portfolios for the last 50 years because of steady, stable growth, may be less attractive over the next couple of decades. This sort of shift has happened before.

     Forty years ago electric utilities served as the stable growth base for institutional portfolios. I can remember having arguments with Duff and Phelps analysts about whether Commonwealth Edison would have a six-percent growth rate or a six-and-a-half-percent growth rate in the future. The distinction seemed to be makeable, reasonable and important. Today, electric utilities don't have long-term growth rates. They are highly cyclical businesses with profits that can be variable from one year to the next and are now considered anything but the base of a stable growth portfolio. While our funds don't own big pharmaceutical companies or big electric utilities, we think there will always be small companies that find ways to make money and grow as the old favorites peak and start to mature and decline.

     What kinds of things do the Columbia Acorn Funds look for in small-cap investing? We've found opportunities in the financial area. We believe regional banks and savings and loans have the potential to grow and prosper. Sometimes this occurs because they are in areas where giant banks haven't shown up yet. Here in Chicago, a few very large banks headquartered elsewhere dominate the city's banking industry. Still, some people prefer to bank at smaller local banks where they are treated more as a customer than an account number. Some of the smaller banks we own in our funds are Glacier Bancorp in Montana, Republic in Michigan, and Peoples Bank Bridgeport in Connecticut. These companies will often prosper on their own. If they are taken over by one of the big banks, the funds would make a profit that way.

     Specialty retail is also an interesting area for the small-cap investor. Retail is dominated by large shopping malls. If someone can formulate a new retail idea and prove it out with a half-dozen stores, it doesn't take very long to increase from five stores to 500 because malls always look for new hot concepts. Some of the companies we own that have done well are Christopher & Banks, Chico's FAS, Hot Topic, Cheesecake Factory and AFC Enterprises.

     An investor may want to look for companies that have very strong brands such as Procter & Gamble and Gillette. Don't make the mistake of thinking smaller companies lack recognizable brands. One of Columbia Acorn Fund's most successful stocks has been Harley-Davidson, the only brand that we can think of that people tattoo on their bodies. Coach, a top brand in leather goods, is another small-cap stock owned in the funds. We also own Scotts in lawn care; International Speedway in NASCAR racing; Carnival in cruise lines and Weight Watchers in weight watching.

     What we look for in all of these companies is what we call a "reason to own." We need to find a factor that we believe will give a company a reason to prosper over a long period of time. Our favorite theme under "reason to own" is Downstream from Technology. Making microchips is a very important business but when you get into the manufacturing of high-tech devices, it is notoriously competitive with very short product life cycles, a high degree of price competition and the profitability of these companies is often very short lived. It is hard to prosper in a business when you must cut prices 30% every year. We think it is better to own companies that are CUSTOMERS of these electronic companies. Getty Images is downstream from technology and one of our favorite stocks. The company sells photography over the Internet. They have 2.6 million photos that you can search for by subject and download at a moderate price. If you want to do an ad with a photo of a retired couple walking on the beach, buying one of Getty's pictures can save you the money and time required to create the same shot.

     Other downstream stocks that have done well for our funds include Zebra Technologies, a manufacturer of bar code printers, and International Game Technology (IGT). IGT has taken a low-priced, microprocessor and used it to create an electronic slot machine, capitalizing on the American people's willingness to spend about $30 an hour to play a fairly dull video game. This willingness also has created the modern gaming industry, which has spread into most states across the country.

1-800-922-6769
                                        4

     Not all technology is electronic. Nektar Therapeutics uses biotech and technology to generate inhaleable insulin to treat diabetes, one of the most serious health problems facing Americans. We believe anyone who can change insulin therapy from injections to some less objectionable form is likely to have a good business.

     Small growth companies may succeed because they grow in the niche areas between the giants. Of course, not all small companies work but when they do, there is potential for significant gains. Columbia Acorn Fund profits on stocks such as IGT and Harley-Davidson have been on the order of 100:1. A good idea, a hard-working entrepreneur, and long-term equity owners should continue to partner together to build winning companies in the future.


/s/ Ralph Wanger

Ralph Wanger
FOUNDER, ADVISOR AND TRUSTEE
COLUMBIA WANGER ASSET MANAGEMENT, L.P.


--------------------------------------------------------------------------------
THIS ESSAY WAS TAKEN FROM A SPEECH GIVEN BY RALPH WANGER AT THE THINKEQUITY CONFERENCE HELD IN CHICAGO ON JUNE 22, 2004.

AS OF JUNE 30, 2004, FUND POSITIONS IN THE COMPANIES MENTIONED WERE: LI & FUNG:
COLUMBIA ACORN FUND, 0.1%; COLUMBIA ACORN INTERNATIONAL SELECT FUND, 1.6%. GLACIER BANCORP: COLUMBIA ACORN FUND, 0.5%. REPUBLIC: COLUMBIA ACORN FUND, 0.2%. PEOPLES BANK BRIDGEPORT: COLUMBIA ACORN FUND, 0.8%. CHRISTOPHER & BANKS:
COLUMBIA ACORN FUND, 0.5%; COLUMBIA ACORN USA, 0.8%. CHICO'S FAS: COLUMBIA ACORN FUND, 0.9%. HOT TOPIC: COLUMBIA ACORN FUND, 0.2%. CHEESECAKE FACTORY: COLUMBIA ACORN FUND, 0.1%. AFC ENTERPRISES: COLUMBIA ACORN FUND, 0.3%. HARLEY-DAVIDSON:
COLUMBIA ACORN FUND, 0.9%; COLUMBIA ACORN SELECT, 6.3%. COACH: COLUMBIA ACORN FUND, 1.0%; COLUMBIA ACORN USA, 0.4%; COLUMBIA ACORN SELECT, 2.9%. SCOTTS
COMPANY: COLUMBIA ACORN FUND, 0.5%; COLUMBIA ACORN USA, 1.4%. INTERNATIONAL SPEEDWAY MOTORS: COLUMBIA ACORN FUND, 0.3%; COLUMBIA ACORN USA, 0.6%; COLUMBIA ACORN SELECT, 2.3%. CARNIVAL: COLUMBIA ACORN FUND, 0.2%. WEIGHT WATCHERS:
COLUMBIA ACORN FUND, 0.2%; COLUMBIA ACORN USA, 0.3%; COLUMBIA ACORN SELECT, 2.9%. GETTY IMAGES: COLUMBIA ACORN FUND, 0.6%; COLUMBIA ACORN USA, 0.8%. ZEBRA
TECHNOLOGIES: COLUMBIA ACORN FUND, 0.3%; COLUMBIA ACORN USA, 1.9%. INTERNATIONAL GAME TECHNOLOGY: COLUMBIA ACORN FUND, 2.1%. NEKTAR THERAPEUTICS: COLUMBIA ACORN FUND, 0.2%; COLUMBIA ACORN USA, 0.9%.

COMPANIES THAT WERE MENTIONED BUT NOT LISTED ABOVE WERE NOT HELD BY ANY OF THE COLUMBIA ACORN FUNDS AS OF JUNE 30, 2004.

THE COMPANIES NAMED ARE FOR ILLUSTRATION PURPOSES ONLY AND ARE NOT INTENDED TO BE A RECOMMENDATION TO BUY OR SELL ANY STOCK.

COLUMBIA ACORN FUND
     > IN A NUTSHELL

[Photo of Charles P. McQuaid]            [Photo of Robert A. Mohn]

     Columbia Acorn Fund rose 1.65% in the second quarter, somewhat more than its smaller cap benchmarks and in line with the large-cap S&P 500. In the first half of 2004, Columbia Acorn grew 8.99%, beating all of its benchmarks (see Page 2 for performance data). Performance for both periods was helped by our investments in energy. We also profited from good stock picking.

     On the advice of our energy analyst, Jason Selch, we had built energy to about 9% of the Fund--nearly twice the energy weighting of the Russell 2500 Index. Energy prices remained high, and both our large weighting and fine stock selection paid off. Quicksilver hit pay dirt, and was Columbia Acorn's largest percentage winner in both periods, rising about 73% in the quarter and doubling in the half. XTO Energy was the Fund's largest dollar winner year-to-date, gaining over $200 million for shareholders while rising 32%. Other energy successes included Western Gas and Ultra Petroleum, each up more than 24% in the quarter and 35% in the half.

     Other excellent stock picks included Rogers, a provider of electronic components, up on fine earnings. Retailer Urban Outfitters also jumped, as amazing sales increases drove earnings. Cell phone service provider Western Wireless benefited from growth overseas. Each of these stocks jumped at least 24% in the quarter and 57% in the half.

     Gaming stocks were volatile. International Game Technology was Columbia Acorn's largest dollar winner in the first quarter but its largest dollar loser in the second, despite making its growth targets. For the half, it rose 9%. We trimmed the stock due to valuation concerns, locking in fantastic gains. Alliance Gaming gained 30% in the first quarter, but dropped 47% in the second quarter on lower earnings expectations. Technology was tough year-to-date, as gains in hardware stocks were more than offset by drops in the Fund's software and service companies. After a 49% gain in the first quarter, Skillsoft Publishing retreated 41% on an order shortfall.

     Columbia Acorn's foreign stocks rose 2.42% in the quarter and 10.02% in the half. Gambro, a leading worldwide dialysis provider, and Rhoen-Klinikum, a leading private hospital company in Germany, each rose more than 25% in the quarter. United Kingdom-based Tullow Oil gained 49% in the half. We've built the Fund's foreign stock position to 15% of assets, and plan to stay near this level since we believe foreign stocks appear attractive.

     Most of the Fund's companies are reporting what we consider good business conditions and excellent earnings gains. Macro economic concerns recently have kept a lid on stock prices. We hope that earnings gains will rule in the future.

/s/ Charles P. McQuaid              /s/ Robert A. Mohn

Charles P. McQuaid                  Robert A. Mohn
LEAD PORTFOLIO MANAGER              CO-PORTFOLIO MANAGER


DEMOGRAPHY IS DESTINY
--------------------------------------------------------------------------------
The baby boomer population continues to provide investment opportunities. Baby boomers are aging worldwide and many are becoming obese. Age plus obesity has caused an epidemic of diabetes. This disease often causes kidney failure. Gambro, headquartered in Sweden, operates dialysis centers and sells renal products in many parts of the world. Columbia Wanger Asset Management analyst Stephen Kusmierczak concluded that Gambro was improving its cost structure and enhancing its sales mix. He saw through goodwill amortization charges and valued the stock based on free cash flow. When Stephen's research indicated that the market expectations concerning Medicare dialysis reimbursement may be unduly pessimistic, we added to Columbia Acorn Fund's position. Good research paid off as Gambro's stock rose 30% in the second quarter.

INVESTMENTS IN SMALL-CAP COMPANIES MAY BE SUBJECT TO GREATER VOLATILITY AND PRICE FLUCTUATIONS BECAUSE THEY MAY BE THINLY TRADED AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES. INVESTMENTS IN FOREIGN SECURITIES HAVE SPECIAL RISKS, INCLUDING POLITICAL OR ECONOMIC INSTABILITY, HIGHER COSTS, DIFFERENT REGULATIONS, ACCOUNTING STANDARDS, TRADING PRACTICES AND LEVELS OF INFORMATION, AND CURRENCY EXCHANGE RATE FLUCTUATIONS.

AS OF 6/30/04, THE FUND'S POSITIONS IN THE HOLDINGS MENTIONED WERE: QUICKSILVER, 0.3%; XTO ENERGY, 1.8%; WESTERN GAS, 0.7%; ULTRA PETROLEUM, 0.7%; ROGERS, 0.3%; URBAN OUTFITTERS, 0.4%; WESTERN WIRELESS, 0.7%; INTERNATIONAL GAME TECHNOLOGY, 2.1%; ALLIANCE GAMING, 0.4%; SKILLSOFT PUBLISHING, 0.6%; RHOEN-KLINIKUM, 0.2%; TULLOW OIL, 0.3%; GAMBRO, 0.2%.

1-800-922-6769
                                        6

COLUMBIA ACORN FUND
     >AT A GLANCE                                           TICKER SYMBOL: ACRNX

PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (CLASS Z)
     >through June 30, 2004

                            YEAR
                          TO DATE*    1 YEAR     5 YEARS    10 YEARS
                          --------    ------     -------    --------
Returns before taxes       8.99%       35.90%     13.94%     15.65%

Returns after taxes        8.97        35.86      12.26      13.54
on distributions

Returns after taxes        5.87        23.39      11.37      12.80
on distributions and
sale of fund shares

S&P 500 (pretax)           3.44        19.11      -2.20      11.83

Russell 2500 (pretax)      6.24        32.21       8.47      13.08

Russell 2000 (pretax)      6.76        33.37       6.63      10.93

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of fund shares reflect the additional tax impact of long-term gains or losses realized when fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for class Z shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale.

*Year to date data not annualized.

COLUMBIA ACORN FUND PORTFOLIO DIVERSIFICATION
     >as a % of net assets, as of June 30, 2004

[PIE CHART]

Consumer Goods/Services                       21.8%
Industrial Goods/Services                     13.5%
Finance                                       12.3%
Other*                                         6.7%
Health Care                                    9.1%
Energy/Minerals                                9.1%
Real Estate                                    2.6%
Information                                   24.9%
     Software/Services                        11.6%
     Computer Related Hardware                 8.0%
     Media                                     2.1%
     Telecommunications                        3.2%

*Other includes cash and other assets less liabilities of 5.7%. Foreign equities within the portfolio were 15.0% diversified by country as follows: 9.0% Europe; 1.7% Asia without Japan; 2.0% Canada; 1.3% Japan; 0.5% Australia/New Zealand; 0.5% Latin America.

THE VALUE OF A $10,000 INVESTMENT IN COLUMBIA ACORN FUND (CLASS Z)
     >June 10, 1970 through June 30, 2004

This graph compares the results of $10,000 invested in Columbia Acorn Fund at inception on June 10, 1970 to the S&P 500 Stock Index, a broad, market-weighted average of U.S. blue-chip company stock performance. The index is unmanaged and returns for both the index and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. The graph and table do not reflect tax deductions that a shareholder would pay on Fund distributions or the sale of Fund shares.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. VISIT COLUMBIAFUNDS.COM FOR DAILY UPDATES.

COLUMBIA ACORN FUND NAV ON 6/30/04: $24.56
TOTAL NET ASSETS: $12,289.6 MILLION

[MOUNTAIN CHART]

                           AVERAGE ANNUAL TOTAL RETURN
                    ------------------------------------------
                     1 YEAR   5 YEARS  10 YEARS  LIFE OF FUND
                     35.90%   13.94%    15.65%      16.34%

                 COLUMBIA
                  ACORN
                   FUND           S&P 500
              -------------    -------------
6/10/70           9694.96         9819.82
6/30/70          10517.20        10575.00
7/31/70          11223.10        11081.10
8/31/70          12022.80        11481.20
9/30/70          11916.20        11385.80
10/31/70         12169.40        11962.10
11/30/70         13586.70        12676.20
12/31/70         14953.40        13224.70
1/31/71          15837.70        13378.40
2/28/71          17020.50        13905.70
3/31/71          18230.50        14446.20
4/30/71          17275.90        13881.80
5/31/71          17397.30        13928.20
6/30/71          17289.40        13389.00
7/31/71          17640.10        13908.30
8/31/71          17571.50        13846.10
9/30/71          16516.40        13304.20
10/31/71         15677.70        13306.80
11/30/71         17828.50        14489.90
12/31/71         18652.50        14788.00
1/31/72          19648.80        15197.40
2/29/72          20119.20        15323.30
3/31/72          20672.70        15426.60
4/30/72          20824.90        15731.30
5/31/72          20562.00        15425.30
6/30/72          19521.50        15498.10
7/31/72          19129.90        16070.50
8/31/72          18962.10        16029.40
9/30/72          18920.10        16218.90
10/31/72         19745.20        17000.50
11/30/72         19367.60        17241.70
12/31/72         18270.10        16984.60
1/31/73          16883.50        16385.80
2/28/73          16563.50        16399.00
3/31/73          15055.00        15373.60
4/30/73          13637.80        15515.40
5/31/73          13637.80        15453.10
6/30/73          15214.60        16081.10
7/31/73          14555.10        15532.60
8/31/73          16825.00        16196.30
9/30/73          17469.20        16222.80
10/31/73         14877.20        14423.70
11/30/73         14769.80        14708.50
12/31/73         15110.60        14603.90
1/31/74          15188.10        14593.30
2/28/74          15017.60        14293.90
3/31/74          13824.30        13781.10
4/30/74          12925.40        13365.10
5/31/74          12506.90        13212.80
6/30/74          11718.20        12366.20
7/31/74          10621.60        11176.50
8/31/74           9697.29         9888.71
9/30/74          12015.90        11551.40
10/31/74         11436.20        10987.00
11/30/74         10684.30        10816.10
12/31/74         12371.50        12191.30
1/31/75          12895.60        12969.00
2/28/75          13022.60        13298.90
3/31/75          13642.00        13975.90
4/30/75          14928.40        14642.30
5/31/75          15944.80        15341.80
6/30/75          15106.10        14353.50
7/31/75          14224.10        14100.40
8/31/75          13646.80        13660.60
9/30/75          14160.00        14553.50
10/31/75         14224.10        14964.20
11/30/75         13951.50        14842.30
12/31/75         16285.70        16649.40
1/31/76          17970.90        16509.00
2/29/76          18959.40        17065.40
3/31/76          18943.20        16933.00
4/30/76          19461.80        16744.80
5/31/76          20498.90        17486.80
6/30/76          19796.30        17403.30
7/31/76          19861.60        17371.50
8/31/76          20727.30        17819.30
9/30/76          19926.90        17488.10
10/31/76         21217.30        17416.50
11/30/76         23046.60        18394.30
12/31/76         24091.10        17523.80
1/31/77          23235.40        17204.60
2/28/77          23910.10        17024.40
3/31/77          24486.10        17094.60
4/30/77          24979.70        16759.40
5/31/77          26608.90        17587.40
6/30/77          26441.50        17368.80
7/31/77          25778.00        17070.70
8/31/77          25628.70        17097.20
9/30/77          24666.60        16430.80
10/31/77         26740.10        16950.20
11/30/77         27171.40        17077.40
12/31/77         25528.80        16097.00
1/31/78          25780.50        15771.10
2/28/78          26754.00        16234.80
3/31/78          28919.20        17698.70
4/30/78          30094.10        17861.70
5/31/78          30094.10        17616.60
6/30/78          32149.90        18643.30
7/31/78          35492.20        19203.80
8/31/78          34745.70        19142.80
9/30/78          28519.30        17473.50
10/31/78         30826.60        17848.40
11/30/78         31776.70        18199.50
12/31/78         33357.00        19006.40
1/31/79          32583.80        18395.60
2/28/79          36376.10        19492.60
3/31/79          36504.90        19617.10
4/30/79          37057.20        19189.20
5/31/79          40131.50        20023.80
6/30/79          41505.20        20292.80
7/31/79          44852.30        21464.00
8/31/79          45298.60        21555.40
9/30/79          42063.00        20174.90
10/31/79         45614.80        21134.10
11/30/79         47790.40        21585.90
12/31/79         50478.20        22927.90
1/31/80          50602.40        22926.60
2/29/80          42258.40        20696.90
3/31/80          44556.60        21654.70
4/30/80          47393.20        22768.90
5/31/80          49111.70        23489.70
6/30/80          52126.70        25123.20
7/31/80          54232.80        25377.60
8/31/80          56697.00        26124.80
9/30/80          57876.40        26653.40
10/31/80         61793.80        29492.60
11/30/80         62594.10        28602.30
12/31/80         61405.10        27405.90
1/31/81          61124.80        27881.60
2/28/81          65118.90        28997.10
3/31/81          65445.90        28436.70
4/30/81          66637.10        28509.50
5/31/81          64184.60        28330.70
6/30/81          61688.10        28389.00
7/31/81          57933.60        26750.10
8/31/81          54131.50        25431.90
9/30/81          57600.90        26804.50
10/31/81         58955.30        27910.70
11/30/81         58004.80        27195.30
12/31/81         55855.50        26840.20
1/31/82          54397.10        25339.20
2/28/82          53546.40        25206.70
3/31/82          55247.80        26346.10
4/30/82          54299.90        25447.80
5/31/82          53692.20        25066.20
6/30/82          52745.60        24619.80
7/31/82          55713.30        27608.60
8/31/82          56586.10        27953.10
9/30/82          62596.40        31169.80
10/31/82         67559.20        32429.80
11/30/82         68207.60        33053.80
12/31/82         71999.10        34283.30
1/31/83          75490.60        35068.90
2/28/83          77580.20        36364.60
3/31/83          80463.40        39228.90
4/30/83          85065.80        38888.40
5/31/83          87777.20        40401.40
6/30/83          85603.50        39209.10
7/31/83          83886.10        39798.60
8/31/83          85388.90        40347.10
9/30/83          82356.50        39880.80
10/31/83         85254.70        40722.00
11/30/83         85388.90        40510.10
12/31/83         82835.90        40283.50
1/31/84          79613.70        38865.90
2/29/84          80298.10        39539.00
3/31/84          80212.50        39913.90
4/30/84          77304.00        37705.40
5/31/84          79416.90        38524.10
6/30/84          78263.90        38045.80
7/31/84          87574.80        42248.30
8/31/84          87718.90        42257.60
9/30/84          87978.40        42420.50
10/31/84         87401.90        41946.20
11/30/84         89045.00        43051.10
12/31/84         98794.40        46405.70
1/31/85         100452.00        46974.00
2/28/85          99746.10        47004.50
3/31/85          99838.20        46960.80
4/30/85         105733.00        49674.10
5/31/85         107107.00        50451.80
6/30/85         108625.00        50378.90
7/31/85         107665.00        49948.30
8/31/85         103142.00        48386.30
9/30/85         107696.00        50621.40
10/31/85        114788.00        54092.50
11/30/85        117142.00        56710.40
12/31/85        119848.00        57027.00
1/31/86         126521.00        61289.10
2/28/86         132668.00        64708.50
3/31/86         134936.00        63979.90
4/30/86         139176.00        67383.40
5/31/86         141429.00        68522.80
6/30/86         134782.00        64690.00
7/31/86         138982.00        69487.30
8/31/86         132005.00        63742.70
9/30/86         134914.00        67417.90
10/31/86        136502.00        69096.40
11/30/86        136843.00        67294.60
12/31/86        147564.00        76356.70
1/31/87         157864.00        79373.30
2/28/87         160298.00        81664.00
3/31/87         155055.00        80938.00
4/30/87         158913.00        81640.20
5/31/87         164942.00        85763.10
6/30/87         170980.00        90107.30
7/31/87         179878.00        93469.80
8/31/87         180519.00        91420.20
9/30/87         135087.00        71731.60
10/31/87        133089.00        65826.70
11/30/87        142923.00        70828.00
12/31/87        147022.00        73807.60
1/31/88         158881.00        77248.30
2/29/88         159366.00        74860.90
3/31/88         163642.00        75688.90
4/30/88         161394.00        76343.40
5/31/88         169946.00        79847.60
6/30/88         171144.00        79544.30
7/31/88         167856.00        76844.20
8/31/88         173543.00        80117.90
9/30/88         174832.00        82349.00
10/31/88        172344.00        81175.10
11/30/88        178370.00        82591.40
12/31/88        185925.00        88639.40
1/31/89         189702.00        86430.80
2/28/89         192253.00        88447.30
3/31/89         200936.00        93039.20
4/30/89         208099.00        96803.10
5/31/89         204223.00        96254.60
6/30/89         215945.00       104944.00
7/31/89         221422.00       106997.00
8/31/89         226493.00       106562.00
9/30/89         213358.00       104089.00
10/31/89        217568.00       106211.00
11/30/89        222681.00       108761.00
12/31/89        208258.00       101460.00
1/31/90         210852.00       102766.00
2/28/90         217234.00       105490.00
3/31/90         210956.00       102858.00
4/30/90         226002.00       112887.00
5/31/90         229686.00       112125.00
6/30/90         226379.00       111766.00
7/31/90         195903.00       101664.00
8/31/90         175081.00        96715.70
9/30/90         170959.00        96303.70
10/31/90        177743.00       102529.00
11/30/90        183674.00       105386.00
12/31/90        194615.00       109975.00
1/31/91         210518.00       117839.00
2/28/91         219033.00       120693.00
3/31/91         226082.00       120979.00
4/30/91         236741.00       126198.00
5/31/91         226533.00       120416.00
6/30/91         237001.00       126029.00
7/31/91         245977.00       129014.00
8/31/91         246204.00       126856.00
9/30/91         253986.00       128561.00
10/31/91        246772.00       123381.00
11/30/91        270641.00       137492.00
12/31/91        285157.00       134930.00
1/31/92         295551.00       136684.00
2/29/92         293460.00       134018.00
3/31/92         284576.00       137954.00
4/30/92         285796.00       138630.00
5/31/92         278828.00       136567.00
6/30/92         289313.00       142146.00
7/31/92         284681.00       139238.00
8/31/92         289723.00       140877.00
9/30/92         305027.00       141361.00
10/31/92        322837.00       146174.00
11/30/92        336210.00       147928.00
12/31/92        350678.00       149205.00
1/31/93         349705.00       151239.00
2/28/93         368610.00       154429.00
3/31/93         359370.00       150697.00
4/30/93         388973.00       154728.00
5/31/93         393411.00       155182.00
6/30/93         391413.00       154556.00
7/31/93         417246.00       160421.00
8/31/93         429428.00       159193.00
9/30/93         445772.00       162484.00
10/31/93        428938.00       160935.00
11/30/93        444889.00       162882.00
12/31/93        447121.00       168418.00
1/31/94         441700.00       163847.00
2/28/94         420332.00       156704.00
3/31/94         423840.00       158714.00
4/30/94         419057.00       161318.00
5/31/94         404705.00       157364.00
6/30/94         417781.00       162532.00
7/31/94         437059.00       169194.00
8/31/94         431588.00       165057.00
9/30/94         429979.00       168765.00
10/31/94        413243.00       162619.00
11/30/94        411750.00       165032.00
12/31/94        404013.00       169311.00
1/31/95         417133.00       175910.00
2/28/95         423188.00       181101.00
3/31/95         427897.00       186433.00
4/30/95         441017.00       193884.00
5/31/95         458846.00       198388.00
6/30/95         481143.00       204967.00
7/31/95         486243.00       205482.00
8/31/95         496104.00       214155.00
9/30/95         475362.00       213389.00
10/31/95        488963.00       222756.00
11/30/95        497407.00       227047.00
12/31/95        505453.00       234775.00
1/31/96         525203.00       236952.00
2/29/96         535444.00       239232.00
3/31/96         563972.00       242760.00
4/30/96         584087.00       249020.00
5/31/96         572749.00       249970.00
6/30/96         543209.00       238927.00
7/31/96         563988.00       243967.00
8/31/96         584766.00       257697.00
9/30/96         581798.00       264805.00
10/31/96        598124.00       284821.00
11/30/96        609569.00       279177.00
12/31/96        631050.00       296619.00
1/31/97         622944.00       297752.00
2/28/97         594573.00       286661.00
3/31/97         597816.00       303775.00
4/30/97         645235.00       322269.00
5/31/97         674822.00       336708.00
6/30/97         709392.00       363498.00
7/31/97         712680.00       343135.00
8/31/97         767344.00       361926.00
9/30/97         744739.00       349840.00
10/31/97        744739.00       366035.00
11/30/97        761852.00       372320.00
12/31/97        748400.00       376439.00
1/31/98         803106.00       403589.00
2/28/98         853328.00       424257.00
3/31/98         865884.00       428524.00
4/30/98         833150.00       421159.00
5/31/98         850978.00       438266.00
6/30/98         802766.00       433600.00
7/31/98         656313.00       370910.00
8/31/98         684967.00       394671.00
9/30/98         719533.00       426775.00
10/31/98        749097.00       452640.00
11/30/98        807685.00       478724.00
12/31/98        807206.00       498743.00
1/31/99         770776.00       483242.00
2/28/99         778925.00       502576.00
3/31/99         842677.00       522039.00
4/30/99         856098.00       509711.00
5/31/99         901844.00       537999.00
6/30/99         914942.00       521200.00
7/31/99         888260.00       518622.00
8/31/99         883409.00       504404.00
9/30/99         910091.00       536324.00
10/31/99        974612.00       547226.00
11/30/99       1077260.00       579455.00
12/31/99       1051090.00       550342.00
1/31/00        1129000.00       539924.00
2/29/00        1081910.00       592744.00
3/31/00        1044700.00       574911.00
4/30/00        1022610.00       563116.00
5/31/00        1062100.00       576998.00
6/30/00        1066420.00       567977.00
7/31/00        1144140.00       603257.00
8/31/00        1163260.00       571409.00
9/30/00        1133650.00       568993.00
10/31/00       1074010.00       524134.00
11/30/00       1185610.00       526699.00
12/31/00       1207650.00       545386.00
1/31/01        1177340.00       495657.00
2/28/01        1124300.00       464257.00
3/31/01        1223500.00       500334.00
4/30/01        1275170.00       503686.00
5/31/01        1293240.00       491427.00
6/30/01        1268730.00       486590.00
7/31/01        1218320.00       456128.00
8/31/01        1053070.00       419295.00
9/30/01        1097880.00       427290.00
10/31/01       1182610.00       460066.00
11/30/01       1258360.00       464097.00
12/31/01       1246390.00       457324.00
1/31/02        1230910.00       448504.00
2/28/02        1320990.00       465372.00
3/31/02        1318180.00       437158.00
4/30/02        1278770.00       433937.00
5/31/02        1214020.00       403024.00
6/30/02        1070450.00       371610.00
7/31/02        1079600.00       374050.00
8/31/02        1015550.00       333398.00
9/30/02        1058480.00       362743.00
10/31/02       1126750.00       384093.00
11/30/02       1090860.00       361529.00
12/31/02       1065520.00       352058.00
1/31/03        1048630.00       346776.00
2/28/03        1062000.00       350143.00
3/31/03        1154200.00       378984.00
4/30/03        1236540.00       398952.00
5/31/03        1274540.00       404041.00
6/30/03        1334360.00       411165.00
7/31/03        1404740.00       419183.00
8/31/03        1388550.00       414732.00
9/30/03        1501860.00       438193.00
10/31/03       1550420.00       442049.00
11/30/03       1589180.00       465234.00
12/31/03       1646950.00       473771.00
1/31/04        1678650.00       480356.00
2/28/04        1704000.00       473109.00
3/31/04        1643420.00       465683.00
4/30/04        1673010.00       472073.00
5/31/04        1732120.00       481252.00
6/30/04        1732120.00       481252.00


COLUMBIA ACORN FUND TOP 10 HOLDINGS (AS A % OF NET ASSETS)

1. International Game Technology                              2.1%
SLOT MACHINES & PROGRESSIVE JACKPOTS

2. XTO Energy                                                 1.8%
NATURAL GAS PRODUCER

3. Expeditors International of Washington                     1.1%
INTERNATIONAL FREIGHT FORWARDER

4. Coach                                                      1.0%
DESIGNER & RETAILER OF BRANDED LEATHER ACCESSORIES

5. AmeriCredit                                                0.9%
AUTO LENDING

6. Chico's FAS                                                0.9%
WOMEN'S SPECIALTY RETAILER

7. Harley-Davidson                                            0.9%
MOTORCYCLES & RELATED MERCHANDISE

8. Peoples Bank Bridgeport                                    0.8%
CONNECTICUT SAVINGS & LOAN

9. TCF Financial                                              0.8%
GREAT LAKES BANK

10.Novell                                                     0.8%
DIRECTORY, OPERATING SYSTEM & IDENTITY MANAGEMENT SOFTWARE

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

COLUMBIA ACORN INTERNATIONAL
     >IN A NUTSHELL

[Photo of P.Zachary Egan]    [Photo of Louis J. Mendes III]

     Columbia Acorn International finished the quarter up 1.77%, exceeding by just over 2% the Citigroup EMI Global ex-US benchmark decline of 0.24%. By posting a positive result in a flat market, the Fund gained back much of the ground lost relative to its benchmark in the first quarter. It is now up 8.78% year-to-date, trailing the benchmark return of 9.52%. The Fund also led the larger cap MSCI EAFE Index by 1.55% in the quarter and 4.22% year-to-date. Stock selection, as opposed to country or sector weightings, was the primary driver of performance in the second quarter.

     Winners included Kappa Create, a sushi restaurant chain in Japan, which was up 20% in the second quarter, after rising 31% in the first quarter. Geberit, a Swiss manufacturer of bathroom plumbing systems, was up 23% in the quarter and up 37% for the first half of the year. Energy prices remain high, which boosted profitability for many energy exploration and production companies. A holding in the United Kingdom, Tullow Oil, was up 23% in the quarter and nearly 49% for the six months. Rhoen-Klinikum, a private hospital operator in Germany and the Fund's second largest holding, also had a strong second quarter, rising 26%.

     The Fund's biggest loser in the second quarter was ASE Test, a semiconductor packaging and test services company, which was down 33% in the quarter and 51% in the year-to-date period on concerns that excess capacity in the semiconductor industry will weigh on profitability. Sales data for June, however, show an 88% increase over numbers reported this time last year. While the stock continues to exhibit volatility, we feel the fundamental investment case remains intact. Another laggard was Jardine Lloyd Thompson Group, an insurance broker in the United Kingdom, which was down over 20% for both the quarter and the first half. Wah Lee Industrial, a Taiwanese distributor of chemicals, materials and equipment, was down 15% for the quarter and 19% for the first half.

     We continued to increase the Fund's exposure to Japan in the quarter, largely in businesses geared to the domestic economy, such as consumer goods and services, and financials. We also built small positions in countries where the Fund had little or no exposure in recent years. In South Africa, the Fund now holds family clothing chain Edgars Consolidated Stores. In Brazil, Columbia Acorn International participated in the initial public offering of Natura Cosmeticos, a direct retailer of high-end skin care products. These investments reflect the Fund's continuous efforts to locate value wherever it may be.


  /s/ P. Zachary Egan               /s/ Louis J. Mendes III

  P. Zachary Egan                   Louis J. Mendes III
  CO-PORTFOLIO MANAGER              CO-PORTFOLIO MANAGER

PROFITS IN THE WIND
--------------------------------------------------------------------------------
Gamesa manufactures and services wind-driven turbines and develops and operates so-called "wind-farms" for electric generation. Columbia Acorn International built a position in the company two and a half years ago when we believed there was considerable opportunity for the company to strengthen its balance sheet by selling some of its Spanish windfarms. We felt that freeing up cash through these asset sales would also allow the company to pursue higher return projects outside of Spain. This strategy was so successful that management was looking to return cash to shareholders within nine months of the Fund's initial investment, and the share price has almost tripled over the holding period. While originally an attempt to strengthen the financial position of the company, selling windfarms is now viewed by management as a sustainable, high-return business opportunity in itself. While some investors are skeptical about this strategic direction, we believe that Gamesa, as a leading equipment supplier with an intimate understanding of the planning and permit process, is indeed well-positioned to benefit as a windfarm developer.

INVESTMENTS IN FOREIGN SECURITIES HAVE SPECIAL RISKS, INCLUDING POLITICAL OR ECONOMIC INSTABILITY, HIGHER COSTS, DIFFERENT REGULATIONS, ACCOUNTING STANDARDS, TRADING PRACTICES AND LEVELS OF INFORMATION, AND CURRENCY EXCHANGE RATE FLUCTUATIONS. INVESTMENTS IN SMALL-CAP COMPANIES MAY BE SUBJECT TO GREATER VOLATILITY AND PRICE FLUCTUATIONS BECAUSE THEY MAY BE THINLY TRADED AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

AS OF 6/30/04, THE FUND'S POSITIONS IN THE HOLDINGS MENTIONED WERE: KAPPA CREATE, 0.8%; GEBERIT, 1.0%; TULLOW OIL, 1.2%; RHOEN-KLINIKUM, 1.9%; ASE TEST, 0.5%; JARDINE LLOYD THOMPSON GROUP, 0.7%; WAH LEE INDUSTRIAL, 0.4%; EDGARS CONSOLIDATED STORES, 0.3%; NATURA COSMETICOS, 0.5%; GAMESA, 0.7%.

1-800-922-6769
                                        8

COLUMBIA ACORN INTERNATIONAL
     >AT A GLANCE                                           TICKER SYMBOL: ACINX

PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (CLASS Z)
     >through June 30, 2004

                            YEAR
                          TO DATE*    1 YEAR     5 YEARS   10 YEARS
                          --------    ------     -------   --------
Returns before taxes       8.78%       41.42%     5.48%      8.62%

Returns after taxes        8.38        41.12      4.29       7.67
on distributions

Returns after taxes        5.70        27.13      4.32       7.23
on distributions and
sale of fund shares

Citigroup EMI Global       9.52        44.13      6.22       4.42
ex-US (pretax)

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of fund shares reflect the additional tax impact of long-term gains or losses realized when fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for class Z shares only; after-tax returns for other share classes will vary. The return after taxes on distributions may be higher than the return before taxes due to qualified foreign tax credits. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale.

*Year to date data not annualized.

COLUMBIA ACORN INTERNATIONAL PORTFOLIO DIVERSIFICATION
     >as a % of net assets, as of June 30, 2004

[PIE CHART]

Consumer Goods/Services                       24.8%
Finance                                       12.1%
Other*                                         5.1%
Information Technology                        10.6%
Health Care                                    8.5%
Energy/Minerals                                8.1%
Transportation                                 3.0%
Industrial Goods/Services                     27.8%

*Other includes cash and other assets less liabilities of 3.2%.

THE VALUE OF A $10,000 INVESTMENT IN COLUMBIA ACORN INTERNATIONAL (CLASS Z)
     >September 23, 1992 through June 30, 2004

This graph compares the results of $10,000 invested in Columbia Acorn International at inception on September 23, 1992 to the Citigroup EMI Global ex-US, Citigroup's index of the bottom 20% of institutionally investable capital of developed and emerging countries, as selected by Citigroup, excluding the U.S. The index is unmanaged and returns for both the index and Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. The graph and table do not reflect tax deductions that a shareholder would pay on Fund distributions or the sale of Fund shares.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. VISIT COLUMBIAFUNDS.COM FOR DAILY UPDATES.

COLUMBIA ACORN INTERNATIONAL NAV ON 6/30/04: $24.39
TOTAL NET ASSETS: $1,728.2 MILLION

[MOUNTAIN CHART]

                        AVERAGE ANNUAL TOTAL RETURN
                 ------------------------------------------
                  1 YEAR   5 YEARS  10 YEARS  LIFE OF FUND
                  41.42%    5.48%     8.62%      11.38%


                 COLUMBIA        CITIGROUP
                  ACORN         EMI GLOBAL
              INTERNATIONAL       EX-US
              -------------    -------------
9/23/92          10010.00         10000.00
9/30/92          10380.00          9383.91
10/31/92         10570.00          9403.64
11/30/92         10690.00          9537.99
12/31/92         10780.00          9623.14
1/31/93          11460.00          9965.42
2/28/93          12000.00         10968.70
3/31/93          12450.00         11975.90
4/30/93          12910.00         12611.20
5/31/93          12920.00         12126.90
6/30/93          12920.00         12500.40
7/31/93          13760.00         13145.40
8/31/93          13910.00         12871.10
9/30/93          14560.00         12825.70
10/31/93         14620.00         11753.50
11/30/93         15940.00         12508.70
12/31/93         16630.00         13759.70
1/31/94          16570.00         13855.90
2/28/94          15850.00         13629.20
3/31/94          15960.00         14036.90
4/30/94          15870.00         13834.00
5/31/94          15550.00         14122.60
6/30/94          15980.00         14289.40
7/31/94          16481.40         14451.90
8/31/94          16491.50         14040.50
9/30/94          16521.70         14277.80
10/31/94         15606.00         13454.40
11/30/94         15334.40         13537.60
12/31/94         14640.10         12974.20
1/31/95          14549.50         12760.30
2/28/95          14811.10         13250.60
3/31/95          15263.90         13662.70
4/30/95          15505.40         13487.70
5/31/95          15726.80         13338.70
6/30/95          16582.20         14086.10
7/31/95          16411.00         13752.70
8/31/95          16823.80         13845.30
9/30/95          16300.30         13431.40
10/31/95         16068.70         13547.00
11/30/95         16703.00         14056.20
12/31/95         17357.40         14388.00
1/31/96          17881.00         14556.00
2/29/96          18203.20         14862.80
3/31/96          18787.10         15629.20
4/30/96          19340.90         15506.80
5/31/96          19592.60         15499.60
6/30/96          18967.90         14897.90
7/31/96          19240.40         15045.70
8/31/96          19361.60         15129.60
9/30/96          19553.30         15033.30
10/31/96         20088.40         15292.80
11/30/96         20152.90         14905.90
12/31/96         20636.00         14691.40
1/31/97          20892.90         14986.40
2/28/97          20584.60         14800.10
3/31/97          20286.50         14599.20
4/30/97          21170.40         15460.10
5/31/97          21807.50         15852.60
6/30/97          21951.10         15699.60
7/31/97          20788.10         15012.50
8/31/97          21660.30         15252.50
9/30/97          20487.00         14513.10
10/31/97         20268.90         13840.70
11/30/97         20190.30         13552.80
12/31/97         20475.70         13978.20
1/31/98          22122.60         15035.10
2/28/98          23857.20         15762.10
3/31/98          24351.30         15889.60
4/30/98          24768.50         16024.60
5/31/98          24334.70         15459.90
6/30/98          24491.40         15362.20
7/31/98          21368.40         13343.30
8/31/98          20428.20         13047.60
9/30/98          21111.00         13946.60
10/31/98         22308.70         14427.10
11/30/98         23304.90         14732.80
12/31/98         23842.20         14630.10
1/31/99          23125.80         14356.00
2/28/99          23573.50         14978.00
3/31/99          24983.90         15891.60
4/30/99          25140.60         15500.90
5/31/99          27222.30         16103.90
6/30/99          28190.90         16623.50
7/31/99          29001.80         16916.00
8/31/99          29486.10         16839.10
9/30/99          30758.80         16685.50
10/31/99         35365.30         17285.70
11/30/99         41761.10         18462.30
12/31/99         41607.50         18110.40
1/31/00          48297.80         18807.10
2/29/00          46808.40         18890.60
3/31/00          41359.30         17650.20
4/30/00          38286.00         17281.10
5/31/00          40170.90         18330.80
6/30/00          39669.10         17723.40
7/31/00          40562.60         18230.90
8/31/00          38494.10         17294.80
9/30/00          35630.00         16248.40
10/31/00         32730.10         15532.40
11/30/00         33402.30         16139.40
12/31/00         34914.90         16439.90
1/31/01          32408.00         15801.20
2/28/01          29284.80         14577.40
3/31/01          30419.20         15531.50
4/30/01          30223.20         15500.30
5/31/01          28746.50         14974.40
6/30/01          27590.90         14535.30
7/31/01          27034.60         14495.40
8/31/01          23353.90         12608.10
9/30/01          24466.60         13120.40
10/31/01         25850.50         13659.80
11/30/01         26349.80         13772.30
12/31/01         25707.80         13522.90
1/31/02          25636.50         13749.30
2/28/02          26977.50         14645.10
3/31/02          27862.00         14950.10
4/30/02          27747.90         15428.50
5/31/02          26646.10         14826.70
6/30/02          23854.00         13559.50
7/31/02          23496.10         13478.20
8/31/02          21405.60         12234.10
9/30/02          21491.50         12510.60
10/31/02         22150.20         12978.10
11/30/02         22107.40         12823.60
12/31/02         21561.90         12608.10
1/31/03          20987.70         12383.20
2/28/03          20686.20         12262.50
3/31/03          22566.80         13418.60
4/30/03          24433.00         14562.40
5/31/03          25133.50         15105.90
6/30/03          25681.50         15644.00
7/31/03          26835.00         16392.10
8/31/03          27844.40         17141.50
9/30/03          29978.50         18388.40
10/31/03         30800.50         18723.10
11/30/03         32675.00         19879.20
12/31/03         33641.10         20593.40
1/31/04          34910.10         21303.60
2/28/04          34924.50         21825.40
3/31/04          34174.70         21092.20
4/30/04          34290.00         21094.90
5/31/04          35543.50         21772.50
6/30/04          35543.00         21773.00

COLUMBIA ACORN INTERNATIONAL TOP 10 HOLDINGS (AS A % OF NET ASSETS)

1. Anglo Irish Bank (Ireland)                                 2.1%
SMALL BUSINESS & MIDDLE MARKET BANKING

2. Rhoen-Klinikum (Germany)                                   1.9%
HOSPITAL MANAGEMENT

3. Neopost (France)                                           1.5%
POSTAGE METERS

4. Exel (United Kingdom)                                      1.4%
GLOBAL LOGISTICS & FREIGHT FORWARDING

5. Kerry Group (Ireland)                                      1.3%
FOOD INGREDIENTS

6. Grafton Group (Ireland)                                    1.3%
BUILDERS, WHOLESALERS & DIY RETAILING

7. Talisman Energy (Canada)                                   1.3%
OIL & GAS PRODUCER

8. Tullow Oil (United Kingdom)                                1.2%
OIL & GAS PRODUCER

9. Venture (Singapore)                                        1.2%
ELECTRONIC CONTRACT MANUFACTURER

10.Daito Trust Construction (Japan)                           1.1%
APARTMENT BUILDER

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

COLUMBIA ACORN USA
     >IN A NUTSHELL

[Photo of Robert A. Mohn]

     Columbia Acorn USA strongly outperformed in the second quarter, up 4.67% vs. a 0.47% gain for the Russell 2000. The Fund was also ahead year-to-date as of June 30, 2004, up 9.85% for the six months vs. a 6.76% gain for the Russell 2000.

     Good calls in the energy and telecom sectors contributed to the Fund's outperformance. Our energy analyst, Jason Selch, believed energy stock prices were lagging behind increases in oil prices. We added to the Fund's energy weighting at the beginning of the year and it paid off as the sector rallied in the first half of 2004. Quicksilver, a company that does coal seam gas drilling in the Midwest, was up more than 107% for the six months and 73% in the quarter. Western Gas, another coal seam gas producer, was up 38% year-to-date and up 28% for the quarter.

     We believe the Fund's outperformance in telecom was a testament to Columbia Wanger's niche stock-picking talent. While the telecom component of the Russell 2000 was the worst performing sector in the index (down 2% for the quarter), our telecom portion in Columbia Acorn USA was up 17%. We mentioned the growth of Western Wireless and Crown Castle International in our first quarter report. Both stocks showed continued strength in the second quarter. Western Wireless was up 24% in the quarter and had a six-month gain of over 57%. Crown Castle was up 17% for the quarter and 34% year-to-date. Regional phone company Commonwealth Telephone was another telecom winner. The stock was up 9% for the quarter and 19% year-to-date.

     Health care hurt performance. PPO network First Health was down 29% for the second quarter and off 20% year-to-date. Competitor pricing pressure dampened first quarter revenues. The company continued to generate a lot of cash--cash they have been using to buy back stock. We believe they are doing the right things in a tough environment. Par Pharmaceuticals, a generic drug manufacturer recently added to the Fund, missed its first quarter earnings and suffered from investor fears that the generics industry is becoming too competitive. We bought the stock because we like the way the company is run and expect recent R&D investments to begin paying off in 2005. Another new addition, Atherogenics, is developing a promising product to treat cardiovascular disease but investors fear unknowns that could come out in data to be released in the third quarter. We are willing to accept the risk if the payoff is high enough. In this case, we believe it could be.

     We have been tweaking our stock emphasis to try and capture market opportunities. In the financial sector, for example, we have shifted into banks that we believe may benefit if short rates rise. We're also trying to focus more on commercial banks over retail banks. In the health care sector, we believe there are opportunities in select companies that have not participated in the recent bull market. Short-term problems are making the outlook for these companies somewhat unclear but the fog could be masking sunny days ahead.

/s/ Robert A. Mohn

Robert A. Mohn
LEAD PORTFOLIO MANAGER

ESCO'S TRIPLE PLAY
--------------------------------------------------------------------------------
Esco Technologies manufactures filtration, communications and radio frequency shielding/testing equipment. Filtration is an attractive "razor blade" industry. Filters ("blades") generate higher profits than the original equipment ("razors") and generally have to be replaced on a regular basis, providing a predictable revenue stream. The communications segment's largest and highest growth product is its two-way automatic communications system. This system enables utilities to remotely read meters by transmitting data over existing electrical power lines and also allows for electrical grid load monitoring and control. The radio frequency shielding segment of Esco's business makes products that measure or contain electromagnetic emissions. This segment serves the health care, electronics and transportation industries and has a leading share of the market. For the first half of 2004, Esco's stock was up 22%. We like the company's long-term prospects given its future growth potential, strong cash flow, solid balance sheet and reasonable valuation.

INVESTMENTS IN SMALL-CAP COMPANIES MAY BE SUBJECT TO GREATER VOLATILITY AND PRICE FLUCTUATIONS BECAUSE THEY MAY BE THINLY TRADED AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

AS OF 6/30/04, THE FUND'S POSITIONS IN THE HOLDINGS MENTIONED WERE: QUICKSILVER, 2.7%; WESTERN GAS, 1.2%; WESTERN WIRELESS, 3.5%; CROWN CASTLE INTERNATIONAL, 1.9%; COMMONWEALTH TELEPHONE, 1.9%; FIRST HEALTH, 1.5%; PAR PHARMACEUTICALS, 0.9%; ATHEROGENICS, 0.6%; ESCO TECHNOLOGIES, 2.0%.

1-800-922-6769
                                       10

COLUMBIA ACORN USA
     >AT A GLANCE                                           TICKER SYMBOL: AUSAX

PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (CLASS Z)
     >through June 30, 2004

                            YEAR                               LIFE OF
                           TO DATE*     1 YEAR     5 YEARS      FUND
                           --------     ------     -------     -------
Returns before taxes        9.85%       34.66%      10.20%      14.42%

Returns after taxes         9.85        34.66        9.65       13.67
on distributions

Returns after taxes         6.40        22.53        8.62       12.46
on distributions and
sale of fund shares

Russell 2000 (pretax)       6.76        33.37        6.63        8.97

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of fund shares reflect the additional tax impact of long-term gains or losses realized when fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for class Z shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale.

*Year to date data not annualized.

COLUMBIA ACORN USA PORTFOLIO DIVERSIFICATION
     >as a % of net assets, as of June 30, 2004

[PIE CHART]

Consumer Goods/Services                                      15.4%
Health Care                                                  15.1%
Other*                                                        8.8%
Energy/Minerals                                              10.3%
Finance                                                       9.8%
Industrial Goods/Services                                     6.7%
Information                                                  33.9%
     Software/Services                                14.8%
     Telecommunications                                9.1%
     Computer Related Hardware                         6.7%
     Media                                             3.3%

*Other includes cash and other assets less liabilities of 8.0%.

THE VALUE OF A $10,000 INVESTMENT IN COLUMBIA ACORN USA (CLASS Z)
     >September 4, 1996 through June 30, 2004

This graph compares the results of $10,000 invested in Columbia Acorn USA at inception on September 4, 1996 to the Russell 2000 Index, a market-weighted index of 2,000 smaller U.S. companies formed by taking the largest 3,000 U.S. companies and eliminating the largest 1,000. The index is unmanaged and returns for both the index and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. The graph and table do not reflect tax deductions that a shareholder would pay on Fund distributions or the sale of Fund shares.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. VISIT COLUMBIAFUNDS.COM FOR DAILY UPDATES.

COLUMBIA ACORN USA NAV ON 6/30/04: $23.08
TOTAL NET ASSETS: $767.9 MILLION

[MOUNTAIN CHART]

                       AVERAGE ANNUAL TOTAL RETURN
                    ----------------------------------
                    1 YEAR   5 YEARS    LIFE OF FUND
                    34.66%    10.20%       14.42%

            COLUMBIA
            ACORN USA     RUSSELL 2000
            ---------     ------------
09/04/96     10720.00       10359.90
09/30/96     10810.00       10200.20
10/31/96     11260.00       10620.50
11/30/96     11650.00       10898.90
12/31/96     12210.00       11116.70
01/31/97     11920.00       10847.10
02/28/97     11480.00       10335.30
03/31/97     11420.00       10364.10
04/30/97     12510.00       11517.10
05/31/97     13320.00       12010.70
06/30/97     14000.00       12569.60
07/31/97     14350.00       12857.20
08/31/97     15340.00       13798.30
09/30/97     15140.00       13192.10
10/31/97     15170.00       13106.80
11/30/97     15413.10       13336.20
12/31/97     15076.70       13125.70
01/31/98     16320.40       14096.30
02/28/98     17400.90       14677.70
03/31/98     17992.10       14758.80
04/30/98     17227.60       13964.00
05/31/98     17525.00       13993.40
06/30/98     16591.90       12860.50
07/31/98     13936.00       10363.30
08/31/98     14151.30       11174.30
09/30/98     14653.80       11630.10
10/31/98     15402.40       12239.40
11/30/98     16305.10       12996.70
12/31/98     15776.20       13169.40
01/31/99     14894.90       12102.80
02/28/99     15016.10       12291.70
03/31/99     16095.70       13393.20
04/30/99     16734.70       13588.80
05/31/99     17650.20       14203.30
06/30/99     18047.90       13813.60
07/31/99     16821.80       13302.30
08/31/99     16866.00       13305.20
09/30/99     17860.10       13359.10
10/31/99     18810.00       14156.80
11/30/99     20059.00       15759.40
12/31/99     19053.10       15506.30
01/31/00     19867.40       18066.90
02/29/00     19819.50       16875.80
03/31/00     17568.10       15860.30
04/30/00     16526.20       14935.90
05/31/00     16834.00       16237.90
06/30/00     16748.30       15715.40
07/31/00     17765.20       16914.50
08/31/00     17642.60       16417.40
09/30/00     17654.90       15684.50
10/31/00     16625.70       14074.50
11/30/00     18255.20       15283.30
12/31/00     19406.90       16079.00
01/31/01     19370.10       15023.90
02/28/01     18904.60       14289.00
03/31/01     21195.70       15406.90
04/30/01     22384.10       15785.60
05/31/01     23008.90       16330.60
06/30/01     23254.00       15446.70
07/31/01     22616.90       14947.80
08/31/01     19345.60       12935.60
09/30/01     19394.60       13692.60
10/31/01     20546.30       14752.60
11/30/01     21770.20       15663.20
12/31/01     22031.20       15500.30
01/31/02     21285.60       15075.50
02/28/02     23099.80       16287.10
03/31/02     23447.70       16435.60
04/30/02     22130.60       15706.10
05/31/02     20801.00       14926.80
06/30/02     17967.90       12672.40
07/31/02     17706.90       12640.10
08/31/02     16389.80       11732.40
09/30/02     17172.60       12108.60
10/31/02     18663.70       13189.20
11/30/02     17744.20       12454.80
12/31/02     17483.30       12110.10
01/31/03     17247.20       11744.20
02/28/03     17284.50       11895.40
03/31/03     18974.40       13023.30
04/30/03     20962.50       14420.90
05/31/03     21298.00       14681.90
06/30/03     22304.50       15600.50
07/31/03     23534.70       16315.80
08/31/03     22988.00       16014.60
09/30/03     25348.90       17359.50
10/31/03     25908.10       17975.50
11/30/03     26106.90       18340.20
12/31/03     27461.30       19137.00
01/31/04     27585.60       19308.60
02/28/04     27399.20       19488.50
03/31/04     26728.20       18494.90
04/30/04     27796.80       18789.30
05/31/04     28679.00       19580.60
06/30/04     28679.00       19581.00

COLUMBIA ACORN USA TOP 10 HOLDINGS (AS A % OF NET ASSETS)

1. Western Wireless                                           3.5%
RURAL CELLULAR PHONE SERVICES

2. AmeriCredit                                                2.8%
AUTO LENDING

3. Quicksilver                                                2.7%
NATURAL GAS & COAL SEAM GAS PRODUCER

4. Edwards Lifesciences                                       2.6%
HEART VALVES

5. ITT Educational Services                                   2.0%
TECHNOLOGY-ORIENTED POST SECONDARY DEGREE PROGRAMS

6. Esco Technologies                                          2.0%
FILTRATION & TEST EQUIPMENT

7. Commonwealth Telephone                                     1.9%
RURAL PHONE FRANCHISES & CLEC

8. Crown Castle International                                 1.9%
COMMUNICATION TOWERS IN USA & UK

9. Zebra Technologies                                         1.9%
BAR CODE PRINTERS

10. HCC Insurance Holdings                                    1.9%
AVIATION INSURANCE

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

COLUMBIA ACORN INTERNATIONAL SELECT
     >IN A NUTSHELL

[Photo of Todd M. Narter]               [Photo of Christopher J. Olson]

     Columbia Acorn International Select rose 0.70% in the second quarter. By comparison, the Citigroup World ex-US Cap Range $2-10B Index was down 1.23%. In the first half of the year, the Fund was up 7.68%, outperforming the Citigroup World ex-US Cap Range $2-10B Index return of 7.29%.

     Big dollar winners for the quarter included Neopost, a French company that makes postage meters. The company was up 10% for the quarter and 18% for the half on solid results and continued growth. Talisman Energy, a Canadian oil and gas producer, was up 11% in the quarter and 15% for the six months due to higher oil prices and subsequent improvements in margins and profitability. Japan's Hoya, a maker of eyeglass lenses and opto-electrical components, finished the quarter up 8% and up 16% for the half.

     Jardine Lloyd Thompson Group in the United Kingdom was the Fund's biggest dollar loser this quarter. The company is an insurance broker offering marine, aviation, property and casualty insurance. Shares dropped 20% in the quarter due to the weaker dollar and the softer market for reinsurance this year. For the six months, shares are down over 20%. Despite the recent weakness in the stock price, management has continued to deliver good growth. With more than a 5% dividend yield, attractive valuation and strong management, we feel that the recent weakness may be overdone.

     Other laggards to performance included Venture, an electronic manufacturing services provider in Singapore, down 7% for the quarter and 9% for the six months. Sinotrans, a Chinese logistics provider, was down 12% in the quarter and 24% for the half year. USS Co., a Japanese used car auctioneer, was down 9% for the quarter but shares were up 7% for the six months. We sold the Fund's positions in both Sinotrans and USS Co. during the quarter.


   /s/ Todd M. Narter               /s/ Christopher J. Olson

   Todd M. Narter                   Christopher J. Olson
   CO-PORTFOLIO MANAGER             CO-PORTFOLIO MANAGER

A BRAND YOU'VE NEVER
--------------------------------------------------------------------------------
                  HEARD OF

Funai Electric is a top-notch Japanese consumer electronics company and most people do not know that it owns such recognizable brands as Sylvania, Emerson and Symphonic. Funai Electric is a low-cost producer and has risen near the top in all of its major product lines. Globally it is the fourth largest maker of DVD players, second largest maker of VCR machines and the third largest maker of TV sets. Funai Electric has the best operating margins of any consumer electronics company in Japan but trades at a discount to its closest peers since its name is not well known. We believe the market is bound to take notice and we are hopeful that share price increases will follow. For the six months, the shares were up 8%.

MID-CAP STOCKS TEND TO BE MORE VOLATILE AND MAY BE LESS LIQUID THAN THE STOCKS OF LARGER COMPANIES. INVESTMENTS IN FOREIGN SECURITIES HAVE SPECIAL RISKS, INCLUDING POLITICAL OR ECONOMIC INSTABILITY, HIGHER COSTS, DIFFERENT REGULATIONS, ACCOUNTING STANDARDS, TRADING PRACTICES AND LEVELS OF INFORMATION, AND CURRENCY EXCHANGE RATE FLUCTUATIONS.

AS OF 6/30/04, THE FUND'S POSITIONS IN THE HOLDINGS MENTIONED WERE: NEOPOST, 3.3%; TALISMAN ENERGY, 2.5%; HOYA, 2.9%; JARDINE LLOYD THOMPSON GROUP, 1.7%; VENTURE, 2.0%; SINOTRANS, 0.0%; USS CO., 0.0%; FUNAI ELECTRIC, 3.3%.

1-800-922-6769

COLUMBIA ACORN INTERNATIONAL SELECT:
     >AT A GLANCE                                           TICKER SYMBOL: ACFFX

PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (CLASS Z)
     >through June 30, 2004

                            YEAR                            LIFE OF
                          TO DATE*    1 YEAR     5 YEARS     FUND
                          --------    ------     -------     ----
Returns before taxes       7.68%       38.45%     4.01%       8.70%

Returns after taxes        7.51        38.41      3.91        8.59
on distributions

Returns after taxes        4.99        25.16      3.41        7.54
on distributions and
sale of fund shares

Citigroup World            7.29        42.32      6.19        7.23
ex-US Cap Range
$2-10B (pretax)

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of fund shares reflect the additional tax impact of long-term gains or losses realized when fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for class Z shares only; after-tax returns for other share classes will vary. The return after taxes on distributions may be higher than the return before taxes due to qualified foreign tax credits. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale.

*Year to date data not annualized.

COLUMBIA ACORN INTERNATIONAL SELECT PORTFOLIO DIVERSIFICATION
      >as a % of net assets, as of June 30, 2004

[PIE CHART]

Consumer Goods/Services                       24.0%
Finance                                       16.6%
Other*                                         4.8%
Information Technology                        10.3%
Energy/Minerals                                9.2%
Health Care                                    7.6%
Industrial                                    27.5%
Goods/Services

*Other includes cash and other assets less liabilities of 3.2%

THE VALUE OF A $10,000 INVESTMENT IN COLUMBIA ACORN INTERNATIONAL SELECT
(CLASS Z)
      >November 23, 1998 through June 30, 2004

This graph compares the results of $10,000 invested in Columbia Acorn International Select at inception on November 23, 1998 to the Citigroup World ex-US Cap Range $2-10B Index, a subset of Citigroup's Broad Market Index, representing a mid-cap developed market index excluding the U.S. The index and Fund returns include reinvested dividends and capital gains. It is not possible to invest directly in an index. The graph and table do not reflect tax deductions that a shareholder would pay on Fund distributions or the sale of Fund shares.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. VISIT COLUMBIAFUNDS.COM FOR DAILY UPDATES.

COLUMBIA ACORN INTERNATIONAL SELECT NAV ON 6/30/04: $15.63
TOTAL NET ASSETS: $44.7 MILLION

[MOUNTAIN CHART]

                AVERAGE ANNUAL TOTAL RETURN
            ------------------------------------
              1 YEAR   5 YEARS   LIFE OF FUND
              38.45%    4.01%       8.70%

                                       CITIGROUP WORLD
               COLUMBIA ACORN            EX-US CAP
             INTERNATIONAL SELECT       RANGE $2-10B
             --------------------       ------------
11/23/98                   10000           10000
11/30/98                   10140           10045
12/31/98                   11000           10339
1/31/99                    11790           10310
2/28/99                    11590           10052
3/31/99                    11980           10449
4/30/99                    12240           11032
5/31/99                    12170           10567
6/30/99                    13110           10953
7/31/99                    13511           11362
8/31/99                    13771           11490
9/30/99                    13621           11530
10/31/99                   14132           11535
11/30/99                   16999           11864
12/31/99                   19975           12772
1/31/00                    19665           12154
2/29/00                    24245           12311
3/31/00                    23093           12680
4/30/00                    21258           12172
5/31/00                    18923           11976
6/30/00                    19853           12611
7/31/00                    19469           12203
8/31/00                    20266           12586
9/30/00                    19237           12168
10/31/00                   18480           11791
11/30/00                   16128           11440
12/31/00                   17309           11998
1/31/01                    17874           11939
2/28/01                    15826           11505
3/31/01                    13706           10607
4/30/01                    14413           11391
5/31/01                    14382           11293
6/30/01                    13763           10999
7/31/01                    13062           10723
8/31/01                    12778           10626
9/30/01                    10625           9392
10/31/01                   11305           9769
11/30/01                   11925           10118
12/31/01                   12280           10140
1/31/02                    11650           9841
2/28/02                    11508           9991
3/31/02                    11915           10562
4/30/02                    12290           10756
5/31/02                    12433           11097
6/30/02                    12047           10712
7/31/02                    10746           9753
8/31/02                    10950           9730
9/30/02                    10147           8859
10/31/02                   10127           9017
11/30/02                   10381           9476
12/31/02                   10452           9209
1/31/03                    9944            8978
2/28/03                    9528            8810
3/31/03                    9629            8660
4/30/03                    10533           9425
5/31/03                    11447           10101
6/30/03                    11527           10389
7/31/03                    11710           10806
8/31/03                    12218           11429
9/30/03                    12675           11900
10/31/03                   13621           12819
11/30/03                   13905           12927
12/31/03                   14820           13781
1/31/04                    15094           14071
2/28/04                    15745           14410
3/31/04                    15847           14970
4/30/04                    15532           14460
5/31/04                    15552           14420
6/30/04                    15958           14786


COLUMBIA ACORN INTERNATIONAL SELECT TOP 10 HOLDINGS (AS A % OF NET ASSETS)

1. Anglo Irish Bank (Ireland)                                 5.7%
SMALL BUSINESS & MIDDLE MARKET BANKING

2. Exel (United Kingdom)                                      4.2%
GLOBAL LOGISTICS & FREIGHT FORWARDING

3. BG Group (United Kingdom)                                  3.7%
OIL & GAS PRODUCER

4. Neopost (France)                                           3.3%
POSTAGE METERS

5. Funai Electric (Japan)                                     3.3%
CONSUMER ELECTRONICS

6. Daito Trust Construction (Japan)                           3.3%
APARTMENT BUILDER

7. Den Norske Bank (Norway)                                   3.2%
LARGEST NORWEGIAN BANK

8. Komercni Banka (Czech Republic)                            3.0%
LEADING CZECH UNIVERSAL BANK

9. Sugi Pharmacy (Japan)                                      3.0%
DRUGSTORES

10. Hoya (Japan)                                              2.9%
OPTO-ELECTRICAL COMPONENTS & EYEGLASS LENSES

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

COLUMBIA ACORN SELECT
     >IN A NUTSHELL

[Photo of Ben Andrews]

     Columbia Acorn Select increased 1.93% for the quarter, outperforming the S&P MidCap 400's 0.97% gain and the S&P 500's 1.72% return. Year-to-date through June 30, 2004, Columbia Acorn Select is up 7.42% vs. a 6.08% gain for the S&P MidCap 400 and a 3.44% gain for the S&P 500.

     The quarter's winners included Expeditors International, Safeway and ITT Educational Services, all up between 22% and 25%. Each of these companies reported strong first quarter results and we are bullish on future outlooks. Year-to-date through June 30, the Fund's performance drivers were Harley-Davidson, ITT Educational Services, and Abercrombie and Fitch, which were each up between 31% to 60% and added a combined $35 million profit to the Fund's portfolio.

     The biggest loser during the quarter and the six months was First Health. Weak demand for the company's managed-care programs, coupled with enhanced nationwide PPO offerings by many of its competitors, sent the stock down 20% in the first half of the year. We believe that First Health's network and new program offerings have a competitive advantage and should help the company gain share in the corporate market.

     We added two new names to the Fund's portfolio during the quarter:
Skillsoft Publishing, an Internet-delivered software training company, and Tellabs, a manufacturer of telecom hardware. During the last three years of dismal telecom capital spending, Tellabs made inroads into new markets, such as data switching and fiber to residential users, while preserving its dominant market share in digital transport. We believe that cable and telephone companies worldwide will push to offer value-added services to their customers and Tellabs will be a beneficiary.

     As your new portfolio manager (as of March 11, 2004), I would like to assure you that my sole focus is to continue to deliver competitive performance. I am backed by the same analyst team, following the same investment process, to pursue the same investment objective, as the previous manager. This investment process has existed within Columbia Acorn's family for more than three decades and I intend to honor the process.

   /s/ Ben Andrews

   Ben Andrews
   LEAD PORTFOLIO MANAGER

FRESHENING THE BUSINESS
--------------------------------------------------------------------------------
Once a darling of Wall Street, grocery retailer Safeway has fallen from grace. The culprits: botched acquisitions, elevated labor and health care costs and increased competition. These factors have reduced the company's stock price by 65% from its early 2001 peak, but there just might be light at the end of the tunnel. Management has begun to clean up the company's acquisitions. Two-tier wage contracts in many of its markets and workers compensation reforms in California will improve labor expenses over time. Marketing programs touting the stores' freshness and quality are starting to improve store sales. In time, we believe these results should improve sales and margins, which could lead to an increase in Safeway's stock price.

COLUMBIA ACORN SELECT IS A NON-DIVERSIFIED FUND. THE PERFORMANCE OF EACH OF ITS HOLDINGS WILL HAVE A GREATER IMPACT ON THE FUND'S TOTAL RETURN, AND MAY MAKE THE FUND'S RETURNS MORE VOLATILE THAN A MORE DIVERSIFIED FUND. MID-CAP STOCKS TEND TO BE MORE VOLATILE AND MAY BE LESS LIQUID THAN THE STOCKS OF LARGER COMPANIES.

AS OF 6/30/04, THE FUND'S POSITIONS IN THE HOLDINGS MENTIONED WERE: EXPEDITORS INTERNATIONAL, 3.1%; SAFEWAY, 3.8%; HARLEY-DAVIDSON, 6.3%; ITT EDUCATIONAL SERVICES, 4.8%; ABERCROMBIE AND FITCH, 3.4%; FIRST HEALTH, 4.3%; SKILLSOFT PUBLISHING, 1.6%; TELLABS, 3.0%.

1-800-922-6769

COLUMBIA ACORN SELECT
     >AT A GLANCE                                           TICKER SYMBOL: ACTWX

PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (CLASS Z)
     >through June 30, 2004

                            YEAR                             LIFE
                          TO DATE*    1 YEAR     5 YEARS    OF FUND
                          --------    ------     -------    -------
Returns before taxes        7.42%      20.40%     10.62%     14.74%

Returns after taxes         7.42       20.24      10.06      14.22
on distributions

Returns after taxes on      4.82       13.39       8.95      12.72
distributions and sale
of fund shares

S&P MidCap 400              6.08       27.98       9.05      11.40
(pretax)

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of fund shares reflect the additional tax impact of long-term gains or losses realized when fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for class Z shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale.

*Year to date data not annualized.

COLUMBIA ACORN SELECT PORTFOLIO DIVERSIFICATION
     >as a % of net assets, as of June 30, 2004

[PIE CHART]

Consumer Goods/Services                       32.8%
Finance                                       13.5%
Health Care                                    7.1%
Industrial Goods/Services                      3.1%
Other*                                         9.5%
Information                                   34.0%

*Cash and other assets less liabilities.

THE VALUE OF A $10,000 INVESTMENT IN COLUMBIA ACORN SELECT (CLASS Z)
     >November 23, 1998 through June 30, 2004

This graph compares the results of $10,000 invested in Columbia Acorn Select at inception on November 23, 1998 to the S&P MidCap 400, a broad, market-weighted index of 400 stocks that are in the next size/tier down from the S&P 500. The Index is unmanaged and returns for both the index and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. The graph and table do not reflect tax deductions that a shareholder would pay on Fund distributions or the sale of Fund shares.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. VISIT COLUMBIAFUNDS.COM FOR DAILY UPDATES.

COLUMBIA ACORN SELECT NAV ON 6/30/04: $19.55
TOTAL NET ASSETS: $989.0 MILLION

[MOUNTAIN CHART]

                           AVERAGE ANNUAL TOTAL RETURN
                       ------------------------------------
                        1 YEAR    5 YEARS   LIFE OF FUND
                        20.04%     10.62%      14.74%

                COLUMBIA            S&P
              ACORN SELECT       MIDCAP 400
              ------------       ----------
11/23/98         10030.00          9911.29
11/30/98         10710.00         11108.90
12/31/98         11000.00         10676.20
01/31/99         10710.00         10117.20
02/28/99         11480.00         10399.90
03/31/99         12710.00         11220.20
04/30/99         12730.00         11268.80
05/31/99         13040.00         11872.20
06/30/99         13190.00         11619.90
07/31/99         12060.00         11221.70
08/31/99         12110.00         10875.10
09/30/99         12970.00         11429.30
10/31/99         13250.00         12029.20
11/30/99         13848.00         12744.10
12/31/99         13474.00         12385.20
01/31/00         13554.90         13252.00
02/29/00         14171.50         14361.10
03/31/00         13463.90         13859.60
04/30/00         13100.00         13686.70
05/31/00         14319.80         13887.70
06/30/00         13931.30         14107.10
07/31/00         15431.30         15682.20
08/31/00         15798.20         15574.80
09/30/00         15927.70         15046.70
10/31/00         14381.60         13910.90
11/30/00         15465.20         14975.10
12/31/00         15913.90         15308.60
01/31/01         14983.60         14435.00
02/28/01         14403.50         13361.80
03/31/01         15454.20         14835.80
04/30/01         16297.00         15181.30
05/31/01         16023.40         15120.00
06/30/01         15870.20         14894.80
07/31/01         15125.90         14407.60
08/31/01         14206.50         12615.50
09/30/01         14513.00         13173.50
10/31/01         16023.40         14153.50
11/30/01         16702.50         14884.70
12/31/01         16373.50         14807.30
01/31/02         16022.60         14825.60
02/28/02         16581.90         15885.40
03/31/02         15682.60         15811.10
04/30/02         16143.20         15544.40
05/31/02         15869.00         14406.70
06/30/02         14860.10         13011.20
07/31/02         15222.00         13076.60
08/31/02         14520.10         12023.10
09/30/02         15320.70         12544.10
10/31/02         16088.40         13269.80
11/30/02         15397.50         12724.50
12/31/02         15331.70         12352.70
01/31/03         15375.50         12058.50
02/28/03         15682.60         12160.10
03/31/03         16581.90         13043.00
04/30/03         17481.20         14123.90
05/31/03         17941.80         14303.90
06/30/03         18808.10         14811.50
07/31/03         19586.80         15483.30
08/31/03         19159.10         15246.30
09/30/03         19861.00         16399.10
10/31/03         19718.40         16970.50
11/30/03         20110.90         17256.80
12/31/03         20663.40         17630.80
01/31/04         21204.90         18054.20
02/28/04         21193.80         18130.80
03/31/04         20586.10         17535.70
04/30/04         20917.60         17899.40
05/31/04         21602.70         18306.80
06/30/04

COLUMBIA ACORN SELECT TOP 10 HOLDINGS (AS A % OF NET ASSETS)

1. Harley-Davidson                                            6.3%
MOTORCYCLES & RELATED MERCHANDISE

2. TCF Financial                                              5.8%
GREAT LAKES BANK

3. McAfee                                                     5.0%
SECURITY SOFTWARE & SERVICES

4. ITT Educational Services                                   4.8%
TECHNOLOGY-ORIENTED POST SECONDARY DEGREE PROGRAMS

5. First Health                                               4.3%
PPO NETWORK

6. PeopleSoft                                                 4.0%
HR, ERP, CRM & SUPPLY CHAIN SOFTWARE

7. Safeway                                                    3.8%
RETAIL FOOD & DRUG STORES

8. Interpublic Group                                          3.8%
ADVERTISING

9. Synopsys                                                   3.7%
SOFTWARE FOR DESIGNING SEMICONDUCTOR CHIPS

10. Tektronix                                                 3.4%
ANALYTICAL INSTRUMENTS

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

COLUMBIA THERMOSTAT FUND
     >IN A NUTSHELL

[Photo of Ralph Wanger]                 [PHOTO OF Charles P. McQuaid]

     Columbia Thermostat Fund was down 0.18% for the quarter but ended the six months up 2.74%. These returns were in line with the Lipper Flexible Portfolio Funds Index. As expected, Fund performance was in between the S&P 500 and the Lehman Brothers U.S. Credit Intermediate Bond Index (see Page 2 for index results).

     The first six months of 2004 favored our small-, mid-and value-stock funds in the portfolio. Columbia Mid Cap Value Fund, Columbia Acorn Fund, and Columbia Acorn Select were each up over 7.40% for the six-month period. Overall, Thermostat's equity portfolio had a 4.61% return year-to-date and the fixed income piece was up 0.17%.

RESULTS OF THE FUNDS OWNED IN COLUMBIA THERMOSTAT FUND

Equities

                                    2ND       SIX-MONTH
                      WEIGHTING   QUARTER    RETURNS TO
FUND                  IN FUND     RETURNS     6/30/04
----------------------------------------------------------
Columbia                20%         1.65%      8.99%
Acorn Fund
----------------------------------------------------------
Columbia                15%         1.93%      7.42%
Acorn Select
----------------------------------------------------------
Columbia Growth         25%         1.01%     -2.17%
Stock Fund
----------------------------------------------------------
Columbia Growth         25%         0.42%      4.26%
& Income Fund
----------------------------------------------------------
Columbia Mid Cap        15%         2.64%      7.86%
Value Fund
----------------------------------------------------------
WEIGHTED AVERAGE       100%         1.37%      4.61%*
----------------------------------------------------------

* WEIGHTED AVERAGE RETURN OF EQUITY FUNDS IN THE PORTFOLIO.

Fixed Income

                                       2ND     SIX-MONTH
                        WEIGHTING    QUARTER   RETURNS TO
FUND                    IN FUND      RETURNS    6/30/04
----------------------------------------------------------
Columbia Federal           30%        -2.37%      0.11%
Securities Fund
----------------------------------------------------------
Columbia Intermediate      50%        -2.35%      0.14%
Bond Fund
----------------------------------------------------------
Columbia High              20%        -1.91%      0.32%
Yield Fund
----------------------------------------------------------
WEIGHTED AVERAGE          100%        -2.27%*     0.17%*
----------------------------------------------------------

* WEIGHTED AVERAGE RETURN FOR INCOME FUNDS IN THE PORTFOLIO.

COLUMBIA THERMOSTAT FUND
REBALANCING IN THE QUARTER
----------------------------------------------------------
APRIL 22, 2004:       50% stock, 50% fixed income
MAY 21, 2004:         55% stock, 45% fixed income
JUNE 23, 2004:        50% stock, 50% fixed income

During the second quarter, the equity portion of the portfolio had a 1.37% gain vs. a 2.27% drop on the income side.

     As noted in the table below, the Fund hit three reallocation triggers during the second quarter. We increased bond exposure in the portfolio in April and June and increased stock fund exposure in May.

     Assets in Columbia Thermostat Fund were just over $183 million at the end of the period. We believe this is a good result for a fund that is less than two years old. We are pleased with the steady inflows of money and appreciate your investment. We will continue to strive to keep Fund results at an even temperature despite ongoing market volatility.

    /s/ Ralph Wanger                /s/ Charles P. McQuaid

    Ralph Wanger                    Charles P. McQuaid
    CO-PORTFOLIO MANAGER            CO-PORTFOLIO MANAGER

THE VALUE OF AN INVESTMENT IN THE FUND IS BASED PRIMARILY ON THE PERFORMANCE OF THE UNDERLYING PORTFOLIO FUNDS AND THE ALLOCATION OF THE FUND'S ASSETS AMONG THEM. AN INVESTMENT IN THE UNDERLYING FUNDS MAY PRESENT CERTAIN RISKS, INCLUDING STOCK MARKET FLUCTUATIONS THAT OCCUR IN RESPONSE TO ECONOMIC AND BUSINESS DEVELOPMENTS; AND A GREATER DEGREE OF SOCIAL, POLITICAL AND ECONOMIC VOLATILITY ASSOCIATED WITH INTERNATIONAL INVESTING. INVESTING IN SMALL-AND MID-CAP STOCKS MAY PRESENT SPECIAL RISKS INCLUDING POSSIBLE ILLIQUIDITY AND GREATER PRICE VOLATILITY THAN STOCKS OF LARGER, MORE ESTABLISHED COMPANIES. CHANGES IN INTEREST RATES AND CHANGES IN THE FINANCIAL STRENGTH OF ISSUERS OF LOWER-RATED BONDS MAY ALSO AFFECT UNDERLYING FUND PERFORMANCE. THE FUND IS ALSO SUBJECT TO THE RISK THAT THE INVESTMENT ADVISER'S DECISIONS REGARDING ASSET CLASSES AND PORTFOLIO FUNDS WILL NOT ANTICIPATE MARKET TRENDS SUCCESSFULLY, RESULTING IN A FAILURE TO PRESERVE CAPITAL OR LOWER TOTAL RETURN. IN ADDITION, THE FUND MAY BUY AND SELL SHARES OF THE PORTFOLIO FUNDS FREQUENTLY. THIS MAY RESULT IN HIGHER TRANSACTION COSTS AND ADDITIONAL TAX LIABILITY. THIS IS NOT AN OFFER OF THE SHARES OF ANY OTHER MUTUAL FUND MENTIONED HEREIN.

1-800-922-6769

COLUMBIA THERMOSTAT FUND
     >AT A GLANCE                                           TICKER SYMBOL: COTZX

PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (CLASS Z)
     >through June 30, 2004

                                     YEAR TO                 LIFE OF
                                      DATE*       1 YEAR      FUND
                                     -------      ------     -------
Returns before taxes                  2.74%       12.91%      15.08%

Returns after taxes                   2.70        12.45       14.81
on distributions

Returns after taxes on distribu-      1.79         8.46       12.77
tions and sale of fund shares

S&P 500 (pretax)                      3.44        19.11       22.82

Lehman U.S. Credit Intermediate      -0.08         0.44        5.61
Bond Index (pretax)

Lehman U.S. Govt. Intermediate       -0.15        -0.48        1.99
Bond Index (pretax)

Lipper Flexible Portfolio Funds       2.25        14.64       17.58
Index (pretax)

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of fund shares reflect the additional tax impact of long-term gains or losses realized when fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for class Z shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes. Investment returns and principal value may fluctuate, resulting in a gain or loss on sale.

*Year to date data not annualized.

PORTFOLIO WEIGHTINGS
     >as a % of assets in each investment category, as of June 30, 2004

[PIE CHART]

STOCK MUTUAL FUNDS

Columbia Acorn Fund                             20%
Columbia Acorn Select                           15%
Columbia Growth Stock Fund                      25%
Columbia Growth & Income Fund                   25%
Columbia Mid Cap Value Fund                     15%

BOND MUTUAL FUNDS

Columbia Federal Securities Fund                30%
Columbia Intermediate Bond Fund                 50%
Columbia High Yield Fund                        20%

THE VALUE OF A $10,000 INVESTMENT IN COLUMBIA THERMOSTAT FUND (CLASS Z)
   >September 25, 2002 through June 30, 2004

This graph compares the results of $10,000 invested in Columbia Thermostat Fund at inception on September 25, 2002 to three indexes. The S&P 500 is a broad, market-weighted average of U.S. blue-chip company stock performance. The Lehman U.S. Govt. Bond Index is comprised of 1 to 10 year treasury and agency bonds, excluding targeted investor notes and state and local government series bonds. The Lehman U.S. Credit Intermediate Bond Index is the intermediate component of the U.S. Credit Index. The U.S. Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. The Indexes are unmanaged and returns for the indexes and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. The graph and table do not reflect tax deductions that a shareholder would pay on Fund distributions or the sale of Fund shares.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. VISIT COLUMBIAFUNDS.COM FOR DAILY UPDATES.

COLUMBIA THERMOSTAT FUND NAV ON 6/30/04: $12.63
TOTAL NET ASSETS: $183.4 MILLION

[MOUNTAIN CHART]

                         AVERAGE ANNUAL TOTAL RETURN
                      -------------------------------
                          1 YEAR      LIFE OF FUND
                          12.91%        15.08%


                          COLUMBIA
                         THERMOSTAT   LEHMAN U.S. CREDIT    LEHMAN U.S. GOVT.
              S&P 500      FUND       INTERMEDIATE BOND    INTERMEDIATE BOND
              -------    -----------  -----------------    -----------------
09/30/02      9955.60       9850.00         10042.80             10038.80
10/31/02     10831.90      10220.00          9962.13             10032.00
11/30/02     11469.40      10700.00         10044.60              9952.60
12/31/02     10795.60      10410.00         10306.80             10136.50
01/31/03     10512.80      10260.00         10335.10             10114.10
02/28/03     10355.10      10100.00         10517.50             10228.30
03/31/03     10455.60      10190.00         10539.30             10230.50
04/30/03     11316.80      10710.00         10683.90             10259.20
05/31/03     11913.10      11200.00         10956.80             10420.30
06/30/03     12065.10      11348.00         10962.70             10403.20
07/31/03     12277.80      11418.00         10626.40             10150.40
08/31/03     12517.20      11648.20         10658.60             10168.70
09/30/03     12384.30      11618.20         10976.00             10389.10
10/31/03     13084.90      12018.40         10878.30             10287.30
11/30/03     13200.00      12148.50         10911.20             10288.10
12/31/03     13892.30      12470.60         11019.40             10368.30
01/31/04     14147.30      12642.80         11108.10             10424.50
02/28/04     14343.90      12784.60         11231.20             10523.90
03/31/04     14127.50      12835.20         11330.60             10597.10
04/30/04     13905.70      12571.90         11041.40             10360.30
05/31/04     14096.60      12612.40         10971.40             10327.10
06/30/04     14370.70      12812.50         11021.30             10265.90

COLUMBIA THERMOSTAT FUND ASSET ALLOCATION
   >as a % of net assets, as of June 30, 2004

[PIE CHART]

Stock Mutual Funds                            49.7%
Bond Mutual Funds                             49.8%
Cash and Other Assets Less Liabilities         0.5%

COLUMBIA ACORN FUND
     >MAJOR PORTFOLIO CHANGES IN THE SECOND QUARTER (UNAUDITED)

                                                      NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04
ADDITIONS
----------------------------------------------------------------------------
     INFORMATION

American Tower                                     1,500,000       1,750,000
ASE Test (Taiwan)                                    780,000       1,380,000
Autobytel                                                  0         500,000
Bearing Point                                      3,100,000       3,350,000
Ceridian                                                   0       1,000,000
Concurrent Computer                                2,325,000       4,656,000
Crown Castle International                         3,500,000       4,000,000
E.Piphany                                          5,700,000       6,700,000
Entravision Communications                           301,000       1,000,000
Fair Isaac                                                 0         530,000
Gestevis Telecino                                          0          75,000
Igate Capital                                      4,550,000       4,656,000
Insight Communications                             1,700,000       2,700,000
Integrated Circuit Systems                         1,195,000       1,315,000
Jabil Circuit                                      1,420,000       1,500,000
Liberty Media International                                0         131,000
Novell                                            11,000,000      11,500,000
Pegasus Systems                                    1,125,000       1,250,000
Plexus                                             1,300,000       1,600,000
Radiant Systems                                    1,500,000       1,575,000
Semtech                                              800,000         850,000
SES Global (Luxembourg)                            1,337,000       2,537,000
Shuffle Master                                       827,000         940,000
Tellabs                                            5,700,000       8,700,000
ValueClick                                         1,954,000       2,000,000
Venture (Singapore)                                2,710,000       3,150,000
Western Wireless                                   2,800,000       3,000,000

----------------------------------------------------------------------------
     CONSUMER GOODS/SERVICES

Alliance Gaming                                    2,010,000       2,750,000
Ann Taylor                                           795,000         863,000
(INCLUDES THE EFFECT OF A 3 FOR 2
STOCK SPLIT)
Brookstone                                           130,500         600,000
(INCLUDES THE EFFECT OF A 3 FOR 2
STOCK SPLIT)
Callaway Golf                                              0         500,000
Carter's                                              53,000         369,000
Columbia Sportswear                                  200,000         400,000
Global Bio-Chem Technology
  Group (China)                                   14,730,000      30,000,000
Global Bio-Chem Technology
  Group (Warrants) (China)                                 0       1,841,250
HNI                                                        0       1,600,000
Masonite International (Canada)                      440,000         550,000
Natura Cosmeticos (Brazil)                                 0         500,000
NBTY                                                       0         850,000
Orbitz                                                     0         750,000
Otsuke Kagu (Japan)                                        0         210,000
Pacific Brands (Australia)                                 0       5,000,000
Rank Group (United Kingdom)                                0         230,700
RC2                                                  425,000         545,000


                                                       NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04

----------------------------------------------------------------------------
     CONSUMER GOODS/SERVICES (CONTINUED)

Sports Authority                                           0         773,000
Wacoal (Japan)                                             0       1,100,000
West Marine                                                0         823,000
Williams-Sonoma                                      607,000       1,400,000

----------------------------------------------------------------------------
     INDUSTRIAL GOODS/SERVICES

Aalberts Industrie (Netherlands)                     720,000         737,560
Aviall                                               300,000         600,000
Dominion Homes                                             0         290,000
Exel (United Kingdom)                              1,800,000       2,600,000
Genlyte Group                                              0         300,000
Jaako Poyry (Finland)                                      0         185,000
Sika (Switzerland)                                         0          25,000
Tenaris (Argentina)                                  605,000         750,000
United Services Group
  (Netherlands)                                      420,000         640,000
Vallourec (France)                                    66,000          95,000
Watts Water Technologies                             543,000         554,000
Wienerberger (Austria)                               700,000         787,500

----------------------------------------------------------------------------
     FINANCE

Bank of the Ozarks                                         0         231,000
BOK Financial                                      1,524,000       1,638,000
CityBank Lynnwood                                    267,000         360,000
Credito Emiliano (Italy)                                   0         210,000
Cullen Frost Bankers                                 108,000         370,000
First Mutual Bancshares                               76,000         125,000
Glacier Bancorp                                    1,917,500       2,187,000
(INCLUDES THE EFFECT OF A 5 FOR
4 STOCK SPLIT)
Great Southern Bancorp                               348,000         455,000
(INCLUDES THE EFFECT OF A 2 FOR 1
STOCK SPLIT)
Imperial Thrift & Loan                                     0          74,000
Jardine Lloyd Thompson
  (United Kingdom)                                 1,000,000       1,992,000
Komercni Banka (Czech Republic)                            0         145,000
Northgate (United Kingdom)                                 0         784,000
Stewart Information Services                               0         245,000
Texas Regional Bancshares                          1,015,000       1,300,000
West Coast Bancorp                                 1,045,000       1,320,000

1-800-922-6769

                                                       NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04

ADDITIONS (CONTINUED)
----------------------------------------------------------------------------
     HEALTH CARE

Accredo Health                                             0         450,000
Atherogenics                                         389,000         789,000
Bioveris                                           1,000,000       1,150,000
DOV Pharmaceuticals                                        0       1,165,000
Hogy Medical (Japan)                                       0         190,000
La Jolla Pharmaceutical                                    0       3,500,000
Lexicon Genetics                                           0       1,876,000
Ligand Pharmaceuticals                                     0       1,250,000
Myriad Genetics                                      160,000         460,000
Neurocrine Biosciences                                     0         360,000
NPS Pharmaceuticals                                  426,000         776,000
OPG Groep (Netherlands)                              420,000         510,000
Par Pharmaceuticals                                        0         775,000
Pozen                                                      0       1,709,000

----------------------------------------------------------------------------
     ENERGY/MINERALS

Chicago Bridge & Iron                                428,000         700,000
Clayton Williams Energy                                    0         400,000
Clayton Williams Energy                                   --          40,000
Esprit Exploration (Canada)                                0       3,458,200
FMC Technologies                                   1,900,000       2,300,000
Fugro (Netherlands)                                  250,000         333,000
Gamesa (Spain)                                       570,000       1,470,000
McMoRan Exploration                                  875,000         915,000
Nexen (Canada)                                       800,000         925,000
Noranda (Canada)                                     500,000         700,000
Range Resources                                            0         916,000
Tullow Oil (United Kingdom)                       10,000,000      15,400,000
Western Gas                                        2,600,000       2,800,000
(INCLUDES THE EFFECT OF A 2 FOR 1
STOCK SPLIT)

----------------------------------------------------------------------------
     OTHER INDUSTRIES

Diamondrock Hospitality                                    0       1,000,000
Highland Hospitality                                 440,000       1,240,000
Northeast Utilities                                1,350,000       1,650,000
Sponda (Finland)                                     875,000       1,352,600


                                                       NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04

SALES
----------------------------------------------------------------------------
     INFORMATION

Agilysys                                           1,410,000         710,000
Alliance Atlantis Communication
  (Canada)                                           750,000         500,000
American Management Systems                           58,000               0
Aspect Communications                              3,959,000       3,550,000
Avid Technology                                    1,800,000       1,600,000
Ciber                                              3,319,000       3,100,000
COMARCO                                              533,000         300,000
Commonwealth Telephone                               900,000         800,000
Dionex                                               836,000         536,000
DoubleClick                                        2,000,000       1,400,000
Euronet Worldwide                                    406,000         286,000
Euronext (France)                                    725,000               0
Global Payments                                    1,487,000       1,457,000
Hit Entertainment
  (United Kingdom)                                 2,750,000               0
International Game Technology                      8,768,000       6,700,000
Kronos                                             1,900,000       1,625,000
Neopost (France)                                     431,900         371,900
Perot Systems                                        900,000         205,000
RH Donnelley                                         150,000         119,000
RSA Security                                       2,500,000       2,200,000
Salem Communications                                 850,000         770,000
Skillsoft Publishing                               9,800,000       9,500,000
Tech Data                                            780,000         680,000
TVB (Hong Kong)                                    3,300,000         224,700
Varian                                               668,000         428,000
Witness Systems                                    1,660,000       1,500,000

----------------------------------------------------------------------------
     CONSUMER GOODS/SERVICES

Borders Group                                      1,400,000       1,300,000
Furniture Brands International                       510,000               0
Helen of Troy                                      2,200,000       1,381,000
Hon Industries                                     1,455,000               0
Jones Apparel                                        418,000               0
SCP Pool                                           1,511,000       1,326,000
Shimano (Japan)                                      800,000         644,100
USS (Japan)                                          260,000         135,000
Whole Foods Market                                   500,000         350,000

----------------------------------------------------------------------------
     INDUSTRIAL GOODS/SERVICES

Expeditors International of
  Washington                                       2,900,000       2,750,000
G&K Services                                         725,000         550,000
Hub Group                                            759,000         549,000
Insituform Technologies                              500,000               0
Labor Ready                                        1,900,000       1,800,000
Munters (Sweden)                                     590,000               0
Northwest Pipe Company                               120,000               0

COLUMBIA ACORN FUND
     >MAJOR PORTFOLIO CHANGES IN THE SECOND QUARTER (UNAUDITED),
     CONTINUED

                                                       NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04

SALES (CONTINUED)
----------------------------------------------------------------------------
     FINANCE

Harleysville Group                                   200,000               0
Irish Life & Permanent (Ireland)                   1,000,000         959,400
Republic                                           1,798,000       1,698,000

----------------------------------------------------------------------------
     HEALTH CARE

Aclara Biosciences                                 1,982,000               0
Applera Celera Genomics                              900,000               0
Enzon                                              1,665,000               0
Gene Logic                                           210,000               0
Guilford Pharmaceuticals                             316,000               0
Incyte Genomics                                      320,000               0
Kinetic Concepts                                     276,000               0
Nektar Therapeutics                                2,055,000       1,055,000
Novoste                                            1,273,000               0
Patheon (Canada)                                     422,000               0
Pharmacyclics                                        528,000               0

----------------------------------------------------------------------------
     ENERGY/MINERALS

Aquila                                             1,270,000               0
Evergreen Resources                                1,460,000               0
Quicksilver                                          600,000         465,000
Westport Resources                                   517,000               0
XTO Energy                                         7,875,000       7,275,000

----------------------------------------------------------------------------
     OTHER INDUSTRIES

Airports of Thailand (Thailand)                    1,250,600               0
Chelsea Properties Group                             400,000               0
Federal Realty Investment Trust                      690,000         575,000
General Growth Properties                          1,845,000       1,320,000
LNR Property                                          80,000               0
Macerich Company                                     800,000         635,000
Mills                                                725,000         620,000
Red Electrica (Spain)                                899,800         799,800
The Rouse Company                                  1,160,000         825,000
Security Capital European
  Realty (Luxembourg)                                299,275         194,827
Unisource Energy                                     800,000               0

1-800-922-6769

COLUMBIA ACORN FUND
     >STATEMENT OF INVESTMENTS (UNAUDITED), JUNE 30, 2004

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                                                           SECURITIES: 94.3%
----------------------------------------------------------------------------
INFORMATION: 24.9%
                 SOFTWARE/SERVICES

                 >BUSINESS SOFTWARE: 5.6%

    11,500,000   Novell (b)                                      $    96,485
                 DIRECTORY, OPERATING SYSTEM & IDENTITY
                 MANAGEMENT SOFTWARE
     1,600,000   Avid Technology (b)(c)                               87,312
                 DIGITAL NONLINEAR EDITING SOFTWARE & SYSTEMS
     1,625,000   Kronos (b)(c)                                        66,950
                 LABOR MANAGEMENT SOLUTIONS
     3,450,000   PeopleSoft (b)                                       63,825
                 HR, ERP, CRM & SUPPLY CHAIN SOFTWARE
     3,550,000   Aspect Communications (b)                            50,410
                 CALL CENTER SOFTWARE
       950,000   Micros Systems (b)(c)                                45,571
                 INFORMATION SYSTEMS FOR RESTAURANTS & HOTELS
     1,875,000   McAfee (b)                                           33,994
                 SECURITY SOFTWARE & SERVICES
     6,700,000   E.Piphany (b)(c)                                     32,361
                 CRM SOFTWARE
     2,200,000   JDA Software Group (b)(c)                            28,974
                 APPLICATIONS/SOFTWARE & SERVICES FOR RETAILERS
     2,035,000   MRO Software (b)(c)                                  27,696
                 ENTERPRISE MAINTENANCE SOFTWARE
     1,521,000   Sybase (b)                                           27,378
                 DATABASE SOFTWARE
     6,000,000   Actuate (b)(c)                                       23,700
                 INFORMATION DELIVERY SOFTWARE & SOLUTIONS
     2,200,000   MAPICS (b)(c)                                        23,232
                 MID MARKET ERP SOFTWARE
     3,000,000   Lawson Software (b)                                  21,240
                 ENTERPRISE RESOURCE PLANNING (ERP) SOFTWARE
     1,500,000   Witness Systems (b)(c)                               18,225
                 CUSTOMER EXPERIENCE MANAGEMENT SOFTWARE
     5,600,000   Indus International (b)(c)                           11,760
                 ENTERPRISE ASSET MANAGEMENT SOFTWARE
       500,000   SPSS (b)                                              8,985
                 STATISTICAL/BUSINESS ANALYSIS SOFTWARE
     1,575,000   Radiant Systems (b)(c)                                7,387
                 POINT OF SALE SYSTEMS FOR CONVENIENCE STORES
       750,000   Netegrity (b)                                         6,345
                 ENTERPRISE SECURITY SOFTWARE
     3,300,000   BSQUARE (b)(c)                                        3,300
                 SOFTWARE TO HELP DESIGN MOBILE DEVICES
     1,250,000   ClickSoftware Technologies (b)                        2,875
                 SERVICE CHAIN OPTIMIZATION SOFTWARE
        70,000   Group 1 Software (b)                                  1,606
                 ADDRESS VERIFICATION SOFTWARE
----------------------------------------------------------------------------
                                                                     689,611

                 >BUSINESS INFORMATION/MARKETING
                 SERVICES/PUBLISHING: 1.7%

     1,200,000   Getty Images (b)                                     72,000
                 PHOTOGRAPHS FOR PUBLICATIONS & ELECTRONIC MEDIA
     1,336,000   Navigant Consulting (b)                              28,644
                 CONSULTING FIRM


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

     2,685,000   InfoUSA (b)(c)                                  $    27,226
                 BUSINESS DATA FOR SALES LEADS
     1,000,000   Ceridian (b)                                         22,500
                 HR SERVICES & PAYMENT PROCESSING
       530,000   Fair Isaac                                           17,691
                 CREDIT SCORING & DECISION ANALYTIC SOFTWARE
       600,000   Information Holdings (b)                             16,422
                 PATENT & OTHER BUSINESS INFORMATION
       950,000   Administaff (b)                                      15,770
                 PROFESSIONAL EMPLOYER ORGANIZATION
       119,000   RH Donnelley (b)                                      5,205
                 YELLOW PAGES PUBLISHER
     1,700,000   PRIMEDIA (b)                                          4,726
                 SPECIALTY MAGAZINES & OTHER PUBLICATIONS
----------------------------------------------------------------------------
                                                                     210,184

                 >INTERNET: 1.3%

     9,500,000   Skillsoft Publishing (b)(c)                          72,200
                 PROVIDER OF WEB-BASED LEARNING SOLUTIONS
                 (E-LEARNING)
     2,200,000   RSA Security (b)                                     45,034
                 ENTERPRISE SECURITY SOFTWARE
     2,000,000   ValueClick (b)                                       23,960
                 INTERNET ADVERTISING
     1,400,000   DoubleClick (b)                                      10,878
                 INTERNET ADVERTISING & DIRECT MARKETING
                   STATISTICAL DATA
       500,000   Autobytel (b)                                         4,540
                 AUTO WEBSITES FOR SALES LEADS & ADVERTISING
     1,879,808   Vital Stream, Cl. C (b)(c)                            1,410
                 STREAMING SERVICES FOR THE INTERNET
       250,000   NeoPlanet, Series A (d)                                  51
        53,376   NeoPlanet, Series B (d)                                  18
                 WEB BROWSER
----------------------------------------------------------------------------
                                                                     158,091

                 >TRANSACTION PROCESSORS: 1.0%

     1,457,000   Global Payments                                      65,594
                 CREDIT CARD PROCESSOR
     1,250,000   Pegasus Systems (b)(c)                               16,413
                 TRANSACTION PROCESSOR FOR HOTEL INDUSTRY
       600,000   Cubic                                                12,558
                 REVENUE COLLECTION & DEFENSE SYSTEMS
     5,000,000   Hong Kong Exchanges &
                 Clearing (Hong Kong)                                 10,308
                 TRADING, CLEARING & SETTLEMENT SERVICES FOR
                 FINANCIAL MARKETS
       175,000   Deutsche Boerse (Germany)                             8,910
                 TRADING, CLEARING & SETTLEMENT SERVICES
                 FOR FINANCIAL MARKETS
       286,000   Euronet Worldwide (b)                                 6,615
                 ATM PROCESSOR
----------------------------------------------------------------------------
                                                                     120,398

                 >COMPUTER SERVICES: 0.9%

     3,350,000   Bearing Point (b)                                    29,714
                 BUSINESS CONSULTING & TECHNOLOGY STRATEGY
     4,600,000   AnswerThink Consulting (b)(c)                        26,358
                 IT INTEGRATOR FOR FORTUNE 2000
     3,100,000   Ciber (b)(c)                                         25,482
                 SOFTWARE SERVICES & STAFFING
     4,656,000   Igate Capital (b)(c)                                 18,531
                 TECHNOLOGY STAFFING SERVICES

COLUMBIA ACORN FUND
     >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >COMPUTER SERVICES--CONTINUED

     2,300,000   Analysts International (b)(c)                   $     7,084
                 TECHNOLOGY STAFFING SERVICES
     1,025,000   New Horizons Worldwide (b)(c)                         6,150
                 COMPUTER TRAINING SERVICES
       205,000   Perot Systems (b)                                     2,720
                 BUSINESS CONSULTING & TECHNOLOGY STRATEGY
----------------------------------------------------------------------------
                                                                     116,039

                 >ELECTRONICS DISTRIBUTION: 0.6%

     1,695,000   Avnet (b)                                            38,476
                 ELECTRONIC COMPONENTS DISTRIBUTION
       680,000   Tech Data (b)                                        26,608
                 I/T DISTRIBUTOR
       710,000   Agilysys                                              9,791
                 I/T DISTRIBUTOR
----------------------------------------------------------------------------
                                                                      74,875

                 >CONSUMER SOFTWARE: 0.5%

     1,400,000   THQ (b)                                              32,060
                 ENTERTAINMENT SOFTWARE
     1,125,000   Activision (b)                                       17,887
                 ENTERTAINMENT SOFTWARE
     2,000,000   Pinnacle Systems (b)                                 14,300
                 VIDEO EDITING SOFTWARE & HARDWARE
----------------------------------------------------------------------------
                                                                      64,247

                 COMPUTER RELATED HARDWARE
                 >COMPUTER HARDWARE/RELATED SYSTEMS: 2.5%

       494,000   Zebra Technologies (b)                               42,978
                 BAR CODE PRINTERS
     2,500,000   Seachange International (b)(c)                       42,200
                 SYSTEMS FOR VIDEO ON DEMAND & AD INSERTION
     1,060,000   Avocent (b)                                          38,944
                 COMPUTER CONTROL SWITCHES
       445,000   Rogers (b)                                           31,106
                 PCB LAMINATES & HIGH PERFORMANCE FOAMS
     1,525,000   Unova (b)                                            30,881
                 BARCODE & WIRELESS LAN SYSTEMS
       371,900   Neopost (France)                                     22,008
                 POSTAGE METERS
       625,000   Excel Technologies (b)(c)                            20,781
                 LASER SYSTEMS & ELECTRO-OPTICAL COMPONENTS
     2,900,000   3Com (b)                                             18,125
                 NETWORKING EQUIPMENT
     1,575,000   Cable Design Technologies (b)(c)                     16,695
                 NETWORKING & SPECIALTY CABLES
       535,000   II VI (b)                                            16,403
                 LASER COMPONENTS
     1,350,000   CTS                                                  16,281
                 ELECTRONIC COMPONENTS, SENSORS & EMS
     4,656,000   Concurrent Computer (b)(c)                            9,219
                 VIDEO ON DEMAND SYSTEMS & SERVICES
       230,000   Applied Films (b)                                     6,675
                 THIN-FILM GLASS COATING EQUIPMENT
       351,000   Phoenixtec Power (Taiwan)                               346
                 UNINTERRUPTIBLE POWER SUPPLIES
----------------------------------------------------------------------------
                                                                     312,642


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >GAMING EQUIPMENT: 2.4%

     6,700,000   International Game Technology                   $   258,620
                 SLOT MACHINES & PROGRESSIVE JACKPOTS
       940,000   Shuffle Master (b)                                   34,131
                 CARD SHUFFLERS, CASINO GAMES & SLOT MACHINES
----------------------------------------------------------------------------
                                                                     292,751

                 >INSTRUMENTATION: 1.2%

       810,000   Mettler Toledo (b)                                   39,803
                 LABORATORY EQUIPMENT
     1,350,000   Trimble Navigation (b)                               37,517
                 GPS-BASED INSTRUMENTS
       536,000   Dionex (b)                                           29,571
                 ION & LIQUID CHROMATOGRAPHY
     2,300,000   Spectris (United Kingdom)                            20,859
                 ELECTRONIC INSTRUMENTATION & CONTROLS
       428,000   Varian (b)                                           18,040
                 ANALYTICAL INSTRUMENTS
----------------------------------------------------------------------------
                                                                     145,790

                 >SEMICONDUCTORS/RELATED EQUIPMENT: 1.1%

     1,315,000   Integrated Circuit Systems (b)                       35,715
                 SILICON TIMING DEVICES
       685,000   Littelfuse (b)                                       29,051
                 LITTLE FUSES
       850,000   Semtech (b)                                          20,009
                 ANALOG SEMICONDUCTORS
     1,380,000   Ase Test (Taiwan) (b)                                10,171
                 SEMICONDUCTOR PACKAGING & TEST SERVICES
     1,250,000   IXYS (b)                                              9,850
                 POWER SEMICONDUCTORS
       565,000   Supertex (b)                                          9,232
                 MIXED-SIGNAL SEMICONDUCTORS
       664,000   Asyst Technologies (b)                                6,866
                 SEMICONDUCTOR FAB AUTOMATION EQUIPMENT
       361,000   Actel (b)                                             6,678
                 FIELD PROGRAMMABLE GATE ARRAYS
       604,000   Pericom Semiconductor (b)                             6,469
                 SEMICONDUCTORS - INTERFACE INTEGRATED CIRCUITS
----------------------------------------------------------------------------
                                                                     134,041

                 >CONTRACT MANUFACTURING: 0.8%

     1,500,000   Jabil Circuit (b)                                    37,770
                 ELECTRONIC MANUFACTURING SERVICES
     3,150,000   Venture (Singapore)                                  33,115
                 ELECTRONIC CONTRACT MANUFACTURER
     1,600,000   Plexus (b)                                           21,600
                 ELECTRONIC MANUFACTURING SERVICES
----------------------------------------------------------------------------
                                                                      92,485

                 TELECOMMUNICATIONS
                 >MOBILE COMMUNICATIONS: 1.7%

     3,000,000   Western Wireless (b)                                 86,730
                 RURAL CELLULAR PHONE SERVICES
     4,000,000   Crown Castle International (b)                       59,000
                 COMMUNICATION TOWERS IN USA & UK
       520,000   Telephone & Data Systems                             37,024
                 CELLULAR & TELEPHONE SERVICES
     1,750,000   American Tower (b)                                   26,600
                 COMMUNICATION TOWERS IN USA & MEXICO

1-800-922-6769

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >MOBILE COMMUNICATIONS--CONTINUED

       300,000   COMARCO (b)                                     $     2,115
                 WIRELESS NETWORK TESTING
----------------------------------------------------------------------------
                                                                     211,469

                 >TELECOMMUNICATION EQUIPMENT: 1.2%

     8,700,000   Tellabs (b)                                          76,038
                 TELECOMMUNICATIONS & CABLE EQUIPMENT
       830,000   Plantronics (b)                                      34,943
                 COMMUNICATION HEADSETS
     1,600,000   Andrew (b)                                           32,016
                 WIRELESS INFRASTRUCTURE EQUIPMENT
     1,200,000   Symmetricom (b)                                      10,680
                 NETWORK TIMING & SYNCHRONIZATION DEVICES
----------------------------------------------------------------------------
                                                                     153,677

                 >TELECOMMUNICATIONS/WIRELINE
                 COMMUNICATIONS: 0.3%

       800,000   Commonwealth Telephone (b)                           35,816
                 RURAL PHONE FRANCHISES & CLEC
----------------------------------------------------------------------------

                 MEDIA
                 >TELEVISION PROGRAMMING/CATV: 1.0%

     2,700,000   Insight Communications (b)(c)                        25,002
                 CATV FRANCHISES IN MIDWEST
     2,605,000   Liberty Media (b)                                    23,419
                 CATV PROGRAMMING & MEDIA COMPANY HOLDINGS
     1,150,000   Corus Entertainment (Canada)                         22,297
                 TELEVISION PROGRAMMING & RADIO STATIONS
     2,500,000   Mediacom Communications (b)                          19,550
                 CABLE TELEVISION FRANCHISES
     2,379,000   United Global Com (b)                                17,272
                 VIDEO, VOICE & DATA SERVICES OUTSIDE THE USA
       500,000   Alliance Atlantis Communication
                 (Canada) (b)                                          9,317
                 CATV CHANNELS, TV/MOVIE
                 PRODUCTION/DISTRIBUTION
       131,000   Liberty Media International (b)                       4,860
                 CATV HOLDING COMPANY
----------------------------------------------------------------------------
                                                                     121,717

                 >RADIO BROADCASTING: 0.6%

       770,000   Salem Communications (b)                             20,890
                 RADIO STATIONS FOR RELIGIOUS PROGRAMMING
     1,200,000   Cumulus Media, Cl. A (b)                             20,172
                 RADIO STATIONS IN SMALL CITIES
       992,000   Saga Communications (b)(c)                           18,104
                 RADIO STATIONS IN SMALL & MID-SIZED CITIES
     1,200,000   Spanish Broadcasting (b)                             11,172
                 SPANISH LANGUAGE RADIO STATIONS
----------------------------------------------------------------------------
                                                                      70,338

                 >TV/SATELLITE BROADCASTING: 0.5%

     2,537,000   SES Global (Luxembourg)                              21,447
                 SATELLITE BROADCASTING SERVICES
     1,400,000   Gray Television                                      19,446
                 MID MARKET AFFILIATED TV STATIONS
     1,000,000   Entravision Communications (b)                        7,680
                 SPANISH LANGUAGE TV, RADIO & OUTDOOR
       270,000   Metropole TV (France)                                 7,633
                 TELEVISION BROADCASTER
       200,000   Young Broadcasting (b)                                2,630
                 TELEVISION STATIONS


NUMBER OF SHARES
OR PRINCIPAL AMOUNT (000)                                        VALUE (000)
----------------------------------------------------------------------------

        75,000   Gestevis Telecino (Spain) (b)                   $     1,119
                 SPAIN'S SECOND LARGEST BROADCASTER
       224,700   TVB (Hong Kong)                                         970
                 TELEVISION PROGRAMMING & BROADCASTING
----------------------------------------------------------------------------
                                                                      60,925
                                                                 -----------
INFORMATION: TOTAL                                                 3,065,096
----------------------------------------------------------------------------
CONSUMER GOODS/SERVICES: 21.8%
                 SERVICES

                 >RETAIL: 6.6%

     2,495,000   Chico's FAS (b)                                     112,674
                 WOMEN'S SPECIALTY RETAILER
     1,600,000   Michaels Stores                                      88,000
                 CRAFT & HOBBY SPECIALTY RETAILER
     3,743,000   Christopher & Banks (c)                              66,288
                 WOMEN'S APPAREL RETAILER
     2,265,000   Aeropostale (b)                                      60,951
                 MALL BASED TEEN RETAILER
       788,000   Urban Outfitters (b)                                 47,997
                 ECLECTIC HOME & APPAREL RETAILER
     1,400,000   Williams Sonoma (b)                                  46,144
                 HOME GOODS & FURNISHING RETAILER
     5,100,000   Winn Dixie Stores                                    36,720
                 SUPERMARKETS IN THE SOUTHEAST US
       895,000   Abercrombie & Fitch                                  34,681
                 TEEN APPAREL RETAILER
       350,000   Whole Foods Market                                   33,408
                 NATURAL FOOD SUPERMARKETS
     1,015,000   Petco Animal Supplies (b)                            32,693
                 PET SUPPLIES & SERVICES
     1,300,000   Borders Group                                        30,472
                 BOOKSTORES
     1,072,000   Zale (b)                                             29,223
                 SPECIALTY RETAILER OF JEWELRY
     1,370,000   Hot Topic (b)                                        28,071
                 MUSIC INSPIRED RETAILER OF APPAREL, ACCESSORIES
                   & GIFTS
       773,000   Sports Authority (b)                                 27,751
                 SPORTING GOODS STORES
       863,000   Ann Taylor (b)                                       25,010
                 WOMEN'S APPAREL RETAILER
       823,000   West Marine (b)                                      22,098
                 LARGEST RETAILER OF BOATING SUPPLIES
       700,000   Genesco (b)                                          16,541
                 MULTI-CONCEPT BRANDED FOOTWEAR RETAILER
       200,000   Fast Retailing (Japan)                               16,251
                 APPAREL RETAILER
     1,700,000   Burberry Group (United Kingdom)                      12,630
                 APPAREL RETAILER
       600,000   Brookstone (b)                                       12,030
                 SPECIALTY CONSUMER PRODUCT RETAILER
     2,250,000   Esprit Holdings (Hong Kong) (b)                      10,117
                 GLOBAL APPAREL BRAND MANAGER
       210,000   Otsuke Kagu (Japan)                                   6,556
                 FURNITURE RETAILER
       950,000   Gaiam (b)(c)                                          6,441
                 HEALTHY LIVING CATALOG & E-COMMERCE
$        6,000   Gadzooks 5% Convertible 10/07/08 (b)(d)               2,941
                 TEEN APPAREL RETAILER
----------------------------------------------------------------------------
                                                                     805,688

COLUMBIA ACORN FUND
     >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >CONSUMER SERVICES: 1.6%

     2,250,000   ITT Educational Services (b)                    $    85,545
                 TECHNOLOGY-ORIENTED POST SECONDARY DEGREE
                   PROGRAMS
       775,000   Weight Watchers (b)                                  30,334
                 WEIGHT LOSS PROGRAMS
     1,290,000   Coinstar (b)(c)                                      28,341
                 OWNER/OPERATOR OF COIN COUNTING MACHINES
       900,000   Central Parking                                      16,821
                 OWNER, OPERATOR & MANAGER OF PARKING
                   LOTS & GARAGES
     1,750,000   Princeton Review (b)(c)                              13,248
                 COLLEGE PREPARATION COURSES
     2,350,000   Bally Total Fitness (b)(c)                           11,750
                 NATIONAL CHAIN OF FITNESS CENTERS
       135,000   USS (Japan)                                          11,615
                 USED CAR AUCTIONEER
----------------------------------------------------------------------------
                                                                     197,654

                 >ENTERTAINMENT/LEISURE PRODUCTS: 1.5%

       805,000   International Speedway Motors                        39,155
                 LARGEST MOTORSPORT RACETRACK OWNER & OPERATOR
     1,250,000   Leapfrog Enterprises (b)                             24,862
                 EDUCATIONAL TOYS
     2,765,000   Six Flags (b)                                        20,074
                 WORLDWIDE THEME PARK OPERATOR
       545,000   RC2 (b)                                              19,348
                 COLLECTIBLES & TOYS
     1,276,000   Action Performance (c)                               19,229
                 MOTORSPORT COLLECTIBLES & MERCHANDISING
       370,000   Amer Group (Finland)                                 19,281
                 BRANDED SPORTING GOODS
       363,000   Speedway Motorsports                                 12,139
                 MOTORSPORT RACETRACK OWNER & OPERATOR
     1,750,000   Magna Entertainment, Cl. A
                 (Canada) (b)                                         10,325
                 OWNER/OPERATOR THOROUGHBRED
                   RACETRACKS
       500,000   Natura Cosmetics (Brazil) (b)                         8,042
                 DIRECT SALES OF HIGH-END COSMETICS
       500,000   Callaway Golf                                         5,670
                 PREMIUM GOLF CLUBS & BALLS
       345,000   Intralot (Greece)                                     5,485
                 LOTTERY & GAMING SYSTEMS & SERVICES
----------------------------------------------------------------------------
                                                                     183,610

                 >CASINOS: 1.4%

     2,750,000   Alliance Gaming (b)(c)                               47,190
                 DIVERSIFIED GAMING COMPANY
       890,000   Station Casinos                                      43,076
                 CASINOS & RIVERBOATS
       875,000   Argosy Gaming (b)                                    32,900
                 REGIONAL RIVERBOAT CASINOS
     1,925,000   Pinnacle Entertainment (b)(c)                        24,274
                 REGIONAL RIVERBOAT CASINOS
     5,000,000   Sky City Entertainment (New Zealand)                 15,143
                 CASINO/ENTERTAINMENT COMPLEX
       805,000   Monarch Casino & Resort (b)(c)                       11,350
                 CASINO/HOTEL IN RENO
       226,000   Lakes Entertainment (b)                               2,619
                 GAMING ENTREPRENEUR
       230,700   Rank Group (United Kingdom)                           1,257
                 GAMING & MEDIA SERVICES
----------------------------------------------------------------------------
                                                                     177,809


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >TRAVEL: 1.0%

     2,314,500   Intrawest (Canada)                              $    36,921
                 OWNER/OPERATOR OF SKI RESORTS
     3,380,000   LaQuinta (b)                                         28,392
                 OWNER/FRANCHISER OF MID-PRICED HOTELS
     1,115,000   Vail Resorts (b)                                     21,363
                 OWNER/OPERATOR OF SKI RESORTS
       959,000   Navigant International (b)(c)                        17,061
                 CORPORATE TRAVEL AGENCY
       750,000   Orbitz (b)(c)                                        16,215
                 ONLINE TRAVEL DISTRIBUTION
       720,000   Jurys Doyle Hotel (Ireland)                           9,123
                 HOTEL GROUP
----------------------------------------------------------------------------
                                                                     129,075

                 >RESTAURANTS: 0.8%

     2,000,000   AFC Enterprises (b)(c)                               43,000
                 POPEYES, CHURCHES FRIED CHICKEN
     1,447,000   Autogrill (Italy) (b)                                20,534
                 TOLLWAY RESTAURANTS
       155,000   Kappa Create (Japan)                                 10,742
       155,000   Kappa Create New Shares (Japan)                      10,398
                 SUSHI CHAIN RESTAURANT OPERATOR
       243,000   Cheesecake Factory (b)                                9,669
                 CASUAL DINING RESTAURANTS
----------------------------------------------------------------------------
                                                                      94,343

                 >CRUISE LINES: 0.1%

       400,000   Carnival                                             18,800
                 LARGEST CRUISE LINE
----------------------------------------------------------------------------

                 GOODS
                 >APPAREL: 2.0%

     2,840,000   Coach (b)                                           128,340
                 DESIGNER & RETAILER OF BRANDED LEATHER
                   ACCESSORIES
       564,000   Oxford Industries                                    24,568
                 BRANDED & PRIVATE LABEL APPAREL
       400,000   Columbia Sportswear (b)                              21,848
                 ACTIVE OUTDOOR APPAREL, FOOTWEAR & ACCESSORIES
     3,000,000   Billabong International (Australia)                  17,219
                 SURFWEAR APPAREL MANUFACTURER
       828,000   Steven Madden (b)(c)                                 16,535
                 WHOLESALER/RETAILER OF FASHION FOOTWEAR
     1,100,000   Wacoal (Japan)                                       11,695
                 WOMEN'S SPECIALTY APPAREL
       369,000   Carter's (b)                                         10,742
                 CHILDREN'S BRANDED APPAREL
     5,000,000   Pacific Brands (Australia) (b)                        9,274
                 DOMINANT AUSTRALIAN APPAREL BRAND MANAGER
----------------------------------------------------------------------------
                                                                     240,221

                 >FURNITURE/TEXTILES: 1.9%

     1,600,000   HNI                                                  67,728
                 OFFICE FURNITURE & FIREPLACES
     1,900,000   Herman Miller                                        54,986
                 OFFICE FURNITURE
       740,000   Mohawk Industries (b)                                54,264
                 CARPET & FLOORING
       422,000   American Woodmark (c)                                25,257
                 KITCHEN CABINETS
     1,700,000   Nobia (Sweden)                                       20,023
                 KITCHEN INTERIORS MANUFACTURING & DISTRIBUTION

1-800-922-6769

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >FURNITURE/TEXTILES--CONTINUED

       550,000   Masonite International (Canada) (b)             $    14,186
                 DOOR MANUFACTURER
----------------------------------------------------------------------------
                                                                     236,444

                 >LEISURE VEHICLES: 1.5%

     1,745,000   Harley-Davidson                                     108,085
                 MOTORCYCLES & RELATED MERCHANDISE
     1,495,000   Monaco Coach (c)                                     42,114
                 RECREATIONAL VEHICLES
       550,000   Polaris Industries                                   26,400
                 MANUFACTURER OF LEISURE VEHICLES & RELATED
                   PRODUCTS
     2,850,000   Ducati Motor (Italy) (b)                              3,995
                 MOTORCYCLES & RELATED MERCHANDISE
----------------------------------------------------------------------------
                                                                     180,594

                 >DURABLE GOODS: 1.3%

     1,326,000   SCP Pool                                             59,670
                 DISTRIBUTOR OF SWIMMING POOL SUPPLIES
       605,000   Hunter Douglas (Netherlands)                         29,455
                 WINDOW SHADES & VENETIAN BLINDS
       465,000   Hyundai Mobis (South Korea)                          20,716
                 AUTO PARTS
    10,000,000   Techtronic Industries (Hong Kong)                    15,978
                 POWER TOOLS
       105,000   Funai Electric (Japan)                               15,852
                 CONSUMER ELECTRONICS
       644,100   Shimano (Japan)                                      15,326
                 BICYCLE COMPONENTS & FISHING TACKLE
----------------------------------------------------------------------------
                                                                     156,997

                 >NONDURABLES: 1.1%

       895,000   Scotts Company (b)                                   57,173
                 CONSUMER LAWN & GARDEN PRODUCTS
     1,381,000   Helen of Troy (b)                                    50,917
                 HAIRDRYERS & CURLING IRONS
       255,000   Uni-Charm (Japan)                                    12,704
                 INFANT HYGIENE & FEMININE CARE PRODUCTS
       601,000   First Years (c)                                      11,179
                 INFANT & TODDLER PRODUCTS
----------------------------------------------------------------------------
                                                                     131,973

                 >FOOD & Beverages: 1.0%

     1,600,000   Kerry (Ireland)                                      33,894
                 FOOD INGREDIENTS
       850,000   NBTY (b)                                             24,981
                 VITAMINS & SUPPLEMENTS
    30,000,000   Global Bio-Chem Technology
                 Group (China)                                        21,789
     1,841,250   Global Bio-Chem Technology
                 Group Warrants (China) (b)                              120
                 CHINESE REFINER OF CORN-BASED COMMODITIES
     4,000,000   Lion Nathan (Australia)                              18,845
                 BEER BREWER/DISTRIBUTOR
       725,000   Orkla (Norway)                                       18,132
                 DIVERSIFIED CONSUMER GOODS
       180,000   Davide Campari (Italy)                                8,885
                 SPIRITS & WINE
----------------------------------------------------------------------------
                                                                     126,646
                                                                 -----------
CONSUMER GOODS/SERVICES: TOTAL                                     2,679,854


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

INDUSTRIAL GOODS/SERVICES: 13.5%

                 >LOGISTICS: 2.4%

     2,750,000   Expeditors International of
                 Washington                                      $   135,877
                 INTERNATIONAL FREIGHT FORWARDER
       900,000   UTI Worldwide                                        47,421
                 INTERNATIONAL FREIGHT FORWARDER
     1,000,000   Forward Air (b)                                      37,400
                 FREIGHT TRANSPORTATION BETWEEN AIRPORTS
     2,600,000   Exel (United Kingdom)                                36,255
                 GLOBAL LOGISTICS & FREIGHT FORWARDING
       549,000   Hub Group (b)(c)                                     18,721
                 TRUCK & RAIL FREIGHT FORWARDER
    40,000,000   Sinotrans (China)                                    14,405
                 INTEGRATED LOGISTICS IN CHINA
    11,000,000   Sembcorp Logistics (Singapore)                       11,778
                 LOGISTIC SERVICES FOR MARINE TRANSPORT
----------------------------------------------------------------------------
                                                                     301,857

                 >MACHINERY: 1.6%

     2,250,000   Ametek                                               69,525
                 AEROSPACE/INDUSTRIAL INSTRUMENTS
     1,050,000   Esco Technologies (b)(c)                             56,028
                 FILTRATION & TEST EQUIPMENT
       840,000   Pentair                                              28,258
                 PUMPS, WATER TREATMENT & TOOLS
       785,000   Gardner Denver (b)                                   21,901
                 AIR COMPRESSORS, BLOWERS & PUMPS
       500,000   Cobham (United Kingdom)                              12,683
                 AEROSPACE
       150,000   Tennant                                               6,218
                 NON-RESIDENTIAL FLOOR CLEANING EQUIPMENT
----------------------------------------------------------------------------
                                                                     194,613

                 >SPECIALTY CHEMICALS & INDUSTRIAL
                 MATERIALS: 1.6%

     2,550,000   Spartech (c)                                         66,147
                 PLASTICS DISTRIBUTION & COMPOUNDING
        47,000   Geberit International (Switzerland)                  31,331
                 PLUMBING SUPPLIES
     1,000,000   Schulman                                             21,490
                 PLASTICS DISTRIBUTION & COMPOUNDING
        37,000   Givaudan (Switzerland)                               21,451
                 INDUSTRIAL FRAGRANCES & FLAVORS
       450,000   Novozymes (Denmark)                                  20,305
                 INDUSTRIAL ENZYMES
        25,000   Sika (Switzerland) (b)                               13,763
                 CHEMICALS FOR CONSTRUCTION & INDUSTRIAL
                 APPLICATION
       200,000   Imerys (France)                                      11,660
                 INDUSTRIAL MINERALS PRODUCER
       347,000   SYMYX (b)                                             8,370
                 MATERIALS & CHEMICALS
----------------------------------------------------------------------------
                                                                     194,517

                 >INDUSTRIAL GOODS: 1.5%

     1,400,000   Clarcor (c)                                          64,120
                 MOBILE & INDUSTRIAL FILTERS
     1,500,000   Donaldson                                            43,950
                 INDUSTRIAL AIR FILTRATION

COLUMBIA ACORN FUND
     >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >INDUSTRIAL GOODS--CONTINUED

       804,000   Mine Safety Appliances                          $    27,095
                 SAFETY EQUIPMENT
       300,000   Genlyte Group (b)                                    18,864
                 COMMERCIAL LIGHTING FIXTURES
       500,000   Intermagnetics General (b)                           17,015
                 SUPERCONDUCTING WIRE
       100,000   Bacou Dalloz (France)                                 7,424
                 SAFETY EQUIPMENT
       309,000   Electric City (b)                                       584
                 ELECTRICITY CONSERVATION DEVICES
----------------------------------------------------------------------------
                                                                     179,052

                 >INDUSTRIAL DISTRIBUTION: 1.4%

     1,525,000   Watsco (c)                                           42,807
                 HVAC DISTRIBUTION
       600,000   Hughes Supply                                        35,358
                 INDUSTRIAL DISTRIBUTION
     1,375,000   Airgas                                               32,876
                 INDUSTRIAL GAS DISTRIBUTOR
     3,800,000   Grafton Group (Ireland) (b)                          30,321
                 BUILDERS, WHOLESALERS & DIY RETAILING
       900,000   Nuco2 (b)(c)                                         17,730
                 BULK CO2 GAS DISTRIBUTION TO RESTAURANTS
       600,000   Aviall (b)                                           11,406
                 AIRCRAFT REPLACEMENT PARTS DISTRIBUTOR
----------------------------------------------------------------------------
                                                                     170,498

                 >WATER: 1.0%

       856,000   Cuno (b)(c)                                          45,668
                 FILTRATION & FLUIDS CLARIFICATION
     2,600,000   Tetra Tech (b)                                       42,432
                 RESOURCE MANAGEMENT & INFRASTRUCTURE CONSULTING
       900,000   Pall                                                 23,571
                 FILTRATION & FLUIDS CLARIFICATION
       554,000   Watts Water Technologies                             14,930
                 WATER, VALVES, REGULATORS & FILTRATION
----------------------------------------------------------------------------
                                                                     126,601

                 >CONSTRUCTION: 1.0%

       787,500   Wienerberger (Austria)                               27,473
                 BRICKS & CLAY ROOFING TILES
       488,000   Simpson                                              27,387
                 WALL JOINT MAKER
       638,000   Florida Rock Industries                              26,904
                 CONCRETE & AGGREGATES
       380,000   Daito Trust Construction (Japan)                     14,612
                 APARTMENT BUILDER
     3,000,000   Consorcio (Mexico) (b)                                8,634
                 LOW/MEDIUM INCOME HOME BUILDER
       750,000   McCarthy & Stone (United Kingdom)                     7,925
                 BUILDER OF RETIREMENT APARTMENTS
       290,000   Dominion Homes (b)                                    6,699
                 OHIO/KENTUCKY HOME BUILDER
----------------------------------------------------------------------------
                                                                     119,634

                 >STEEL: 1.0%

     1,900,000   Gibraltar Steel (c)                                  62,358
                 STEEL PROCESSING
       750,000   Tenaris (Argentina)                                  24,563
                 STEEL PIPE FOR OIL WELLS & PIPELINES


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

     1,050,000   Worthington Industries                          $    21,557
                 STEEL PROCESSING
        95,000   Vallourec (France)                                    9,339
                 SEAMLESS TUBES
----------------------------------------------------------------------------
                                                                     117,817

                 >OTHER INDUSTRIAL SERVICES: 0.9%

     1,500,000   Clark/Bardes Consulting (b)(c)                       27,825
                 EXECUTIVE COMPENSATION & BENEFITS CONSULTING
       825,000   Mobile Mini (b)(c)                                   23,438
                 LEASES PORTABLE STORAGE UNITS
       550,000   G&K Services                                         22,104
                 UNIFORM RENTAL
     1,125,000   Ushio (Japan)                                        20,353
                 INDUSTRIAL LIGHT SOURCES
        60,000   Schindler (Switzerland)                              17,238
                 ELEVATOR MANUFACTURER & SERVICE PROVIDER
       185,000   Jaakko Poyry (Finland)                                4,673
                 ENGINEERING CONSULTANTS IN FORESTRY, ENERGY
----------------------------------------------------------------------------
                                                                     115,631

                 >OUTSOURCING SERVICES & Training: 0.6%

     1,800,000   Labor Ready (b)                                      27,900
                 TEMPORARY MANUAL LABOR
       525,000   Bilfinger Berger (Germany)                           18,167
                 CONSTRUCTION & RELATED SERVICES
     9,500,000   Li & Fung (Hong Kong)                                13,928
                 SOURCING OF CONSUMER GOODS
       640,000   United Services Group (Netherlands)                  10,443
                 TEMPORARY STAFFING SERVICES
       600,000   GP Strategies (b)                                     3,954
                 TRAINING PROGRAMS
----------------------------------------------------------------------------
                                                                      74,392

                 >CONGLOMERATES: 0.3%

       737,560   Aalberts Industrie (Netherlands)                     22,086
                 FLOW CONTROL & HEAT TREATMENT
         5,550   Pargesa (Switzerland)                                14,945
                 INDUSTRIAL & MEDIA HOLDINGS
----------------------------------------------------------------------------
                                                                      37,031

                 >INDUSTRIAL SUPPLIERS: 0.2%

     1,800,000   Xstrata (United Kingdom)                             24,118
                 DIVERSIFIED MINING HOLDING COMPANY
----------------------------------------------------------------------------

                                                                 -----------
INDUSTRIAL GOODS/SERVICES: TOTAL                                   1,655,761
----------------------------------------------------------------------------
FINANCE: 12.3%

                 >BANKS: 5.1%

     1,751,000   TCF Financial                                       101,646
                 GREAT LAKES BANK
     2,412,000   Associated Banc-Corp                                 71,468
                 MIDWEST BANK
     1,638,000   BOK Financial (b)                                    64,324
                 OKLAHOMA BANK
     2,187,000   Glacier Bancorp (c)                                  61,608
                 MOUNTAIN STATES BANK
     1,300,000   Texas Regional Bancshares                            59,683
                 SOUTH TEXAS BANK

1-800-922-6769

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >BANKS--CONTINUED

     3,300,000   Anglo Irish Bank (Ireland)                      $    51,693
                 SMALL BUSINESS & MIDDLE MARKET BANKING
     1,320,000   West Coast Bancorp (c)                               28,301
                 PORTLAND SMALL BUSINESS LENDER
     1,850,000   Depfa Bank (Ireland)                                 27,005
                 INTERNATIONAL PUBLIC SECTOR FINANCE
     1,698,000   Republic                                             23,602
                 MICHIGAN BANK
       605,000   Chittenden                                           21,266
                 VERMONT & WESTERN MASSACHUSETTS BANK
     2,800,000   Den Norske Bank (Norway)                             19,099
                 LARGEST NORWEGIAN BANK
       370,000   Cullen Frost Bankers                                 16,557
                 TOP SAN ANTONIO BANK
       145,000   Komercni Banka (Czech Republic)                      16,266
                 LEADING CZECH UNIVERSAL BANK
       455,000   Great Southern Bancorp                               13,309
                 MISSOURI REAL ESTATE LENDER
       360,000   CityBank Lynnwood                                    11,527
                 SEATTLE REAL ESTATE LENDER
       400,000   CorpBanca (Chile) (b)(d)                              9,560
                 CHILE'S 3RD LARGEST LOCAL BANK
       231,000   Bank of the Ozarks                                    5,382
                 ARKANSAS BANK
        82,000   BankFirst                                             4,899
                 OKLAHOMA COMMUNITY BANK
       170,000   Midwest Bank                                          3,791
                 CHICAGO BANK
        82,000   First Financial BankShares                            3,438
                 WEST TEXAS COMMUNITY BANK
       188,000   Cascade Financial                                     3,290
                 SEATTLE COMMUNITY BANK
       125,000   First Mutual Bancshares                               3,156
                 SEATTLE COMMUNITY BANK
       210,000   Credito Emiliano (Italy)                              1,727
                 ITALIAN REGIONAL BANK
        47,000   West Bancorporation                                     822
                 DES MOINES SMALL BUSINESS BANK
----------------------------------------------------------------------------
                                                                     623,419

                 >INSURANCE: 2.6%

     1,320,000   HCC Insurance Holdings                               44,101
                 AVIATION INSURANCE
       720,000   Philadelphia Consolidated Holding (b)                43,250
                 SPECIALTY INSURANCE
       826,000   Leucadia National                                    41,052
                 INSURANCE HOLDING COMPANY
       995,000   Protective Life                                      38,477
                 LIFE INSURANCE
       138,000   Markel (b)                                           38,295
                 SPECIALTY INSURANCE
     1,000,000   RLI                                                  36,500
                 SPECIALTY INSURANCE
       400,000   Selective Insurance Group                            15,952
                 COMMERCIAL & PERSONAL LINES INSURANCE
       650,000   Scottish Re Group                                    15,113
                 LIFE REINSURER
     1,992,000   Jardine Lloyd Thompson
                 (United Kingdom)                                     14,851
                 BUSINESS INSURANCE BROKER


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

       210,000   StanCorp Financial                              $    14,070
                 GROUP LIFE, DISABILITY & 401K
       700,000   United National Group (b)                            10,577
                 SPECIALTY INSURANCE
       245,000   Stewart Information Services                          8,274
                 TITLE COMPANY
----------------------------------------------------------------------------
                                                                     320,512

                 >SAVINGS & LOANS: 2.3%

     3,276,000   Peoples Bank Bridgeport                             102,047
                 CONNECTICUT SAVINGS & LOAN
     1,227,000   Downey Financial                                     65,338
                 CALIFORNIA HOME LENDER
     1,178,000   Anchor Bancorp Wisconsin (c)                         31,146
                 WISCONSIN THRIFT
       700,000   First Federal Capital                                19,481
                 WISCONSIN THRIFT
     1,700,000   Housing Development Finance (India)                  19,131
                 PREMIER MORTGAGE LENDER IN INDIA
       709,000   Washington Federal                                   17,016
                 OLD FASHIONED MORTGAGE LENDER
       959,400   Irish Life & Permanent (Ireland)                     14,787
                 SAVINGS PRODUCTS
       200,000   Bankinter (Spain)                                     7,621
                 MORTGAGE LENDER
        74,000   Imperial Thrift & Loan (b)                            3,002
                 SAN DIEGO SPECIALTY LENDER
----------------------------------------------------------------------------
                                                                     279,569

                 >FINANCE COMPANIES: 1.4%

     5,831,000   AmeriCredit (b)                                     113,879
                 AUTO LENDING
     1,820,000   World Acceptance (b)(c)                              33,361
                 PERSONAL LOANS
       784,000   Northgate (United Kingdom)                            9,878
                 LIGHT COMMERCIAL VEHICLE RENTAL SPECIALIST
       500,000   Intermediate Capital (United Kingdom)                 9,815
                 EUROPEAN PROVIDER OF MEZZANINE CAPITAL
----------------------------------------------------------------------------
                                                                     166,933

                 >MONEY MANAGEMENT: 0.8%

     2,390,000   SEI Investments                                      69,406
                 MUTUAL FUND ADMINISTRATION & INVESTMENT
                 MANAGEMENT
       855,000   Eaton Vance                                          32,670
                 SPECIALTY MUTUAL FUNDS
       200,000   The Investment Company of
                 China (China) (d)                                        90
                 CLOSED-END FUND
----------------------------------------------------------------------------
                                                                     102,166

                 >BROKERAGE: 0.1%

     1,215,000   Investment Technology Group (b)                      15,540
                 ELECTRONIC TRADING
----------------------------------------------------------------------------

                                                                 -----------
FINANCE: TOTAL                                                     1,508,139
----------------------------------------------------------------------------
HEALTH CARE: 9.1%

                 >SERVICES: 3.2%

     5,586,000   First Health (b)(c)                                  87,197
                 PPO NETWORK
     2,491,000   Lincare Holdings (b)                                 81,854
                 HOME HEALTH CARE SERVICES

COLUMBIA ACORN FUND
     >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >SERVICES--CONTINUED

     2,592,000   NDCHealth Group (c)                             $    60,134
                 HEALTH CLAIMS PROCESSING & DRUG MARKETING
                   SERVICES
       640,000   Charles River Laboratories (b)                       31,277
                 PHARMACEUTICAL RESEARCH
     3,070,000   Gambro (Sweden)                                      29,798
                 PRODUCTS/SERVICES FOR RENAL CARE
       510,000   OPG Groep (Netherlands)                              27,296
                 PHARMACEUTICAL WHOLESALER & RETAILER
     1,333,000   Dendrite International (b)                           24,767
                 SOFTWARE FOR PHARMACEUTICAL SALES FORCE
       450,000   Accredo Health (b)                                   17,527
                 SPECIALTY PHARMACY
       296,000   Omega Pharma (Belgium)                               15,019
                 OTC PRODUCTS, PHARMACY & DENTAL SUPPLIES
       550,000   Serologicals (b)                                     10,995
                 BLOOD COLLECTION & ANTIBODY PRODUCTION
       440,000   Medquist (b)                                          5,038
                 MEDICAL TRANSCRIPTION SERVICES
----------------------------------------------------------------------------
                                                                     390,902

                 >MEDICAL EQUIPMENT/LABORATORY
                 SUPPLIES: 2.8%

     1,629,000   Edwards Lifesciences (b)                             56,771
                 HEART VALVES
     1,239,000   Diagnostic Products                                  54,442
                 IMMUNODIAGNOSTIC KITS
     2,910,000   Smith & Nephew (United Kingdom)                      31,402
                 MEDICAL EQUIPMENT & SUPPLIES
     1,900,000   CTI Molecular Imaging (b)                            26,942
                 MEDICAL DIAGNOSTIC DEVICES
     1,000,000   VISX (b)                                             26,720
                 LASER EYE SURGERY EQUIPMENT
       583,000   Orthofix International (b)                           24,912
                 BONE FIXATION & STIMULATION DEVICES
       365,000   Essilor International (France)                       23,845
                 EYEGLASS LENSES
       200,000   Synthes-Stratec (Switzerland)                        22,820
                 PRODUCTS FOR ORTHOPEDIC SURGERY
       670,000   ICU Medical (b)                                      22,465
                 INTRAVENOUS THERAPY PRODUCTS
       875,000   Viasys Healthcare (b)                                18,296
                 RESPIRATORY & NEUROLOGY MEDICAL EQUIPMENT
     1,000,000   Sola International (b)                               17,230
                 SPECIALTY EYEGLASS LENSES
       350,000   Haemonetics (b)                                      10,377
                 BLOOD & PLASMA COLLECTION EQUIPMENT
       190,000   Hogy Medical (Japan)                                  9,549
                 DISPOSABLE SURGICAL PRODUCTS
----------------------------------------------------------------------------
                                                                     345,771

                 >BIOTECHNOLOGY/DRUG DELIVERY: 2.4%

       519,000   Martek Biosciences (b)                               29,152
                 FATTY ACIDS FOR BABY FORMULA & OTHER FOODS
       775,000   Par Pharmaceuticals (b)                              27,288
                 GENERICS
     1,250,000   Ligand Pharmaceuticals (b)                           21,725
                 DRUGS FOR PAIN, CANCER, OSTEOPOROSIS, & DIABETES
     1,055,000   Nektar Therapeutics (b)                              21,058
                 DRUG DELIVERY TECHNOLOGIES


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

       360,000   Neurocrine Biosciences (b)                      $    18,666
                 DRUGS FOR SLEEP, DIABETES, MS & ENDOMETRIOSIS
       776,000   NPS Pharmaceuticals (b)                              16,296
                 SMALL MOLECULE DRUGS
     1,165,000   DOV Pharmaceutical (b)(c)                            16,263
                 DRUGS FOR INSOMNIA, ANXIETY, PAIN & DEPRESSION
       789,000   Atherogenics (b)                                     15,015
                 DRUGS FOR ATHEROSCLEROSIS, RHEUMATOID
                   ARTHRITIS, ASTHMA
     1,876,000   Lexicon Genetics (b)                                 14,708
                 DRUG DISCOVERY
     2,000,000   Medarex (b)                                          14,580
                 HUMANIZED ANTIBODIES
     1,708,000   Ciphergen Biosystems (b)(c)                          12,503
                 PROTEIN CHIPS USED FOR DRUG TARGET DISCOVERY
     1,709,000   Pozen (b)(c)                                         11,690
                 DRUGS FOR MIGRAINES
       608,000   Protein Design Labs (b)                              11,631
                 MONOCLONAL ANTIBODIES
     1,700,000   Sangamo Biosciences (b)(c)                           10,234
                 DRUG DISCOVERY
     1,150,000   Bioveris (b)                                          9,568
                 IMMUNODIAGNOSTIC TECHNOLOGY
     3,500,000   La Jolla Pharmaceutical (b)(c)                        8,505
                 LUPUS TREATMENT
       460,000   Myriad Genetics (b)                                   6,863
                 GENE DISCOVERY & DIAGNOSTIC PRODUCTS
       635,000   Maxygen (b)                                           6,712
                 MOLECULAR BREEDING
       638,000   Diversa (b)                                           6,463
                 MOLECULAR BREEDING
       304,000   Alexion Pharmaceuticals (b)                           5,654
                 MONOCLONAL ANTIBODIES
       865,000   Arena Pharmaceuticals (b)                             4,723
                 NOVEL DRUG TARGETING TECHNOLOGY
     2,800,000   Sequenom (b)(c)                                       4,088
                 HIGH SPEED DNA ANALYSIS INSTRUMENTS
         1,875   Locus Discovery, Series D, Pfd. (d)                   3,750
                 HIGH THROUGHPUT RATIONAL DRUG DESIGN
       461,000   SYRRX, Series C (d)                                   2,305
                 X-RAY CRYSTALLOGRAPHY
     1,249,999   Perlegen Sciences (d)                                 1,950
                 LARGE SCALE GENE SEQUENCING
       359,944   Microdose (d)                                           180
                 DRUG INHALERS
----------------------------------------------------------------------------
                                                                     301,570

                 >MEDICAL SUPPLIES: 0.4%

       686,000   Techne (b)                                           29,807
                 CYTOKINES, ANTIBODIES, OTHER REAGENTS FOR
                   LIFE SCIENCES
       650,000   Owens & Minor                                        16,835
                 DISTRIBUTION OF MEDICAL SUPPLIES
----------------------------------------------------------------------------
                                                                      46,642

                 >HOSPITAL MANAGEMENT: 0.2%

       500,000   Rhoen-Klinikum (Germany)                             26,875
                 HOSPITAL MANAGEMENT
----------------------------------------------------------------------------

1-800-922-6769

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >PHARMACEUTICALS: 0.1%

       138,000   Yuhan (South Korea)                             $     8,482
                 ETHICAL DRUG PRODUCER
     2,000,000   United Drug (Ireland)                                 6,811
                 IRISH PHARMACEUTICAL WHOLESALER & OUTSOURCER
----------------------------------------------------------------------------
                                                                      15,293
                                                                 -----------
HEALTH CARE: TOTAL                                                 1,127,053
----------------------------------------------------------------------------
ENERGY/MINERALS: 9.1%

                 >OIL/GAS PRODUCERS: 5.6%

     7,275,000   XTO Energy                                          216,722
                 NATURAL GAS PRODUCER
     2,800,000   Western Gas                                          90,944
                 OIL PRODUCER & COAL SEAM GAS PRODUCER
     2,350,000   Ultra Petroleum (b)                                  87,726
                 NATURAL GAS PRODUCER
     3,000,000   Talisman Energy (Canada)                             65,227
                 OIL & GAS PRODUCER
     1,300,000   Southwestern Energy (b)                              37,271
                 NATURAL GAS PRODUCER
       925,000   Nexen (Canada)                                       35,938
                 OIL & GAS PRODUCER
    15,400,000   Tullow Oil (United Kingdom)                          34,399
                 OIL & GAS PRODUCER
       465,000   Quicksilver (b)                                      31,188
                 NATURAL GAS & COAL SEAM GAS PRODUCER
       814,000   Denbury Resources (b)                                17,053
                 OIL PRODUCER USING CO2 INJECTION
       915,000   McMoRan Exploration (b)(c)                           14,256
                 NATURAL GAS PRODUCERS & LNG DEVELOPER
       582,000   Petrokazakhstan (Canada) (b)                         15,842
                 OIL PRODUCER & REFINER IN KAZAKHSTAN
       916,000   Range Resources                                      13,374
                 OIL & GAS PRODUCER
       440,000   Clayton Williams Energy (b)(d)                        9,675
        40,000   Clayton Williams Energy (b)                             956
                 OIL & GAS PRODUCER
     3,458,200   Esprit Exploration (Canada) (b)                       9,018
                 NATURAL GAS PRODUCER
     2,265,000   Tipperary (b)(c)                                      8,086
                 COAL SEAM GAS PRODUCER
----------------------------------------------------------------------------
                                                                     687,675

                 >OIL SERVICES: 2.0%

     2,300,000   FMC Technologies (b)                                 66,240
                 OIL & GAS WELL HEAD MANUFACTURER
       730,000   Carbo Ceramics                                       49,822
                 NATURAL GAS WELL STIMULANTS
     4,750,000   Newpark Resources (b)(c)                             29,450
                 DRILLING FLUID SERVICES TO OIL & GAS INDUSTRY
       333,000   Fugro (Netherlands)                                  21,459
                 SURVEY & GPS SERVICES
       700,000   Chicago Bridge & Iron                                19,495
                 ENGINEERING & CONSTRUCTION FOR PETROCHEMICALS
                   & LNG
     2,000,000   Key Energy Services (b)                              18,880
                 OIL & GAS WELL WORKOVER SERVICES
     2,000,000   Saipem (Italy)                                       18,226
                 OFFSHORE CONSTRUCTION & DRILLING
     1,050,000   Enerflex Systems (Canada)                            16,475
                 NATURAL GAS COMPRESSOR


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

       800,000   Hanover Compressor (b)                          $     9,520
                 NATURAL GAS COMPRESSOR RENTAL
----------------------------------------------------------------------------
                                                                     249,567

                 >DISTRIBUTION/MARKETING/REFINING: 1.2%

     1,600,000   Equitable Resources                                  82,736
                 NATURAL GAS UTILITY & PRODUCER
     1,900,000   Oneok                                                41,781
                 NATURAL GAS UTILITY, MARKETING & PROCESSING
       761,000   Atmos Energy                                         19,482
                 NATURAL GAS UTILITY
----------------------------------------------------------------------------
                                                                     143,999

                 >INDEPENDENT POWER: 0.2%

     1,470,000   Gamesa (Spain)                                       21,712
                 SPANISH WIND TURBINES
       314,000   Millennium Cell (b)                                     584
                 FUEL CELL TECHNOLOGY
----------------------------------------------------------------------------
                                                                      22,296

                 >MINING: 0.1%

       700,000   Noranda (Canada)                                     11,998
                 DIVERSIFIED NON-FERROUS METALS MINER
----------------------------------------------------------------------------

                                                                 -----------
Energy/Minerals: Total                                             1,115,535
----------------------------------------------------------------------------
OTHER INDUSTRIES: 3.6%

                 >REAL ESTATE: 2.6%

       825,000   The Rouse Company                                    39,188
                 REGIONAL SHOPPING MALLS
     1,320,000   General Growth Properties                            39,032
                 REGIONAL SHOPPING MALLS
       699,000   Forest City Enterprises, Cl. B                       36,942
                 COMMERCIAL & RESIDENTIAL PROPERTY DEVELOPER
       650,000   SL Green Realty                                      30,420
                 MANHATTAN OFFICE BUILDINGS
       635,000   Macerich Company                                     30,397
                 REGIONAL SHOPPING MALLS
       620,000   Mills                                                28,954
                 REGIONAL SHOPPING MALLS
       575,000   Federal Realty Investment Trust                      23,914
                 SHOPPING CENTERS
     1,375,000   Crescent Real Estate Equities                        22,165
                 CLASS A OFFICE BUILDINGS
       650,000   United Dominion Realty                               12,857
                 APARTMENTS
     1,240,000   Highland Hospitality (b)                             12,462
                 HOTEL REAL ESTATE INVESTMENT TRUST
     1,352,600   Sponda (Finland)                                     11,490
                 OFFICE & WAREHOUSE PROPERTY COMPANY
     1,000,000   Diamondrock Hospitality (b)                          10,000
                 HOTEL REAL ESTATE INVESTMENT TRUST
       190,000   Consolidated Tomoka                                   7,174
                 FLORIDA LAND OWNER
       686,111   Am NV (Netherlands)                                   6,428
                 PROPERTY DEVELOPER
       194,827   Security Capital European
                 Realty (Luxembourg) (d)                               3,112
                 SELF STORAGE PROPERTIES
----------------------------------------------------------------------------
                                                                     314,535

COLUMBIA ACORN FUND
     >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >REGULATED UTILITIES: 0.4%

     1,650,000   Northeast Utilities                             $    32,125
                 REGULATED ELECTRIC UTILITY
       799,800   Red Electrica (Spain)                                13,618
                 SPANISH POWER GRID
----------------------------------------------------------------------------
                                                                      45,743

                 >TRANSPORTATION: 0.3%

       140,000   Kobenhavns Lufthavne (Denmark)                       20,416
                 COPENHAGEN AIRPORT AUTHORITY
       620,000   Grupo Aeroportaurio Del
                 Sureste (Mexico)                                     11,470
                 CANCUN & COZUMEL AIRPORT OPERATOR
    15,000,000   Comfort Group (Singapore)                            10,742
                 TAXI SERVICE
----------------------------------------------------------------------------
                                                                      42,628

                 >WASTE MANAGEMENT: 0.3%

     1,275,000   Waste Connections (b)                                37,817
                 SOLID WASTE MANAGEMENT
----------------------------------------------------------------------------

                                                                 -----------
OTHER INDUSTRIES: TOTAL                                              440,723

TOTAL COMMON STOCKS AND OTHER                                    -----------
 EQUITY-LIKE SECURITIES: 94.3%                                    11,592,161
            (COST: $7,214,239)


PRINCIPAL AMOUNT (000)                                           VALUE (000)
----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 5.6%

                 Yield 1.04% - 1.30%
                 Due 7/01/04 - 8/05/04

    $   77,000   General Electric Capital                        $    76,939
        76,000   Bayer                                                75,980
        72,000   Citigroup                                            71,934
        71,000   Bell South                                           70,942
        70,000   Cargill                                              69,955
        63,980   Campbell Soup                                        63,950
        60,000   Household Finance                                    59,970
        55,000   Coca Cola Enterprises                                54,978
        40,000   Virginia Electric & Power                            39,993
        40,000   Toyota Credit de Puerto Rico                         39,951
        30,000   Toyota Motors                                        29,978
        30,000   John Hancock Finance                                 29,970
         2,506   Repurchase Agreement with State
                   Street Bank & Trust Dated
                   6/30/04, Due 7/01/04 at 1.30%
                   Collateralized by Federal Home
                   Loan Mortgage Corporation,
                   Notes, Maturing 2/15/05, Market
                   Value $2,560 (Repurchase
                   proceeds: $2,506)                                   2,506
----------------------------------------------------------------------------
                   (AMORTIZED COST: $687,046)                        687,046

                                                                 -----------
TOTAL INVESTMENTS (e): 99.9%                                      12,279,207
                 (COST: $7,901,285) (a)

                                                                 -----------
CASH AND OTHER ASSETS LESS LIABILITIES: 0.1%                          10,343

                                                                 -----------
TOTAL NET ASSETS: 100%                                           $12,289,550
============================================================================

1-800-922-6769

--------------------------------------------------------------------------------
>NOTES TO STATEMENT OF INVESTMENTS (IN THOUSANDS)

(a) At June 30, 2004, for federal income tax purposes cost of investments was the same and net unrealized appreciation was $4,377,922 consisting of gross unrealized appreciation of $4,722,467 and gross unrealized depreciation of $344,545.

(b)  Non-income producing security.

(c) An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting securities. On June 30, 2004, the Fund held five percent or more of the outstanding voting securities of the following companies:

     Christopher & Banks             10.26%
     AnswerThink Consulting          10.23%
     World Acceptance                 9.84%
     Indus International              9.81%
     New Horizons Worldwide           9.81%
     Actuate                          9.75%
     Gibraltar Steel                  9.71%
     Analysts International           9.50%
     MAPICS                           9.25%
     Seachange International          9.11%
     Skillsoft Publishing             9.02%
     Igate Capital                    8.96%
     Glacier Bancorp                  8.93%
     E.Piphany                        8.82%
     West Coast Bancorp               8.79%
     BSQUARE                          8.71%
     Monarch Casino & Resort          8.59%
     Nuco2                            8.41%
     MRO Software                     8.18%
     Esco Technologies                8.12%
     Clark/Bardes Consulting          8.06%
     Spartech                         7.94%
     Cable Design Technologies        7.66%
     Concurrent Computer              7.58%
     JDA Software Group               7.57%
     First Years                      7.20%
     NDCHealth Group                  7.20%
     AFC Enterprises                  7.13%
     Sequenom                         7.06%
     Action Performance               6.96%
     Bally Total Fitness              6.90%
     Sangamo Biosciences              6.76%
     Watsco                           6.66%
     Witness Systems                  6.55%
     Navigant International           6.52%
     Gaiam                            6.46%
     DOV Pharmaceutical               6.45%
     Princeton Review                 6.38%
     Steve Madden                     6.21%
     First Health                     6.10%
     Coinstar                         6.05%
     Pozen                            5.93%
     Vital Stream, Cl. C              5.92%
     Hub Group                        5.89%
     Ciphergen Biosystems             5.87%
     Orbitz                           5.79%
     La Jolla Pharmaceutical          5.77%
     Tipperary                        5.76%
     Mobile Mini                      5.75%
     Radiant Systems                  5.71%
     Newpark Resources                5.67%
     Clarcor                          5.51%
     Pegasus Systems                  5.44%
     Alliance Gaming                  5.43%
     Pinnacle Entertainment           5.42%
     Saga Communications              5.38%
     McMoRan Exploration              5.31%
     Insight Communications           5.29%
     Kronos                           5.23%
     Excel Technologies               5.19%
     Ciber                            5.14%
     Micros Systems                   5.13%
     American Woodmark                5.13%
     Anchor Bancorp Wisconsin         5.13%
     Monaco Coach                     5.10%
     Avid Technology                  5.06%
     Cuno                             5.05%
     InfoUSA                          5.03%

     The aggregate cost and value of these companies at June 30, 2004, was $1,459,400 and $2,055,516 respectively. Investments in affiliate companies represent 16.73% of total net assets at June 30, 2004. Investment activity and income amounts relating to affiliates during the six months ended June 30, 2004 were as follows:

                 Dividend Income                           $    3,333
                 Net realized gain or loss                 $   62,019
                 Change in unrealized gain or loss         $    4,005

                 Purchases                                 $  182,823
                 Proceeds from sales                       $  214,679

     In addition, additional purchases of existing portfolio holdings that were not considered affiliates in prior years, resulted in the Fund owning more than 5% of the outstanding shares of certain issues at June 30, 2004. Therefore, the cost and market value of the affiliate disclosure amounts include both acquisitions of new investments in affiliates during the period, as well as prior period investment holdings that became affiliates during the current period.

COLUMBIA ACORN FUND
     >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

(d) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities, except for CorpBanca, are valued in good faith by the Board of Trustees. At June 30, 2004, these securities amounted to $33,632, which represents 0.27% of total net assets.

     Additional information on these securities is as follows:



                                       ACQUISITION       SHARES/
SECURITY                                  DATES         PAR (000)  COST (000)  VALUE (000)
--------                            -----------------   --------   ---------   ----------
CorpBanca                               11/19/03             400   $  10,290   $    9,560
Clayton Williams Energy                 05/25/04             440      10,120        9,675
Gadzooks 5.00% Convertible 10/07/08     10/08/03        $  6,000       6,000        2,941
Locus Discovery, Series D, Pfd.         09/05/01           1,875       7,500        3,750
Microdose                               11/24/00             360       2,005          180
NeoPlanet, Series A                     02/12/99             250       2,000           51
NeoPlanet, Series B                     02/17/00              53         641           18
Perlegen Sciences                       03/30/01           1,250       4,500        1,950
Security Capital European Realty    08/20/98-11/12/99        195       3,897        3,112
SYRRX, Series C, Pfd.                   01/08/01             461       2,997        2,305
The Investment Company of China     10/22/92-03/15/00        200       1,690           90
                                                                   ---------   ----------
                                                                   $  51,640   $   33,632
                                                                   =========   ==========


(e) On June 30, 2004, the market value of foreign securities represents 15.0% of total net assets. The Fund's foreign portfolio was diversified as follows:

                                                    VALUE          PERCENT
                                                ------------     -----------
Canada                                          $    247,544             2.0%
United Kingdom                                       216,072             1.8
Ireland                                              173,634             1.4
Japan                                                155,653             1.3
Switzerland                                          121,548             1.0
Netherlands                                          117,167             1.0
France                                                81,909             0.7
Singapore                                             55,635             0.5
Germany                                               53,952             0.4
Italy                                                 53,367             0.4
Hong Kong                                             51,301             0.4
Sweden                                                49,821             0.4
Australia                                             45,338             0.4
Spain                                                 44,070             0.4
Denmark                                               40,721             0.3
Norway                                                37,231             0.3

                                                    VALUE          PERCENT
                                                ------------     -----------
China                                           $     36,404             0.3%
Finland                                               35,444             0.3
South Korea                                           29,198             0.3
Austria                                               27,473             0.2
Argentina                                             24,563             0.2
Luxembourg                                            24,559             0.2
Mexico                                                20,104             0.1
India                                                 19,131             0.1
Czech Republic                                        16,266             0.1
New Zealand                                           15,143             0.1
Belgium                                               15,019             0.1
Taiwan                                                10,517             0.1
Chile                                                  9,560             0.1
Brazil                                                 8,042             0.1
Greece                                                 5,485             0.0
                                                ------------     -----------
Total Foreign Portfolio                         $  1,841,871            15.0%
                                                ============     ===========

1-800-922-6769

COLUMBIA ACORN INTERNATIONAL
     >MAJOR PORTFOLIO CHANGES IN THE SECOND QUARTER (UNAUDITED)

                                                       NUMBER OF SHARES
                                                ----------------------------
                                                   03/31/04       06/30/04

ADDITIONS
----------------------------------------------------------------------------
     EUROPE

>UNITED KINGDOM/IRELAND

Business Post                                        810,000       1,050,000
Exel                                               1,500,000       1,750,000
Jardine Lloyd Thompson                               800,000       1,593,000
Jurys Doyle Hotel (Ireland)                          740,000         810,000
Northgate                                                  0         473,000
Rank Group                                                 0         230,800
RPS Group                                          5,800,000       6,158,000
Tullow Oil                                         8,000,000       9,200,000

>NETHERLANDS

Fugro                                                200,000         278,800
Koninklijke Ten Cate                                       0         157,947

>GERMANY/AUSTRIA

Wienerberger (Austria)                               420,000         472,500
Wincor Nixdorf                                             0          66,000

>FRANCE

Camaieu                                               35,000          54,000
Metropole TV                                         200,000         300,000

>SPAIN

Gamesa                                               380,000         850,000
Gestevision Telecinco                                      0         132,000
Prosegur                                             400,000         550,000

>SWEDEN

Hexagon                                              293,000         368,000

>ITALY

Amplifon                                              90,000         216,000
Credit Emiliano                                            0         210,000

>LUXEMBOURG

SES Global                                         1,280,000       1,880,000

>CZECH REPUBLIC

Komercni Banka                                             0         100,000

>POLAND

Central European Distribution                        159,900         207,450
(INCLUDES THE EFFECT OF A 3 FOR 2
 STOCK SPLIT)


                                                       NUMBER OF SHARES
                                                ----------------------------
                                                   03/31/04        06/30/04

----------------------------------------------------------------------------
     ASIA

>JAPAN

Ain Pharmaciez                                             0         155,200
Bank of Fukuoka                                            0       1,500,000
Bank of Yokohama                                           0       1,400,000
Chiyoda Integre                                      150,000         234,900
Daito Trust Construction                             346,300         480,100
Hogy Medical                                         186,000         226,000
Olympus Optical                                            0         325,000
Otsuke Kagu                                                0         326,900
Sugi Pharmacy                                        270,000         330,000
Wacoal                                                     0       1,500,000

>HONG KONG/CHINA

Global Bio-Chem Technology
  Group (China)                                   15,842,000      23,000,000

>TAIWAN

ASE Test                                           1,130,000       1,230,000
Bank of Kaohsiung                                  5,320,000       7,700,000
Phoenixtec Power                                   8,539,000      11,540,000
Springsoft Systems                                   435,000       3,200,000

----------------------------------------------------------------------------
         OTHER COUNTRIES

>AUSTRALIA

Pacific Brands                                             0       5,000,000

>SOUTH AFRICA

Edgars Consolidated Stores                                 0         252,000

----------------------------------------------------------------------------
         LATIN AMERICA

>MEXICO

URBI Desarrollo                                            0         690,000

>ARGENTINA

Tenaris                                              400,000         440,000

>BRAZIL

Natura Cosmetics                                           0         517,000

COLUMBIA ACORN INTERNATIONAL
     >MAJOR PORTFOLIO CHANGES IN THE SECOND QUARTER (UNAUDITED),
     CONTINUED

                                                        NUMBER OF SHARES
                                                ----------------------------
                                                   03/31/04        06/30/04
SALES
----------------------------------------------------------------------------
     EUROPE

>UNITED KINGDOM/IRELAND

Bunzl                                              1,400,000       1,000,000
Depfa Bank (Ireland)                               1,200,000       1,000,000
(INCLUDES THE EFFECT OF A 10 FOR
 1 STOCK SPLIT)
Euro Money Institutional Investor                  1,200,000               0
Grafton Group (Ireland)                            2,900,000       2,750,000
Hit Entertainment                                  3,000,000               0
Irish Life & Permanent (Ireland)                     800,000         767,600
McCarthy & Stone                                     450,000               0

>NETHERLANDS

IM Tech                                              545,000         400,000
Vopak                                                792,000         581,886

>FRANCE

Essilor International                                230,000         140,000
Euronext                                             300,000               0
Fininfo                                              476,000         404,000
Groupe Bourbon                                        40,000               0
Neopost                                              549,400         429,400

>SWITZERLAND

BKW Energie                                           15,000               0
Givaudan                                              25,000          15,000
Kaba Holdings                                         30,000               0

>SPAIN

Cortefiel                                            800,000               0
Red Electrica                                        600,000         420,000

>SWEDEN

Intrum Justitia                                    2,980,000       2,630,000
Munters                                               80,000               0

>NORWAY

Orkla                                                291,000         221,000

>DENMARK

Kobenhavns Lufthavne                                 100,000          65,000


                                                        NUMBER OF SHARES
                                                ----------------------------
                                                   03/31/04        06/30/04

----------------------------------------------------------------------------
     ASIA

>JAPAN

ARRK                                                 360,000         280,000
Bellsystem 24                                         35,000               0
Fast Retailing                                       263,000         220,000
Nissin Healthcare                                    390,000               0
Park 24                                              370,000         210,000
Shimano                                              650,000         442,500
Taisei Lamick                                        100,000               0
USS                                                  190,000               0

>HONG KONG

Lianhua Supermarket                                5,000,000         930,000
TVB                                                2,000,000         108,300

>INDIA

Gas Authority of India                               660,000               0

>THAILAND

Airports of Thailand                               1,357,800               0

----------------------------------------------------------------------------
     OTHER COUNTRIES

>CANADA

Corus Entertainment                                  825,000         500,000
Nexen                                                400,000               0
Noranda                                              500,000         400,000
Patheon                                            1,112,000               0
Power Financial                                      200,000               0
Shawcor                                              392,000               0

1-800-922-6769

COLUMBIA ACORN INTERNATIONAL
     >STATEMENT OF INVESTMENTS (UNAUDITED), JUNE 30, 2004

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                                                     COMMON STOCKS AND OTHER
                                               EQUITY-LIKE SECURITIES: 96.8%
----------------------------------------------------------------------------
EUROPE: 57.0%

                 >UNITED KINGDOM/IRELAND: 19.0%

     2,350,000   Anglo Irish Bank (Ireland)                      $    36,812
                 SMALL BUSINESS & MIDDLE MARKET BANKING
     1,750,000   Exel                                                 24,402
                 GLOBAL LOGISTICS & FREIGHT FORWARDING
     1,100,000   Kerry (Ireland)                                      23,302
                 FOOD INGREDIENTS
     2,750,000   Grafton Group (Ireland)                              21,943
                 BUILDERS, WHOLESALERS & DIY RETAILING
     9,200,000   Tullow Oil                                           20,550
                 OIL & GAS PRODUCER
     1,450,000   Smith & Nephew                                       15,647
                 MEDICAL EQUIPMENT & SUPPLIES
       600,000   Cobham                                               15,220
                 AEROSPACE
     1,000,000   Depfa Bank (Ireland)                                 14,597
                 INTERNATIONAL PUBLIC SECTOR FINANCE
     6,158,000   RPS Group                                            14,555
                 ENVIRONMENTAL CONSULTING
     1,700,000   Burberry                                             12,630
                 APPAREL RETAILER
     2,400,000   Expro International                                  11,981
                 OFFSHORE OIL FIELD SERVICES
     1,593,000   Jardine Lloyd Thompson                               11,876
                 BUSINESS INSURANCE BROKER
       767,600   Irish Life & Permanent (Ireland)                     11,831
                 SAVINGS PRODUCTS
     1,200,000   Spectris                                             10,883
                 ELECTRONIC INSTRUMENTATION & CONTROLS
       810,000   Jurys Doyle Hotel (Ireland)                          10,264
                 HOTEL GROUP
       750,000   Xstrata                                              10,049
                 DIVERSIFIED MINING HOLDING COMPANY
     2,950,000   United Drug (Ireland)                                10,046
                 IRISH PHARMACEUTICAL WHOLESALER & OUTSOURCER
       500,000   Intermediate Capital                                  9,815
                 EUROPEAN PROVIDER OF MEZZANINE CAPITAL
     1,050,000   Business Post                                         9,355
                 PARCEL & EXPRESS MAIL SERVICE
     1,000,000   Bunzl                                                 8,348
                 DISTRIBUTION OF DISPOSABLE PRODUCTS TO FOOD INDUSTRY
     1,000,000   Kensington                                            7,995
                 NON-CONFORMING MORTGAGE COMPANY
       473,000   Northgate                                             5,960
                 LIGHT COMMERCIAL VEHICLE RENTAL SPECIALIST
     1,200,000   BBA Group                                             5,942
                 AVIATION SUPPORT SERVICES
       200,000   Surfcontrol (b)                                       2,222
                 INTERNET FILTERING SOFTWARE
       230,800   Rank Group                                            1,258
                 GAMING & MEDIA SERVICES
----------------------------------------------------------------------------
                                                                     327,483

                 >NETHERLANDS: 7.4%

       278,800   Fugro                                                17,966
                 SURVEY & GPS SERVICES


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

       327,000   OPG Groep                                       $    17,502
                 PHARMACEUTICAL WHOLESALER & RETAILER
       353,000   Hunter Douglas                                       17,186
                 DECORATIVE WINDOW COVERINGS
       569,390   Aalberts Industrie                                   17,050
                 FLOW CONTROL & HEAT TREATMENT
       684,000   United Services Group                                11,161
                 TEMPORARY STAFFING SERVICES
       400,000   IM Tech                                              10,962
                 TECHNICAL ENGINEERING
       339,928   Sligro Food Group                                    10,838
                 FOOD SERVICE & WHOLESALING
       581,886   Vopak                                                 9,594
                 OIL & CHEMICAL STORAGE
       157,947   Koninklijke Ten Cate                                  8,638
                 ADVANCED TEXTILES & INDUSTRIAL FABRICS
       686,111   Am NV                                                 6,428
                 PROPERTY DEVELOPER
----------------------------------------------------------------------------
                                                                     127,325

                 >GERMANY/AUSTRIA: 6.9%

       315,000   Rhoen-Klinikum Pfd.                                  17,310
       300,000   Rhoen-Klinikum                                       16,125
                 HOSPITAL MANAGEMENT
       472,500   Wienerberger (Austria)                               16,484
                 BRICKS & CLAY ROOFING TILES
       550,000   Hugo Boss Designs                                    12,467
                 FASHION APPAREL
       300,000   Bilfinger Berger                                     10,381
                 CONSTRUCTION & RELATED SERVICES
       300,000   Kali & Salz                                          10,179
                 POTASH PRODUCTS, FERTILIZERS, SALT & WASTE MANAGEMENT
       250,000   GFK                                                   8,734
                 MARKET RESEARCH SERVICES
     1,000,000   Takkt                                                 8,335
                 MAIL ORDER RETAILER OF OFFICE & WAREHOUSE DURABLES
       300,000   Zapf Creation                                         7,062
                 TOY MANUFACTURER
        75,000   Beru                                                  5,752
                 AUTO PARTS & ELECTRONICS
        66,000   Wincor Nixdorf (b)                                    3,637
                 MANUFACTURES ATM MACHINES & RETAIL POS SYSTEMS
       260,000   Deutsche Beteiligungs (b)                             3,376
                 PRIVATE EQUITY INVESTMENT MANAGEMENT
----------------------------------------------------------------------------
                                                                     119,842

                 >FRANCE/BELGIUM: 6.3%

       429,400   Neopost                                              25,411
                 POSTAGE METERS
       244,000   Omega Pharma (Belgium)                               12,380
                 OTC PRODUCTS, PHARMACY & DENTAL SUPPLIES
       150,000   Bacou Dalloz                                         11,136
                 SAFETY EQUIPMENT
       404,000   Fininfo                                              11,095
                 DATA FEEDS FOR FRENCH BANKS & BROKERS
       160,000   Imerys                                                9,328
                 INDUSTRIAL MINERALS PRODUCER
       140,000   Essilor International                                 9,146
                 EYEGLASS LENSES
        90,000   Vallourec                                             8,847
                 SEAMLESS TUBES

COLUMBIA ACORN INTERNATIONAL
     >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >FRANCE/BELGIUM--CONTINUED

        90,000   Bonduelle                                       $     8,541
                 PRODUCER OF CANNED, FROZEN & FRESH VEGETABLES
       300,000   Metropole TV                                          8,481
                 TELEVISION BROADCASTER
        54,000   Camaieu                                               4,826
                 WOMEN'S APPAREL RETAILER
----------------------------------------------------------------------------
                                                                     109,191

                 >SWITZERLAND: 4.6%

        25,000   Geberit International                                16,666
                 PLUMBING SUPPLIES
       130,000   Synthes-Stratec                                      14,833
                 PRODUCTS FOR ORTHOPEDIC SURGERY
        24,000   Sika                                                 13,213
                 CHEMICALS FOR CONSTRUCTION & INDUSTRIAL APPLICATION
        40,000   Schindler                                            11,492
                 ELEVATOR MANUFACTURER & SERVICE PROVIDER
        15,000   Givaudan                                              8,696
                 INDUSTRIAL FRAGRANCES & FLAVORS
         3,000   Pargesa                                               8,079
                 INDUSTRIAL & MEDIA CONGLOMERATE
       110,000   Bachem                                                6,286
                 PEPTIDES
----------------------------------------------------------------------------
                                                                      79,265

                 >SPAIN: 3.0%

     2,000,000   Abengoa                                              17,762
                 ENGINEERING & CONSTRUCTION
       850,000   Gamesa                                               12,554
                 WIND TURBINES
       550,000   Prosegur                                              8,467
                 SECURITY GUARDS
       420,000   Red Electrica                                         7,151
                 SPANISH POWER GRID
       120,000   Bankinter                                             4,573
                 MORTGAGE LENDER
       132,000   Gestevision Telecinco (b)                             1,970
                 SPAIN'S SECOND LARGEST BROADCASTER
----------------------------------------------------------------------------
                                                                      52,477

                 >SWEDEN: 2.2%

     2,630,000   Intrum Justitia (b)                                  15,394
                 RECEIVABLES MANAGEMENT & DEBT COLLECTION
       368,000   Hexagon                                              12,371
                 DIVERSIFIED ENGINEERING
       860,000   Nobia                                                10,130
                 KITCHEN INTERIORS MANUFACTURING & DISTRIBUTION
----------------------------------------------------------------------------
                                                                      37,895

                 >ITALY: 2.1%

     1,130,000   Autogrill (b)                                        16,035
                 RESTAURANTS & CATERING FOR TRAVELERS
       212,000   Davide Campari                                       10,464
                 BEVERAGES
       216,000   Amplifon                                              7,694
                 HEARING AID RETAILER
       210,000   Credit Emiliano                                       1,727
                 REGIONAL BANK
----------------------------------------------------------------------------
                                                                      35,920


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >FINLAND: 1.7%

       438,300   Jaakko Poyry                                    $    11,071
                 ENGINEERING CONSULTANTS IN FORESTRY, ENERGY
       185,000   Amer Group                                            9,640
                 BRANDED SPORTING GOODS
       950,000   Sponda                                                8,070
                 OFFICE & WAREHOUSE PROPERTY COMPANY
----------------------------------------------------------------------------
                                                                      28,781

                 >NORWAY: 1.0%

     1,210,000   Den Norske Bank                                       8,253
                 LARGEST NORWEGIAN BANK
       221,000   Orkla                                                 5,527
                 DIVERSIFIED CONSUMER GOODS
       220,000   Ekornes                                               4,312
                 NICHE FURNITURE MANUFACTURER
----------------------------------------------------------------------------
                                                                      18,092

                 >LUXEMBOURG: 0.9%

     1,880,000   SES Global                                           15,893
                 SATELLITE BROADCASTING SERVICES
----------------------------------------------------------------------------

                 >CZECH REPUBLIC: 0.7%

       100,000   Komercni Banka                                       11,218
                 LEADING CZECH UNIVERSAL BANK
----------------------------------------------------------------------------

                 >DENMARK: 0.5%

        65,000   Kobenhavns Lufthavne                                  9,479
                 COPENHAGEN AIRPORT AUTHORITY
----------------------------------------------------------------------------

                 >GREECE: 0.4%

       465,000   Intralot                                              7,393
                 LOTTERY & GAMING SYSTEMS & SERVICES
----------------------------------------------------------------------------

                 >POLAND: 0.3%

       207,450   Central European Distribution (b)                     5,375
                 SPIRITS & WINE DISTRIBUTION
----------------------------------------------------------------------------

                                                                 -----------
EUROPE: TOTAL                                                        985,629
----------------------------------------------------------------------------
ASIA: 28.9%

                 >JAPAN: 15.6%

       480,100   Daito Trust Construction                             18,461
                 APARTMENT BUILDER
       220,000   Fast Retailing                                       17,876
                 APPAREL RETAILER
     1,500,000   Wacoal                                               15,947
                 WOMEN'S SPECIALTY APPAREL
       800,000   Ushio                                                14,474
                 INDUSTRIAL LIGHT SOURCES
       358,000   Eneserve                                             14,268
                 POWER GENERATORS
     1,181,000   Toyo Technica                                        13,942
                 VALUE ADDED RESELLER OF IMPORTED INSTRUMENTATION
       201,000   Kappa Create                                         13,930
       201,000   Kappa Create New Shares                              13,484
                 SUSHI CHAIN RESTAURANT OPERATOR
       330,000   Sugi Pharmacy                                        13,506
                 DRUGSTORES

1-800-922-6769

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >JAPAN--CONTINUED

         5,200   Dentsu                                          $    13,440
                 ADVERTISING AGENCY
       817,500   NIFCO                                                12,936
                 MOLDED PLASTIC COMPONENTS
       280,000   ARRK                                                 12,265
                 PROTOTYPES & MOLDS FOR NEW PRODUCT DEVELOPMENT
       226,000   Hogy Medical                                         11,359
                 DISPOSABLE SURGICAL PRODUCTS
        75,000   Funai Electric                                       11,323
                 CONSUMER ELECTRONICS
       442,500   Shimano                                              10,529
                 BICYCLE COMPONENTS & FISHING TACKLE
       326,900   Otsuke Kagu                                          10,206
                 FURNITURE RETAILER
     1,500,000   Bank of Fukuoka                                       8,921
                 REGIONAL BANK
     1,400,000   Bank of Yokohama                                      8,769
                 REGIONAL BANK
       172,000   Uni-Charm                                             8,569
                 INFANT HYGIENE & FEMININE CARE PRODUCTS
       210,000   Park 24                                               7,988
                 PARKING LOT OPERATOR
       234,900   Chiyoda Integre                                       7,232
                 PLASTIC COMPONENTS FOR CONSUMER ELECTRONICS
       325,000   Olympus Optical                                       6,158
                 MEDICAL EQUIPMENT & CAMERAS
       155,200   Ain Pharmaciez                                        2,716
                 DISPENSING PHARMACY/DRUGSTORE OPERATOR
       112,000   Hiroshima Bank                                          599
                 REGIONAL BANK
----------------------------------------------------------------------------
                                                                     268,898

                 >HONG KONG/CHINA: 5.1%
    23,000,000   Global Bio-Chem Technology
                 Group (China)                                        16,705
     1,875,000   Global Bio-Chem Technology
                 Group Warrant (China) (b)                               123
                 CHINESE REFINER OF CORN-BASED COMMODITIES
     6,000,000   Techtronic Industries                                 9,587
                 POWER TOOLS
     2,000,000   Esprit Holdings                                       8,992
                 GLOBAL APPAREL BRAND MANAGER
     4,000,000   Hong Kong Exchanges & Clearing                        8,246
                 TRADING, CLEARING & SETTLEMENT SERVICES FOR
                 FINANCIAL MARKETS
     9,815,000   Hainan Meilan Airport (China)                         7,507
                 CHINESE AIRPORT OPERATOR
    20,000,000   Sinotrans (China)                                     7,203
                 INTEGRATED LOGISTICS IN CHINA
    17,674,000   Linmark                                               6,531
                 SOURCING OF CONSUMER GOODS
    12,000,000   Jiangsu Expressway (China)                            5,767
                 TOLL ROAD BUILDER & OPERATOR
     8,000,000   Zhejiang Expressway (China)                           5,720
                 TOLL ROAD BUILDER & OPERATOR
    14,500,000   Ngai Lik Industrial                                   5,562
                 CHINA BASED ELECTRONICS CONTRACT MANUFACTURER
    27,969,225   Lerado Group                                          4,958
                 BABY PARAPHERNALIA


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

       930,000   Lianhua Supermarket                             $       941
                 Chinese Supermarket Chain
       108,300   TVB                                                     467
                 TELEVISION PROGRAMMING & BROADCASTING
----------------------------------------------------------------------------
                                                                      88,309

                 >TAIWAN: 2.5%

    11,540,000   Phoenixtec Power                                     11,367
                 UNINTERRUPTIBLE POWER SUPPLIES
     1,230,000   ASE Test (b)                                          9,065
                 SEMICONDUCTOR PACKAGING & TEST SERVICES
     3,200,000   Springsoft Systems                                    7,343
                 ELECTRONIC DESIGN AUTOMATION SOFTWARE
     5,000,000   Wah Lee Industrial                                    6,671
                 DISTRIBUTOR OF CHEMICALS, MATERIALS & EQUIPMENT
     7,700,000   Bank of Kaohsiung                                     5,473
                 COMMERCIAL BANKING
     3,010,000   Taiwan Fu Hsing                                       2,783
                 DOOR LOCK MANUFACTURER
----------------------------------------------------------------------------
                                                                      42,702

                 >SINGAPORE: 2.3%

     1,920,000   Venture                                              20,184
                 ELECTRONIC CONTRACT MANUFACTURER
    15,000,000   Comfort Group                                        10,742
                 TAXI SERVICE
     9,000,000   Sembcorp Logistics                                    9,637
                 LOGISTIC SERVICES FOR MARINE TRANSPORT
----------------------------------------------------------------------------
                                                                      40,563

                 >SOUTH KOREA: 2.0%

       355,000   Hyundai Mobis                                        15,815
                 AUTO PARTS
       165,000   Yuhan                                                10,142
                 ETHICAL DRUG PRODUCER
       100,000   Samsung Fire & Marine                                 6,410
                 NON-LIFE INSURANCE
       252,100   Samyoung Heat Exchange (b)                            2,253
                 POWER PLANT RELATED MACHINERY
----------------------------------------------------------------------------
                                                                      34,620

                 >INDIA: 1.0%

     1,500,000   Housing Development Finance                          16,880
                 PREMIER MORTGAGE LENDER IN INDIA
----------------------------------------------------------------------------

                 >INDONESIA: 0.3%

    40,000,000   PT Perusahaan Gas Negara                              6,185
                 GAS PIPELINE OPERATOR
----------------------------------------------------------------------------

                 >THAILAND: 0.1%

     4,000,000   Thai Union Frozen Products                            2,005
                 CANNED TUNA FISH
----------------------------------------------------------------------------

                                                                 -----------
ASIA: TOTAL                                                          500,162
----------------------------------------------------------------------------
OTHER COUNTRIES: 7.8%

                 >CANADA: 3.9%

       995,000   Talisman Energy                                      21,634
                 OIL & GAS PRODUCER
     5,000,000   Esprit Exploration (b)                               13,038
                 NATURAL GAS PRODUCER

COLUMBIA ACORN INTERNATIONAL
           >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >CANADA--CONTINUED

       500,000   Corus Entertainment                             $     9,694
                 TELEVISION PROGRAMMING & RADIO STATIONS
       340,000   Masonite International (b)                            8,769
                 DOOR MANUFACTURER
       450,000   Intrawest                                             7,178
                 OWNER/OPERATOR OF SKI RESORTS
       400,000   Noranda                                               6,856
                 DIVERSIFIED NON-FERROUS METALS MINER
----------------------------------------------------------------------------
                                                                      67,169

                 >AUSTRALIA/NEW ZEALAND: 3.6%

     3,000,000   Billabong International                              17,219
                 SURFWEAR APPAREL MANUFACTURER
     4,000,000   Sky City Entertainment (New Zealand)                 12,114
                 CASINO/ENTERTAINMENT COMPLEX
     2,500,000   Lion Nathan                                          11,778
                 AUSTRALIAN BEER BREWER/DISTRIBUTOR
       350,000   Perpetual Trustees                                   11,429
                 AUSTRALIAN MUTUAL FUND MANAGER
     5,000,000   Pacific Brands (b)                                    9,274
                 DOMINANT AUSTRALIAN APPAREL BRAND MANAGER
----------------------------------------------------------------------------
                                                                      61,814

                 >SOUTH AFRICA: 0.3%

       252,000   Edgars Consolidated Stores                            5,986
                 LEADING RETAIL CONGLOMERATE
----------------------------------------------------------------------------

                                                                 -----------
OTHER: TOTAL                                                         134,969

----------------------------------------------------------------------------
LATIN AMERICA: 3.1%

                 >MEXICO: 1.4%

       660,000   Grupo Aeroportuario                                  12,210
                 MEXICAN AIRPORT AUTHORITY
     3,000,000   Consorcio (b)                                         8,634
                 LOW/MEDIUM INCOME HOUSE BUILDER
       690,000   URBI Desarrollo (b)                                   2,228
                 AFFORDABLE HOUSING BUILDER
----------------------------------------------------------------------------
                                                                      23,072


NUMBER OF SHARES OR
PRINCIPAL AMOUNT (000)                                           VALUE (000)
----------------------------------------------------------------------------

                 >ARGENTINA: 0.8%

       440,000   Tenaris                                         $    14,410
                 STEEL PIPE FOR OIL WELLS & PIPELINES
----------------------------------------------------------------------------

                 >BRAZIL: 0.5%

       517,000   Natura Cosmetics (b)                                  8,315
                 DIRECT SALES OF HIGH-END COSMETICS
----------------------------------------------------------------------------

                 >CHILE: 0.4%

       300,000   CorpBanca (c)                                         7,170
                 CHILE'S 3RD LARGEST LOCAL BANK
----------------------------------------------------------------------------

                                                                 -----------
LATIN AMERICA: TOTAL                                                  52,967

TOTAL COMMON STOCKS AND OTHER
                                                                 -----------
   EQUITY-LIKE SECURITIES: 96.8%                                   1,673,727
                 (COST: $1,193,325)
----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 3.2%
                 Yield 1.17% - 1.22%
                 Due 7/6/04 - 7/7/04

$       30,000   SBC International                                    29,995
        25,000   American General Finance                             24,995
----------------------------------------------------------------------------
                 (AMORTIZED COST: $54,990)                            54,990

                                                                 -----------
TOTAL INVESTMENTS (d): 100.0%                                      1,728,717
                 (COST: $1,248,315) (a)

CASH AND OTHER ASSETS LESS LIABILITIES: 0.0%                           (531)
                                                                 -----------
TOTAL NET ASSETS: 100%                                           $ 1,728,186
============================================================================

--------------------------------------------------------------------------------
>NOTES TO STATEMENT OF INVESTMENTS (IN THOUSANDS)

(a) At June 30, 2004, for federal income tax purpose cost of investments was $1,249,530 and net unrealized appreciation was $479,187 consisting of gross unrealized appreciation of $512,988 and gross unrealized depreciation of $33,801.

(b) Non-income producing security.

(c) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security amounted to $7,170, which represents 0.40% of total net assets.

    Additional information on this security is as follows:

                         ACQUISITION
SECURITY                    DATE          SHARES (000)  COST (000)   VALUE (000)
--------------           -----------      -----------   ---------    ----------
CorpBanca                  11/19/03               300   $   7,564    $    7,170

(d) On June 30, 2004, the Fund's total investments were denominated in currencies as follows:

    CURRENCY                                    VALUE    % OF NET ASSETS
    --------                                 ----------  ----------------
    Euro                                     $  625,619              36.2%
    Japanese Yen                                268,898              15.6
    British Pounds                              198,688              11.5
    US Dollar                                   103,220               5.9
    Hong Kong Dollar                             88,309               5.1
    Other currencies less than
    5% of total net assets                      443,983              25.7
                                             ----------  ----------------
                                             $1,728,717             100.0%
                                             ==========  ================

1-800-922-6769

COLUMBIA ACORN INTERNATIONAL
     >PORTFOLIO DIVERSIFICATION (UNAUDITED)

At June 30, 2004, the Fund's portfolio investments as a percent of net assets was diversified as follows:

                                                 VALUE (000)       PERCENT
----------------------------------------------------------------------------

>INDUSTRIAL GOODS/SERVICES

Other Industrial Services                       $    103,277             5.8%
Industrial Materials                                  81,897             4.7
Outsourcing and
    Training Services                                 61,139             3.5
Conglomerates                                         55,262             3.2
Electrical Components                                 49,480             2.9
Construction                                          37,728             2.2
Machinery                                             27,664             1.6
Steel                                                 23,257             1.3
Industrial Distribution                               21,943             1.3
Specialty Chemicals                                   21,909             1.3
----------------------------------------------------------------------------
                                                     480,556            27.8

>CONSUMER GOODS/SERVICES

Retail                                                85,373             4.9
Apparels                                              61,438             3.6
Food                                                  50,213             2.9
Restaurants                                           43,449             2.5
Furniture and Textiles                                40,397             2.3
Durables Goods                                        25,868             1.5
Beverage                                              22,242             1.3
Leisure Products                                      17,955             1.0
Travel                                                17,442             1.0
Casinos                                               13,372             0.8
Other Consumer Services                               12,946             0.8
Consumer Electronics                                  11,323             0.7
Nondurables                                            8,569             0.5
Gaming                                                 7,393             0.4
Other Entertainment                                    7,062             0.4
Consumer Goods Distribution                            5,375             0.3
----------------------------------------------------------------------------
                                                     430,417            24.9

>FINANCE

Banks                                                103,539             6.0
Other Finance Companies                               39,164             2.3
Insurance                                             30,117             1.7
Savings and Loans                                     21,453             1.2
Money Management                                      14,805             0.9
----------------------------------------------------------------------------
                                                     209,078            12.1


                                                 VALUE (000)       PERCENT
----------------------------------------------------------------------------

>INFORMATION TECHNOLOGY

Business Information and
Marketing Services                              $     34,384             2.0%
Contract Manufacturing                                25,746             1.5
Instrumentation                                       24,825             1.4
Satellite Broadcasting Services                       15,893             0.9
Computer Hardware and
    Related Equipment                                 15,004             0.9
Advertising                                           13,440             0.8
Television Broadcasting                               10,918             0.6
Television Programming                                 9,694             0.6
Business Software                                      9,565             0.5
Semiconductors and
    Related Equipment                                  9,065             0.5
Financial Processors                                   8,246             0.5
Electronics Distribution                               6,671             0.4
----------------------------------------------------------------------------
                                                     183,451            10.6

>HEALTH CARE

Medical Equipment                                     45,784             2.6
Hospital Management                                   33,435             1.9
Services                                              29,882             1.7
Pharmaceuticals                                       20,188             1.2
Hospital/ Laboratory Supplies                         11,359             0.7
Biotechnology/ Drug Delivery                           6,286             0.4
----------------------------------------------------------------------------
                                                     146,934             8.5

>ENERGY/MINERALS

Oil/Gas Producers                                     55,222             3.2
Oil Services                                          29,947             1.7
Agricultural Commodities                              16,828             1.0
Independent Power                                     14,268             0.8
Non-Ferrous Metals                                    10,049             0.6
Mining                                                 6,856             0.4
Refining/Marketing/Distribution                        6,185             0.4
----------------------------------------------------------------------------
                                                     139,355             8.1

>OTHER INDUSTRIES

Transportation                                        51,425             3.0
Real Estate                                           25,360             1.4
Regulated Utilities                                    7,151             0.4
----------------------------------------------------------------------------
                                                      83,936             4.8

TOTAL COMMON STOCKS AND                         ----------------------------
   OTHER EQUITY-LIKE SECURITIES                    1,673,727            96.8

SHORT-TERM OBLIGATIONS                                54,990             3.2
                                                ----------------------------
TOTAL INVESTMENTS                                  1,728,717           100.0

CASH AND OTHER ASSETS
   LESS LIABILITIES                                     (531)            0.0
                                                ----------------------------
NET ASSETS                                      $  1,728,186           100.0%
============================================================================

COLUMBIA ACORN USA
     >MAJOR PORTFOLIO CHANGES IN THE SECOND QUARTER (UNAUDITED)

                                                        NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04

ADDITIONS
----------------------------------------------------------------------------
     INFORMATION

Entravision Communications                                 0         510,000
Unova                                                180,000         260,000
ValueClick                                           140,000         285,000

----------------------------------------------------------------------------
     CONSUMER GOODS/SERVICES

Aeropostale                                          290,500         435,750
Ann Taylor                                            75,000         187,500
(INCLUDES THE EFFECT OF A 3 FOR 2
STOCK SPLIT)
Brookstone                                            12,750         129,900
(INCLUDES THE EFFECT OF A 3 FOR 2
STOCK SPLIT)
HNI                                                        0          40,000
ITT Educational Services                             376,000         396,000
NBTY                                                       0          37,000
Sports Authority                                           0          70,000
Weight Watchers                                            0          60,000

----------------------------------------------------------------------------
     HEALTH CARE

Atherogenics                                               0         260,000
Diagnostic Products                                   66,300         141,300
Lexicon Genetics                                           0         281,200
Ligand Pharmaceuticals                                     0         415,000
Par Pharmaceuticals                                        0         192,000

----------------------------------------------------------------------------
     ENERGY/MINERALS

Chicago Bridge & Iron                                      0         160,000
Clayton Williams Energy                                    0          95,000
Oneok                                                 95,000         245,000
Range Resources                                            0          73,000

----------------------------------------------------------------------------
     INDUSTRIAL GOODS/SERVICES

Genlyte Group                                              0          17,000


                                                      NUMBER OF SHARES
                                                ----------------------------
                                                   03/31/04        06/30/04

SALES
----------------------------------------------------------------------------
     INFORMATION

DoubleClick                                          925,600         460,600
Kronos                                               331,650         296,650
Micros Systems                                       347,600         287,600
Telephone & Data Systems                              40,000          10,000
Zebra Technologies                                   186,000         166,000

----------------------------------------------------------------------------
     HEALTH CARE

Applera Celera Genomics                              245,000               0
Enzon                                                311,500               0
Nektar Therapeutics                                  720,000         360,000

----------------------------------------------------------------------------
     INDUSTRIAL GOODS/SERVICES

Insurance Auto Auctions                              206,900          41,900

1-800-922-6769

COLUMBIA ACORN USA
     >STATEMENT OF INVESTMENTS (UNAUDITED), JUNE 30, 2004

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------
                                                        COMMON STOCKS: 92.0%
----------------------------------------------------------------------------
INFORMATION: 33.9%

                 >BUSINESS/CONSUMER SOFTWARE: 9.9%

       287,600   Micros Systems (b)                              $    13,796
                 INFORMATION SYSTEMS FOR RESTAURANTS & HOTELS
       974,000   JDA Software (b)                                     12,828
                 APPLICATIONS/SOFTWARE & SERVICES FOR RETAILERS
       296,650   Kronos (b)                                           12,222
                 LABOR MANAGEMENT SOLUTIONS
     1,330,000   Novell (b)                                           11,159
                 DIRECTORY, OPERATING SYSTEM & IDENTITY
                 MANAGEMENT SOFTWARE
       473,500   MRO Software (b)                                      6,444
                 ENTERPRISE MAINTENANCE SOFTWARE
       304,991   PeopleSoft (b)                                        5,642
                 HR, ERP, CRM & SUPPLY CHAIN SOFTWARE
       206,000   Group 1 Software (b)                                  4,728
                 ADDRESS VERIFICATION SOFTWARE
       653,200   E.Piphany (b)                                         3,155
                 CRM SOFTWARE
       140,000   SPSS (b)                                              2,516
                 STATISTICAL ANALYSIS SOFTWARE
        64,000   THQ (b)                                               1,466
                 ENTERTAINMENT SOFTWARE
       100,000   Aspect Communications (b)                             1,420
                 CALL CENTER SOFTWARE
        65,000   MAPICS (b)                                              686
                 MID MARKET ERP SOFTWARE
----------------------------------------------------------------------------
                                                                      76,062

                 >COMPUTER HARDWARE/SEMICONDUCTORS/
                 RELATED EQUIPMENT: 6.1%

       166,000   Zebra Technologies (b)                               14,442
                 BAR CODE PRINTERS
       365,300   Integrated Circuit Systems (b)                        9,922
                 SILICON TIMING DEVICES
       424,100   Seachange International (b)                           7,159
                 SYSTEMS FOR VIDEO ON DEMAND & AD INSERTION
       260,000   Unova (b)                                             5,265
                 BARCODE & WIRELESS LAN SYSTEMS
        70,000   Littelfuse (b)                                        2,969
                 LITTLE FUSES
        40,000   Rogers (b)                                            2,796
                 PCB LAMINATES & HIGH PERFORMANCE FOAMS
       200,000   Cable Design Technologies (b)                         2,120
                 NETWORKING & SPECIALTY CABLES
        50,000   Avocent (b)                                           1,837
                 COMPUTER CONTROL SWITCHES
----------------------------------------------------------------------------
                                                                      46,510

                 >MOBILE COMMUNICATIONS: 5.5%

       927,000   Western Wireless (b)                                 26,800
                 RURAL CELLULAR PHONE SERVICES
     1,005,000   Crown Castle International (b)                       14,824
                 COMMUNICATION TOWERS IN USA & UK
        10,000   Telephone & Data Systems                                712
                 CELLULAR & TELEPHONE SERVICES
----------------------------------------------------------------------------
                                                                      42,336


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >TELECOMMUNICATIONS/WIRELINE
                 COMMUNICATIONS: 3.2%

       333,800   Commonwealth Telephone (b)                      $    14,944
                 RURAL PHONE FRANCHISES & CLEC
       480,000   Andrew (b)                                            9,605
                 WIRELESS INFRASTRUCTURE EQUIPMENT
----------------------------------------------------------------------------
                                                                      24,549

                 >BROADCASTING: 2.7%

       315,800   Salem Communications (b)                              8,568
                 RADIO STATIONS FOR RELIGIOUS PROGRAMMING
       695,000   Spanish Broadcasting (b)                              6,470
                 SPANISH LANGUAGE RADIO STATIONS
       510,000   Entravision Communications (b)                        3,917
                 SPANISH LANGUAGE TV, RADIO & OUTDOOR
       138,500   Gray Television                                       1,924
                 MID MARKET AFFILIATED TV STATIONS
----------------------------------------------------------------------------
                                                                      20,879

                 >TRANSACTION PROCESSORS: 1.7%

       211,640   Global Payments                                       9,528
                 CREDIT CARD PROCESSOR
       143,100   Pegasus Systems (b)                                   1,878
                 TRANSACTION PROCESSOR FOR HOTEL INDUSTRY
        80,000   Euronet Worldwide (b)                                 1,850
                 ATM PROCESSOR
----------------------------------------------------------------------------
                                                                      13,256

                 >COMPUTER SERVICES: 1.5%

     1,005,500   AnswerThink Consulting (b)                            5,761
                 IT INTEGRATOR FOR FORTUNE 2000
       786,000   RCM Technologies (b)(c)                               4,990
                 TECHNOLOGY ENGINEERING SERVICES
       200,000   Igate Capital (b)                                       796
                 TECHNOLOGY STAFFING SERVICES
----------------------------------------------------------------------------
                                                                      11,547

                 >INTERNET: 0.9%

       460,600   DoubleClick (b)                                       3,579
                 INTERNET ADVERTISING & DIRECT MARKETING
                   STATISTICAL DATA
       285,000   ValueClick (b)                                        3,414
                 INTERNET ADVERTISING
----------------------------------------------------------------------------
                                                                       6,993

                 >BUSINESS INFORMATION/MARKETING
                 SERVICES/PUBLISHING: 0.8%

       102,800   Getty Images (b)                                      6,168
                 PHOTOGRAPHS FOR PUBLICATIONS & ELECTRONIC MEDIA
----------------------------------------------------------------------------

                 >TELEVISION PROGRAMMING: 0.6%

       600,000   Mediacom Communications (b)                           4,692
                 CABLE TELEVISION FRANCHISES
----------------------------------------------------------------------------

                 >TELECOMMUNICATION EQUIPMENT: 0.4%

       300,000   Symmetricom (b)                                       2,670
                 NETWORK TIMING & SYNCHRONIZATION DEVICES
----------------------------------------------------------------------------

                 >INSTRUMENTATION: 0.3%

        90,000   Trimble Navigation (b)                                2,501
                 GPS-BASED INSTRUMENTS
----------------------------------------------------------------------------

COLUMBIA ACORN USA
     >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >Contract Manufacturing: 0.3%

       140,000   Plexus (b)                                      $     1,890
                 ELECTRONIC MANUFACTURING SERVICES
----------------------------------------------------------------------------

                                                                 -----------
                 INFORMATION: TOTAL                                 260,053
----------------------------------------------------------------------------
CONSUMER GOODS/SERVICES: 15.4%

                 >RETAIL: 7.0%

       435,750   Aeropostale (b)                                      11,726
                 MALL BASED TEEN RETAILER
       116,600   Urban Outfitters (b)                                  7,102
                 MULTI CHANNEL LIFESTYLE RETAILER
       343,750   Christopher & Banks                                   6,088
                 WOMEN'S APPAREL RETAILER
       187,500   Ann Taylor (b)                                        5,434
                 WOMEN'S APPAREL RETAILER
       710,000   Winn Dixie Stores                                     5,112
                 SUPERMARKETS IN THE SOUTHEAST US
       130,000   Abercrombie & Fitch                                   5,037
                 TEEN APPAREL RETAILER
        95,000   Petco Animal Supplies (b)                             3,060
                 PET SUPPLIES & SERVICES
        50,000   Michaels Stores                                       2,750
                 CRAFT & HOBBY SPECIALTY RETAILER
       129,900   Brookstone (b)                                        2,604
                 SPECIALTY CONSUMER PRODUCT RETAILER
        70,000   Sports Authority (b)                                  2,513
                 SPORTING GOODS STORES
        95,000   Genesco (b)                                           2,245
                 MULTI-CONCEPT BRANDED FOOTWEAR RETAILER
----------------------------------------------------------------------------
                                                                      53,671

                 >CONSUMER SERVICES: 4.0%

       396,000   ITT Educational Services (b)                         15,056
                 TECHNOLOGY-ORIENTED POST SECONDARY DEGREE PROGRAMS
       435,000   Coinstar (b)                                          9,557
                 OWNER/OPERATOR OF COIN COUNTING MACHINES
       181,700   Central Parking                                       3,396
                 OWNER, OPERATOR & MANAGER OF PARKING LOTS & GARAGES
        60,000   Weight Watchers                                       2,348
                 WEIGHT LOSS PROGRAMS
----------------------------------------------------------------------------
                                                                      30,357

                 >NONDURABLES: 1.4%

       167,200   Scotts Company (b)                                   10,681
                 CONSUMER LAWN & GARDEN PRODUCTS
----------------------------------------------------------------------------

                 >APPAREL: 1.2%

       197,600   Steven Madden (b)                                     3,946
                 WHOLESALER/RETAILER OF FASHION FOOTWEAR
        64,000   Coach (b)                                             2,892
                 DESIGNER & RETAILER OF BRANDED LEATHER ACCESSORIES
        59,200   Oxford Industries                                     2,579
                 BRANDED & PRIVATE LABEL APPAREL
----------------------------------------------------------------------------
                                                                       9,417

                 >FURNITURE: 1.0%

        85,000   Herman Miller                                         2,460
                 OFFICE FURNITURE


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

        30,000   American Woodmark                               $     1,795
                 KITCHEN CABINETS
        40,000   HNI                                                   1,693
                 OFFICE FURNITURE & FIREPLACES
        20,000   Mohawk Industries (b)                                 1,467
                 CARPET & FLOORING
----------------------------------------------------------------------------
                                                                       7,415

                 >ENTERTAINMENT/LEISURE PRODUCTS: 0.7%

        91,300   International Speedway Motors                         4,441
                 LARGEST MOTORSPORT RACETRACK OWNER & OPERATOR
        50,000   Leapfrog Enterprises (b)                                994
                 EDUCATIONAL TOYS
----------------------------------------------------------------------------
                                                                       5,435

                 >FOOD & BEVERAGES: 0.1%

        37,000   NBTY (b)                                              1,087
                 VITAMINS & SUPPLEMENTS
----------------------------------------------------------------------------

                                                                 -----------
CONSUMER GOODS/SERVICES: TOTAL                                       118,063
----------------------------------------------------------------------------
HEALTH CARE: 15.1%

                 >MEDICAL EQUIPMENT: 6.5%

       573,000   Edwards Lifesciences (b)                             19,970
                 HEART VALVES
       415,000   Ligand Pharmaceuticals (b)                            7,213
                 DRUGS FOR PAIN, CANCER, OSTEOPOROSIS, & DIABETES
       141,300   Diagnostic Products                                   6,209
                 IMMUNODIAGNOSTIC KITS
       220,000   Viasys Healthcare (b)                                 4,600
                 RESPIRATORY & NEUROLOGY MEDICAL EQUIPMENT
       170,600   VISX (b)                                              4,558
                 LASER EYE SURGERY
       111,700   ICU Medical (b)                                       3,745
                 INTRAVENOUS THERAPY PRODUCTS
       245,000   CTI Molecular Imaging (b)                             3,474
                 MEDICAL DIAGNOSTIC DEVICES
----------------------------------------------------------------------------
                                                                      49,769

                 >SERVICES: 4.3%

       744,000   First Health (b)                                     11,614
                 PPO NETWORK
       423,800   NDCHealth Group                                       9,832
                 HEALTH CLAIMS PROCESSING & DRUG MARKETING SERVICES
       246,800   Lincare Holdings (b)                                  8,110
                 HOME HEALTH CARE SERVICES
        40,000   Charles River Laboratories (b)                        1,955
                 PHARMACEUTICAL RESEARCH
       100,000   Dendrite International (b)                            1,858
                 SOFTWARE FOR PHARMACEUTICAL SALES FORCE
----------------------------------------------------------------------------
                                                                      33,369

                 >BIOTECHNOLOGY/DRUG DELIVERY: 3.0%

       360,000   Nektar Therapeutics (b)                               7,186
                 DRUG DELIVERY TECHNOLOGIES
       192,000   Par Pharmaceuticals (b)                               6,760
                 GENERICS
       260,000   Atherogenics (b)                                      4,948
                 DRUGS FOR ATHEROSCLEROSIS, RHEUMATOID ARTHRITIS,
                   ASTHMA

1-800-922-6769

NUMBER OF SHARES                                                 VALUE (000)
--------------------------------------------------------------------------------

                 >BIOTECHNOLOGY/DRUG DELIVERY--CONTINUED

       281,200   Lexicon Genetics (b)                            $     2,205
                 DRUG DISCOVERY
       154,000   SYRRX, Series C (b)(d)                                  770
                 X-RAY CRYSTALLOGRAPHY
       375,000   Locus Discovery, Series D, Pfd. (b)(d)                  750
                 HIGH THROUGHPUT RATIONAL DRUG DESIGN
        75,000   Bioveris (b)                                            624
                 IMMUNODIAGNOSTIC TECHNOLOGY
       363,636   Metabolex, Series F (b)(d)                               53
                 DRUGS FOR DIABETES
----------------------------------------------------------------------------
                                                                      23,296

                 >MEDICAL SUPPLIES: 1.3%

       222,800   Techne (b)                                            9,681
                 CYTOKINES, ANTIBODIES, OTHER REAGENTS FOR LIFE SCIENCES
----------------------------------------------------------------------------

                                                                 -----------
Health Care: Total                                                   116,115
----------------------------------------------------------------------------
ENERGY/MINERALS: 10.3%

                 >OIL & GAS PRODUCERS: 4.6%

       305,000   Quicksilver (b)                                      20,456
                 NATURAL GAS & COAL SEAM GAS PRODUCER
       272,000   Western Gas                                           8,835
                 OIL & COAL SEAM GAS PRODUCER
        82,100   Southwestern Energy (b)                               2,354
                 NATURAL GAS PRODUCER
        95,000   Clayton Williams Energy (b)                           2,270
                 OIL & GAS PRODUCER
        73,000   Range Resources                                       1,066
                 OIL & GAS PRODUCER
        43,300   McMoRan Exploration (b)                                 675
                 NATURAL GAS PRODUCERS & LNG DEVELOPER
----------------------------------------------------------------------------
                                                                      35,656

                 >OIL SERVICES: 3.6%

       401,700   FMC Technologies (b)                                 11,569
                 OIL & GAS WELL HEAD MANUFACTURER
       941,000   Newpark Resources (b)                                 5,834
                 DRILLING FLUID SERVICES TO OIL & GAS INDUSTRY
       160,000   Chicago Bridge & Iron                                 4,456
                 ENGINEERING & CONSTRUCTION FOR PETROCHEMICALS & LNG
        61,000   Carbo Ceramics                                        4,163
                 NATURAL GAS WELL STIMULANTS
       135,000   Key Energy Services (b)                               1,274
                 OIL & GAS WELL WORKOVER SERVICES
----------------------------------------------------------------------------
                                                                      27,296

                 >DISTRIBUTION/MARKETING/REFINING: 2.1%

       115,600   Equitable Resources                                   5,978
                 NATURAL GAS UTILITY & PRODUCER
       245,000   Oneok                                                 5,388
                 NATURAL GAS UTILITY, MARKETING & PROCESSING
       193,000   Atmos Energy                                          4,941
                 NATURAL GAS UTILITY
----------------------------------------------------------------------------
                                                                      16,307
                                                                 -----------
Energy/Minerals: Total                                                79,259


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

FINANCE: 9.8%

                 >FINANCE COMPANIES: 4.0%

     1,091,500   AmeriCredit (b)                                 $    21,317
                 AUTO LENDING
       520,200   World Acceptance (b)                                  9,535
                 PERSONAL LOANS
----------------------------------------------------------------------------
                                                                      30,852

                 >INSURANCE: 2.9%

       430,000   HCC Insurance Holdings                               14,367
                 AVIATION INSURANCE
        16,500   Markel (b)                                            4,579
                 SPECIALTY INSURANCE
        35,000   Philadelphia Consolidated Holding (b)                 2,102
                 SPECIALTY INSURANCE
        91,000   United National Group (b)                             1,375
                 SPECIALTY INSURANCE
----------------------------------------------------------------------------
                                                                      22,423

                 >BANKS: 1.7%

       131,500   TCF Financial                                         7,634
                 GREAT LAKES BANK
       158,125   Chittenden                                            5,558
                 VERMONT & WEST MASSACHUSETTS BANK
----------------------------------------------------------------------------
                                                                      13,192

                 >SAVINGS & LOAN: 1.2%

       110,000   Downey Financial                                      5,857
                 CALIFORNIA HOME LENDER
       116,400   Anchor Bancorp Wisconsin                              3,078
                 WISCONSIN THRIFT
----------------------------------------------------------------------------
                                                                       8,935
                                                                 -----------
FINANCE: TOTAL                                                        75,402
----------------------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES: 6.7%

                 >MACHINERY: 3.3%

       282,000   Esco Technologies (b)                                15,047
                 FILTRATION & TEST EQUIPMENT
       194,000   Pentair                                               6,526
                 PUMPS, WATER TREATMENT & TOOLS
       110,000   Ametek                                                3,399
                 AEROSPACE/INDUSTRIAL INSTRUMENTS
----------------------------------------------------------------------------
                                                                      24,972

                 >LOGISTICS: 1.3%

       286,000   Hub Group (b)                                         9,753
                 TRUCK & RAIL FREIGHT FORWARDER
----------------------------------------------------------------------------

                 >WATER: 0.9%

       134,000   Cuno (b)                                              7,149
                 FILTRATION & FLUIDS CLARIFICATION
----------------------------------------------------------------------------

                 >INDUSTRIAL SERVICES: 0.3%

        95,000   Clark/Bardes Consulting (b)                           1,762
                 EXECUTIVE COMPENSATION & BENEFITS CONSULTING
        41,900   Insurance Auto Auctions (b)                             712
                 AUTO SALVAGE SERVICES
----------------------------------------------------------------------------
                                                                       2,474

COLUMBIA ACORN USA
     >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >SPECIALTY CHEMICALS/INDUSTRIAL
                 MATERIALS: 0.3%

        95,000   Spartech                                        $     2,464
                 PLASTICS DISTRIBUTION & COMPOUNDING
----------------------------------------------------------------------------

                 >INDUSTRIAL DISTRIBUTION: 0.3%

       100,000   Nuco2 (b)                                             1,970
                 BULK CO2 GAS DISTRIBUTION TO RESTAURANTS
----------------------------------------------------------------------------

                 >CONSTRUCTION: 0.2%

        45,000   Florida Rock Industries                               1,898
                 CONCRETE & AGGREGATES
----------------------------------------------------------------------------

                 >INDUSTRIAL GOODS: 0.1%

        17,000   Genlyte Group (b)                                     1,069
                 COMMERCIAL LIGHTING FIXTURES
----------------------------------------------------------------------------

                                                                 -----------
Industrial Goods/Services: Total                                      51,749
----------------------------------------------------------------------------
OTHER INDUSTRIES: 0.8%

                 >REAL ESTATE: 0.6%

        47,000   The Rouse Company                                     2,232
                 REGIONAL SHOPPING MALLS
       100,000   Crescent Real Estate Equities                         1,612
                 CLASS A OFFICE BUILDINGS
        35,000   Highland Hospitality (b)                                352
                 HOTEL REAL ESTATE INVESTMENT TRUST
----------------------------------------------------------------------------
                                                                       4,196

                 >REGULATED UTILITIES: 0.2%

        90,000   Northeast Utilities                                   1,752
                 REGULATED ELECTRIC UTILITY
----------------------------------------------------------------------------

                                                                 -----------
Other Industries: Total                                                5,948

                                                                 -----------
Total Common Stocks: 92.0%                                           706,589
                 (Cost: $486,876)


PRINCIPAL AMOUNT (000)                                           VALUE (000)
----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 8.0%

                 Yield 1.12% - 1.17%
                 Due 7/6/04 - 7/7/04
$       20,000   SBC International                               $    19,997
        20,000   Prudential Funding                                   19,996
        21,514   Repurchase Agreement with
                   State Street Bank & Trust
                   Dated 6/30/04, Due 7/01/04
                   at 1.30% Collateralized by
                   Federal Home Loan Mortgage
                   Corporation Notes, Maturing
                   2/15/05, Market Value $21,945
                   (Repurchase proceeds: $21,515)                     21,514
----------------------------------------------------------------------------
                 (AMORTIZED COST: $61,507)                            61,507

                                                                 -----------
 TOTAL INVESTMENTS: 100.0%                                           768,096
                 (COST: $548,383) (a)

CASH AND OTHER ASSETS LESS LIABILITIES: 0.0%                           (180)
                                                                 -----------
TOTAL NET ASSETS: 100%                                           $   767,916
============================================================================

1-800-922-6769

--------------------------------------------------------------------------------
>NOTES TO STATEMENT OF INVESTMENTS (IN THOUSANDS)

(a) At June 30, 2004, for federal income tax purposes cost of investments was the same and net unrealized appreciation was $219,713 consisting of gross unrealized appreciation of $242,584 and gross unrealized depreciation of $22,871.

(b) Non-income producing security.

(c) An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting securities. On June 30, 2004, the Fund held five percent or more of the outstanding voting securities of the following company:

    RCM Technologies                 6.95%

    The aggregate cost and value of this company at June 30, 2004, was $5,636 and $4,990 respectively. Investments in affiliate companies represent 0.65% of total net assets at June 30, 2004. Investment activity and income amounts relating to affiliates during the six months ended June 30, 2004 were as follows:

              Dividend Income                           $       --
              Net realized gain or loss                 $   (3,800)
              Change in unrealized gain or loss         $   (2,712)

              Purchases                                 $       --
              Proceeds from sales                       $      562

(d) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At June 30, 2004, these securities amounted to $1,573, which represents 0.20% of total net assets.

    Additional information on these securities is as follows:



                                         ACQUISITION
SECURITY                                    DATES       SHARES (000)    COST (000)   VALUE (000)
--------                                 -----------    -----------     ---------    ----------
SYRRX, Series C                           01/08/01              154        $1,101          $770
Locus Discovery, Series D, Pfd.           09/05/01              375         1,500           750
Metabolex, Series F                       05/11/00              364         2,000            53
                                                                        ---------    ----------
                                                                           $4,601        $1,573
                                                                        =========    ==========

COLUMBIA ACORN INTERNATIONAL SELECT
    >MAJOR PORTFOLIO CHANGES IN THE SECOND QUARTER (UNAUDITED)

                                                       NUMBER OF SHARES
                                                ----------------------------
                                                   03/31/04        06/30/04

ADDITIONS
----------------------------------------------------------------------------
    EUROPE

>UNITED KINGDOM

British Sky Broadcasting                              35,000          70,000
Exel                                                  80,000         135,000

>CZECH REPUBLIC

Komercni Banka                                             0          12,000
----------------------------------------------------------------------------
    ASIA

>JAPAN

Daito Trust Construction                              26,100          38,000
Olympus Optical                                            0          23,000
Sugi Pharmacy                                         23,000          32,300
Uni-Charm                                             20,500          25,100
----------------------------------------------------------------------------
    OTHER COUNTRIES

>CANADA

Kinross Gold                                               0          80,000
----------------------------------------------------------------------------
    LATIN AMERICA

>ARGENTINA

Tenaris                                               19,200          39,200


                                                      NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04

Sales
----------------------------------------------------------------------------
    EUROPE

>UNITED KINGDOM

BG Group                                             350,000         270,000

>FRANCE

Essilor International                                 18,000          12,000
Neopost                                               33,600          25,100

>SWEDEN

Gambro                                                58,000               0

----------------------------------------------------------------------------
    ASIA

>JAPAN

Fast Retailing                                        19,500          11,500
Nidec                                                 12,900               0
USS                                                   11,700               0


>HONG KONG/CHINA

Esprit Holdings                                      200,000               0
Sinotrans (China)                                  2,000,000               0

----------------------------------------------------------------------------
    OTHER COUNTRIES

>CANADA

Power Financial                                       20,000               0
Talisman Energy                                       72,000          52,000
(includes the effect of a 3 for 1
stock split)

1-800-922-6769

COLUMBIA ACORN INTERNATIONAL SELECT
     >STATEMENT OF INVESTMENTS (UNAUDITED) JUNE 30, 2004

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                                                        COMMON STOCKS: 96.8%
----------------------------------------------------------------------------
EUROPE: 56.3%

                 >UNITED KINGDOM/IRELAND: 29.7%

       161,486   Anglo Irish Bank (Ireland)                      $     2,530
                 SMALL BUSINESS & MIDDLE MARKET BANKING
       135,000   Exel                                                  1,882
                 GLOBAL LOGISTICS & FREIGHT FORWARDING
       270,000   BG Group                                              1,667
                 OIL & GAS PRODUCER
        88,000   Depfa Bank (Ireland)                                  1,285
                 INTERNATIONAL PUBLIC SECTOR FINANCE
        40,000   Cobham                                                1,015
                 AEROSPACE
       120,000   Grafton Group (Ireland)                                 957
                 BUILDERS, WHOLESALERS & DIY RETAILING
        70,000   British Sky Broadcasting (b)                            792
                 DIGITAL SATELLITE BROADCASTING
       100,000   Jardine Lloyd Thompson                                  745
                 BUSINESS INSURANCE BROKER
       120,000   Compass Group                                           735
                 INTERNATIONAL CONCESSION & CONTRACT CATERER
        75,000   Burberry                                                557
                 APPAREL RETAILER
        25,000   Kerry (Ireland)                                         530
                 FOOD INGREDIENTS
        46,000   Smith & Nephew                                          496
                 MEDICAL EQUIPMENT & SUPPLIES
        15,400   Rank Group                                               84
                 GAMING & MEDIA SERVICES
----------------------------------------------------------------------------
                                                                      13,275

                 >SWITZERLAND: 7.2%

         4,000   Schindler                                             1,149
                 ELEVATOR MANUFACTURER & SERVICE PROVIDER
         7,000   Swatch Group                                            913
                 WATCH & ELECTRONICS MANUFACTURER
         1,000   Givaudan                                                580
                 INDUSTRIAL FRAGRANCES & FLAVORS
         5,000   Synthes-Stratec                                         570
                 PRODUCTS FOR ORTHOPEDIC SURGERY
----------------------------------------------------------------------------
                                                                       3,212

                 >FRANCE: 6.1%

        25,100   Neopost                                               1,485
                 POSTAGE METERS
        12,000   Essilor International                                   784
                 EYEGLASS LENSES
         8,000   Imerys                                                  466
                 INDUSTRIAL MINERALS PRODUCER
----------------------------------------------------------------------------
                                                                       2,735

                 >NORWAY: 3.2%

       209,500   Den Norske Bank                                       1,429
                 LARGEST NORWEGIAN BANK
----------------------------------------------------------------------------

                 >CZECH REPUBLIC: 3.0%

        12,000   Komercni Banka                                        1,346
                 LEADING CZECH UNIVERSAL BANK
----------------------------------------------------------------------------


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >GERMANY: 2.5%

        20,000   Rhoen-Klinikum                                  $     1,099
                 HOSPITAL MANAGEMENT
----------------------------------------------------------------------------

                 >SPAIN: 1.8%

        43,000   Red Electrica                                           732
                 SPANISH POWER GRID
         6,000   Gestevis Telecino (b)                                    90
                 SPAIN'S SECOND LARGEST BROADCASTER
----------------------------------------------------------------------------
                                                                         822

                 >LUXEMBOURG: 1.7%

        90,000   SES Global                                              761
                 SATELLITE BROADCASTING SERVICES
----------------------------------------------------------------------------

                 >ITALY: 1.1%

        34,000   Autogrill (b)                                           482
                 RESTAURANTS & CATERING FOR TRAVELERS
----------------------------------------------------------------------------

                                                                 -----------
Europe: Total                                                         25,161
----------------------------------------------------------------------------
ASIA: 29.4%

                 >JAPAN: 25.8%

         9,700   Funai Electric                                        1,464
                 CONSUMER ELECTRONICS
        38,000   Daito Trust Construction                              1,461
                 APARTMENT BUILDER
        32,300   Sugi Pharmacy                                         1,322
                 DRUGSTORES
        12,400   Hoya                                                  1,301
                 OPTO-ELECTRICAL COMPONENTS & EYEGLASS LENSES
        71,000   Ushio                                                 1,285
                 INDUSTRIAL LIGHT SOURCES
        25,100   Uni-Charm                                             1,251
                 INFANT HYGIENE & FEMININE CARE PRODUCTS
        51,500   Shimano                                               1,225
                 BICYCLE COMPONENTS & FISHING TACKLE
        11,500   Fast Retailing                                          934
                 APPAREL RETAILER
           310   Dentsu                                                  801
                 ADVERTISING AGENCY
        23,000   Olympus Optical                                         436
                 MEDICAL EQUIPMENT & CAMERAS
        11,000   Hiroshima Bank                                           59
                 REGIONAL BANK
----------------------------------------------------------------------------
                                                                      11,539

                 >SINGAPORE: 2.0%

        83,000   Venture                                                 873
                 ELECTRONIC CONTRACT MANUFACTURER
----------------------------------------------------------------------------

                 >HONG KONG: 1.6%

       500,000   Li & Fung                                               733
                 SOURCING OF CONSUMER GOODS
----------------------------------------------------------------------------

                                                                 -----------
ASIA: TOTAL                                                           13,145

COLUMBIA ACORN INTERNATIONAL SELECT
     >STATEMENT OF INVESTMENTS (UNAUDITED)C0UNTIED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

OTHER COUNTRIES: 8.2%

                 >CANADA: 5.5%

        52,000   Talisman Energy                                 $     1,131
                 OIL & GAS PRODUCER
        50,000   Noranda                                                 857
                 DIVERSIFIED NON-FERROUS METALS MINER
        80,000   Kinross Gold (b)                                        444
                 GOLD MINING
----------------------------------------------------------------------------
                                                                       2,432

                 >AUSTRALIA: 2.7%

       260,000   Lion Nathan                                           1,225
                 BEER BREWER/DISTRIBUTOR
----------------------------------------------------------------------------

                                                                 -----------
OTHER COUNTRIES: TOTAL                                                 3,657
----------------------------------------------------------------------------
LATIN AMERICA: 2.9%

                 >ARGENTINA: 2.9%

        39,200   Tenaris                                               1,284
                 STEEL PIPE FOR OIL WELLS & PIPELINES
----------------------------------------------------------------------------

                                                                 -----------
LATIN AMERICA: TOTAL                                                   1,284

                                                                 -----------
TOTAL COMMON STOCKS: 96.8%                                            43,247
                 (COST: $32,172)


PRINCIPAL AMOUNT(000)                                            VALUE (000)
----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 3.7%

        $1,663   Repurchase Agreement with
                   State Street Bank & Trust
                   Dated 6/30/04, Due 7/01/04
                   at 1.30% Collateralized by
                   Federal Home Loan Mortgage
                   Corporation Notes, Maturing
                   2/15/05, Market Value $1,698
                   (Repurchase proceeds: $1,663)                      $1,663
----------------------------------------------------------------------------
                 (COST: $1,663)                                        1,663

                                                                 -----------
TOTAL INVESTMENTS (C): 100.5%                                         44,910
                 (COST: $33,835) (A)


CASH AND OTHER ASSETS LESS LIABILITIES: (0.5%)                         (208)
                                                                 -----------
TOTAL NET ASSETS: 100%                                               $44,702
============================================================================

--------------------------------------------------------------------------------
>NOTES TO STATEMENT OF INVESTMENTS (IN THOUSANDS)

(a) At June 30, 2004, for federal income tax purpose cost of investments was the same and net unrealized appreciation was $11,075 consisting of gross unrealized appreciation of $11,840 and gross unrealized depreciation of $765.

(b) Non-income producing security.

(c) On June 30, 2004, the Fund's total investments were denominated in currencies as follows:

CURRENCY                             VALUE      % OF NET ASSETS
================================================================
Japanese Yen                      $  11,539                25.8%
Euro                                 11,201                25.1
British Pounds                        7,974                17.8
Swiss Franc                           3,212                 7.2
US Dollar                             2,946                 6.6
Canadian Dollar                       2,432                 5.5
Other currencies less
  than 5% of total
  net assets                          5,606                12.5
                                  ---------     ---------------
                                  $  44,910               100.5%
                                  =========     ===============

1-800-922-6769

COLUMBIA ACORN INTERNATIONAL SELECT
    >PORTFOLIO DIVERSIFICATION (UNAUDITED)

At June 30, 2004, the Fund's portfolio investments as a percent of net assets was diversified as follows:

                                                 VALUE (000)       PERCENT
----------------------------------------------------------------------------

>INDUSTRIAL GOODS/SERVICES

Other Industrial Services                             $3,031             6.8%
Electrical Components                                  2,300             5.2
Machinery                                              1,485             3.3
Construction                                           1,461             3.3
Steel                                                  1,284             2.9
Industrial Distribution                                  957             2.1
Outsourcing and Training Services                        733             1.6
Specialty Chemicals                                      580             1.3
Industrial Materials                                     466             1.0
----------------------------------------------------------------------------
                                                      12,297            27.5

>CONSUMER GOODS/SERVICES

Retail                                                 2,813             6.3
Durable Goods                                          2,138             4.8
Consumer Electronics                                   1,464             3.3
Nondurables                                            1,251             2.8
Beverage                                               1,225             2.7
Restaurants                                            1,217             2.7
Food                                                     530             1.2
Casinos                                                   84             0.2
----------------------------------------------------------------------------
                                                      10,722            24.0

>FINANCE

Banks                                                  6,649            14.9
Insurance                                                745             1.7
----------------------------------------------------------------------------
                                                       7,394            16.6


                                                 VALUE (000)       PERCENT
----------------------------------------------------------------------------

>INFORMATION TECHNOLOGY

Semiconductors and
    Related Equipment                                 $1,301             2.9%
Television Broadcasting                                  882             2.0
Contract Manufacturing                                   873             1.9
Advertising                                              801             1.8
Satellite Broadcasting Services                          761             1.7
----------------------------------------------------------------------------
                                                       4,618            10.3

>ENERGY/MINERALS

Oil/Gas Producers                                      2,798             6.3
Mining                                                   857             1.9
Non-Ferrous Metals                                       444             1.0
----------------------------------------------------------------------------
                                                       4,099             9.2

>HEALTH CARE

Medical Equipment                                      2,286             5.1
Hospital Management                                    1,099             2.5
----------------------------------------------------------------------------
                                                       3,385             7.6

>OTHER INDUSTRIES

Regulated Utilities                                      732             1.6
----------------------------------------------------------------------------
                                                         732             1.6

                                                ----------------------------
TOTAL COMMON STOCKS                                   43,247            96.8

SHORT-TERM OBLIGATIONS                                 1,663             3.7
                                                ----------------------------
TOTAL INVESTMENTS                                     44,910           100.5

CASH AND OTHER ASSETS
   LESS LIABILITIES                                     (208)           (0.5)
                                                ----------------------------
NET ASSETS                                           $44,702           100.0%
============================================================================

COLUMBIA ACORN SELECT
     >MAJOR PORTFOLIO CHANGES IN THE SECOND QUARTER (UNAUDITED)

                                                       NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04

ADDITIONS
----------------------------------------------------------------------------
    INFORMATION

McAfee                                             2,200,000       2,750,000
PeopleSoft                                         1,800,000       2,135,000
Skillsoft Publishing                                       0       2,063,700
Tellabs                                                    0       3,400,000

----------------------------------------------------------------------------
     CONSUMER GOODS/SERVICES

Abercrombie & Fitch                                  660,000         855,000
Safeway                                            1,050,000       1,500,000

----------------------------------------------------------------------------
     FINANCE

SEI Investments                                      600,000         729,500

----------------------------------------------------------------------------
     HEALTH CARE

Lincare Holdings                                     660,000         835,000


                                                        NUMBER OF SHARES
                                                ----------------------------
                                                  03/31/04         06/30/04

SALES
----------------------------------------------------------------------------
    CONSUMER GOODS/SERVICES

Weight Watchers                                    1,040,000         728,000

----------------------------------------------------------------------------
     FINANCE

TCF Financial                                      1,160,000         985,000

----------------------------------------------------------------------------
     HEALTH CARE

Guidant                                              355,000               0

----------------------------------------------------------------------------
     INDUSTRIAL GOODS/SERVICES

Expeditors International of
  Washington                                         720,000         620,000

1-800-922-6769

COLUMBIA ACORN SELECT
    >STATEMENT OF INVESTMENTS (UNAUDITED) JUNE 30, 2004

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                                                        COMMON STOCKS: 90.5%
----------------------------------------------------------------------------
INFORMATION: 34.0%

                 >BUSINESS SOFTWARE: 12.8%

     2,750,000   McAfee (b)                                          $49,858
                 SECURITY SOFTWARE & SERVICES
     2,135,000   PeopleSoft (b)                                       39,498
                 HR, ERP, CRM & SUPPLY CHAIN SOFTWARE
     1,300,000   Synopsys (b)                                         36,959
                 SOFTWARE FOR DESIGNING SEMICONDUCTOR CHIPS
----------------------------------------------------------------------------
                                                                     126,315

                 >BUSINESS INFORMATION: 6.1%

       470,000   Moody's                                              30,390
                 CREDIT RATING SERVICE
       900,000   Fair Isaac                                           30,042
                 CREDIT SCORING & DECISION ANALYTIC SOFTWARE
----------------------------------------------------------------------------
                                                                      60,432

                 >ADVERTISING: 3.8%

     2,700,000   Interpublic Group (b)                                37,071
                 ADVERTISING
----------------------------------------------------------------------------

                 >INSTRUMENTATION: 3.4%

     1,000,000   Tektronix                                            34,020
                 ANALYTICAL INSTRUMENTS
----------------------------------------------------------------------------

                 >CONSUMER SOFTWARE: 3.3%

       600,000   Electronic Arts (b)                                  32,730
                 ENTERTAINMENT SOFTWARE
----------------------------------------------------------------------------

                 >TELECOMMUNICATION EQUIPMENT: 3.0%

     3,400,000   Tellabs (b)                                          29,716
                 TELECOMMUNICATIONS & CABLE EQUIPMENT
---------------------------------------------------------------------------

                 >INTERNET: 1.6%

     2,063,700   Skillsoft Publishing (b)                             15,684
                 PROVIDER OF WEB-BASED LEARNING SOLUTIONS
                   (E-LEARNING)
----------------------------------------------------------------------------

                                                                 -----------
INFORMATION: TOTAL                                                   335,968
----------------------------------------------------------------------------
CONSUMER GOODS/SERVICES: 32.8%

                 >RETAIL: 10.3%

     1,500,000   Safeway (b)                                          38,010
                 RETAIL FOOD & DRUG STORES
       855,000   Abercrombie & Fitch                                  33,131
                 TEEN APPAREL RETAILER
       750,000   Costco                                               30,802
                 WAREHOUSE SUPERSTORES
----------------------------------------------------------------------------
                                                                     101,943

                 >CONSUMER SERVICES: 7.7%

     1,250,000   ITT Educational Services (b)                         47,525
                 TECHNOLOGY-ORIENTED POST SECONDARY DEGREE PROGRAMS
       728,000   Weight Watchers (b)                                  28,494
                 WEIGHT LOSS PROGRAMS
----------------------------------------------------------------------------
                                                                      76,019


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >FURNITURE & MANUFACTURERS: 6.3%

     1,160,000   Herman Miller                                       $33,570
                 OFFICE FURNITURE
       630,000   Coach (b)                                            28,470
                 DESIGNER & RETAILER OF BRANDED LEATHER ACCESSORIES
----------------------------------------------------------------------------
                                                                      62,040

                 >LEISURE VEHICLES: 6.3%

     1,000,000   Harley-Davidson                                      61,940
                 MOTORCYCLES & RELATED MERCHANDISE
----------------------------------------------------------------------------

                 >ENTERTAINMENT: 2.2%

       460,000   International Speedway Motors                        22,374
                 LARGEST MOTORSPORT RACETRACK OWNER & OPERATOR
----------------------------------------------------------------------------

                                                                 -----------
CONSUMER GOODS/SERVICES: TOTAL                                       324,316
----------------------------------------------------------------------------
FINANCE: 13.5%

                 >BANKS: 8.0%

       985,000   TCF Financial                                        57,179
                 GREAT LAKES BANK
       750,000   Associated Banc-Corp                                 22,223
                 MIDWEST BANK
----------------------------------------------------------------------------
                                                                      79,402

                 >INSURANCE: 3.4%

       120,000   Markel (b)                                           33,300
                 SPECIALTY INSURANCE
----------------------------------------------------------------------------

                 >MONEY MANAGEMENT: 2.1%

       729,500   SEI Investments                                      21,185
                 MUTUAL FUND ADMINISTRATION & INVESTMENT MANAGEMENT
----------------------------------------------------------------------------

                                                                 -----------
FINANCE: TOTAL                                                       133,887
----------------------------------------------------------------------------
HEALTH CARE: 7.1%

                 >SERVICES: 7.1%

     2,750,000   First Health (b)                                     42,928
                 PPO NETWORK
       835,000   Lincare Holdings (b)                                 27,438
                 HOME HEALTH CARE SERVICES
----------------------------------------------------------------------------
                                                                      70,366

                                                                 -----------
HEALTH CARE: TOTAL                                                    70,366
----------------------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES: 3.1%

                 >LOGISTICS: 3.1%

       620,000   Expeditors International of
                 Washington                                           30,634
                 INTERNATIONAL FREIGHT FORWARDER
                                                                 -----------
INDUSTRIAL GOODS/SERVICES: TOTAL                                      30,634

                                                                 -----------
TOTAL COMMON STOCKS: 90.5%                                           895,171
                 (COST: $768,527)

COLUMBIA ACORN SELECT
    >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

PRINCIPAL AMOUNT (000)                                           VALUE (000)
----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 9.6%

                 Yield 1.00% - 1.30%
                 Due 7/1/04 - 7/8/04

       $35,000   Virginia Electric                               $    34,991
        30,000   Prudential Funding                                   29,999
        25,000   Coca Cola Enterprises                                25,000
         4,668   Repurchase Agreement with
                   State Street Bank & Trust
                   Dated 6/03/04, Due 7/01/04
                   at 1.30% Collateralized by
                   Federal Home Loan Mortgage
                   Corporation Notes, Maturing
                   2/15/05, Market Value $4,765
                   (Repurchase proceeds: $4,668)                       4,668
----------------------------------------------------------------------------
                 (AMORTIZED COST: $94,658)                            94,658

                                                                 -----------
TOTAL INVESTMENTS: 100.1%                                            989,829
                 (COST: $863,185) (A)

CASH AND OTHER ASSETS LESS LIABILITIES: (0.1%)                         (848)

                                                                 -----------
TOTAL NET ASSETS: 100%                                           $   988,981
----------------------------------------------------------------------------

>NOTES TO STATEMENT OF INVESTMENTS (IN THOUSANDS)

(a) At June 30, 2004, for federal income tax purposes cost of investments was the same and net unrealized appreciation was $126,644, consisting of gross unrealized appreciation of $158,975 and gross unrealized depreciation of $32,331.

(b) Non-income producing security.

1-800-922-6769

                    COLUMBIA ACORN FAMILY OF FUNDS

                      > STATEMENTS OF ASSETS AND LIABILITIES

                      > STATEMENTS OF OPERATIONS

                      > STATEMENTS OF CHANGES IN NET ASSETS

                      > FINANCIAL HIGHLIGHTS

                      > NOTES TO FINANCIAL STATEMENTS

COLUMBIA ACORN FAMILY OF FUNDS
    >STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)



                                                       COLUMBIA                COLUMBIA               COLUMBIA
                                                        ACORN                   ACORN                  ACORN
JUNE 30, 2004                                            FUND               INTERNATIONAL               USA
-------------                                    --------------------     -------------------     -----------------
(IN THOUSANDS)
ASSETS
Unaffiliated investments, at Cost                $          6,441,885     $         1,248,315     $         542,747
Affiliated investments, at Cost (See Note 4)                1,459,400                      --                 5,636
                                                 --------------------     -------------------     -----------------
Unaffiliated investments, at Value               $         10,223,691     $         1,728,717     $         763,106
Affiliated investments, at Value (See Note 4)               2,055,516                      --                 4,990
Cash                                                               --                      --                     1
Foreign currency (cost: Columbia Acorn
    Fund $12,413; Columbia Acorn
    International $3,802; Columbia Acorn
    International Select $94)                                  12,404                   3,794                    --
Receivable for:
    Investments sold                                           11,447                  21,118                    --
    Fund shares sold                                           25,309                     928                 1,378
    Dividends and interest                                      6,289                   3,910                    92
    Expense reimbursement due from Advisor                         --                      --                    --
Deferred Trustees' Compensation Investments                     1,155                     440                    79
Other assets                                                      691                     612                    89
                                                 --------------------     -------------------     -----------------
    Total Assets                                           12,336,502               1,759,519               769,735

LIABILITIES
Payable to custodian bank                                          --                  18,587                    --
Payable for:
    Investments purchased                                      30,626                   6,414                    17
    Fund shares redeemed                                       11,305                   5,528                 1,562
    Custodian                                                      --                      --                     2
    Management fee                                                 --                       3                    --
    12b-1 Service & Distribution fees                           2,661                      71                   118
    Legal & audit fees                                             37                      --                    --
    Reports to shareholders                                        --                      --                    --
    Deferred Trustees' fees                                     1,155                     440                    79
    Transfer agent fees                                           441                      99                    41
    Trustees' fees                                                 --                      --                    --
    Registration & blue sky fees                                   60                      16                    --
    Foreign capital gains tax                                     667                     175                    --
                                                 --------------------     -------------------     -----------------
    Total Liabilities                                          46,952                  31,333                 1,819
                                                 --------------------     -------------------     -----------------
NET ASSETS                                       $         12,289,550     $         1,728,186     $         767,916
                                                 ====================     ===================     =================

COMPOSITION OF NET ASSETS
Paid in capital                                  $          7,481,497     $         1,386,259     $         555,632
Undistributed net investment income
    (Accumulated net investment loss)                           9,339                  13,761                (3,256)
Accumulated net realized gain (loss)                          421,428                (150,889)               (4,173)
Net unrealized appreciation (depreciation) on:
    Investments (net of unrealized PFIC
    gains of $1,215 for Columbia Acorn
    International)                                          4,377,922                 479,187               219,713
    Foreign currency transactions                                  31                      43                    --
    Foreign capital gains tax                                    (667)                   (175)                   --
                                                 --------------------     -------------------     -----------------
NET ASSETS                                       $         12,289,550     $         1,728,186     $         767,916
                                                 ====================     ===================     =================

Net asset value per share--
    Class A (a)                                  $              24.11     $             24.20     $           22.74
    (Net assets/shares)                            ($2,317,581/96,128)         ($55,692/2,302)      ($103,174/4,538)

Maximum offering price
    per share-- Class A (b)                      $              25.58     $             25.68     $           24.13
    (Net asset value per share/
    front-end sales charge)                            ($24.11/0.9425)         ($24.20/0.9425)       ($22.74/0.9425)

Net asset value and offering
    price per share-- Class B (a)                $              23.54     $             23.81     $           22.23
    (Net assets/shares)                            ($1,302,614/55,347)         ($45,081/1,894)       ($70,114/3,153)

Net asset value and offering
    price per share-- Class C (a)                $              23.54     $             23.82     $           22.25
    (Net assets/shares)                              ($981,925/41,721)         ($25,023/1,051)       ($38,992/1,753)

Net asset value, offering and
    redemption price per share--
    Class Z                                      $              24.56     $             24.39     $           23.08
    (Net assets/shares)                           ($7,687,430/313,049)     ($1,602,390/65,709)     ($555,636/24,074)




                                                       COLUMBIA                COLUMBIA
                                                        ACORN                    ACORN
JUNE 30, 2004                                    INTERNATIONAL SELECT           SELECT
-------------                                    --------------------     -------------------
(IN THOUSANDS)
ASSETS
Unaffiliated investments, at Cost                $             33,835     $           863,185
Affiliated investments, at Cost (See Note 4)                       --                      --
                                                 --------------------     -------------------
Unaffiliated investments, at Value               $             44,910     $           989,829
Affiliated investments, at Value (See Note 4)                      --                      --
Cash                                                               --                       1
Foreign currency (cost: Columbia Acorn
    Fund $12,413; Columbia Acorn
    International $3,802; Columbia Acorn
    International Select $94)                                      93                      --
Receivable for:
    Investments sold                                               29                      --
    Fund shares sold                                               83                   4,435
    Dividends and interest                                         46                      84
    Expense reimbursement due from Advisor                          8                      --
Deferred Trustees' Compensation Investments                        --                      --
Other assets                                                        1                      72
                                                 --------------------     -------------------
    Total Assets                                               45,170                 994,421

LIABILITIES
Payable to custodian bank                                          --                      --
Payable for:
    Investments purchased                                         392                   3,225
    Fund shares redeemed                                           28                   1,791
    Custodian                                                      --                       2
    Management fee                                                 --                      --
    12b-1 Service & Distribution fees                               5                     326
    Legal & audit fees                                              8                      11
    Reports to shareholders                                        11                      --
    Deferred Trustees' fees                                        --                      --
    Transfer agent fees                                             9                      79
    Trustees' fees                                                  1                      --
    Registration & blue sky fees                                   14                       6
    Foreign capital gains tax                                      --                      --
                                                 --------------------     -------------------
    Total Liabilities                                             468                   5,440
                                                 --------------------     -------------------
NET ASSETS                                       $             44,702     $           988,981
                                                 ====================     ===================

COMPOSITION OF NET ASSETS
Paid in capital                                  $             67,136     $           819,743
Undistributed net investment income
    (Accumulated net investment loss)                              41                  (4,253)
Accumulated net realized gain (loss)                          (33,551)                 46,847
Net unrealized appreciation (depreciation) on:
    Investments (net of unrealized PFIC
    gains of $1,215 for Columbia Acorn
    International)                                             11,075                 126,644
    Foreign currency transactions                                   1                      --
    Foreign capital gains tax                                      --                      --
                                                 --------------------     -------------------
NET ASSETS                                       $             44,702     $           988,981
                                                 ====================     ===================

Net asset value per share--
    Class A (a)                                  $              15.50     $             19.30
    (Net assets/shares)                                   ($3,194/206)       ($384,079/19,897)

Maximum offering price
    per share-- Class A (b)                      $              16.45     $             20.48
    (Net asset value per share/
    front-end sales charge)                            ($15.50/0.9425)         ($19.30/0.9425)

Net asset value and offering
    price per share-- Class B (a)                $              15.12     $             18.84
    (Net assets/shares)                                   ($3,928/260)        ($156,718/8,320)

Net asset value and offering
    price per share-- Class C (a)                $              15.15     $             18.84
    (Net assets/shares)                                   ($2,094/138)         ($89,703/4,762)

Net asset value, offering and
    redemption price per share--
    Class Z                                      $              15.63     $             19.55
    (Net assets/shares)                                ($35,486/2,271)       ($358,481/18,336)


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

See accompanying notes to financial statements.

1-800-922-6769

COLUMBIA ACORN FAMILY OF FUNDS
    >STATEMENTS OF OPERATIONS (UNAUDITED)
     FOR THE SIX MONTHS ENDED JUNE 30, 2004



                                                       COLUMBIA                COLUMBIA               COLUMBIA
                                                        ACORN                   ACORN                   ACORN
(IN THOUSANDS)                                           FUND                INTERNATIONAL               USA
--------------                                   --------------------     -------------------     -----------------
INVESTMENT INCOME:
    Dividend income                              $             62,690     $            26,029     $           1,080
    Dividend income from affiliates (See Note 4)                3,333                      --                    --
    Interest income                                             3,970                     231                   255
                                                 --------------------     -------------------     -----------------
                                                               69,993                  26,260                 1,335
    Foreign taxes withheld                                     (3,122)                 (2,608)                   (1)
                                                 --------------------     -------------------     -----------------
       Total Investment Income                                 66,871                  23,652                 1,334
EXPENSES:
Management fee                                                 38,885                   7,073                 3,299
Administration fee                                              2,939                     430                   181
12b-1 Service and Distribution fees:
    Class A                                                     3,815                      98                   171
    Class B                                                     6,333                     214                   343
    Class C                                                     4,738                     124                   189
Transfer agent fees:
    Class A                                                     1,663                      53                    83
    Class B                                                     1,571                      76                    88
    Class C                                                     1,019                      30                    39
    Class Z                                                     1,421                     591                   119
Custody fees                                                      634                     520                    16
Trustees' fees                                                    209                      34                    13
Registration & blue sky fees                                      302                      49                    55
Reports to shareholders                                           834                     148                    87
Legal & audit fees                                                669                      75                    29
Non-recurring costs (See Note 7)                                  135                      20                     8
Other expenses                                                    118                      21                     7
                                                 --------------------     -------------------     -----------------
    Total expenses                                             65,285                   9,556                 4,727
Less custody fees paid indirectly                                 (16)                     --*                   (1)
Less reimbursement of expenses by Advisor                        (647)                    (93)                  (36)
Non-recurring costs reimbursed (See Note 7)                      (135)                    (20)                   (8)
                                                 --------------------     -------------------     -----------------
    Net Expenses                                               64,487                   9,443                 4,682
                                                 --------------------     -------------------     -----------------
    Net Investment Income (Loss)                                2,384                  14,209                (3,348)
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON PORTFOLIO POSITIONS:
Net realized gain (loss) on:
    Unaffiliated investments                                  362,021                  87,220                12,979
    Affiliated investments (See Note 4)                        62,019                      --                (3,800)
    Foreign currency transactions                                 (41)                    416                    --
                                                 --------------------     -------------------     -----------------
    Net realized gain                                         423,999                  87,636                 9,179
                                                 ====================     ===================     =================
Net change in net unrealized appreciation/
    depreciation on:
    Unaffiliated investments                                  553,555                  40,841                64,025
    Affiliated investments (See Note 4)                         4,005                      --                (2,712)
    Foreign currency transactions                               1,560                     518                    --
    Foreign capital gains tax                                    (667)                   (175)                   --
                                                 --------------------     -------------------     -----------------
    Net change in unrealized appreciation/
       depreciation                                           558,453                  41,184                61,313
                                                 ====================     ===================     =================
    Net realized and unrealized gain                          982,452                 128,820                70,492
                                                 --------------------     -------------------     -----------------
Net Increase in Net Assets resulting
    from Operations                              $            984,836     $           143,029     $          67,144
                                                 ====================     ===================     =================




                                                       COLUMBIA                COLUMBIA
                                                        ACORN                    ACORN
(IN THOUSANDS)                                   INTERNATIONAL SELECT           SELECT
--------------                                   --------------------     -------------------
INVESTMENT INCOME:
    Dividend income                              $                458     $             2,238
    Dividend income from affiliates (See Note 4)                   --                      --
    Interest income                                                 7                     427
                                                 --------------------     -------------------
                                                                  465                   2,665
    Foreign taxes withheld                                        (48)                     --
                                                 --------------------     -------------------
       Total Investment Income                                    417                   2,665
EXPENSES:
Management fee                                                    210                   4,008
Administration fee                                                 11                     223
12b-1 Service and Distribution fees:
    Class A                                                         5                     583
    Class B                                                        17                     700
    Class C                                                        17                     397
Transfer agent fees:

    Class A                                                         4                     283
    Class B                                                         9                     214
    Class C                                                         4                     101
    Class Z                                                        33                     162
Custody fees                                                       22                      13
Trustees' fees                                                      3                       8
Registration & blue sky fees                                       38                     113
Reports to shareholders                                            31                     113
Legal & audit fees                                                 12                      34
Non-recurring costs (See Note 7)                                    1                      10
Other expenses                                                      3                       9
                                                 --------------------     -------------------
    Total expenses                                                420                   6,971
Less custody fees paid indirectly                                  --*                     --*
Less reimbursement of expenses by Advisor                         (58)                    (64)
Non-recurring costs reimbursed (See Note 7)                        (1)                    (10)
                                                 --------------------     -------------------
    Net Expenses                                                  361                   6,897
                                                 --------------------     -------------------
    Net Investment Income (Loss)                                   56                  (4,232)
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON PORTFOLIO POSITIONS:
Net realized gain (loss) on:
    Unaffiliated investments                                    4,798                  47,083
    Affiliated investments (See Note 4)                            --                      --
    Foreign currency transactions                                  (3)                     --
                                                 --------------------     -------------------
    Net realized gain                                           4,795                  47,083
                                                 ====================     ===================
Net change in net unrealized appreciation/
    depreciation on:
    Unaffiliated investments                                   (1,679)                 16,432
    Affiliated investments (See Note 4)                            --                      --
    Foreign currency transactions                                 (13)                     --
    Foreign capital gains tax                                      --                      --
                                                 --------------------     -------------------
    Net change in unrealized appreciation/
       depreciation                                            (1,692)                 16,432
                                                 ====================     ===================
    Net realized and unrealized gain                            3,103                  63,515
                                                 --------------------     -------------------
Net Increase in Net Assets resulting
    from Operations                              $              3,159     $            59,283
                                                 ====================     ===================


* Rounds to less than $500.

See accompanying notes to financial statements.

COLUMBIA ACORN FAMILY OF FUNDS
    >STATEMENTS OF CHANGES IN NET ASSETS



                                                          COLUMBIA                         COLUMBIA ACORN
                                                         ACORN FUND                        INTERNATIONAL
                                               (UNAUDITED)                         (UNAUDITED)
                                                SIX MONTHS        YEAR ENDED        SIX MONTHS        YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS             ENDED JUNE 30,     DECEMBER 31,     ENDED JUNE 30,     DECEMBER 31,
---------------------------------             --------------    --------------    --------------    --------------
(IN THOUSANDS)                                     2004              2003              2004              2003
OPERATIONS:
Net investment income (loss)                  $        2,384    $       (9,911)   $       14,209    $       15,934
Net realized gain (loss) on investments
  and foreign currency transactions                  423,999            90,682            87,636            (7,144)
Net change in net unrealized appreciation
  (depreciation) of investments and foreign
  currency transactions                              558,453         2,974,675            41,184           561,990
                                              --------------    --------------    --------------    --------------
    Net Increase from Operations                     984,836         3,055,446           143,029           570,780

DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income -- Class A                        --                --              (356)             (106)
  Net realized gain -- Class A                        (2,709)           (1,752)               --                --
  Net investment income -- Class B                        --                --               (75)               --
  Net realized gain -- Class B                        (1,570)           (1,116)               --                --
  Net investment income -- Class C                        --                --               (42)               --
  Net realized gain -- Class C                        (1,182)             (813)               --                --
  Net investment income -- Class Z                        --                --           (16,468)           (5,829)
  Net realized gain -- Class Z                        (8,844)           (6,236)               --                --
                                              --------------    --------------    --------------    --------------
    Total Distribution to Shareholders               (14,305)           (9,917)          (16,941)           (5,935)

SHARE TRANSACTIONS:
  Subscriptions -- Class A                           394,994         1,041,782             9,334            45,279
  Distributions reinvested -- Class A                  2,456             1,584               288                80
  Redemptions -- Class A                            (237,930)         (259,438)          (10,981)          (42,948)
                                              --------------    --------------    --------------    --------------
  Net Increase (Decrease) -- Class A                 159,520           783,928            (1,359)            2,411
  Subscriptions -- Class B                            55,758           364,144             5,820            11,463
  Distributions reinvested -- Class B                  1,433             1,018                66                --
  Redemptions -- Class B                             (75,752)          (88,744)           (3,800)           (5,639)
                                              --------------    --------------    --------------    --------------
  Net Increase (Decrease) -- Class B                 (18,561)          276,418             2,086             5,824

  Subscriptions -- Class C                            77,410           375,513             4,006            14,870
  Distributions reinvested -- Class C                    972               673                35                --
  Redemptions -- Class C                             (70,493)          (73,548)           (3,818)          (13,396)
                                              --------------    --------------    --------------    --------------
  Net Increase (Decrease) -- Class C                   7,889           302,638               223             1,474

  Subscriptions -- Class Z                           873,722         1,682,204            95,148           220,802
  Distributions reinvested -- Class Z                  7,792             5,443            14,698             5,336
  Redemptions -- Class Z                            (880,158)         (667,986)         (187,093)         (434,204)
                                              --------------    --------------    --------------    --------------
  Net Increase (Decrease) -- Class Z                   1,356         1,019,661           (77,247)         (208,066)
                                              --------------    --------------    --------------    --------------
      Net Increase (Decrease) from
       Share Transactions                            150,204         2,382,645           (76,297)         (198,357)
                                              --------------    --------------    --------------    --------------
Redemption Fees                                           --                --                63               400
                                              --------------    --------------    --------------    --------------
Total Increase in Net Assets                       1,120,735         5,428,174            49,854           366,888

NET ASSETS:
Beginning of period                               11,168,815         5,740,641         1,678,332         1,311,444
                                              --------------    --------------    --------------    --------------
End of period                                 $   12,289,550    $   11,168,815    $    1,728,186    $    1,678,332
                                              ==============    ==============    ==============    ==============
UNDISTRIBUTED NET INVESTMENT INCOME
  (ACCUMULATED NET INVESTMENT LOSS)           $        9,339    $        6,955    $       13,761    $       16,493
                                              ==============    ==============    ==============    ==============




                                                          COLUMBIA                         COLUMBIA ACORN
                                                         ACORN USA                      INTERNATIONAL SELECT
                                               (UNAUDITED)                         (UNAUDITED)
                                                SIX MONTHS        YEAR ENDED        SIX MONTHS        YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS             ENDED JUNE 30,     DECEMBER 31,     ENDED JUNE 30,     DECEMBER 31,
---------------------------------             --------------    --------------    --------------    --------------
(IN THOUSANDS)                                     2004              2003              2004              2003
OPERATIONS:
Net investment income (loss)                  $       (3,348)   $       (4,408)   $           56    $          136
Net realized gain (loss) on investments
  and foreign currency transactions                    9,179             7,301             4,795              (425)
Net change in net unrealized appreciation
  (depreciation) of investments and foreign
  currency transactions                               61,313           172,313            (1,692)           12,936
                                              --------------    --------------    --------------    --------------
    Net Increase from Operations                      67,144           175,206             3,159            12,647

DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income -- Class A                        --                --                (6)               --
  Net realized gain -- Class A                            --                --                --                --
  Net investment income -- Class B                        --                --                --                --
  Net realized gain -- Class B                            --                --                --                --
  Net investment income -- Class C                        --                --                --                --
  Net realized gain -- Class C                            --                --                --                --
  Net investment income -- Class Z                        --                --              (151)              (19)
  Net realized gain -- Class Z                            --                --                --                --
                                              --------------    --------------    --------------    --------------
    Total Distribution to Shareholders                    --                --              (157)              (19)

SHARE TRANSACTIONS:
  Subscriptions -- Class A                            17,327            60,457               821             2,350
  Distributions reinvested -- Class A                     --                --                 5                --
  Redemptions -- Class A                             (12,605)          (23,188)             (380)           (3,212)
                                              --------------    --------------    --------------    --------------
  Net Increase (Decrease) -- Class A                   4,722            37,269               446              (862)

  Subscriptions -- Class B                             3,084            19,327               762             1,577
  Distributions reinvested -- Class B                     --                --                --                --
  Redemptions -- Class B                              (5,153)           (8,053)             (239)             (989)
                                              --------------    --------------    --------------    --------------
  Net Increase (Decrease) -- Class B                  (2,069)           11,274               523               588

  Subscriptions -- Class C                             3,376            13,056               445             3,211
  Distributions reinvested -- Class C                     --                --                --                --
  Redemptions -- Class C                              (3,355)           (4,575)           (2,222)           (3,564)
                                              --------------    --------------    --------------    --------------
  Net Increase (Decrease) -- Class C                      21             8,481            (1,777)             (353)

  Subscriptions -- Class Z                           116,241           221,496             2,488            23,389
  Distributions reinvested -- Class Z                     --                --               146                18
  Redemptions -- Class Z                            (111,417)          (83,975)           (3,534)          (25,393)
                                              --------------    --------------    --------------    --------------
  Net Increase (Decrease) -- Class Z                   4,824           137,521              (900)           (1,986)
                                              --------------    --------------    --------------    --------------
      Net Increase (Decrease) from
       Share Transactions                              7,498           194,545            (1,708)           (2,613)
                                              --------------    --------------    --------------    --------------
Redemption Fees                                           --                --                 2                39
                                              --------------    --------------    --------------    --------------
Total Increase in Net Assets                          74,642           369,751             1,296            10,054

NET ASSETS:
Beginning of period                                  693,274           323,523            43,406            33,352
                                              --------------    --------------    --------------    --------------
End of period                                 $      767,916    $      693,274    $       44,702    $       43,406
                                              ==============    ==============    ==============    ==============
UNDISTRIBUTED NET INVESTMENT INCOME
  (ACCUMULATED NET INVESTMENT LOSS)           $       (3,256)   $           92    $           41    $          142
                                              ==============    ==============    ==============    ==============




                                                          COLUMBIA
                                                        ACORN SELECT
                                               (UNAUDITED)
                                                SIX MONTHS        YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS             ENDED JUNE 30,     DECEMBER 31,
---------------------------------             --------------    --------------
(IN THOUSANDS)                                     2004              2003
OPERATIONS:
Net investment income (loss)                  $       (4,232)   $       (4,419)
Net realized gain (loss) on investments
  and foreign currency transactions                   47,083             8,643
Net change in net unrealized appreciation
  (depreciation) of investments and foreign
  currency transactions                               16,432            95,023
                                              --------------    --------------
    Net Increase from Operations                      59,283            99,247

DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income -- Class A                        --                --
  Net realized gain -- Class A                            --            (1,172)
  Net investment income -- Class B                        --                --
  Net realized gain -- Class B                            --              (563)
  Net investment income -- Class C                        --                --
  Net realized gain -- Class C                            --              (301)
  Net investment income -- Class Z                        --                --
  Net realized gain -- Class Z                            --            (2,145)
                                              --------------    --------------
    Total Distribution to Shareholders                    --            (4,181)

SHARE TRANSACTIONS:
  Subscriptions -- Class A                           147,794           237,520
  Distributions reinvested -- Class A                     --             1,096
  Redemptions -- Class A                             (50,572)          (30,378)
                                              --------------    --------------
  Net Increase (Decrease) -- Class A                  97,222           208,238

  Subscriptions -- Class B                            39,146            78,641
  Distributions reinvested -- Class B                     --               507
  Redemptions -- Class B                              (9,370)           (9,321)
                                              --------------    --------------
  Net Increase (Decrease) -- Class B                  29,776            69,827

  Subscriptions -- Class C                            28,340            50,838
  Distributions reinvested -- Class C                     --               257
  Redemptions -- Class C                              (7,816)           (4,391)
                                              --------------    --------------
  Net Increase (Decrease) -- Class C                  20,524            46,704

  Subscriptions -- Class Z                           110,515           301,467
  Distributions reinvested -- Class Z                     --             1,920
  Redemptions -- Class Z                             (68,958)         (150,913)
                                              --------------    --------------
  Net Increase (Decrease) -- Class Z                  41,557           152,474
                                              --------------    --------------
      Net Increase (Decrease) from
       Share Transactions                            189,079           477,243
                                              --------------    --------------
Redemption Fees                                           --                --
                                              --------------    --------------
Total Increase in Net Assets                         248,362           572,309

NET ASSETS:
Beginning of period                                  740,619           168,310
                                              --------------    --------------
End of period                                 $      988,981    $      740,619
                                              ==============    ==============
UNDISTRIBUTED NET INVESTMENT INCOME
  (ACCUMULATED NET INVESTMENT LOSS)           $       (4,253)   $          (21)
                                              ==============    ==============


See accompanying notes to financial statements.

1-800-922-6769

                                  56-57 Spread

COLUMBIA ACORN FAMILY OF FUNDS
    >STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED



                                                          COLUMBIA                         COLUMBIA ACORN
                                                         ACORN FUND                        INTERNATIONAL
                                               (UNAUDITED)                         (UNAUDITED)
                                                SIX MONTHS        YEAR ENDED        SIX MONTHS        YEAR ENDED
CHANGES IN SHARES OF BENEFICIAL INTEREST:     ENDED JUNE 30,     DECEMBER 31,     ENDED JUNE 30,     DECEMBER 31,
----------------------------------------      --------------    --------------    --------------    --------------
(IN THOUSANDS)                                     2004              2003              2004              2003
Subscriptions -- Class A                              16,980            56,202               396             2,734
Shares issued in reinvestment and capital
  gains -- Class A                                       105                73                13                 5
Less shares redeemed -- Class A                      (10,239)          (14,204)             (462)           (2,590)
                                              --------------    --------------    --------------    --------------
  Net Increase (Decrease) -- Class A                   6,846            42,071               (53)              149

Subscriptions -- Class B                               2,448            20,371               252               653
Shares issued in reinvestment and capital
  gains -- Class B                                        63                48                 3                --
Less shares redeemed -- Class B                       (3,332)           (5,154)             (164)             (343)
                                              --------------    --------------    --------------    --------------
  Net Increase (Decrease) -- Class B                    (821)           15,265                91               310

Subscriptions -- Class C                               3,397            20,690               173               911
Shares issued in reinvestment and capital
  gains -- Class C                                        43                32                 2                --
Less shares redeemed -- Class C                       (3,096)           (4,207)             (166)             (833)
                                              --------------    --------------    --------------    --------------
  Net Increase (Decrease) -- Class C                     344            16,515                 9                78

Subscriptions -- Class Z                              36,993            89,984             4,001            13,104
Shares issued in reinvestment and capital
  gains -- Class Z                                       327               249               625               313
Less shares redeemed -- Class Z                      (37,398)          (36,502)           (7,872)          (25,027)
                                              --------------    --------------    --------------    --------------
  Net Increase (Decrease) -- Class Z                     (78)           53,731            (3,246)          (11,610)
                                              --------------    --------------    --------------    --------------
Net Increase (Decrease) in Shares of
  Beneficial Interest                                  6,291           127,582            (3,199)          (11,073)
                                              --------------    --------------    --------------    --------------




                                                          COLUMBIA                         COLUMBIA ACORN
                                                         ACORN USA                       INTERNATIONAL SELECT
                                               (UNAUDITED)                         (UNAUDITED)
                                                SIX MONTHS        YEAR ENDED        SIX MONTHS        YEAR ENDED
CHANGES IN SHARES OF BENEFICIAL INTEREST:     ENDED JUNE 30,     DECEMBER 31,     ENDED JUNE 30,     DECEMBER 31,
----------------------------------------      --------------    --------------    --------------    --------------
(IN THOUSANDS)                                     2004              2003              2004              2003
Subscriptions -- Class A                                 795             3,345                54               216
Shares issued in reinvestment and capital
  gains -- Class A                                        --                --                --                --
Less shares redeemed -- Class A                         (579)           (1,309)              (25)             (294)
                                              --------------    --------------    --------------    --------------
  Net Increase (Decrease) -- Class A                     216             2,036                29               (78)

Subscriptions -- Class B                                 144             1,087                52               137
Shares issued in reinvestment and capital
  gains -- Class B                                        --                --                --                --
Less shares redeemed -- Class B                         (241)             (512)              (16)              (95)
                                              --------------    --------------    --------------    --------------
  Net Increase (Decrease) -- Class B                     (97)              575                36                42

Subscriptions -- Class C                                 158               724                30               311
Shares issued in reinvestment and capital
  gains -- Class C                                        --                --                --                --
Less shares redeemed -- Class C                         (157)             (279)             (153)             (339)
                                              --------------    --------------    --------------    --------------
  Net Increase (Decrease) -- Class C                       1               445              (123)              (28)

Subscriptions -- Class Z                               5,262            12,184               163             2,239
Shares issued in reinvestment and capital
  gains -- Class Z                                        --                --                10                 2
Less shares redeemed -- Class Z                       (5,074)           (4,772)             (233)           (2,435)
                                              --------------    --------------    --------------    --------------
  Net Increase (Decrease) -- Class Z                     188             7,412               (60)             (194)
                                              --------------    --------------    --------------    --------------
Net Increase (Decrease) in Shares of
  Beneficial Interest                                    308            10,468              (118)             (258)
                                              --------------    --------------    --------------    --------------




                                                          COLUMBIA
                                                        ACORN SELECT
                                               (UNAUDITED)
                                                SIX MONTHS        YEAR ENDED
CHANGES IN SHARES OF BENEFICIAL INTEREST:     ENDED JUNE 30,     DECEMBER 31,
----------------------------------------      --------------    --------------
(IN THOUSANDS)                                     2004              2003
Subscriptions -- Class A                               7,899            14,227
Shares issued in reinvestment and capital
  gains -- Class A                                        --                63
Less shares redeemed -- Class A                       (2,702)           (1,869)
                                              --------------    --------------
  Net Increase (Decrease) -- Class A                   5,197            12,421

Subscriptions -- Class B                               2,138             4,854
Shares issued in reinvestment and capital
  gains -- Class B                                        --                30
Less shares redeemed -- Class B                         (512)             (601)
                                              --------------    --------------
  Net Increase (Decrease) -- Class B                   1,626             4,283

Subscriptions -- Class C                               1,549             3,102
Shares issued in reinvestment and capital
  gains -- Class C                                        --                15
Less shares redeemed -- Class C                         (428)             (271)
                                              --------------    --------------
  Net Increase (Decrease) -- Class C                   1,121             2,846

Subscriptions -- Class Z                               5,839            18,117
Shares issued in reinvestment and capital
  gains -- Class Z                                        --               108
Less shares redeemed -- Class Z                       (3,641)           (8,676)
                                              --------------    --------------
  Net Increase (Decrease) -- Class Z                   2,198             9,549
                                              --------------    --------------
Net Increase (Decrease) in Shares of
  Beneficial Interest                                10,142            29,099
                                              --------------    --------------


See accompanying notes to financial statements.

1-800-922-6769

                                  58-59 Spread

COLUMBIA ACORN FAMILY OF FUNDS
    >FINANCIAL HIGHLIGHTS



                                                                    (UNAUDITED)
                                                                     SIX MONTHS
COLUMBIA ACORN FUND                                  CLASS Z       ENDED JUNE 30,
-------------------                                -----------     --------------           -----------
SELECTED DATA FOR A SHARE OUTSTANDING
   THROUGHOUT EACH PERIOD                                               2004                   2003
NET ASSET VALUE, BEGINNING OF PERIOD                               $        22.56           $     15.50
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                                    0.04                  0.03
Net realized and unrealized gain (loss)                                      1.99                  7.05
                                                                   --------------           -----------
    Total from Investment Operations                                         2.03                  7.08
                                                                   --------------           -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                     --                    --
From net realized gains                                                     (0.03)                (0.02)
                                                                   --------------           -----------
    Total Distributions Declared to Shareholders                            (0.03)                (0.02)
                                                                   ==============           ===========
NET ASSET VALUE, END OF PERIOD                                     $        24.56           $     22.56
                                                                   ==============           ===========
Total Return (b)                                                             8.99%(c)(d)          45.68%
                                                                   ==============           ===========
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                                 0.79%(f)              0.80%
Net investment income (e)                                                    0.35%(f)              0.17%
Reimbursement                                                                0.01%(f)                --
Portfolio turnover rate                                                        11%(d)                10%
Net assets at end of period (in millions)                          $        7,687           $     7,065




COLUMBIA ACORN FUND                                   YEARS ENDED DECEMBER 31,
-------------------                                ------------------------------           -----------     -----------
SELECTED DATA FOR A SHARE OUTSTANDING
   THROUGHOUT EACH PERIOD                             2002             2001                    2000            1999
NET ASSET VALUE, BEGINNING OF PERIOD               $     17.88     $        17.21           $     18.53     $     16.85
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                 0.02               0.05                  0.10            0.09
Net realized and unrealized gain (loss)                  (2.40)              1.01                  1.55            5.22
                                                   -----------     --------------           -----------     -----------
    Total from Investment Operations                     (2.38)              1.06                  1.65            5.31
                                                   -----------     --------------           -----------     -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                  --              (0.04)                (0.11)          (0.09)
From net realized gains                                     --              (0.35)                (2.86)          (3.54)
                                                   -----------     --------------           -----------     -----------
    Total Distributions Declared to Shareholders            --              (0.39)                (2.97)          (3.63)
                                                   ===========     ==============           ===========     ===========
NET ASSET VALUE, END OF PERIOD                     $     15.50     $        17.88           $     17.21     $     18.53
                                                   ===========     ==============           ===========     ===========
Total Return (b)                                        (13.31)%             6.14%                10.06%          33.40%
                                                   ===========     ==============           ===========     ===========
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                              0.82%              0.82%                 0.83%           0.85%
Net investment income (e)                                 0.15%              0.28%                 0.55%           0.49%
Reimbursement                                               --                 --                    --              --
Portfolio turnover rate                                     13%                20%                   29%             34%
Net assets at end of period (IN MILLIONS)          $     4,022     $        4,220           $     3,983     $     3,921


(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from custody fees paid indirectly had no impact.

(f)  Annualized.



                                                                    (UNAUDITED)
                                                                     SIX MONTHS
COLUMBIA ACORN INTERNATIONAL                         CLASS Z       ENDED JUNE 30,
----------------------------                       -----------     --------------           -----------
SELECTED DATA FOR A SHARE OUTSTANDING
   THROUGHOUT EACH PERIOD                                               2004                   2003
NET ASSET VALUE, BEGINNING OF PERIOD                               $        22.66           $     15.40
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                                    0.20                  0.21
Net realized and unrealized gain (loss)                                      1.78                  7.13
                                                                   --------------           -----------
    Total from Investment Operations                                         1.98                  7.34
                                                                   --------------           -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                  (0.25)                (0.08)
From net realized gains                                                        --                    --
                                                                   --------------           -----------
    Total Distributions Declared to Shareholders                            (0.25)                (0.08)
                                                                   ==============           ===========
NET ASSET VALUE, END OF PERIOD                                     $        24.39           $     22.66
                                                                   ==============           ===========
Total Return (b)                                                             8.78%(c)(d)          47.80%
                                                                   ==============           ===========
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                                 1.03%(f)              1.05%
Net investment income (e)                                                    1.72%(f)              1.19%
Reimbursement                                                                0.01%(f)                --
Portfolio turnover rate                                                        25%(d)                40%
Net assets at end of period (IN MILLIONS)                          $        1,602           $     1,563




COLUMBIA ACORN INTERNATIONAL                          YEARS ENDED DECEMBER 31,
----------------------------                       ------------------------------           -----------     -----------
SELECTED DATA FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD                               2002              2001                   2000            1999
NET ASSET VALUE, BEGINNING OF PERIOD               $     18.47     $        23.85           $     35.33     $     20.82
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                 0.14               0.12                  0.01            0.83
Net realized and unrealized gain (loss)                  (3.10)             (5.11)                (6.73)          15.45
                                                   -----------     --------------           -----------     -----------
    Total from Investment Operations                     (2.96)             (4.99)                (6.72)          16.28
                                                   -----------     --------------           -----------     -----------
Less Distributions Declared to Shareholders
From net investment income                               (0.11)                --                 (0.66)          (0.22)
From net realized gains                                     --              (0.39)                (4.10)          (1.55)
                                                   -----------     --------------           -----------     -----------
    Total Distributions Declared to Shareholders         (0.11)             (0.39)                (4.76)          (1.77)
                                                   ===========     ==============           ===========     ===========
NET ASSET VALUE, END OF PERIOD                     $     15.40     $        18.47           $     23.85     $     35.33
                                                   ===========     ==============           ===========     ===========
Total Return (b)                                        (16.10)%           (21.11)%              (20.02)%         79.20%
                                                   ===========     ==============           ===========     ===========
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                              1.06%              1.06%                 1.05%           1.11%
Net investment income (e)                                 0.80%              0.62%                 0.02%           0.12%
Reimbursement                                               --                 --                    --              --
Portfolio turnover rate                                     52%                45%                   63%             46%
Net assets at end of period (IN MILLIONS)          $     1,241     $        1,613           $     2,459     $     2,868


(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from custody fees paid indirectly had no impact.

(f)  Annualized.



                                                                    (UNAUDITED)
                                                                     SIX MONTHS
COLUMBIA ACORN USA                                   CLASS Z       ENDED JUNE 30,
------------------                                 -----------     --------------           -----------
SELECTED DATA FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD                                                  2004                   2003
NET ASSET VALUE, BEGINNING OF PERIOD                               $        21.01           $     14.28
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)                                            (0.08)                (0.13)
Net realized and unrealized gain (loss)                                      2.15                  6.86
                                                                   --------------           -----------
    Total from Investment Operations                                         2.07                  6.73
                                                                   --------------           -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                     --                    --
From net realized gains                                                        --                    --
                                                                   --------------           -----------
    Total Distributions Declared to Shareholders                               --                    --
                                                                   ==============           ===========
NET ASSET VALUE, END OF PERIOD                                     $        23.08           $     21.01
                                                                   ==============           ===========
Total Return (c)                                                             9.85%(d)(e)          47.13%
                                                                   ==============           ===========
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                                 1.06%(g)              1.11%
Net investment income (loss) (f)                                            (0.69)%(g)            (0.72)%
Reimbursement                                                                0.01%(g)                --
Portfolio turnover rate                                                        11%(e)                 7%
Net assets at end of period (IN MILLIONS)                          $          556           $       502




COLUMBIA ACORN USA                                    YEARS ENDED DECEMBER 31,
------------------                                 ------------------------------           -----------     -----------
SELECTED DATA FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD                                2002              2001                   2000            1999

NET ASSET VALUE, BEGINNING OF PERIOD               $     17.52     $        14.90           $     16.75     $     14.80
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)                         (0.10)             (0.08)                (0.05)           0.00(b)
Net realized and unrealized gain (loss)                  (3.14)              2.94                 (1.48)           3.32
                                                   -----------     --------------           -----------     -----------
    Total from Investment Operations                     (3.24)              2.86                 (1.53)           3.32
                                                   -----------     --------------           -----------     -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                  --                 --                 (0.00)(b)          --
From net realized gains                                     --              (0.24)                (0.32)          (1.37)
                                                   -----------     --------------           -----------     -----------
    Total Distributions Declared to Shareholders            --              (0.24)                (0.32)          (1.37)
                                                   ===========     ==============           ===========     ===========
NET ASSET VALUE, END OF PERIOD                     $     14.28     $        17.52           $     14.90     $     16.75
                                                   ===========     ==============           ===========     ===========
Total Return (c)                                        (18.49)%            19.25%                (8.99)%         23.00%
                                                   ===========     ==============           ===========     ===========
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                              1.17%              1.17%                 1.15%           1.15%
Net investment income (loss) (f)                         (0.64)%            (0.46)%               (0.32)%          0.00%(h)
Reimbursement                                               --                 --                    --              --
Portfolio turnover rate                                     31%                24%                   45%             49%
Net assets at end of period (IN MILLIONS)          $       235     $          229           $       222     $       371


(a) Per share data was calculated using average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody fees paid indirectly had no impact.
(g)  Annualized.

(h)  Rounds to less than 0.01%.

See accompanying notes to financial statements.

1-800-922-6769

                                  60-61 Spread

COLUMBIA ACORN FAMILY OF FUNDS
    >FINANCIAL HIGHLIGHTS



                                                                   (UNAUDITED)
                                                                    SIX MONTHS
COLUMBIA ACORN INTERNATIONAL SELECT                  CLASS Z      ENDED JUNE 30,
-----------------------------------                -----------    --------------            -----------
SELECTED DATA FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD                                                2004                     2003
NET ASSET VALUE, BEGINNING OF PERIOD                              $        14.58            $     10.29
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)                                            0.03                   0.06
Net realized and unrealized gain (loss)                                     1.09                   4.24
                                                                  --------------            -----------
    Total from Investment Operations                                        1.12                   4.30
                                                                  --------------            -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                 (0.07)                 (0.01)
From net realized gains                                                       --                     --
                                                                  --------------            -----------
    Total Distributions Declared to Shareholders                           (0.07)                 (0.01)
                                                                  ==============            ===========
NET ASSET VALUE, END OF PERIOD                                    $        15.63            $     14.58
                                                                  ==============            ===========
Total Return (b)                                                            7.68%(c)(d)           41.79%(c)
                                                                  ==============            ===========
RATIOS TO AVERAGE NET ASSETS
Expenses                                                                    1.45%(e)(f)            1.45%(e)
Net investment income (loss)                                                0.42%(e)(f)            0.56%(e)
Reimbursement                                                               0.21%(f)               0.42%
Portfolio turnover rate                                                       46%(d)                 69%
Net assets at end of period (IN MILLIONS)                         $           35            $        34




COLUMBIA ACORN INTERNATIONAL SELECT                    YEARS ENDED DECEMBER 31,
-----------------------------------                ---------------------------------           -----------        -----------
SELECTED DATA FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD                                2002                 2001                   2000               1999
NET ASSET VALUE, BEGINNING OF PERIOD               $     12.09        $        17.15           $     19.93        $     11.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)                          0.03                 (0.05)                (0.11)             (0.02)
Net realized and unrealized gain (loss)                  (1.83)                (4.92)                (2.53)              8.98
                                                   -----------        --------------           -----------        -----------
    Total from Investment Operations                     (1.80)                (4.97)                (2.64)              8.96
                                                   -----------        --------------           -----------        -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                  --                 (0.01)                (0.04)                --
From net realized gains                                     --                 (0.08)                (0.10)             (0.03)
                                                   -----------        --------------           -----------        -----------
    Total Distributions Declared to Shareholders            --                 (0.09)                (0.14)             (0.03)
                                                   ===========        ==============           ===========        ===========
NET ASSET VALUE, END OF PERIOD                     $     10.29        $        12.09           $     17.15        $     19.93
                                                   ===========        ==============           ===========        ===========
Total Return (b)                                        (14.89)%(c)           (29.05)%(c)           (13.35)%            81.60%(c)
                                                   ===========        ==============           ===========        ===========
RATIOS TO AVERAGE NET ASSETS
Expenses                                                  1.45%(e)              1.45%(e)              1.33%(e)           1.48%(g)
Net investment income (loss)                              0.26%(e)             (0.32)%(e)            (0.42)%(e)         (0.17)%(g)
Reimbursement                                             0.33%                 0.01%                   --               0.09%
Portfolio turnover rate                                    102%                   82%                   79%                60%
Net assets at end of period (IN MILLIONS)          $        26        $           37           $       130        $       107


(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from custody fees paid indirectly had no impact.

(f)  Annualized.

(g) In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets and net investment loss to average daily net assets net of custody fees paid indirectly would have been 1.45% and (0.14)%, respectively for the year ended December 31, 1999.



                                                                     (UNAUDITED)
                                                                      SIX MONTHS
COLUMBIA ACORN SELECT                                CLASS Z        ENDED JUNE 30,
---------------------                              -----------      --------------           -----------
SELECTED DATA FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD                                                   2004                   2003
NET ASSET VALUE, BEGINNING OF PERIOD                                $        18.20           $     14.04
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                                                      (0.05)                (0.10)
Net realized and unrealized gain (loss)                                       1.40                  4.39
                                                                    --------------           -----------
    Total from Investment Operations                                          1.35                  4.29
                                                                    --------------           -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                      --                    --
From net realized gains                                                         --                 (0.13)
                                                                    --------------           -----------
    Total Distributions Declared to Shareholders                                --                 (0.13)
                                                                    ==============           ===========
NET ASSET VALUE, END OF PERIOD                                      $        19.55           $     18.20
                                                                    ==============           ===========
Total Return (b)                                                              7.42%(c)(d)          30.61%
                                                                    ==============           ===========
RATIOS TO AVERAGE NET ASSETS
Expenses                                                                      1.10%(e)(f)           1.12%(e)
Net investment loss                                                          (0.50)%(e)(f)         (0.63)%(e)
Reimbursement                                                                 0.01%(f)                --
Portfolio turnover rate                                                         19%(d)                16%
Net assets at end of period (IN MILLIONS)                           $          358           $       294




COLUMBIA ACORN SELECT                                 YEARS ENDED DECEMBER 31,
---------------------                              -------------------------------           ----------         -----------
SELECTED DATA FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD                                2002               2001                   2000               1999
NET ASSET VALUE, BEGINNING OF PERIOD               $     15.23      $        14.13           $     13.70        $     10.71
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                                  (0.10)              (0.05)                (0.07)             (0.08)
Net realized and unrealized gain (loss)                  (1.09)               1.18                  1.59               3.21
                                                   -----------      --------------           -----------        -----------
    Total from Investment Operations                     (1.19)               1.13                  1.52               3.13
                                                   -----------      --------------           -----------        -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                  --                  --                 (0.01)                --
From net realized gains                                     --               (0.03)                (1.08)             (0.14)
                                                   -----------      --------------           -----------        -----------
    Total Distributions Declared to Shareholders            --               (0.03)                (1.09)             (0.14)
                                                   ===========      ==============           ===========        ===========
NET ASSET VALUE, END OF PERIOD                     $     14.04      $        15.23           $     14.13        $     13.70
                                                   ===========      ==============           ===========        ===========
Total Return (b)                                         (7.81)%(c)           8.00%(c)             11.68%             29.30%(c)
                                                   ===========      ==============           ===========        ===========
RATIOS TO AVERAGE NET ASSETS
Expenses                                                  1.26%(e)            1.35%                 1.34%(g)           1.37%(g)
Net investment loss                                      (0.67)%(e)          (0.44)%               (0.52)%(g)         (0.62)%(g)
Reimbursement                                             0.01%               0.03%                   --               0.04%
Portfolio turnover rate                                     40%                 82%                  116%               101%
Net assets at end of period (IN MILLIONS)          $        93      $           70           $        67        $        68


(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from custody fees paid indirectly had no impact.

(f)  Annualized.

(g) In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets and net investment loss to average daily net assets net of custody fees paid indirectly would have been 1.32% and (0.50)%, respectively for the year ended December 31, 2000 and 1.35% and (0.60)%, respectively for the year ended December 31, 1999.

                See accompanying notes to financial statements.

1-800-922-6769

                                  62-63 Spread

COLUMBIA ACORN FAMILY OF FUNDS
    >NOTES TO FINANCIAL STATEMENTS, (UNAUDITED)

1.  Nature of Operations

Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn USA, Columbia Acorn International Select and Columbia Acorn Select (the "Funds") are series of Columbia Acorn Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The investment objective of each Fund is to seek long-term growth of capital. The Funds may issue an unlimited number of shares. The Funds offer four classes of shares: Class A, Class B, Class C and Class Z.

    Class A shares are sold with a front-end sales charge. A contingent deferred sales charge ("CDSC") is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million.

    Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares are purchased.

    Class C shares are subject to a CDSC on redemptions made within one year after purchase.

    Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares. Generally, you may exchange your Class Z or Class A shares of the Fund for shares of another fund at no additional charge. However, if you exchange Class Z shares of Columbia Acorn International or Columbia Acorn International Select that you have owned 60 days or less for Class Z shares of a fund distributed by Columbia Funds Distributor, Inc., that does not have a redemption fee (including Columbia Acorn Fund, Columbia Acorn USA and Columbia Acorn Select), the Fund will charge you a redemption fee of 2% of the redemption proceeds. Exchanges between Columbia Acorn International and Columbia Acorn International Select (or a fund distributed by Columbia Funds Distributor, Inc. that has a redemption fee) will not be subject to the 2% redemption fee. In addition, if you redeem shares of Columbia Acorn International of Columbia Acorn International Select that you have owned 60 days or less, the Fund will charge you a redemption fee of 2% of redemption proceeds, with certain exceptions. See "Fund Policy on Trading of Fund Shares and Redemption Fees" as disclosed within the Funds' prospectus for more information.

    The financial highlights for Class A, Class B and Class C shares are presented in a separate semi-annual report. The semi-annual financial statements for the Columbia Thermostat Fund, another Fund of the Trust, begin on page 70 of this report.

    Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of the relative net assets of all classes, except each class bears certain expenses unique to that class such as distribution services, transfer agent, and certain other class specific expenses. Differences in class expenses may result in payment of different dividend distributions for each class. All the share classes of the Trust have equal rights with respect to voting subject to class specific arrangements.

2.  Significant Accounting Policies
      >Security valuation

Securities of the Funds are valued at marked value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximate fair value. Securities for which quotations are not available are valued at a fair value as determined in good faith by the Board of Trustees. The Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a "fair value", that value is likely to be different from the last quoted market price for the security.

      >Repurchase agreements

The Funds may engage in repurchase agreement transactions. The Funds, through their custodians, receive delivery of underlying securities collateralizing repurchase agreements. The Funds' investment advisor determines that the

1-800-922-6769
value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      >Foreign currency translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

      >Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts on short-term debt obligations and long-term debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are reported on an identified cost basis.

    Awards from class action litigation may be recorded as a reduction of cost. If the Funds no longer own the applicable securities, the proceeds are recorded as realized gains.

    The Funds estimate components of distributions from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Results of operations for the year reflect a change in estimate of these components using more current tax reporting received from REIT investments. The change in estimate had no impact on each of the Fund's net assets.

      >Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

      >Financial instruments

Each Fund may purchase or sell exchange-traded financial futures contracts, which are contracts that obligate that Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Gains and losses are reflected as "Net Realized Gain
(Loss) on Futures" in the Statements of Operations. Additionally, each Fund, except for Columbia Acorn USA and Columbia Acorn Select, may engage in portfolio hedging with respect to changes in foreign currency exchange rates by entering into forward foreign currency contracts to purchase or sell foreign currencies. The Statements of Operations reflect gains and losses as realized for closed forward foreign currency contracts and unrealized for open contracts. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

    None of the Funds entered into any futures contracts or forward foreign currency contracts during the six months ended June 30, 2004.

      >Fund share valuation

Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading. All income, expenses (other than the Class A, Class B and Class C 12b-1 service and distribution fees, and Class A, Class B, Class C and Class Z shares Transfer Agent fees) and realized and unrealized gains (losses) of a fund are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Redemption fees are allocated to paid-in-capital of each class proportionately for the purposes of determining net asset value of each class.

      >Custody fees

Custody fees are reduced based on each Fund's cash balances maintained with the custodian. The amount is disclosed as a reduction of total expenses in the Statement of Operations.

      >Federal income taxes

The Funds have complied with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distribute all their taxable income, as well as any net realized gain on sales of investments and foreign currency transactions

COLUMBIA ACORN FAMILY OF FUNDS
      >NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

      >Foreign capital gains taxes

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 30%. The Funds accrue for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

      >Distributions to Shareholders

Distributions to shareholders are recorded on the ex-date.

3.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2003 was as follows:

                                                                  LONG-
                                                                  TERM
                                               ORDINARY          CAPITAL
DECEMBER 31, 2003                               INCOME            GAINS
----------------------------------------------------------------------------
(IN THOUSANDS)
Columbia Acorn Fund                          $          --    $        9,917
Columbia Acorn International                         5,935                --
Columbia Acorn USA                                      --                --
Columbia Acorn International Select                     19                --
Columbia Acorn Select                                  736             3,445

For the year ended December 31, 2003, the following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

YEAR OF                                     COLUMBIA ACORN    COLUMBIA ACORN
EXPIRATION                                  INTERNATIONAL          USA
----------------------------------------------------------------------------
(IN THOUSANDS)
2009                                        $      111,479    $        3,035
2010                                                76,335            10,064
2011                                                48,476                --
----------------------------------------------------------------------------
TOTAL                                       $      236,290    $       13,099

                                                              COLUMBIA ACORN
YEAR OF                                                       INTERNATIONAL
EXPIRATION                                                        SELECT
----------------------------------------------------------------------------
(IN THOUSANDS)
2009                                                          $       23,084
2010                                                                  12,528
2011                                                                   2,488
----------------------------------------------------------------------------
TOTAL                                                         $       38,100

Columbia Acorn Fund and Columbia Acorn International have elected to mark-to-market their investments in Passive Foreign Investment Companies ("PFIC's") for federal income tax purposes. Gains and losses relating to PFIC's are treated as ordinary income for federal income tax purposes. A summary of transactions relating to PFIC's is as follows (in thousands):

COLUMBIA ACORN FUND
----------------------------------------------------------------------------
Cumulative unrealized appreciation
on PFIC's recognized in prior years
at December 31, 2002                                             $       409

Unrealized appreciation (depreciation)
on PFIC's recognized for federal income
tax purposes during 2003                                                  --

Unrealized appreciation recognized in
prior years on PFIC's sold during 2003                                  (409)
                                                                 -----------
Cumulative unrealized appreciation on
PFIC's carried forward at December 31, 2003                      $        --
                                                                 -----------

COLUMBIA ACORN INTERNATIONAL
----------------------------------------------------------------------------
Cumulative unrealized appreciation
on PFIC's recognized in prior years
at December 31, 2002                                             $     7,225

Unrealized appreciation (depreciation)
on PFIC's recognized for federal income
tax purposes during 2003                                               1,215

Unrealized appreciation recognized in
prior years on PFIC's sold during 2003                                (7,225)
                                                                 -----------
Cumulative unrealized appreciation on
PFIC's carried forward at December 31, 2003                      $     1,215
                                                                 -----------

4.  Transactions with Affiliates

Columbia Wanger Asset Management, L.P. ("Columbia WAM"), an indirect wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly-owned subsidiary of Bank of America Corporation ("BOA"), furnishes continuing investment supervision to the Funds and is responsible for the overall management of the Funds' business affairs. Prior to April 1, 2004, Columbia Management Group, Inc. was a wholly-owned subsidiary of Fleet National Bank, which in turn was a wholly-owned subsidiary of FleetBoston Financial Corporation ("Fleet"). On April 1, 2004, Fleet was acquired by BOA.

    Under the Funds' investment management agreement, fees are accrued daily and paid monthly to Columbia WAM at the annual rates shown in the table below for each fund.

COLUMBIA ACORN FUND
----------------------------------------------------------------------------
Net asset value:
On the first $700 million                                              0.75%
Next $1.3 billion                                                      0.70%
Net assets in excess of $2 billion                                     0.65%

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                                       66

COLUMBIA ACORN INTERNATIONAL
----------------------------------------------------------------------------
Net asset value:
On the first $100 million                                              1.20%
Next $400 million                                                      0.95%
Net assets in excess of $500 million                                   0.75%

COLUMBIA ACORN USA
----------------------------------------------------------------------------
Net asset value:
On the first $200 million                                              0.95%
Net assets in excess of $200 million                                   0.90%

COLUMBIA ACORN INTERNATIONAL SELECT
----------------------------------------------------------------------------
On average daily net assets:                                           0.95%

COLUMBIA ACORN SELECT
----------------------------------------------------------------------------
On average daily net assets:                                           0.90%

Effective August 1, 2004:
Net asset value:
On the first $700 million                                              0.90%
Net assets in excess of $700 million                                   0.85%

      >Expense Limit

Columbia WAM has voluntarily agreed to reimburse the ordinary operating expenses (exclusive of interest, taxes and extraordinary expenses, if any) exceeding 1.45% of the average annual net assets for Columbia Acorn International Select Class Z shares and 1.35% of the average annual net assets for Columbia Acorn Select Class Z shares.

    Columbia WAM also provides administrative services to each Fund at an annual rate of 0.05% of average daily net assets.

    Effective August 1, 2004 Columbia WAM will receive an administration fee from the Funds, based on the average daily net assets of the Trust, at the following annual rates:

COLUMBIA ACORN TRUST
----------------------------------------------------------------------------
Average daily net asset value:
On the first $8 billion                                                0.05%
Next $8 billion                                                        0.04%
Average daily net assets in excess of $16 billion                      0.03%

    Columbia Funds Distributor, Inc. ("CFDI"), an indirect wholly-owned subsidiary of BOA, is the Fund's principal underwriter and receives no compensation on the sale of Class Z shares.

    Each Fund has adopted a 12b-1 plan which requires it to pay CFDI a service and distribution fee on the net assets attributable to Class A, Class B and Class C shares.

    Columbia Funds Services, Inc. (the "Transfer Agent"), an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds and receives account charges plus reimbursement for out of pocket expenses.

    Certain officers and trustees of the Trust are also officers of Columbia WAM. The Trust makes no direct payments to its officers and trustees who are affiliated with Columbia WAM. Trustees' fees and expenses paid by the Funds for the six months ended June 30, 2004 were as follows, including each Fund's portion of a special payment to the chairman of the board of $25,000 for extraordinary time and effort spent on board matters during 2003:

----------------------------------------------------------------------------
(IN THOUSANDS)
Columbia Acorn Fund                                                     $209
Columbia Acorn International                                              34
Columbia Acorn USA                                                        13
Columbia Acorn International Select                                        3
Columbia Acorn Select                                                      8
============================================================================

    The Trust provides a deferred compensation plan for its trustees. Under that plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust and represent an unfunded obligation of the Trust. The value of amounts deferred is determined by reference to the change in value of Class Z shares of one or more series of the Trust or a money market fund as specified by the trustee. Benefits under the deferred compensation plan are payable upon retirement.

    An affiliate may include any company in which a fund owns five percent or more of its outstanding voting securities. On June 30, 2004, Columbia Acorn Fund and Columbia Acorn USA each held five percent or more of the outstanding voting securities of one or more companies. Details of investments in those affiliated companies are presented on pages 31 and 45, respectively.

    During the six months ended June 30, 2004, the Funds engaged in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Directors/Trustees, and/or common Officers. Those transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and were as follows:

FUNDS                                                PURCHASES       SALES
-----------------------------------                -----------     ---------
(IN THOUSANDS)
Columbia Acorn Fund                                  $  27,980      $    741
Columbia Acorn International                             3,657        13,528
Columbia Acorn USA                                          --         1,111
Columbia Acorn International Select                        608         4,794
Columbia Acorn Select                                       --            --

COLUMBIA ACORN FAMILY OF FUNDS
      >NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

5.  Borrowing Arrangements

The Trust participates in a $150 million credit facility, which was entered into to facilitate portfolio liquidity. No amounts have been borrowed under this facility for the six months ended June 30, 2004.

6.  Investment Transactions

The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 2004 were:

COLUMBIA ACORN FUND
----------------------------------------------------------------------------
(IN THOUSANDS)
Investment securities
  Purchases                                                       $1,694,313
  Proceeds from sales                                              1,235,992
============================================================================

COLUMBIA ACORN INTERNATIONAL
----------------------------------------------------------------------------
(IN THOUSANDS)
Investment securities
  Purchases                                                         $414,826
  Proceeds from sales                                                486,377
============================================================================

COLUMBIA ACORN USA
----------------------------------------------------------------------------
(IN THOUSANDS)
Investment securities
  Purchases                                                          $74,090
  Proceeds from sales                                                 78,807
============================================================================

COLUMBIA ACORN INTERNATIONAL SELECT
----------------------------------------------------------------------------
(IN THOUSANDS)
Investment securities
  Purchases                                                          $19,664
  Proceeds from sales                                                 20,833
============================================================================

COLUMBIA ACORN SELECT
----------------------------------------------------------------------------
(IN THOUSANDS)
Investment securities
  Purchases                                                         $296,012
  Proceeds from sales                                                153,883
============================================================================

7.  Legal Proceedings

The Securities and Exchange Commission (the "SEC"), the New York Attorney General (the "NYAG") and various other regulatory authorities are investigating late trading and market timing in mutual fund shares, and have sent information requests and subpoenas to certain affiliates of Columbia Management Group, Inc. ("CMG") (collectively, "Columbia"). These affiliates include CFDI, Columbia Management Advisors, Inc. ("CMA"), and Columbia WAM. CMA is the adviser to the Columbia Family of Funds, but is not the adviser to the Columbia Acorn Family of Funds. Columbia has not uncovered any instances where any of its affiliates were knowingly involved in late trading of mutual fund shares.

    On February 24, 2004, the SEC filed a civil complaint in the United States District Court for the District of Massachusetts against CFDI and CMA, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the NYAG filed a civil complaint in New York Supreme Court, County of New York against CFDI and CMA alleging that CFDI and CMA had violated certain New York anti-fraud statutes. Both complaints are based on arrangements between 1998 and 2003 with nine investors for the trading of mutual fund shares. Neither complaint was filed against Columbia WAM nor the Columbia Acorn Family of Funds. However, the complaints against CFDI and CMA identified Columbia Acorn Fund, Columbia Acorn International and Columbia Acorn International Select as funds in which one or more of the nine investors invested. If either CFDI or CMA were unsuccessful in its defense of those proceedings, it could be barred from serving as a distributor or investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"), which could prevent CFDI from serving as the Funds' distributor and could affect the ability of an affiliated person of CFDI or CMA to serve as a distributor or investment adviser for any registered investment company. The Funds have been informed by CFDI that, in such a situation, it will seek exemptive relief from the SEC to permit it to continue to serve as the Funds' distributor. There is no assurance that such exemptive relief would be granted.

    On March 15, 2004, CFDI and CMA entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, CFDI and CMA agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring CFDI and CMA to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and fiduciary duties; and retention of an independent consultant to review CFDI's and CMA's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, Columbia has agreed to reduce mutual fund fees by $80 million over a five-year period.

1-800-922-6769

    The Trust and Columbia WAM are defendants in several derivative and class action lawsuits that allege, in summary, defendants permitted investors to engage in improper trading of shares of various funds in violation of certain federal and state laws. The Trust and Columbia WAM are also defendants in a class action lawsuit that alleges, in summary, that the Trust and Columbia WAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Fund's net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). All of these lawsuits have been transferred to a federal court in Maryland, where they will be consolidated with similar suits in a Multi-District Litigation proceeding.

    The Trust and Columbia WAM are defendants in a class action lawsuit in Illinois state court similar to the Fair Valuation Lawsuit. Lastly, Columbia WAM is also defendant in a lawsuit alleging that Columbia WAM used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Funds over other mutual funds to investors. The complaint alleges Columbia WAM breached certain common law duties and federal laws.

    The Trust and Columbia WAM intend to defend these suits vigorously. The Trust does not believe that the pending actions will have a material adverse effect on the financial statements of any Fund, and Columbia WAM does not believe that the pending actions will have a material adverse effect on its ability to perform under its contracts with the Funds.

    As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.

    In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or Fleet (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

    For the six months ended June 30, 2004, CMG has assumed consulting services and fees incurred by the Funds in connection with these matters as follows:

----------------------------------------------------------------------------
(IN THOUSANDS)
Columbia Acorn Fund                                                  $   135
Columbia Acorn International                                              20
Columbia Acorn USA                                                         8
Columbia Acorn International Select                                        1
Columbia Acorn Select                                                     10
============================================================================

COLUMBIA THERMOSTAT FUND
      >STATEMENT OF INVESTMENTS (UNAUDITED), JUNE 30, 2004

NUMBER OF SHARES
OR PRINCIPAL AMOUNT (000)                                        VALUE (000)
----------------------------------------------------------------------------

                 >BOND FUNDS: 49.8%

         5,107   Columbia Intermediate Bond Fund,
                 Class Z                                             $45,657
         2,604   Columbia Federal Securities Fund,
                 Class Z                                              27,416
         2,146   Columbia High Yield Fund, Class Z                    18,221
----------------------------------------------------------------------------
                 TOTAL BOND FUNDS (COST: $92,408)                     91,294

                 >STOCK FUNDS: 49.7%
         2,519   Columbia Growth Stock Fund,
                 Class Z (b)                                          22,745
         1,345   Columbia Growth & Income Fund,
                 Class Z                                              22,736
           746   Columbia Acorn Fund, Class Z                         18,320
           525   Columbia Mid-Cap Value Fund,
                 Class Z (b)                                          13,694
           699   Columbia Acorn Select, Class Z (b)                   13,670
----------------------------------------------------------------------------
                 TOTAL STOCK FUNDS (COST: $78,577)                    91,165

                 >SHORT-TERM OBLIGATIONS: 0.5%

      $  1,008   Repurchase Agreement with State
                    Street Bank & Trust, Co. Dated
                    6/30/04, Due 7/01/04 at 1.30%
                    Collateralized by Federal Home
                    Loan Mortgage Corporation,
                    Notes, Maturing 2/15/05, Market
                    Value $1,031 (Repurchase
                    proceeds: $1,008)                                  1,008
----------------------------------------------------------------------------
                 (Cost: $1,008)                                        1,008

                                                                 -----------
TOTAL INVESTMENTS: 100.0%                                            183,467
                 (Cost: $171,993) (a)

CASH AND OTHER ASSETS LESS LIABILITIES: (0.0%)                           (55)

                                                                 -----------
TOTAL NET ASSETS: 100%                                              $183,412
============================================================================

>Notes to Statement of Investments (in thousands)

(a) At June 30, 2004, for federal income tax purposes cost of investments was the same and net unrealized appreciation was $11,474 consisting of gross unrealized appreciation of $12,704 and gross unrealized depreciation of $1,230.

1-800-922-6769

COLUMBIA THERMOSTAT FUND
      >STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

JUNE 30, 2004
------------------------------------------------------------------------------
(IN THOUSANDS)

ASSETS
Investments, at value (cost: $171,993)                                $183,467

Receivable for:
    Investments sold                                                       463
    Fund shares sold                                                     1,023
    Dividends and interest                                                 347
Expense reimbursement due from Advisor                                      30
Other Assets                                                                 3
                                                              ----------------
    Total Assets                                                       185,333

LIABILITIES
Payable for:
    Investments purchased                                                  789
    Fund shares redeemed                                                   991
    Transfer agent fees                                                     16
    Custody fees                                                             4
    Registration & blue sky fees                                            14
    12b-1 Service & Distribution fees                                      100
    Legal & audit fees                                                       7
                                                              ----------------
    Total Liabilities                                                    1,921
                                                              ----------------
NET ASSETS                                                            $183,412
                                                              ================

COMPOSITION OF NET ASSETS
Paid in capital                                                       $170,738
Undistributed net investment income                                      1,244
Accumulated net realized loss                                              (44)
Net unrealized appreciation on investments                              11,474
                                                              ----------------
NET ASSETS                                                            $183,412
                                                              ================

Net asset value per share -- Class A (a)                                $12.61
    (Net assets/shares)                                         ($67,687/5,370)

Maximum offering price per share -- Class A (b)                         $13.38
    (Net asset value per share/front-end sales charge)          ($12.61/0.9425)

Net asset value and offering price per share -- Class B (a)             $12.58
    (Net assets/shares)                                         ($69,753/5,543)

Net asset value and offering price per share -- Class C (a)             $12.58
    (Net assets/shares)                                         ($28,944/2,300)

Net asset value, offering and redemption price per share --
Class Z                                                                 $12.63
    (Net assets/shares)                                         ($17,028/1,348)

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

See accompanying notes to financial statements.

COLUMBIA THERMOSTAT FUND
      >STATEMENT OF OPERATIONS (UNAUDITED)
       FOR THE SIX MONTHS ENDED JUNE 30, 2004

(IN THOUSANDS)
------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends from investment company shares                           $ 1,947
    Interest income                                                          5
                                                                       -------
    Total Investment Income                                              1,952

EXPENSES:
Management fee                                                              80
Administration fee                                                          40
12b-1 Service and Distribution fees:
    Class A                                                                 98
    Class B                                                                312
    Class C                                                                127
Transfer agent fees:
    Class A                                                                 46
    Class B                                                                 70
    Class C                                                                 25
    Class Z                                                                 15
Trustees fees                                                                1
Custody fees                                                                12
Registration & blue sky fees                                                59
Legal & audit fees                                                          14
Non-recurring costs (See Note 7)                                             2
Other expenses                                                              27
                                                                       -------
    Total expenses                                                         928
Less custody fees paid indirectly                                           --*
Less fees waived by Distributor                                            (28)
Less reimbursement of expenses by Advisor                                 (190)
Non-recurring costs reimbursed (See Note 7)                                 (2)
                                                                       -------
    Net Expenses                                                           708
                                                                       -------
    Net Investment Income                                                1,244

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
    Investments                                                            (28)
    Distributions from investment company shares                            23
                                                                       -------
    Net realized loss                                                       (5)
                                                                       -------
Net change in net unrealized appreciation on investments                 2,195
                                                                       -------
    Net realized and unrealized gain                                     2,190
                                                                       -------
Net Increase in Net Assets resulting from Operations                   $ 3,434
                                                                       =======

*Rounds to less than $500.

See accompanying notes to financial statements.

1-800-922-6769

COLUMBIA THERMOSTAT FUND
      >STATEMENT OF CHANGES IN NET ASSETS



                                                               (UNAUDITED)
                                                               SIX MONTHS
                                                                  ENDED          YEAR ENDED
INCREASE IN NET ASSETS                                          JUNE 30,        DECEMBER 31,
----------------------                                         -----------      ------------
(IN THOUSANDS)                                                    2004            2003 (a)
OPERATIONS:
Net investment income                                               $1,244              $696
Net realized gain (loss) on investments and distributions
from investment company shares                                          (5)              272
Net change in net unrealized appreciation on investments             2,195             9,219
                                                               -----------      ------------
  Net Increase from Operations                                       3,434            10,187

DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income -- Class A                                      --              (395)
  Net realized gain -- Class A                                         (89)              (21)
  Net investment income -- Class B                                      --              (108)
  Net realized gain -- Class B                                         (94)              (30)
  Net investment income -- Class C                                      --               (43)
  Net realized gain -- Class C                                         (40)              (10)
  Net investment income -- Class Z                                      --              (160)
  Net realized gain -- Class Z                                         (22)              (14)
                                                               -----------      ------------
    Total Distributions to Shareholders                               (245)             (781)

SHARE TRANSACTIONS:
  Subscriptions -- Class A                                          27,577            40,815
  Distributions reinvested -- Class A                                   80               373
  Redemptions -- Class A                                            (3,455)           (1,441)
                                                               -----------      ------------
  Net Increase -- Class A                                           24,202            39,747

  Subscriptions -- Class B                                          20,217            48,741
  Distributions reinvested -- Class B                                   86               125
  Redemptions -- Class B                                            (3,207)           (1,176)
                                                               -----------      ------------
  Net Increase -- Class B                                           17,096            47,690

  Subscriptions -- Class C                                           9,956            19,668
  Distributions reinvested -- Class C                                   34                44
  Redemptions -- Class C                                            (1,584)           (1,015)
                                                               -----------      ------------
  Net Increase -- Class C                                            8,406            18,697

  Subscriptions -- Class Z                                           4,377             9,094
  Distributions reinvested -- Class Z                                   22               166
  Redemptions -- Class Z                                            (1,809)           (1,023)
                                                               -----------      ------------
  Net Increase -- Class Z                                            2,590             8,237
                                                               -----------      ------------
    Net Increase from Share Transactions                            52,294           114,371
                                                               -----------      ------------
Total Increase in Net Assets                                        55,483           123,777
                                                               -----------      ------------

NET ASSETS:
Beginning of period                                                127,929             4,152
                                                               -----------      ------------
End of period                                                     $183,412          $127,929
                                                               ===========      ============

UNDISTRIBUTED NET INVESTMENT INCOME                                 $1,244               $--
                                                               ===========      ============


(a) Class A, Class B and Class D commenced operations March 3, 2003. On October 13, 2003, Class D was redesignated Class C.

See accompanying notes to financial statements

COLUMBIA THERMOSTAT FUND
      >STATEMENT OF CHANGES IN NET ASSETS, CONTINUED



                                                               (UNAUDITED)
                                                               SIX MONTHS
                                                                  ENDED         PERIOD ENDED
CHANGES IN SHARES OF BENEFICIAL INTEREST:                       JUNE 30,         DECEMBER 31,
-----------------------------------------                      -----------      ------------
(IN THOUSANDS)                                                    2004            2003 (a)
  Subscriptions -- Class A                                           2,219             3,529
  Shares issued in reinvestment and capital gains -- Class A             7                31
  Less shares redeemed -- Class A                                     (293)             (123)
                                                               -----------      ------------
  Net increase -- Class A                                            1,933             3,437

  Subscriptions -- Class B                                           1,614             4,268
  Shares issued in reinvestment and capital gains -- Class B             7                10
  Less shares redeemed -- Class B                                     (257)              (99)
                                                               -----------      ------------
  Net increase -- Class B                                            1,364             4,179

  Subscriptions -- Class C                                             793             1,712
  Shares issued in reinvestment and capital gains -- Class C             3                 4
  Less shares redeemed -- Class C                                     (127)              (85)
                                                               -----------      ------------
  Net increase -- Class C                                              669             1,631

  Subscriptions -- Class Z                                             349               821
  Shares issued in reinvestment and capital gains -- Class Z             2                14
  Less shares redeemed -- Class Z                                     (146)              (91)
                                                               -----------      ------------
  Net increase -- Class Z                                              205               744
                                                               -----------      ------------
Net increase in Shares of Beneficial Interest                        4,171             9,991
                                                               -----------      ------------


(a) Class A, Class B and Class D commenced operations March 3, 2003. On October 13, 2003, Class D was redesignated Class C.


See accompanying notes to financial statements

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


COLUMBIA THERMOSTAT FUND
      >FINANCIAL HIGHLIGHTS



                                                               (UNAUDITED)                            INCEPTION
                                                               SIX MONTHS                           SEPTEMBER 25,
                                                                  ENDED             YEAR ENDED      2002 THROUGH
CLASS Z                                                         JUNE 30,           DECEMBER 31,     DECEMBER 31,
-------                                                        -----------         ------------     -------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      2004                 2003             2002
NET ASSET VALUE, BEGINNING OF PERIOD                                $12.31               $10.41            $10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                             0.14                 0.19              0.04
Net realized and unrealized gain                                      0.20                 1.87              0.37
                                                               -----------         ------------     -------------
    Total from Investment Operations                                  0.34                 2.06              0.41
                                                               -----------         ------------     -------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                              --                (0.16)               --
From net realized gains                                              (0.02)                0.00(b)             --
                                                               -----------         ------------     -------------
    Total Distributions Declared to Shareholders                     (0.02)               (0.16)               --
                                                               -----------         ------------     -------------
NET ASSET VALUE, END OF PERIOD                                      $12.63               $12.31            $10.41
                                                               ===========         ============     =============
    Total Return (c)(d)                                               2.74%(e)            19.79%             4.10%(e)
                                                               ===========         ============     =============

RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                          0.25%(g)(h)          0.38%(g)          0.62%(h)(i)
Net investment income                                                 2.19%(g)(h)          1.64%(g)          1.41%(h)(i)
Reimbursement                                                         0.22%(h)             0.88%            19.94%(h)
Portfolio turnover rate                                                 32%(e)               61%               11%(e)
Net assets at end of period (IN MILLIONS)                              $17                  $14                $4


(a) Per share data was calculated using average shares outstanding during the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(b) Rounds to less than $0.01 per share.

(c) Total return at net asset value assuming all distributions reinvested.

(d) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(e) Not annualized.

(f) Does not include expenses of the investment companies in which the Fund invests.

(g) The benefits derived from custody fees paid indirectly had no impact.

(h) Annualized.

(i) In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets and net investment income to average daily net assets net of custody fees paid indirectly would have been 0.60% and 1.43%, respectively for the period ended December 31, 2002.

See accompanying notes to financial statements

COLUMBIA THERMOSTAT FUND
      >NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  Nature of Operations

Columbia Thermostat Fund (the "Fund"), a series of Columbia Acorn Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust, commenced operations September 25, 2002. The Fund may issue an unlimited number of shares. The Fund currently offers four classes of shares:
Class A, Class B, Class C and Class Z. On October 13, 2003, Class D was redesignated Class C.

    Class A shares are sold with a front-end sales charge. A contingent deferred sales charge ("CDSC") may be assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million.

    Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares are purchased.

    Class C shares are subject to a CDSC on redemptions made within one year after purchase.

    Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares.

    The financial highlights for Class A, Class B and Class C shares are presented in a separate semi-annual report. The semi-annual report for the other series of the Trust is also included in this report.

    The investment objective of the Fund is to provide long-term total return. The Fund pursues its investment objective by investing in shares of other mutual funds. As a 'fund of funds', under normal circumstances, the Fund allocates at least 95% of its net assets among a selected group of stock and bond mutual funds (the "Portfolio Funds") according to the current level of the Standard & Poor's 500 Stock Index in relation to predetermined ranges set by the Fund's investment adviser. As of June 30, 2004, the Fund invested in five stock Portfolio Funds (Columbia Acorn Fund, Columbia Acorn Select Fund, Columbia Growth & Income Fund, Columbia Mid Cap Value Fund and Columbia Growth Stock
Fund) and three bond Portfolio Funds (Columbia Federal Securities Fund, Columbia Intermediate Bond Fund and Columbia High Yield Fund). The Fund may also invest up to 5% of its net assets plus any cash received that day in cash, repurchase agreements, high quality short-term paper and government securities.

2.  Significant Accounting Policies
      >Security valuation

Investments in Portfolio Funds are valued at their net asset value as reported by the underlying funds. High quality short-term paper and government securities having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximates fair value.

      >Repurchase agreements

The Fund may engage in repurchase agreement transactions. The Fund, through its custodian, receives delivery of underlying securities collateralizing each repurchase agreement. The Fund's investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      >Security transactions and investment income

Portfolio Fund transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income and realized gain distributions from other funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts on short-term debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are reported on an identified cost basis. Awards from class action litigation may be recorded as a reduction of cost by Portfolio Funds. If the Portfolio Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

      >Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

      >Fund share valuation

Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading. All income, expenses (other than the Class A, Class B and Class C 12b-1 service and distribution fees, and Class A, Class B, Class C and Class Z Transfer Agent
fees) and

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                                       76
realized and unrealized gains (losses) of the Fund are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

      >Custody fees

The custody fees are reduced based on the Fund's cash balance maintained with the custodian. The amount is disclosed as a reduction of total expenses in the Statement of Operations.

      >Federal income taxes

The Fund has complied with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distributes all of its taxable income, as well as any net realized gain on sales of Portfolio Fund shares and any distributions of net realized gains received by the Fund from its Portfolio Funds, reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

      >Distributions to Shareholders

Distributions to shareholders are recorded on the ex-date.

3.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2003 was as follows:

                            ORDINARY        LONG-TERM
                             INCOME       CAPITAL GAINS
-------------------------------------------------------
(IN THOUSANDS)
                            $    771      $          10

4.  Transactions with Affiliates

Columbia Wanger Asset Management, L.P. ("Columbia WAM"), an indirect wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly-owned subsidiary of Bank of America Corporation ("BOA"), furnishes continuing investment supervision to the Fund and is responsible for the overall management of the Fund's business affairs. Prior to April 1, 2004, Columbia Management Group, Inc. was a wholly-owned subsidiary of Fleet National Bank, which in turn was a wholly-owned subsidiary of FleetBoston Financial Corporation ("Fleet"). On April 1, 2004, Fleet was acquired by BOA.

    Under the Fund's investment management agreement, fees are accrued daily and paid monthly to Columbia WAM at the annual rate of 0.10% of the Fund's average daily net assets.

      >Expense Limit

Columbia WAM has agreed to voluntarily reimburse the direct operating expenses (exclusive of interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) exceeding 0.60% of the average annual net assets of the Fund's Class Z shares. Effective August 1, 2003, Columbia WAM agreed to contractually reimburse the direct operating expenses (exclusive of interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) exceeding 0.25% of the average annual net assets of the Fund's Class Z shares.

    Columbia WAM also provides administrative services to the Fund at an annual rate of 0.05% of average daily net assets.

    Effective August 1, 2004 Columbia WAM will receive an administration fee from the Fund, based on the average daily total net assets of the Trust, at the following annual rates:

COLUMBIA ACORN TRUST
-------------------------------------------------------------------
Average daily net asset value:
On the first $8 billion                                        0.05%
Next $8 billion                                                0.04%
Average daily net assets in excess of $16 billion              0.03%

    Columbia Funds Distributor, Inc. ("CFDI"), an indirect wholly-owned subsidiary of BOA, is the Fund's principal indirect underwriter and receives no compensation on the sale of Class Z shares.

    The Fund has adopted a 12b-1 plan which requires it to pay CFDI a service and/or distribution fee on net assets attributable to Class A, Class B and Class C shares.

    Columbia Funds Services, Inc. (the "Transfer Agent"), an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and receives account charges plus reimbursement for out of pocket expenses.

    Certain officers and trustees of the Trust are also officers of Columbia WAM. The Trust makes no direct payments

COLUMBIA THERMOSTAT FUND
      >NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

to its officers and trustees who are affiliated with Columbia WAM. Trustees' fees and expenses paid by the Fund for the six months ended June 30, 2004, including the Fund's portion of a special payment to the chairman of the board of $25,000 for extraordinary time and effort spent on board matters during 2003, were $1,240.

5.  Borrowing Arrangements

The Trust participates in a $150,000,000 credit facility, which was entered into to facilitate portfolio liquidity. No amounts have been borrowed under this facility for the six months ended June 30, 2004.

6.  Investment Transactions

The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 2004 were:

----------------------------------------------------------------------------
(IN THOUSANDS)
  Purchases                                                         $103,922
  Proceeds from sales                                                $50,510
============================================================================

7.  Legal Proceedings

The Securities and Exchange Commission (the "SEC"), the New York Attorney General (the "NYAG") and various other regulatory authorities are investigating late trading and market timing in mutual fund shares, and have sent information requests and subpoenas to certain affiliates of Columbia Management Group, Inc. ("CMG") (collectively, "Columbia"). These affiliates include CFDI, Columbia Management Advisors, Inc. ("CMA"), and Columbia WAM. CMA is the adviser to the Columbia Family of Funds, but is not the adviser to the Columbia Acorn Family of Funds. Columbia has not uncovered any instances where any of its affiliates were knowingly involved in late trading of mutual fund shares.

    On February 24, 2004, the SEC filed a civil complaint in the United States District Court for the District of Massachusetts against CFDI and CMA, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the NYAG filed a civil complaint in New York Supreme Court, County of New York against CFDI and CMA alleging that CFDI and CMA had violated certain New York anti-fraud statutes. Both complaints are based on arrangements between 1998 and 2003 with nine investors for the trading of mutual fund shares. Neither complaint was filed against Columbia WAM nor the Columbia Acorn Family of Funds. However, the complaints against CFDI and CMA identified Columbia Acorn Fund, Columbia Acorn International and Columbia Acorn International Select as funds in which one or more of the nine investors invested. If either CFDI or CMA were unsuccessful in its defense of those proceedings, it could be barred from serving as a distributor or investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"), which could prevent CFDI from serving as the Funds' distributor and could affect the ability of an affiliated person of CFDI or CMA to serve as a distributor or investment adviser for any registered investment company. The Funds have been informed by CFDI that, in such a situation, it will seek exemptive relief from the SEC to permit it to continue to serve as the Funds' distributor. There is no assurance that such exemptive relief would be granted.

    On March 15, 2004, CFDI and CMA entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, CFDI and CMA agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring CFDI and CMA to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and fiduciary duties; and retention of an independent consultant to review CFDI's and CMA's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, Columbia has agreed to reduce mutual fund fees by $80 million over a five-year period.

    The Trust and Columbia WAM are defendants in several derivative and class action lawsuits that allege, in summary, defendants permitted investors to engage in improper trading of shares of various funds in violation of certain federal

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                                       78
and state laws. The Trust and Columbia WAM are also defendants in a class action lawsuit that alleges, in summary, that the Trust and Columbia WAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Fund's net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). All of these lawsuits have been transferred to a federal court in Maryland, where they will be consolidated with similar suits in a Multi-District Litigation proceeding.

    The Trust and Columbia WAM are defendants in a class action lawsuit in Illinois state court similar to the Fair Valuation Lawsuit. Lastly, Columbia WAM is also defendant in a lawsuit alleging that Columbia WAM used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Funds over other mutual funds to investors. The complaint alleges Columbia WAM breached certain common law duties and federal laws.

    The Trust and Columbia WAM intend to defend these suits vigorously. The Trust does not believe that the pending actions will have a material adverse effect on the financial statements of any Fund, and Columbia WAM does not believe that the pending actions will have a material adverse effect on its ability to perform under its contracts with the Funds.

    As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Fund.

    In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or Fleet (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

      For the six months ended June 30, 2004, CMG has assumed $1,830 consulting services and fees incurred by the Fund in connection with these matters.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Effective April 13, 2004, the audit committee of the Trust requested that Ernst & Young LLP ("E&Y") resign as the auditors of the Funds. Also effective July 14, 2004, upon the recommendation of the audit committee, the Trust selected PricewaterhouseCoopers LLP ("PWC") as independent registered public accounting firm to audit the books and records of each Fund for its fiscal year ending December 31, 2004. The cessation of the relationship with E&Y was based on the impairment of E&Y's independence resulting from the consummation of the merger of FleetBoston Financial Corporation and Bank of America Corporation and accordingly, E&Y's ability to provide audit services to the Funds.

      E&Y's report on the financial statements of each Fund for the past two years did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to E&Y's satisfaction, would have caused it to make reference to that matter in connection with its report.

1-800-922-6769

COLUMBIA ACORN FAMILY OF FUNDS CLASS Z SHARE INFORMATION

MINIMUM INITIAL INVESTMENT IN
COLUMBIA ACORN INTERNATIONAL,
COLUMBIA ACORN INTERNATIONAL
SELECT, COLUMBIA ACORN SELECT,
COLUMBIA THERMOSTAT FUND                   $1,000
                                           $1,000 FOR AN IRA

COLUMBIA ACORN FUND                            ACRNX
         Management Fee                          0.66%
         12b-1 Fee                               None
         Other Expenses                          0.13%
                                              -------
         Expense Ratio                           0.79%

COLUMBIA ACORN INTERNATIONAL                   ACINX
         Management Fee                          0.82%
         12b-1 Fee                               None
         Other Expenses                          0.21%
                                              -------
         Expense Ratio                           1.03%

COLUMBIA ACORN USA                             AUSAX
         Management Fee                          0.91%
         12b-1 Fee                               None
         Other Expenses                          0.15%
                                              -------
         Expense Ratio                           1.06%

MINIMUM INITIAL INVESTMENT
IN COLUMBIA ACORN FUND
AND COLUMBIA ACORN USA                     $50,000
MINIMUM SUBSEQUENT
INVESTMENT                                 $50
EXCHANGE FEE                               NONE

COLUMBIA ACORN INTERNATIONAL SELECT            ACFFX
         Management Fee                          0.95%
         12b-1 Fee                               None
         Other Expenses                          0.50%
                                              -------
         Net Expense Ratio                       1.45%

COLUMBIA ACORN SELECT                          ACTWX
         Management Fee                          0.90%
         12b-1 Fee                               None
         Other Expenses                          0.20%
                                              -------
         Expense Ratio                           1.10%


COLUMBIA THERMOSTAT FUND                       COTZX
         Management Fee                          0.10%
         12b-1 Fee                               None
         Other Expenses                          0.15%
                                              -------
         Net Expense Ratio                       0.25%*

Fees and expenses are for the six months ended June 30, 2004 and for Columbia Acorn International Select and Columbia Thermostat Fund include the effect of Columbia Wanger Asset Management's undertaking to reimburse those funds for any ordinary operating expenses, net of custody fees paid indirectly, exceeding 1.45% and 0.25% of their average net assets, respectively. The expense limitation for Columbia Acorn International Select is voluntary and can be terminated by either the Fund or Columbia Wanger Asset Management, L.P. on 30 days' notice. Columbia Thermostat Fund's reimbursement arrangement is contractual through April 30, 2005. The Fund's adviser and/or affiliates have contractually agreed to waive a portion of "other expenses" through April 30, 2005.

*Does not include estimated fees and expenses of 0.94% incurred by the Fund from the underlying portfolio funds.

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


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


COLUMBIA ACORN
--------------------------------------------------------------------------------
                                                                 FAMILY OF FUNDS

TRUSTEES

Robert E. Nason
CHAIRMAN
Margaret Eisen
Leo A. Guthart
Jerome Kahn, Jr.
Steven N. Kaplan
David C. Kleinman
Charles P. McQuaid
Allan B. Muchin
Ralph Wanger
John A. Wing

OFFICERS

Charles P. McQuaid
PRESIDENT
Ben Andrews
VICE PRESIDENT
Michael G. Clarke
ASSISTANT TREASURER
J. Kevin Connaughton
ASSISTANT TREASURER
P. Zachary Egan
VICE PRESIDENT
Kenneth A. Kalina
ASSISTANT TREASURER
Bruce H. Lauer
VICE PRESIDENT, SECRETARY AND TREASURER
Louis J. Mendes
VICE PRESIDENT
Robert A. Mohn
VICE PRESIDENT
Todd M. Narter
VICE PRESIDENT
Christopher J. Olson
VICE PRESIDENT
Vincent P. Pietropaolo
ASSISTANT SECRETARY
Robert P. Scales
CHIEF COMPLIANCE OFFICER, VICE PRESIDENT
GENERAL COUNSEL AND CHIEF LEGAL OFFICER

INVESTMENT ADVISER

Columbia Wanger Asset Management, L.P.
227 West Monroe Street, Suite 3000
Chicago, Illinois 60606
1-800-922-6769

DISTRIBUTOR

Columbia Funds Distributor, Inc.
One Financial Center
Boston, Massachusetts 02111-2621

TRANSFER AGENT, DIVIDEND DISBURSING AGENT

Columbia Funds Services, Inc.
P.O. Box 8081
Boston, Massachusetts 02266-8081
1-800-345-6611

LEGAL COUNSEL

Bell, Boyd & Lloyd LLC
Chicago, Illinois

THIS REPORT, INCLUDING THE SCHEDULES OF INVESTMENTS, IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF COLUMBIA ACORN TRUST. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS. AN INVESTOR SHOULD CAREFULLY CONSIDER CHARGES AND EXPENSES BEFORE INVESTING. TO OBTAIN A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION, PLEASE CALL (800) 922-6769 OR VISIT OUR WEBSITE (SHOWN BELOW). PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUNDS USE TO DETERMINE HOW TO VOTE PROXIES RELATING TO THEIR PORTFOLIO SECURITIES IS AVAILABLE (I) WITHOUT CHARGE, UPON REQUEST, BY CALLING 800-922-6769 AND (II) ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

FIND OUT WHAT'S NEW - VISIT OUR WEB SITE AT:
www.columbiafunds.com

OUR E-MAIL ADDRESS IS:
serviceinquiries@columbiamanagement.com

SHAREHOLDERS SHOULD NOT INCLUDE PERSONAL INFORMATION SUCH AS ACCOUNT NUMBERS, SOCIAL SECURITY NUMBERS OR TAXPAYER IDENTIFICATION NUMBERS IN E-MAIL. WE ARE UNABLE TO ACCEPT ACCOUNT TRANSACTIONS SENT VIA E-MAIL.

1-800-922-6769

DIRECTIONS TO THE 2004 COLUMBIA ACORN FUNDS SHAREHOLDER INFORMATION MEETING

FROM THE SOUTH:

Take 1-57 (which merges with I-94, also known as the Dan Ryan Expressway). Take the Dan Ryan into Chicago. Follow the signs for the Kennedy (I-90/94) Expressway West. Travel on the Kennedy and exit using the Monroe Street exit. Turn right
(east) from the exit onto Monroe Street. Proceed east to LaSalle Street and turn right (south).

FROM THE NORTH:

Take the Kennedy Expressway (I-90/94) south to Chicago. Exit at Jackson Boulevard. Turn left (east) from the exit onto Jackson Boulevard. Proceed east on Jackson to LaSalle Street.

FROM THE WEST:

Take the Eisenhower Expressway (I-290) from the west. This becomes Congress Parkway in the city. Bear right (south) off of Congress onto Franklin Street. Turn right (east) on Jackson Boulevard. Proceed east on Jackson to LaSalle Street.

FROM THE SOUTHWEST:

Take the Stevenson Expressway (I-55). Exit to the Kennedy Expressway (North-Wisconsin). Travel on the Kennedy and exit using the Monroe Street exit. Turn right (east) from the exit onto Monroe Street. Proceed east to LaSalle Street and turn right (south).

PARKING INFORMATION

There is no parking in the Bank of America Building but several public parking lots are located within two blocks of the building. The South Loop Self Park is located at 318 S. Federal Street. Traders Self Park is located at 326 S. Wells Street. Both lots are marked on the map on the inside front cover of this report.

For directions using public transportation, call (312) 836-7000 for CTA travel information or visit the CTA website at www.transitchicago.com. For Metra information call (312) 322-6777 during business hours or find information at www.metrarail.com.

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                                                               HOLLISTON, MA
                                                               PERMIT NO. 20
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[EAGLE HEAD LOGO]       COLUMBIAFUNDS

                        A MEMBER OF COLUMBIA MANAGEMENT GROUP

                        (C)2004 COLUMBIA FUNDS DISTRIBUTOR, INC.
                        ONE FINANCIAL CENTER, BOSTON, MA 02111-2621


                                                 ACN-03/221S-0604 (8/04) 04/1812

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ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not filed Schedule 14A subsequent to the effective date of that Schedule's Item 7(d)(2)(ii)(G). Although the registrant's investment adviser, Trustees, or shareholders may submit suggested candidates for Independent Trustees to the Governance Committee (the "Committee"), neither the Committee nor the Independent Trustees as a group shall consider those candidates on a preferential basis as opposed to other possible candidates. Any shareholders may submit the name of a candidate for consideration by the Committee by submitting the recommendation to the Trust's Secretary. The Secretary will forward any such recommendation to the Chairman of the Committee promptly upon receipt.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Columbia Acorn Trust
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By (Signature and Title)  /s/ Charles P. McQuaid
                        -----------------------------------------------------
                          Charles P. McQuaid, President

Date                                 September 2, 2004
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Charles P. McQuaid
                        -----------------------------------------------------
                          Charles P. McQuaid, President

Date                                September 2, 2004
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By (Signature and Title)    /s/ Bruce H. Lauer
                        -----------------------------------------------------
                            Bruce H. Lauer, Treasurer

Date                                September 2, 2004
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